Item 1. Schedule of Investments:
--------------------------------------
PUTNAM VARIABLE TRUST

3-31-05



Putnam VT American Government Fund

The fund's portfolio
March 31, 2005 (Unaudited)

U.S. Government and Agency Mortgage Obligations (71.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
     $4,752,132  Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s,
                 August 20, 2034                                                                                      $4,756,404
                 Government National Mortgage Association Pass-Through Certificates
         97,098  7 1/2s, with due dates from June 15, 2030 to March 15, 2032                                             104,642
         60,208  7s, September 15, 2031                                                                                   64,886
        626,902  6 1/2s, with due dates from April 15, 2028 to October 15, 2032                                          656,902
        315,000  6 1/2s, TBA, March 1, 2035                                                                              329,384
        234,899  6s, April 15, 2028                                                                                      243,093
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,155,311

U.S. Government Agency Mortgage Obligations (68.8%)
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        684,322  7 1/2s, with due dates from January 1, 2030 to July 1, 2031                                             733,613
         99,985  7 1/2s, with due dates from October 1, 2014 to October 1, 2015                                          105,469
      4,092,517  7s, with due dates from November 1, 2026 to July 1, 2032                                              4,316,708
      6,762,450  6 1/2s, with due dates from May 1, 2031 to October 1, 2034                                            7,023,010
      4,300,000  6 1/2s, TBA, April 1, 2035                                                                            4,460,242
        836,360  5 1/2s, December 1, 2033                                                                                839,856
      7,883,394  5s, with due dates from May 1, 2018 to November 1, 2018                                               7,907,721
                 Federal National Mortgage Association Pass-Through Certificates
      1,018,028  7 1/2s, with due dates from August 1, 2029 to June 1, 2032                                            1,090,641
     27,951,349  7s, with due dates from May 1, 2023 to April 1, 2034                                                 29,507,504
        900,000  7s, TBA, April 1, 2035                                                                                  948,234
     28,899,208  6 1/2s, with due dates from December 1, 2023 to December 1, 2034                                     30,030,559
     29,924,000  5 1/2s, TBA, April 1, 2035                                                                           29,968,419
        174,384  5s, April 1, 2019                                                                                       174,472
      9,100,000  5s, TBA, June 1, 2035                                                                                 8,854,727
      9,100,000  5s, TBA, May 1, 2035                                                                                  8,875,344
      9,300,000  5s, TBA, April 1, 2035                                                                                9,095,110
        100,000  5s, TBA, April 1, 2020                                                                                   99,883
      2,800,000  4 1/2s, TBA, April 1, 2020                                                                            2,737,656
         44,575  4s, May 1, 2019                                                                                          42,727
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     146,811,895
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $153,494,077)                         $152,967,206
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations (5.9%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $10,000,000  Federal Farm Credit Bank 5 3/4s, January 18, 2011                                                   $10,543,039
      1,900,000  Freddie Mac 6 5/8s, September 15, 2009                                                                2,066,269
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Obligations  (cost $11,932,993)                                        $12,609,308
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (18.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     $4,260,000  8s, November 15, 2021                                                                                $5,786,944
     11,505,000  6 1/4s, May 15, 2030                                                                                 13,832,965
                 U.S. Treasury Notes
        600,000  4 1/4s, August 15, 2014                                                                                 588,656
     18,622,000  4 1/4s, August 15, 2013                                                                              18,368,856
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $37,412,415)                                                 $38,577,421
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (10.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Fannie Mae
       $634,776  Ser. 03-W6, Class PT1, 9.371s, 2042                                                                    $688,454
        342,800  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                                     363,903
      1,071,516  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                                   1,136,907
        211,074  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                                     223,767
      1,293,511  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                   1,371,322
        789,232  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                                     836,608
      1,204,233  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                   1,277,006
        916,782  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                                      971,242
         31,647  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                       33,385
        112,939  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                      119,615
        777,880  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                                     822,734
        235,067  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                      248,675
        521,830  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                                      551,697
        330,886  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                                     350,111
        199,258  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                      210,548
        519,911  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                      548,884
          1,381  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                        1,458
        117,082  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                      123,997
        911,830  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                                      965,057
        383,716  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                                      405,100
         19,401  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                                       20,562
        468,208  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                      495,885
      4,455,382  Ser. 350, Class 2, IO (Interest Only), 5 1/2s, 2034                                                   1,030,655
      2,274,845  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                                     535,165
      2,329,610  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                                     548,539
      9,754,858  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                                   2,274,241
        645,319  Ser. 343, Class 25, IO, 4 1/2s, 2018                                                                    104,070
        369,265  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                                     61,272
     15,957,164  Ser. 03-W10, Class 1A, IO, 1.551s, 2043                                                                 339,090
     18,778,069  Ser. 03-W10, Class 3A, IO, 1.527s, 2043                                                                 404,902
      9,615,432  Ser. 03-T2, Class 2, IO, 0.961s, 2042                                                                   177,538
      2,790,560  Ser. 03-W6, Class 51, IO, 0.678s, 2042                                                                   40,323
        674,311  Ser. 352, Class 1, PO (Principal Only), zero %, 2034                                                    512,351
        989,575  Ser. 353, Class 1, PO, zero %, 2034                                                                     718,954
        614,508  Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
                 Ser. 212, IO, 6s, 2031                                                                                  124,389
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
      2,129,762  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                     2,253,943
        313,875  Ser. T-42, Class A5, 7 1/2s, 2042                                                                       332,321
            370  Ser. T-41, Class 3A, 7 1/2s, 2032                                                                           392
                 Freddie Mac
        555,407  Ser. 226, IO, 5 1/2s, 2034                                                                              132,284
        432,478  Ser. 223, IO, 5 1/2s, 2032                                                                               97,740
        991,448  Ser. 227, IO, 5s, 2034                                                                                  256,464
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $24,022,942)                                       $21,711,550
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (22.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $21,000,000  Interest in $640,000,000 joint tri-party repurchase agreement dated
                 March 31, 2005 with Bank of America Securities, LLC due
                 April 1, 2005 with respect to various U.S. Government obligations --
                 maturity value of $21,01,680 for an effective yield of 2.88%
                 (collateralized by Freddie Mac and Fannie Mae with yields ranging from 5.50% to 5.60% and due dates ranging from December 1, 2018 to
                 February 1, 2035, valued at $652,800,000)                                                           $21,000,000
        100,000  U.S. Treasury Bills, zero %, March 31, 2005 (SEG)                                                        99,305
     26,392,000  Federal Home Loan Bank, zero %, April 13, 2005                                                       26,368,308
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $47,467,613)                                                    $47,467,613
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $274,330,040) (b)                                                          $273,333,098
================================================================================================================================



Putnam VT American Government Fund

Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                            Number of                              Aggregate    Expiration         appreciation/
                                            Contracts               Value         face value          date         (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)                 5            $538,906            544,757        Jun-05               $(5,851)
Euro 90 day (Long)                                  6           1,436,475          1,444,767        Dec-05                (8,292)
Euro 90 day (Long)                                  4             964,850            968,916        Jun-05                (4,066)
Euro 90 day (Long)                                  4             960,250            965,341        Sep-05                (5,091)
Euro 90 day (Long)                                  2             478,100            479,358        Mar-06                (1,258)
U.S. Treasury Bond (Long)                         115          12,808,125         13,011,904        Jun-05              (203,779)
U.S. Treasury Note 10 yr (Short)                  217          23,710,641        $23,834,133        Jun-05               123,492
U.S. Treasury Note 5 yr (Short)                    64           6,854,000          6,846,520        Jun-05                (7,480)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(112,325)
=================================================================================================================================



Putnam VT American Government Fund

TBA sale commitments outstanding at March 31, 2005 (Unaudited)
(proceeds receivable $32,503,256)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA, 6 1/2s, April 1, 2035                                                  $12,000,000             4/13/05         $12,451,874
FNMA, 5 1/2s, April 1, 2035                                                    2,078,000             4/13/05           2,081,085
FNMA, 5s, May 1, 2035                                                          9,100,000             5/12/05           8,875,344
FNMA, 5s, April 1, 2035                                                        9,100,000             4/13/05           8,899,516
GNMA, 6 1/2s, March 1, 2035                                                      315,000             3/22/05             329,384
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $32,637,203
================================================================================================================================



Putnam VT American Government Fund  - Fund  2PX

Credit default contracts outstanding at March 31, 2005 (Unaudited)

                                                                                                                      Unrealized
                                                                                                    Notional       appreciation/
                                                                                                      amount       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Finance, S.A effective March 10, 2005, maturing on
March 20, 2014, to receive quarterly 18 basis points times the notional amount.
Upon a credit default event of  FNMA, 4.625%, 9/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of FNMA, 4.625%, 9/15/12.                                                  $12,000,000              $4,715



Putnam VT American Government Fund  - Fund  2PX
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              $7,000,000             3/30/09            $368,765

Agreement with Bank of America, N.A. dated December 2,  2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               4,779,000             12/5/05               8,933

Agreement with Bank of America N.A. dated December 12, 2003 to pay semi-annually the notional amount multiptied by 2.1125% and receive quarterly the notional amount multiplied by three month
USD-LIBOR.                                                                       879,000            12/16/05               4,811

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to receive semi-annually the notional amount
multiptied by 2.931% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       2,529,200              7/9/06             (29,497)

Agreement with Lehman Brothers Special Financing, Inc. dated
February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  36,700,000              2/4/10            (738,555)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiptied by 4.641% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  19,434,000            12/15/13             (85,322)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   8,109,000             12/9/05             (31,443)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiptied by 4.579% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                       2,731,000            12/16/13              24,403

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   1,581,000            12/15/13              (1,142)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiptied by 2.235% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                         378,000            12/15/05               1,584
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ (477,463)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $213,235,573.

(b) The aggregate identified cost on a tax basis is $274,636,809, resulting in gross unrealized appreciation and depreciation of $2,142,795 and $3,446,506, respectively, or net unrealized depreciation of $1,303,711.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

TBA after the name of a security represents to be announced securities.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (100.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
           4,230  ExpressJet Holdings, Inc. (NON) (S)                                                                    $48,264

Automotive (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
           3,620  American Axle & Manufacturing Holdings, Inc.                                                            88,690
           7,803  Autoliv, Inc.                                                                                          371,813
          12,833  Tenneco Automotive, Inc. (NON)                                                                         159,899
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         620,402

Banking (5.8%)
--------------------------------------------------------------------------------------------------------------------------------
          65,546  Commerce Bancorp, Inc.                                                                               2,128,279
           4,102  Compass Bancshares, Inc.                                                                               186,231
           2,885  Doral Financial Corp. (S)                                                                               63,153
           4,230  FirstFed Financial Corp. (NON)                                                                         215,772
           3,300  Flagstar Bancorp, Inc.                                                                                  64,515
           3,990  R&G Financial Corp. Class B                                                                            124,368
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,782,318

Biotechnology (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
          11,750  Amgen, Inc. (NON)                                                                                      683,968
             800  Connetics Corp. (NON)                                                                                   20,232
           1,330  Telik, Inc. (NON)                                                                                       20,056
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         724,256

Chemicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
           7,974  Georgia Gulf Corp.                                                                                     366,645

Commercial and Consumer Services (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
           8,928  Administaff, Inc. (S)                                                                                  130,349
           8,450  Brink's Co. (The)                                                                                      292,370
          28,440  eBay, Inc. (NON)                                                                                     1,059,674
          11,965  Sabre Holdings Corp.                                                                                   261,794
           2,100  West Corp. (NON)                                                                                        67,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,811,387

Communications Equipment (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
          12,160  Aspect Communications Corp. (NON)                                                                      126,586
          85,310  Cisco Systems, Inc. (NON)                                                                            1,526,196
           5,154  Inter-Tel, Inc.                                                                                        126,273
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,779,055

Computers (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
           8,090  Checkpoint Systems, Inc. (NON)                                                                         136,559
          12,150  IBM Corp.                                                                                            1,110,267
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,246,826

Conglomerates (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
          37,100  Tyco International, Ltd. (Bermuda)                                                                   1,253,980

Consumer Finance (7.1%)
--------------------------------------------------------------------------------------------------------------------------------
           2,640  Accredited Home Lenders Holding Co. (NON)                                                               95,647
          18,317  Capital One Financial Corp.                                                                          1,369,562
           3,230  CompuCredit Corp. (NON)                                                                                 85,983
          42,960  Countrywide Financial Corp.                                                                          1,394,482
          27,068  Providian Financial Corp. (NON)                                                                        464,487
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,410,161

Consumer Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
           9,025  Yankee Candle Co., Inc. (The)                                                                          286,093

Electric Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
           5,150  Alliant Energy Corp.                                                                                   137,917
           9,420  Puget Energy, Inc.                                                                                     207,617
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         345,534

Electronics (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
          48,240  Freescale Semiconductor, Inc. Class A (NON)                                                            817,668
          11,417  Integrated Device Technology, Inc. (NON)                                                               137,347
           9,140  Storage Technology Corp. (NON)                                                                         281,512
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,236,527

Engineering & Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
           2,770  Eagle Materials, Inc.                                                                                  224,204

Entertainment (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
          13,410  Royal Caribbean Cruises, Ltd. (Liberia)                                                                599,293

Financial (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
          28,130  Fannie Mae                                                                                           1,531,679
           1,550  New Century Financial Corp. (R)                                                                         72,571
           5,102  PMI Group, Inc. (The)                                                                                  193,927
             417  Student Loan Corp.                                                                                      87,157
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,885,334

Forest Products and Packaging (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           3,432  Albany International Corp.                                                                             105,980
           3,680  Louisiana-Pacific Corp.                                                                                 92,515
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         198,495

Health Care Services (6.6%)
--------------------------------------------------------------------------------------------------------------------------------
          17,550  Cardinal Health, Inc.                                                                                  979,290
           3,570  Cerner Corp. (NON) (S)                                                                                 187,461
          10,630  Express Scripts, Inc. (NON)                                                                            926,830
          11,340  HCA, Inc. (S)                                                                                          607,484
           2,790  Lincare Holdings, Inc. (NON)                                                                           123,402
          10,000  Manor Care, Inc. (S)                                                                                   363,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,188,067

Homebuilding (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
             605  NVR, Inc. (NON)                                                                                        474,925

Household Furniture and Appliances (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           3,110  Whirlpool Corp.                                                                                        210,640

Insurance (7.2%)
--------------------------------------------------------------------------------------------------------------------------------
          33,630  American International Group, Inc.                                                                   1,863,438
           1,840  AmerUs Group Co.                                                                                        86,940
           1,130  Delphi Financial Group Class A                                                                          48,590
          10,320  Everest Re Group, Ltd. (Bermuda)                                                                       878,335
           3,248  IPC Holdings, Ltd. (Bermuda)                                                                           127,581
           4,150  Radian Group, Inc.                                                                                     198,121
               3  RenaissanceRe Holdings, Ltd. (Bermuda)                                                                     140
             740  Stancorp Financial Group                                                                                62,737
           3,988  W.R. Berkley Corp.                                                                                     197,805
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,463,687

Investment Banking/Brokerage (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
           1,850  Affiliated Managers Group (NON)                                                                        114,756
           5,130  American Capital Strategies, Ltd. (S)                                                                  161,133
           3,956  Eaton Vance Corp.                                                                                       92,729
           1,540  IndyMac Bancorp, Inc.                                                                                   52,360
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         420,978

Leisure (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
          18,720  Harley-Davidson, Inc. (S)                                                                            1,081,267
           4,650  Monaco Coach Corp.                                                                                      75,098
           2,820  Winnebago Industries, Inc.                                                                              89,112
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,245,477

Machinery (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
           1,895  Manitowoc Co., Inc. (The)                                                                               76,539
          11,417  Terex Corp. (NON)                                                                                      494,356
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         570,895

Manufacturing (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
           8,920  Flowserve Corp. (NON)                                                                                  230,760

Medical Technology (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
           5,880  American Medical Systems Holdings, Inc. (NON)                                                          101,018
           8,450  Charles River Laboratories International, Inc. (NON)                                                   397,488
           1,560  Epix Pharmaceuticals, Inc. (NON)                                                                        10,920
           2,520  Respironics, Inc. (NON)                                                                                146,840
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         656,266

Metal Fabricators (--%)
--------------------------------------------------------------------------------------------------------------------------------
             500  Mueller Industries, Inc.                                                                                14,075

Miscellaneous (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
           3,587  iShares Russell 2000 Index Fund (SB) (S)                                                               438,152
           2,262  S&P 500 Index Depositary Receipts (SPDR Trust Series 1)                                                266,826
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         704,978

Natural Gas Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
           2,325  Energen Corp.                                                                                          154,845
           2,430  WGL Holdings, Inc.                                                                                      75,233
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         230,078

Oil & Gas (6.3%)
--------------------------------------------------------------------------------------------------------------------------------
          18,330  Amerada Hess Corp.                                                                                   1,763,529
           5,690  Cabot Oil & Gas Corp. Class A                                                                          313,804
          12,640  Denbury Resources, Inc. (NON)                                                                          445,307
           4,580  Giant Industries, Inc. (NON)                                                                           117,706
          13,780  Meridian Resource Corp. (NON)                                                                           71,105
           1,898  Noble Energy, Inc.                                                                                     129,102
           7,000  Vintage Petroleum, Inc.                                                                                220,220
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,060,773

Pharmaceuticals (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
          18,570  Johnson & Johnson                                                                                    1,247,161
          38,654  Pfizer, Inc.                                                                                         1,015,441
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,262,602

Real Estate (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
           4,220  Capital Automotive (R)                                                                                 139,766
           1,350  CBL & Associates Properties (R)                                                                         96,539
           2,000  IMPAC Mortgage Holdings, Inc. (R)                                                                       38,360
           2,290  Mills Corp. (R)                                                                                        121,141
           4,430  National Health Investors, Inc. (R)                                                                    115,091
           5,220  Novastar Financial, Inc. (R) (S)                                                                       187,972
             930  RAIT Investment Trust (R)                                                                               24,943
           2,166  Redwood Trust, Inc. (R)                                                                                110,856
           7,730  Senior Housing Properties Trust (R)                                                                    128,936
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         963,604

Restaurants (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
          39,070  McDonald's Corp.                                                                                     1,216,640

Retail (9.3%)
--------------------------------------------------------------------------------------------------------------------------------
           4,720  Abercrombie & Fitch Co. Class A                                                                        270,173
           9,610  AutoZone, Inc. (NON)                                                                                   823,576
          18,660  Best Buy Co., Inc.                                                                                   1,007,826
           2,590  Hollywood Entertainment Corp. (NON)                                                                     34,110
          11,110  Michaels Stores, Inc.                                                                                  403,293
           9,210  Movie Gallery, Inc.                                                                                    264,143
          40,650  Office Depot, Inc. (NON)                                                                               901,616
          10,327  Rent-A-Center, Inc. (NON)                                                                              282,030
           1,740  ShopKo Stores, Inc. (NON)                                                                               38,663
          14,330  Supervalu, Inc.                                                                                        477,906
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,503,336

Schools (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
          17,570  Apollo Group, Inc. Class A (NON)                                                                     1,301,234
           2,030  Education Management Corp. (NON)                                                                        56,739
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,357,973

Software (4.4%)
--------------------------------------------------------------------------------------------------------------------------------
          27,121  BMC Software, Inc. (NON)                                                                               406,815
          21,076  Citrix Systems, Inc. (NON)                                                                             502,030
           5,390  McAfee, Inc. (NON)                                                                                     121,598
          78,920  Oracle Corp. (NON)                                                                                     984,922
           4,370  THQ, Inc. (NON)                                                                                        122,972
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,138,337

Technology Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
           7,180  Acxiom Corp.                                                                                           150,277
           2,040  Transaction Systems Architects, Inc. (NON)                                                              47,226
          21,340  United Online, Inc. (NON)                                                                              223,430
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         420,933

Telecommunications (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
             689  Commonwealth Telephone Enterprises, Inc. (NON)                                                          32,479
          37,310  Earthlink, Inc. (NON)                                                                                  335,790
          19,220  Premiere Global Services, Inc. (NON)                                                                   217,570
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         585,839

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           9,735  Wolverine World Wide, Inc.                                                                             208,621

Tire & Rubber (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
          14,260  Cooper Tire & Rubber (S)                                                                               261,814

Tobacco (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
          15,380  Altria Group, Inc.                                                                                   1,005,698

Toys (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          14,540  Hasbro, Inc.                                                                                           297,343
--------------------------------------------------------------------------------------------------------------------------------
                  Total Common stocks  (cost $44,701,468)                                                            $48,513,113
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (6.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
      $2,764,672  Short-term investments held as collateral
                  for loaned securities with yields ranging
                  from 2.70% to 3.03% and due dates ranging
                  from April 1, 2005, to May 3, 2005 (d)                                                              $2,760,706
         319,901  Puntam Money Market Fund (e)                                                                           319,901
--------------------------------------------------------------------------------------------------------------------------------
                  Total Short-term investments  (cost $3,080,607)                                                     $3,080,607
--------------------------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $47,782,075)(b)                                                            $51,593,720
--------------------------------------------------------------------------------------------------------------------------------




Putnam VT Capital Appreciation Fund - Fund  2TP
Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
February 28, 2005 to receive monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                $24,528             2/28/06              $1,381


NOTES

(a) Percentages indicated are based on net assets of $48,294,651.

(b) The aggregate identified cost on a tax basis is $48,521,033, resulting in gross unrealized appreciation and depreciation of $5,263,975 and $2,191,288, respectively, or net unrealized appreciation of $3,072,687.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $2,690,653. The fund received cash collateral of $2,760,706 which is pooled with collateral of other Putnam funds into 28 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $189 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $2,361 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $3,999,455 and $4,086,310, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please, see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.




Putnam VT Capital Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          5,567  ExpressJet Holdings, Inc. (NON)                                                                         $63,519

Automotive (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
          5,282  American Axle & Manufacturing Holdings, Inc.                                                            129,409
         11,495  Autoliv, Inc.                                                                                           547,737
         18,321  Tenneco Automotive, Inc. (NON)                                                                          228,280
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         905,426

Banking (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,446  Commerce Bancorp, Inc.                                                                                  209,302
          6,087  Compass Bancshares, Inc.                                                                                276,350
          4,184  Doral Financial Corp.                                                                                    91,588
          6,035  FirstFed Financial Corp. (NON)                                                                          307,845
          4,552  Flagstar Bancorp, Inc.                                                                                   88,992
          5,733  R&G Financial Corp. Class B                                                                             178,698
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,152,775

Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
          1,109  Connetics Corp. (NON)                                                                                    28,047
          1,927  Telik, Inc. (NON)                                                                                        29,059
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          57,106

Chemicals (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         11,733  Georgia Gulf Corp.                                                                                      539,483

Commercial and Consumer Services (4.4%)
--------------------------------------------------------------------------------------------------------------------------------
         13,020  Administaff, Inc.                                                                                       190,092
         12,376  Brink's Co. (The)                                                                                       428,210
         17,533  Sabre Holdings Corp.                                                                                    383,622
          3,002  West Corp. (NON)                                                                                         96,064
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,097,988

Communications Equipment (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         17,834  Aspect Communications Corp. (NON)                                                                       185,652
          7,617  Inter-Tel, Inc.                                                                                         186,617
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         372,269

Computers (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         11,545  Checkpoint Systems, Inc. (NON)                                                                          194,880

Consumer Finance (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
          3,844  Accredited Home Lenders Holding Co. (NON)                                                               139,268
          4,708  CompuCredit Corp. (NON)                                                                                 125,327
         39,544  Providian Financial Corp. (NON)                                                                         678,575
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         943,170

Consumer Goods (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         13,223  Yankee Candle Co., Inc. (The)                                                                           419,169

Electric Utilities (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
          7,506  Alliant Energy Corp.                                                                                    201,011
         13,800  Puget Energy, Inc.                                                                                      304,152
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         505,163

Electronics (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
         16,765  Integrated Device Technology, Inc. (NON)                                                                201,683
         13,421  Storage Technology Corp. (NON)                                                                          413,367
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         615,050

Engineering & Construction (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
          4,083  Eagle Materials, Inc.                                                                                   330,478

Financial (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
          2,141  New Century Financial Corp. (R)                                                                         100,242
          7,534  PMI Group, Inc. (The)                                                                                   286,367
            616  Student Loan Corp.                                                                                      128,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         515,359

Forest Products and Packaging (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
          5,038  Albany International Corp.                                                                              155,573
          5,371  Louisiana-Pacific Corp.                                                                                 135,027
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         290,600

Health Care Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
          5,275  Cerner Corp. (NON)                                                                                      276,990
          4,074  Lincare Holdings, Inc. (NON)                                                                            180,193
         14,726  Manor Care, Inc.                                                                                        535,437
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         992,620

Homebuilding (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
            862  NVR, Inc. (NON)                                                                                         676,670

Household Furniture and Appliances (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
          4,562  Whirlpool Corp.                                                                                         308,984

Insurance (4.2%)
--------------------------------------------------------------------------------------------------------------------------------
          2,629  AmerUs Group Co.                                                                                        124,220
          1,565  Delphi Financial Group Class A                                                                           67,295
          4,772  IPC Holdings, Ltd. (Bermuda)                                                                            187,444
          6,111  Radian Group, Inc.                                                                                      291,739
          1,025  Stancorp Financial Group                                                                                 86,900
          5,894  W.R. Berkley Corp.                                                                                      292,342
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,049,940

Investment Banking/Brokerage (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
          2,690  Affiliated Managers Group (NON)                                                                         166,861
          7,637  American Capital Strategies, Ltd.                                                                       239,878
          5,812  Eaton Vance Corp.                                                                                       136,233
          2,122  IndyMac Bancorp, Inc.                                                                                    72,148
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         615,120

Leisure (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
          6,785  Monaco Coach Corp.                                                                                      109,578
          4,178  Winnebago Industries, Inc.                                                                              132,025
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         241,603

Machinery (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
          3,234  Manitowoc Co., Inc. (The)                                                                               130,621
         16,660  Terex Corp. (NON)                                                                                       721,378
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         851,999

Manufacturing (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         13,011  Flowserve Corp. (NON)                                                                                   336,595

Medical Technology (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
          8,566  American Medical Systems Holdings, Inc. (NON)                                                           147,164
         12,415  Charles River Laboratories International, Inc. (NON)                                                    584,002
          2,271  Epix Pharmaceuticals, Inc. (NON)                                                                         15,897
          3,672  Respironics, Inc. (NON)                                                                                 213,967
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         961,030

Metal Fabricators (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
            607  Mueller Industries, Inc.                                                                                 17,087

Natural Gas Utilities (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
          3,391  Energen Corp.                                                                                           225,841
          3,441  WGL Holdings, Inc.                                                                                      106,533
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         332,374

Oil & Gas (7.5%)
--------------------------------------------------------------------------------------------------------------------------------
          8,437  Cabot Oil & Gas Corp. Class A                                                                           465,301
         18,611  Denbury Resources, Inc. (NON)                                                                           655,666
          6,540  Giant Industries, Inc. (NON)                                                                            168,078
         19,022  Meridian Resource Corp. (NON)                                                                            98,154
          2,764  Noble Energy, Inc.                                                                                      188,007
         10,360  Vintage Petroleum, Inc.                                                                                 325,926
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,901,132

Other (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
          3,562  iShares Russell 2000 Index Fund                                                                         435,098
            932  S&P 500 Index Depositary Receipts (SPDR Trust Series 1)                                                 109,939
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         545,037

Real Estate (5.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,031  Capital Automotive (R)                                                                                  199,747
          1,972  CBL & Associates Properties (R)                                                                         141,018
          2,884  IMPAC Mortgage Holdings, Inc. (R)                                                                        55,315
          3,273  Mills Corp. (R)                                                                                         173,142
          6,538  National Health Investors, Inc. (R)                                                                     169,857
          7,636  Novastar Financial, Inc. (R)                                                                            274,972
          1,290  RAIT Investment Trust (R)                                                                                34,598
          3,221  Redwood Trust, Inc. (R)                                                                                 164,851
         11,442  Senior Housing Properties Trust (R)                                                                     190,853
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,404,353

Retail (10.2%)
--------------------------------------------------------------------------------------------------------------------------------
          6,924  Abercrombie & Fitch Co. Class A                                                                         396,330
          3,693  Hollywood Entertainment Corp. (NON)                                                                      48,637
         16,309  Michaels Stores, Inc.                                                                                   592,017
         13,456  Movie Gallery, Inc.                                                                                     385,918
         15,135  Rent-A-Center, Inc. (NON)                                                                               413,337
          2,303  ShopKo Stores, Inc. (NON)                                                                                51,173
         20,446  Supervalu, Inc.                                                                                         681,874
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,569,286

Schools (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          2,891  Education Management Corp. (NON)                                                                         80,803

Software (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
         39,597  BMC Software, Inc. (NON)                                                                                593,955
         31,101  Citrix Systems, Inc. (NON)                                                                              740,821
          7,860  McAfee, Inc. (NON)                                                                                      177,322
          6,369  THQ, Inc. (NON)                                                                                         179,224
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,691,322

Technology Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         10,676  Acxiom Corp.                                                                                            223,449
          2,822  Transaction Systems Architects, Inc. (NON)                                                               65,329
         31,284  United Online, Inc. (NON)                                                                               327,543
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         616,321

Telecommunications (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
            892  Commonwealth Telephone Enterprises, Inc. (NON)                                                           42,049
         53,182  Earthlink, Inc. (NON)                                                                                   478,638
         28,021  Premiere Global Services, Inc. (NON)                                                                    317,198
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         837,885

Textiles (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         14,289  Wolverine World Wide, Inc.                                                                              306,213

Tire & Rubber (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         21,005  Cooper Tire & Rubber                                                                                    385,652

Toys (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         21,402  Hasbro, Inc.                                                                                            437,671
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $23,159,630)                                                             $25,162,132
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (0.4%) (a) (cost $112,280)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $112,280  Putnam Prime Money Market Fund (e)                                                                     $112,280
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $23,271,910) (b)                                                            $25,274,412
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $25,214,301.

(b) The aggregate identified cost on a tax basis is $23,316,528, resulting in gross unrealized appreciation and depreciation of $3,118,254 and $1,160,370, respectively, or net unrealized appreciation of $1,957,884.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,503 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and sales of investments in Putnam Prime Money Market Fund aggregated $2,958,496 and $3,234,290, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Discovery Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (95.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
           1,200  Alliant Techsystems, Inc. (NON)                                                                        $85,740
           1,700  Boeing Co. (The)                                                                                        99,382
             900  L-3 Communications Holdings, Inc.                                                                       63,918
           3,950  Lockheed Martin Corp.                                                                                  241,187
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         490,227

Airlines (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           6,650  Southwest Airlines Co.                                                                                  94,696

Automotive (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
           9,100  Autoliv, Inc.                                                                                          433,615
           5,000  BorgWarner, Inc.                                                                                       243,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         677,015

Banking (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
          19,700  Commerce Bancorp, Inc.                                                                                 639,652
           3,038  Compass Bancshares, Inc.                                                                               137,925
           6,550  Investors Financial Services Corp.                                                                     320,361
           3,200  Pacific Capital Bancorp.                                                                                95,296
           8,500  TCF Financial Corp.                                                                                    230,775
           4,700  Texas Regional Bancshares, Inc.                                                                        141,517
          10,550  U.S. Bancorp                                                                                           304,051
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,869,577

Basic Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           1,650  Vulcan Materials Co.                                                                                    93,770

Biotechnology (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
           5,250  Amgen, Inc. (NON)                                                                                      305,603
           6,900  Amylin Pharmaceuticals, Inc. (NON)                                                                     120,681
           9,425  Celgene Corp. (NON)                                                                                    320,921
           6,100  Connetics Corp. (NON)                                                                                  154,269
           2,100  Genzyme Corp. (NON)                                                                                    120,204
           8,500  Medicines Co. (NON)                                                                                    192,610
           2,900  Neurocrine Biosciences, Inc. (NON)                                                                     110,374
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,324,662

Building Materials (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           4,900  Masco Corp.                                                                                            169,883

Cable Television (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           5,650  Comcast Corp. Class A (Special) (NON)                                                                  188,710

Chemicals (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           1,650  PPG Industries, Inc.                                                                                   118,008

Coal (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
           9,100  CONSOL Energy, Inc.                                                                                    427,882

Commercial and Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
           1,500  Arbitron, Inc.                                                                                          64,350
           3,750  eBay, Inc. (NON)                                                                                       139,725
          11,500  Sotheby's Holdings, Inc. Class A (NON)                                                                 195,040
           7,450  Yahoo!, Inc. (NON)                                                                                     252,555
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         651,670

Communications Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
          15,600  Aspect Communications Corp. (NON)                                                                      162,396
          20,300  Cisco Systems, Inc. (NON)                                                                              363,167
          10,552  Comverse Technology, Inc. (NON)                                                                        266,121
           7,800  Harris Corp.                                                                                           254,670
           2,500  Qualcomm, Inc.                                                                                          91,625
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,137,979

Computers (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
           2,800  Apple Computer, Inc. (NON)                                                                             116,676
           4,600  Avid Technology, Inc. (NON)                                                                            248,952
           9,487  Catapult Communications Corp. (NON)                                                                    202,547
           8,580  Dell, Inc. (NON)                                                                                       329,644
          10,900  EMC Corp. (NON)                                                                                        134,288
           1,490  IBM Corp.                                                                                              136,156
           1,510  Lexmark International, Inc. (NON)                                                                      120,755
           4,440  Logitech International SA ADR (Switzerland) (NON)                                                      270,307
           7,600  NCR Corp. (NON)                                                                                        256,424
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,815,749

Conglomerates (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
           2,300  Danaher Corp.                                                                                          122,843
             300  Harsco Corp.                                                                                            17,883
           6,400  Tyco International, Ltd. (Bermuda)                                                                     216,320
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         357,046

Consumer Finance (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
           4,200  Capital One Financial Corp.                                                                            314,034
           9,500  Countrywide Financial Corp.                                                                            308,370
          17,500  Providian Financial Corp. (NON)                                                                        300,300
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         922,704

Consumer Goods (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
           2,800  Avon Products, Inc.                                                                                    120,232
           5,500  Blyth Industries, Inc.                                                                                 175,120
           4,000  Energizer Holdings, Inc. (NON)                                                                         239,200
           2,200  Estee Lauder Cos., Inc. (The) Class A                                                                   98,956
           2,250  Procter & Gamble Co. (The)                                                                             119,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         752,758

Consumer Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
           7,500  Alliance Data Systems Corp. (NON)                                                                      303,000
          11,900  Valueclick, Inc. (NON)                                                                                 126,259
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         429,259

Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           8,800  Pactiv Corp. (NON)                                                                                     205,480

Distributors (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          14,300  Hughes Supply, Inc.                                                                                    425,425

Electric Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
           1,850  PG&E Corp.                                                                                              63,085

Electrical Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          11,400  WESCO International, Inc. (NON)                                                                        319,200

Electronics (4.4%)
--------------------------------------------------------------------------------------------------------------------------------
          57,000  Atmel Corp. (NON)                                                                                      168,150
           9,600  Freescale Semiconductor, Inc. Class A (NON)                                                            162,720
           5,600  Freescale Semiconductor, Inc. Class B (NON)                                                             96,600
          12,750  Intel Corp.                                                                                            296,183
          25,200  MEMC Electronic Materials, Inc. (NON)                                                                  338,940
           5,720  Motorola, Inc.                                                                                          85,628
          10,900  Omnivision Technologies, Inc. (NON)                                                                    165,135
          11,600  PerkinElmer, Inc.                                                                                      239,308
           8,800  QLogic Corp. (NON)                                                                                     356,400
          33,600  Skyworks Solutions, Inc. (NON)                                                                         213,360
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,122,424

Energy (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
           5,800  Cooper Cameron Corp. (NON)                                                                             331,818
          13,600  Pride International, Inc. (NON)                                                                        337,824
           8,000  Rowan Cos., Inc.                                                                                       239,440
           6,500  Unit Corp. (NON)                                                                                       293,605
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,202,687

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
           2,700  Royal Caribbean Cruises, Ltd. (Liberia)                                                                120,663
           7,000  Speedway Motorsports, Inc.                                                                             249,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         370,563

Financial (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
           1,650  Chicago Mercantile Exchange                                                                            320,150
           4,300  Citigroup, Inc.                                                                                        193,242
           5,650  Fannie Mae                                                                                             307,643
           3,250  Freddie Mac                                                                                            205,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,026,435

Food (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           4,600  7-Eleven, Inc. (NON)                                                                                   110,492

Forest Products and Packaging (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
          14,700  Crown Holdings, Inc. (NON)                                                                             228,732

Gaming & Lottery (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
           3,100  Ameristar Casinos, Inc.                                                                                169,508
          21,400  GTECH Holdings Corp.                                                                                   503,542
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         673,050

Health Care Services (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
           4,500  Cardinal Health, Inc.                                                                                  251,100
           6,600  Coventry Health Care, Inc. (NON)                                                                       449,724
           1,750  Express Scripts, Inc. (NON)                                                                            152,583
           2,250  HCA, Inc.                                                                                              120,533
           2,900  Humana, Inc. (NON)                                                                                      92,626
             950  Laboratory Corp. of America Holdings (NON)                                                              45,790
           3,800  LifePoint Hospitals, Inc. (NON)                                                                        166,592
           6,700  Lincare Holdings, Inc. (NON)                                                                           296,341
              50  Manor Care, Inc.                                                                                         1,818
           5,800  Pediatrix Medical Group, Inc. (NON)                                                                    397,822
           4,300  Province Healthcare Co. (NON)                                                                          103,587
           3,800  Sierra Health Services, Inc. (NON)                                                                     242,592
           1,800  UnitedHealth Group, Inc.                                                                               171,684
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,492,792

Homebuilding (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
           4,200  Hovnanian Enterprises, Inc. Class A (NON)                                                              214,200
           4,300  Lennar Corp.                                                                                           243,724
             700  NVR, Inc. (NON)                                                                                        549,500
           6,600  Ryland Group, Inc. (The)                                                                               409,332
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,416,756

Insurance (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
           2,450  ACE, Ltd. (Cayman Islands)                                                                             101,112
           8,900  American International Group, Inc.                                                                     493,149
           1,350  Everest Re Group, Ltd. (Bermuda)                                                                       114,899
           6,100  W.R. Berkley Corp.                                                                                     302,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,011,720

Investment Banking/Brokerage (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
          10,000  Ameritrade Holding Corp. Class A (NON)                                                                 102,100
           6,700  Calamos Asset Management, Inc. Class A                                                                 180,364
          16,100  E*Trade Group, Inc. (NON)                                                                              193,200
          11,000  Eaton Vance Corp.                                                                                      257,840
           1,600  Goldman Sachs Group, Inc. (The)                                                                        175,984
           2,900  Lehman Brothers Holdings, Inc.                                                                         273,064
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,182,552

Leisure (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
           1,700  Brunswick Corp.                                                                                         79,645
           3,250  Harley-Davidson, Inc.                                                                                  187,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         267,365

Lodging/Tourism (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           8,300  Cendant Corp.                                                                                          170,482

Machinery (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
           7,200  Briggs & Stratton Corp.                                                                                262,152
           1,950  Parker-Hannifin Corp.                                                                                  118,794
           4,000  Terex Corp. (NON)                                                                                      173,200
           9,000  Timken Co.                                                                                             246,060
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         800,206

Manufacturing (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          12,200  Maverick Tube Corp. (NON)                                                                              396,622

Medical Technology (5.4%)
--------------------------------------------------------------------------------------------------------------------------------
           4,800  Bausch & Lomb, Inc.                                                                                    351,840
           1,700  Beckman Coulter, Inc.                                                                                  112,965
           1,750  Becton, Dickinson and Co.                                                                              102,235
           5,500  C.R. Bard, Inc.                                                                                        374,440
           1,100  Charles River Laboratories International, Inc. (NON)                                                    51,744
           3,100  Dade Behring Holdings, Inc. (NON)                                                                      182,683
           4,700  DENTSPLY International, Inc.                                                                           255,727
           3,100  Diagnostic Products Corp.                                                                              149,730
           1,950  Edwards Lifesciences Corp. (NON)                                                                        84,279
           2,712  Kinetic Concepts, Inc. (NON)                                                                           161,771
           6,200  Mentor Corp.                                                                                           199,020
           4,700  Respironics, Inc. (NON)                                                                                273,869
           2,293  St. Jude Medical, Inc. (NON)                                                                            82,548
           6,300  Varian Medical Systems, Inc. (NON)                                                                     215,964
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,598,815

Metal Fabricators (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
           8,600  Mueller Industries, Inc.                                                                               242,090

Metals (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
           3,100  Alcoa, Inc.                                                                                             94,209
           7,000  Steel Dynamics, Inc.                                                                                   241,150
          12,300  Worthington Industries, Inc.                                                                           237,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         572,503

Office Equipment & Supplies (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           2,100  Global Imaging Systems, Inc. (NON)                                                                      74,466

Oil & Gas (4.3%)
--------------------------------------------------------------------------------------------------------------------------------
           2,550  Amerada Hess Corp.                                                                                     245,336
           3,550  Devon Energy Corp.                                                                                     169,513
          10,800  ExxonMobil Corp.                                                                                       643,680
           5,650  Marathon Oil Corp.                                                                                     265,098
           3,900  Newfield Exploration Co. (NON)                                                                         289,614
           5,600  Noble Energy, Inc.                                                                                     380,912
             200  Oil States International, Inc. (NON)                                                                     4,110
           1,000  Valero Energy Corp.                                                                                     73,270
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,071,533

Pharmaceuticals (5.0%)
--------------------------------------------------------------------------------------------------------------------------------
           5,300  Barr Pharmaceuticals, Inc. (NON)                                                                       258,799
           5,600  Cephalon, Inc. (NON)                                                                                   262,248
          11,700  IVAX Corp. (NON)                                                                                       231,309
           9,900  Johnson & Johnson                                                                                      664,884
           7,900  Par Pharmaceutical Cos., Inc. (NON)                                                                    264,176
          16,650  Pfizer, Inc.                                                                                           437,396
           6,365  Salix Pharmaceuticals, Ltd. (NON)                                                                      104,959
           1,900  Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                                       58,900
           2,450  Wyeth                                                                                                  103,341
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,386,012

Photography/Imaging (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
           6,350  Xerox Corp. (NON)                                                                                       96,203

Power Producers (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
           4,100  AES Corp. (The) (NON)                                                                                   67,158

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
           1,300  Norfolk Southern Corp.                                                                                  48,165

Restaurants (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
           7,000  CEC Entertainment, Inc. (NON)                                                                          256,200
           2,300  Jack in the Box, Inc. (NON)                                                                             85,330
           9,150  McDonald's Corp.                                                                                       284,931
           5,800  O'Charleys, Inc. (NON)                                                                                 126,092
             500  Red Robin Gourmet Burgers, Inc. (NON)                                                                   25,455
           1,550  Yum! Brands, Inc.                                                                                       80,306
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         858,314

Retail (7.0%)
--------------------------------------------------------------------------------------------------------------------------------
           6,050  Abercrombie & Fitch Co. Class A                                                                        346,302
           5,500  Advance Auto Parts, Inc. (NON)                                                                         277,475
           5,000  Aeropostale, Inc. (NON)                                                                                163,750
           1,450  AutoZone, Inc. (NON)                                                                                   124,265
           3,300  Best Buy Co., Inc.                                                                                     178,233
           1,900  BJ's Wholesale Club, Inc. (NON)                                                                         59,014
          11,400  Claire's Stores, Inc.                                                                                  262,656
           2,250  Home Depot, Inc. (The)                                                                                  86,040
           3,230  Lowe's Cos., Inc.                                                                                      184,401
          10,850  Michaels Stores, Inc.                                                                                  393,855
           3,700  Office Depot, Inc. (NON)                                                                                82,066
          13,600  Pacific Sunwear of California, Inc. (NON)                                                              380,528
           1,750  PETCO Animal Supplies, Inc. (NON)                                                                       64,418
          10,900  Ross Stores, Inc.                                                                                      317,626
           3,400  Staples, Inc.                                                                                          106,862
             600  Supervalu, Inc.                                                                                         20,010
           4,000  Timberland Co. (The) Class A (NON)                                                                     283,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,331,221

Schools (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
           1,850  Apollo Group, Inc. Class A (NON)                                                                       137,011
          11,600  Career Education Corp. (NON)                                                                           397,416
          11,600  Education Management Corp. (NON)                                                                       324,220
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         858,647

Semiconductor (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          10,000  Lam Research Corp. (NON)                                                                               288,600

Shipping (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
           3,800  Arkansas Best Corp.                                                                                    143,564
          12,500  Heartland Express, Inc.                                                                                239,375
           8,600  J. B. Hunt Transport Services, Inc.                                                                    376,422
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         759,361

Software (6.4%)
--------------------------------------------------------------------------------------------------------------------------------
           1,700  Adobe Systems, Inc.                                                                                    114,189
          12,904  Amdocs, Ltd. (Guernsey) (NON)                                                                          366,474
           5,600  Autodesk, Inc.                                                                                         166,656
          17,250  Citrix Systems, Inc. (NON)                                                                             410,895
           5,700  Cognos, Inc. (Canada) (NON)                                                                            239,058
           8,400  FileNET Corp. (NON)                                                                                    191,352
           4,500  Hyperion Solutions Corp. (NON)                                                                         198,495
           4,100  Kronos, Inc. (NON)                                                                                     209,551
           1,200  Mercury Interactive Corp. (NON)                                                                         56,856
          17,500  Microsoft Corp.                                                                                        422,975
          20,350  Oracle Corp. (NON)                                                                                     253,968
           2,400  Progress Software Corp. (NON)                                                                           62,928
           5,800  Symantec Corp. (NON)                                                                                   123,714
          13,800  Synopsys, Inc. (NON)                                                                                   249,780
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,066,891

Technology (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
             804  MarketSoft Software Corp. (acquired 8/12/04, cost $46) (Private) (RES)(NON)(F)                               1
          48,500  ON Semiconductor Corp. (NON)                                                                           191,575
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         191,576

Technology Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
           9,500  Acxiom Corp.                                                                                           198,835
           8,200  Equifax, Inc.                                                                                          251,658
           4,900  Fair Isaac Corp.                                                                                       168,756
             900  Infospace, Inc. (NON)                                                                                   36,747
          15,000  Ingram Micro, Inc. Class A (NON)                                                                       250,050
          13,600  RSA Security, Inc. (NON)                                                                               215,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,121,606

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
           4,750  Nextel Communications, Inc. Class A (NON)                                                              134,995
          25,500  Premiere Global Services, Inc. (NON)                                                                   288,660
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         423,655

Telephone (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
           2,200  Telephone and Data Systems, Inc.                                                                       179,520

Tobacco (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
           7,200  Altria Group, Inc.                                                                                     470,808

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
             600  UTI Worldwide, Inc.                                                                                     41,670
--------------------------------------------------------------------------------------------------------------------------------
                  Total Common stocks  (cost $41,538,177)                                                            $45,756,477
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          25,369  MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates from
                  12/7/00 through 8/18/04, cost $154,454) (Private) (RES)(NON)(F)                                        $21,208
          16,600  Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 7/27/00, cost $71,830)
                  (Private) (RES)(NON)(F)                                                                                  4,980
--------------------------------------------------------------------------------------------------------------------------------
                  Total Convertible preferred stocks  (cost $226,284)                                                    $26,188
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (4.5%) (cost $2,174,589) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
      $2,174,589  Putnam Prime Money Market (e)                                                                       $2,174,589
--------------------------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $43,939,050) (b)                                                           $47,957,254
================================================================================================================================





Putnam VT Discovery Growth Fund - Fund  2TJ
Total return swap contracts outstanding at March 31, 2005
(Unaudited)


                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated March 30, 2005 to receive (pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional
amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.           $82,375             3/30/06              $2,047


Agreement with Citigroup Global Markets, Ltd. dated
March 29, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                207,654             3/29/06               8,272
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $10,319
================================================================================================================================




Putnam VT Discovery Growth Fund
Written options outstanding at March 31, 2005 (Unaudited)
(premiums received $3,220)

Contract                                        Expiration date/
  amount                                           strike price               Value
-----------------------------------------------------------------------------------
   1,355    Amdocs Ltd. (Call)                    Apr. 05/30.77                $742
     461    Lennar Corp. (Put)                    Apr. 05/52.19                 257
     871    Rowan Companies (Call)                Apr. 05/33.11                  91
   1,609    RSA Security Inc. (Call)              Apr. 05/17.82                 113
     656    Ryland Group Inc. (Call)              Apr. 05/69.96                 241
   3,559    Skyworks Solutions Inc. (Put)         May  05/5.67                  486
     658    Steel Dynamics (Put)                  Apr. 05/36.44               1,928
-----------------------------------------------------------------------------------
                                                                             $3,858
===================================================================================



NOTES

(a) Percentages indicated are based on net assets of $47,827,103.

(b) The aggregate identified cost on a tax basis is $44,338,920, resulting in gross unrealized appreciation and depreciation of $4,954,412 and $1,336,078, respectively, or net unrealized appreciation of $3,618,334.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $26,189 or ..05% of net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,097 for the period ended March 31, 2005. During the period ended, March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $4,544,694 and $3,947,328, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

ADR, after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Diversified Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Corporate bonds and notes (33.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
       $140,000  AK Steel Corp. company guaranty 7 3/4s, 2012                                                           $134,750
        345,000  ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)                                       356,644
        390,000  BCP Caylux Holdings Luxembourg SCA 144A sr. sub. notes 9 5/8s, 2014                                     444,600
EUR     420,000  Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)                                         603,098
       $240,000  Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B,
                 zero % (12s, 6/1/08), 2013 (STP)                                                                        199,200
        650,000  Compass Minerals International, Inc. sr. notes stepped-coupon zero %
                 (12 3/4s, 12/15/07), 2012 (STP)                                                                         559,000
        269,000  Crystal US Holdings, LLC/US Sub 3 Corp. 144A sr. disc. notes stepped-coupon
                 zero % (10s, 10/1/09), 2014 (STP)                                                                       193,680
        874,000  Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008                             961,400
         70,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                                 76,300
        840,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                                                  920,850
        265,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                                                295,475
        580,000  Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)                                                646,700
        919,000  Hercules, Inc. company guaranty 11 1/8s, 2007                                                         1,052,255
        214,000  Huntsman, LLC company guaranty 11 5/8s, 2010                                                            250,380
        158,000  Huntsman, LLC 144A company guaranty 12s, 2012                                                           184,860
        189,000  Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014                                                         198,450
        110,000  International Steel Group, Inc. sr. notes 6 1/2s, 2014                                                  112,200
        155,000  Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012                                                   159,263
         30,000  Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013                                                    29,850
EUR     350,000  JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)                                            420,713
       $200,000  MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)                                                   215,000
EUR      60,000  Nalco Co. sr. notes 7 3/4s, 2011                                                                         84,169
EUR      60,000  Nalco Co. sr. sub. notes 9s, 2013                                                                        86,625
       $835,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                                                   893,450
        620,000  Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)                                                      607,600
        510,295  PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                                  546,016
         90,551  Pioneer Companies, Inc. sec. sr. notes FRN 6.59s, 2006                                                   95,531
        180,000  PQ Corp. 144A company guaranty 7 1/2s, 2013                                                             177,300
EUR     250,000  Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014                                          327,312
       $100,000  Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014                                           100,000
EUR     360,000  SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)                                                  504,310
       $640,000  Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                                      689,600
        132,968  Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                                     132,968
        310,000  Stone Container Corp. sr. notes 8 3/8s, 2012                                                            320,075
        120,000  Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)                                          118,800
        289,000  Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                                       309,230
        206,000  United Agri Products sr. notes 9s, 2011                                                                 214,240
        240,000  United States Steel, LLC sr. notes 10 3/4s, 2008                                                        276,000
         50,526  Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)                                                 41,179
         97,953  Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)                                                 79,832
        165,000  WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON)                                                    165,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,783,905

Capital Goods (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        195,000  AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013                                                        195,828
        558,000  Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                                  577,530
        286,000  Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011                                                    311,740
         70,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                                   70,875
        610,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                                      605,425
        443,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                                467,365
        362,000  Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                                 347,520
EUR      84,000  Crown Euro Holdings SA sec. company guaranty 6 1/4s, 2011 (France)                                      115,707
     $1,415,000  Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)                                          1,641,400
      1,625,000  Decrane Aircraft Holdings Co. company guaranty zero %, 2008                                             617,500
        640,000  Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                                          700,800
         23,000  FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                                25,990
EUR     305,000  Flender Holdings 144A sr. notes 11s, 2010 (Germany)                                                     480,175
         $1,000  Flowserve Corp. company guaranty 12 1/4s, 2010                                                            1,086
        393,000  Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)                                                       399,878
        400,000  L-3 Communications Corp. company guaranty 6 1/8s, 2013                                                  395,000
      1,115,000  L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015                                                  1,070,400
        858,000  Legrand SA debs. 8 1/2s, 2025 (France)                                                                1,033,890
         52,000  Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                                 59,020
EUR     145,000  Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011                                                206,988
       $185,000  Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013                                                        190,550
        179,000  Milacron Escrow Corp. sec. notes 11 1/2s, 2011                                                          195,110
        215,000  Mueller Group, Inc. sr. sub. notes 10s, 2012                                                            232,200
        155,000  Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s,
                 4/15/09), 2014 (STP)                                                                                    106,950
        475,000  Owens-Brockway Glass company guaranty 8 1/4s, 2013                                                      502,313
        376,000  Owens-Brockway Glass company guaranty 7 3/4s, 2011                                                      393,860
        796,000  Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                                        869,630
        113,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                                                   114,978
        340,000  Pliant Corp. sec. notes 11 1/8s, 2009                                                                   340,000
EUR     111,000  Polypore, Inc. notes 8 3/4s, 2012                                                                       137,754
       $200,000  Polypore, Inc. sr. sub. notes 8 3/4s, 2012                                                              187,000
        180,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)                                                 170,550
        160,000  Terex Corp. company guaranty 9 1/4s, 2011                                                               174,400
        595,000  Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                                      648,550
        315,000  Titan Corp. (The) company guaranty 8s, 2011                                                             327,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,915,562

Communication Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        301,000  Alamosa Delaware, Inc. company guaranty 11s, 2010                                                       343,109
        227,000  Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s,
                 7/31/05), 2009 (STP)                                                                                    246,863
        170,000  American Cellular Corp. company guaranty 9 1/2s, 2009                                                   157,250
        635,000  American Towers, Inc. company guaranty 7 1/4s, 2011                                                     655,638
        471,416  Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
                 (NON)                                                                                                    23,571
        120,000  Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028                                               104,400
        470,000  Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014                                                       462,950
        335,000  Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023                                                       319,925
        430,000  Citizens Communications Co. notes 9 1/4s, 2011                                                          470,850
      1,634,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                    1,535,960
        187,280  Globix Corp. company guaranty 11s, 2008 (PIK)                                                           179,789
        495,000  Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)                                     497,475
        585,000  Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s,
                 10/15/08), 2012 (United Kingdom) (STP)                                                                  412,425
        245,000  iPCS, Inc. sr. notes 11 1/2s, 2012                                                                      275,625
         63,000  IWO Escrow Co. 144A sec. FRN 6.32s, 2012                                                                 64,260
         63,000  IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                                                     40,320
        620,000  Madison River Capital Corp. sr. notes 13 1/4s, 2010                                                     663,400
        782,000  MCI, Inc. sr. notes 8.735s, 2014                                                                        860,200
      2,235,000  Nextel Communications, Inc. sr. notes 5.95s, 2014                                                     2,223,825
        215,000  PanAmSat Corp. notes 6 3/8s, 2008                                                                       218,225
        328,000  Qwest Communications International, Inc. 144A sr. notes 7 3/4s, 2014                                    320,620
      1,455,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                                   1,582,313
        295,000  Qwest Services Corp. 144A notes 14 1/2s, 2014                                                           356,213
        126,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)                                                         148,680
        202,000  Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)                                   207,555
        300,000  Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010                                                        274,500
        176,000  SBA Communications Corp. 144A sr. notes 8 1/2s, 2012                                                    182,160
        265,000  SBA Telecommunications, Inc./SBA Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)                                                    228,563
        130,000  TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009                             144,950
        180,000  Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes
                 7 3/4s, 2015                                                                                            179,100
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,380,714

Consumer Cyclicals (7.9%)
--------------------------------------------------------------------------------------------------------------------------------
        402,000  Advertising Direct 144A sr. notes 9 1/4s, 2012 (Canada)                                                 422,100
        250,000  Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                                  273,125
        475,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                                                   494,000
        410,000  Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014                                                   397,700
        785,000  Autonation, Inc. company guaranty 9s, 2008                                                              863,500
        181,000  Bear Creek Corp. 144A sr. notes 9s, 2013                                                                179,190
        130,000  Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012                                                    137,800
        540,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                                           583,200
        130,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012                                                           136,175
        121,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014                                                           119,488
        246,256  CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)                                               255,491
        757,000  Coinmach Corp. sr. notes 9s, 2010                                                                       774,033
        150,000  Cooper-Standard Automotive, Inc. 144A notes 8 3/8s, 2014                                                121,875
         49,000  Cooper-Standard Automotive, Inc. 144A notes 7s, 2012                                                     45,570
        560,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                                609,000
        130,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                                134,550
        350,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                                343,901
        140,000  Dana Corp. notes 10 1/8s, 2010                                                                          146,296
        450,000  Dana Corp. notes 9s, 2011                                                                               495,560
         85,000  Dana Corp. notes 7s, 2029                                                                                74,645
        240,000  Dana Corp. notes 6 1/2s, 2009                                                                           235,317
        470,000  Dayton Superior Corp. sec. notes 10 3/4s, 2008                                                          460,600
        170,000  Delco Remy International, Inc. company guaranty 11s, 2009                                               166,600
        430,000  Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012                                              361,200
        555,000  Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010                                592,463
        430,000  Dex Media, Inc. disc. notes zero %, 2013                                                                326,800
        490,000  Dex Media, Inc. notes 8s, 2013                                                                          507,150
        160,000  Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                                              147,600
        427,000  FelCor Lodging LP company guaranty 9s, 2008 (R)                                                         459,025
        355,000  Finlay Fine Jewelry Corp. sr. notes 8 3/8s, 2012                                                        335,475
        575,000  Gaylord Entertainment Co. sr. notes 8s, 2013                                                            595,125
        670,000  Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                                     646,550
        165,000  Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008                                                     163,350
         63,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)                                           64,260
        615,000  Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)                                                         608,850
        275,000  Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013                                                        283,250
        484,000  Icon Health & Fitness company guaranty 11 1/4s, 2012                                                    341,220
        845,000  JC Penney Co., Inc. debs. 7.95s, 2017                                                                   802,750
        375,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                  371,250
         20,000  JC Penney Co., Inc. notes 8s, 2010                                                                       20,000
        625,000  John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge.
                 Ser. B, 8 7/8s, 2012                                                                                    676,563
        205,000  Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                                    149,650
        911,000  Jostens IH Corp. company guaranty 7 5/8s, 2012                                                          901,890
        315,000  K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014                                            303,975
        250,000  K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014                                                   244,375
         89,000  K2, Inc. sr. notes 7 3/8s, 2014                                                                          92,115
        177,000  KB Home company guaranty 5 7/8s, 2015                                                                   169,115
        253,000  KB Home sr. notes 5 3/4s, 2014                                                                          242,330
        511,000  Laidlaw International, Inc. sr. notes 10 3/4s, 2011                                                     578,708
        470,000  Lamar Media Corp. company guaranty 7 1/4s, 2013                                                         488,800
        529,000  Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                              576,610
        425,000  Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015                                                          417,563
        209,000  Mandalay Resort Group sr. notes 6 3/8s, 2011                                                            211,090
        585,000  MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                                            611,325
         65,000  MeriStar Hospitality Operating Partnership/MeriStar Hospitality Finance Corp.
                 company guaranty 10 1/2s, 2009 (R)                                                                       69,550
        180,000  Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015                                                        169,200
        340,000  Meritor Automotive, Inc. notes 6.8s, 2009                                                               336,600
        355,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                                                323,050
        570,000  MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                                          624,150
        706,000  MGM Mirage, Inc. company guaranty 6s, 2009                                                              696,293
        139,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                                                 139,000
        290,000  Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                                     187,775
        760,000  Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                                     501,600
        390,000  Oxford Industries, Inc. sr. notes 8 7/8s, 2011                                                          413,400
        750,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                   808,125
        415,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                       445,088
        185,000  Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                                              202,806
        845,000  Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                                  895,700
        155,000  Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015                                             152,675
        260,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013                                                269,100
        597,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012                                                597,000
      1,125,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                                     1,147,500
        255,000  R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013                                                        252,450
        390,000  R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                                        449,475
        110,000  R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010                                                      119,900
EUR     265,000  Ray Acquisition sr. notes 9 3/8s, 2015 (France)                                                         321,123
       $300,000  Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011                                          299,250
        401,000  Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009                             456,639
        498,000  Russell Corp. company guaranty 9 1/4s, 2010                                                             529,125
        996,000  Saks, Inc. company guaranty 7s, 2013                                                                    901,380
        955,000  Samsonite Corp. sr. sub. notes 8 7/8s, 2011                                                           1,000,363
        330,000  Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                                      364,970
        499,000  Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012                                                 496,505
        560,000  Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014                                                          583,800
        335,000  Standard Pacific Corp. sr. notes 7 3/4s, 2013                                                           349,238
        455,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012                                 497,088
        325,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007                                 335,563
        425,000  Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015                                            456,875
        515,000  Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005                                            518,863
        430,000  Station Casinos, Inc. sr. notes 6s, 2012                                                                426,775
        420,000  Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016                                                       420,525
        280,000  Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012                                              306,600
        195,000  Technical Olympic USA, Inc. company guaranty 9s, 2010                                                   201,825
        250,000  Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015                                                 231,250
        645,000  Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013                                               719,175
        327,000  Tenneco Automotive, Inc. 144A sr. sub. notes 8 5/8s, 2014                                               318,008
        504,000  THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014                                   486,360
        267,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                                      250,980
        455,000  United Auto Group, Inc. company guaranty 9 5/8s, 2012                                                   480,025
        570,000  Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                                     544,350
        620,000  Vertis, Inc. 144A sub. notes 13 1/2s, 2009                                                              505,300
        135,000  WCI Communities, Inc. company guaranty 10 5/8s, 2011                                                    145,294
        590,000  WCI Communities, Inc. company guaranty 9 1/8s, 2012                                                     629,825
        347,000  William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011                                386,038
        450,000  WRC Media Corp. sr. sub. notes 12 3/4s, 2009                                                            414,563
        428,000  Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014                            406,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      42,544,855

Consumer Staples (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
        220,000  Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                                194,700
         45,000  Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)                                  40,050
        330,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default)
                 (NON)                                                                                                   280,500
        445,000  Affinity Group, Inc. sr. sub. notes 9s, 2012                                                            467,250
        380,000  Affinity Group, Inc. 144A sr. notes 10 7/8s, 2012                                                       368,600
        252,000  AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012                                                     265,860
        753,000  AMC Entertainment, Inc. sr. sub. notes 8s, 2014                                                         719,115
        105,423  Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON)(PIK) (F)                             22,455
        490,000  Brand Services, Inc. company guaranty 12s, 2012                                                         543,900
        180,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                                    112,500
        450,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                                    310,500
        535,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011                              432,013
        735,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009                              602,700
      1,420,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011                                1,086,300
        349,000  Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012                                                  340,275
        235,000  Cinemark USA, Inc. sr. sub. notes 9s, 2013                                                              254,975
        805,000  Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
                 3/15/07), 2014 (STP)                                                                                    571,550
        675,000  Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                                            717,188
        380,000  Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                                          404,700
        340,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                                                   353,600
        300,000  CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                                       312,000
        854,000  CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012                                                          847,595
        718,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                                                   730,565
        470,000  Del Monte Corp. sr. sub. notes 8 5/8s, 2012                                                             508,775
        250,000  Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015                                                        243,750
      1,656,000  Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)                               8,280
        750,000  Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                                          735,000
        617,000  Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                               604,660
      1,637,000  Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014                                                 1,581,751
        262,000  Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014                                                     269,860
        713,000  Granite Broadcasting Corp. sec. notes 9 3/4s, 2010                                                      663,090
        500,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)                                            510,000
        240,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)                                            242,400
        215,000  Interpublic Group Companies, Inc. notes 6 1/4s, 2014                                                    203,175
        290,000  Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)                                                  295,800
        350,000  Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)                                             339,938
        640,000  Kabel Deutschland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)                                    707,200
         38,980  Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                             37,421
        790,000  Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013                                                675,450
        665,000  Playtex Products, Inc. company guaranty 9 3/8s, 2011                                                    691,600
        630,000  Playtex Products, Inc. sec. notes 8s, 2011                                                              678,825
        369,000  Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012                                                       389,295
        185,000  Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                                           180,375
        585,000  Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012                                              628,875
        625,000  Remington Arms Co., Inc. company guaranty 10 1/2s, 2011                                                 615,625
        475,000  Rite Aid Corp. company guaranty 9 1/2s, 2011                                                            503,500
         30,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                                        27,900
         32,000  Rite Aid Corp. notes 7 1/8s, 2007                                                                        32,000
        460,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                                                   457,700
        250,000  Rite Aid Corp. 144A sec. notes 7 1/2s, 2015                                                             240,000
        710,000  Sbarro, Inc. company guaranty 11s, 2009                                                                 685,150
        215,000  Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                            217,150
        585,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                                                  539,663
EUR     157,000  United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)                                 212,692
       $706,000  United Rentals (North America), Inc. company guaranty 6 1/2s, 2012                                      686,585
        289,000  Universal City Florida Holding Co. 144A sr. notes 8 3/8s, 2010                                          294,780
        362,000  Universal City Florida Holding Co. 144A sr. notes FRN 7.493s, 2010                                      374,670
        318,000  Young Broadcasting, Inc. company guaranty 10s, 2011                                                     325,155
        300,000  Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014                                                    284,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,671,231

Energy (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
        590,000  Amerada Hess Corp. unsub. notes 6.65s, 2011                                                             631,833
      1,110,000  Arch Western Finance, LLC sr. notes 6 3/4s, 2013                                                      1,115,550
        408,000  Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)                                 442,680
        455,000  CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)                                               443,056
        265,000  CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)                                          258,044
        305,000  Chesapeake Energy Corp. company guaranty 9s, 2012                                                       337,025
        229,000  Chesapeake Energy Corp. company guaranty 7 3/4s, 2015                                                   242,168
        903,000  Chesapeake Energy Corp. sr. notes 7 1/2s, 2013                                                          952,665
        234,000  Chesapeake Energy Corp. sr. notes 7s, 2014                                                              241,020
        420,000  Comstock Resources, Inc. sr. notes 6 7/8s, 2012                                                         417,900
        636,000  Dresser, Inc. company guaranty 9 3/8s, 2011                                                             674,955
        241,000  Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014                                               241,000
        485,000  Encore Acquisition Co. company guaranty 8 3/8s, 2012                                                    523,800
        210,000  Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014                                                      210,000
        595,000  Exco Resources, Inc. company guaranty 7 1/4s, 2011                                                      603,925
        310,000  Forest Oil Corp. company guaranty 7 3/4s, 2014                                                          331,700
        465,000  Forest Oil Corp. sr. notes 8s, 2011                                                                     511,500
        185,000  Forest Oil Corp. sr. notes 8s, 2008                                                                     197,950
        320,000  Hanover Compressor Co. sr. notes 9s, 2014                                                               342,400
        208,000  Hanover Compressor Co. sr. notes 8 5/8s, 2010                                                           217,360
        445,000  Hanover Compressor Co. sub. notes zero %, 2007                                                          391,600
        144,000  Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011                                                 151,920
        456,000  Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)                                                450,300
        395,000  Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014                                         389,075
        475,000  Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014                                              456,000
        381,000  Key Energy Services, Inc. sr. notes 6 3/8s, 2013                                                        369,570
        639,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                                                642,195
        620,000  Newfield Exploration Co. sr. notes 7 5/8s, 2011                                                         675,800
        294,000  Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014                                                    297,675
        555,000  Offshore Logistics, Inc. company guaranty 6 1/8s, 2013                                                  527,250
        459,677  Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011                                                       485,304
        290,000  Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014                             300,150
        170,000  Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                                              178,500
        620,000  Peabody Energy Corp. sr. notes 5 7/8s, 2016                                                             598,300
        405,000  Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022                                        457,650
        990,000  Pemex Project Funding Master Trust 144A company guaranty 9 1/2s, 2027                                 1,195,425
        465,000  Petroleum Geo-Services notes 10s, 2010 (Norway)                                                         521,963
        510,000  Petronas Capital, Ltd. company guaranty 7 7/8s, 2022 (Malaysia)                                         610,725
        398,000  Plains Exploration & Production Co. sr. notes 7 1/8s, 2014                                              415,910
        672,000  Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012                                         732,480
        595,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                                  633,675
        675,000  Pride International, Inc. sr. notes 7 3/8s, 2014                                                        715,500
        510,000  Seabulk International, Inc. company guaranty 9 1/2s, 2013                                               586,500
        571,000  Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013                                       528,175
        253,000  Stone Energy Corp. sr. sub. notes 6 3/4s, 2014                                                          245,410
        145,000  Tengizchevroll Finance Co. 144A sec. notes 6.124s, 2014 (Kazakhstan)                                    143,550
        310,000  Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                                          331,700
        125,000  Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                                     131,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,100,083

Financial (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,225,000  Bosphorus Financial Services Ltd. 144A sec. FRN 4.81s, 2012 (Cayman Islands)                          1,224,515
        280,000  Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)                                                 289,100
        413,000  Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                                             449,138
        645,000  E*Trade Finance Corp. sr. notes 8s, 2011                                                                664,350
        903,420  Finova Group, Inc. notes 7 1/2s, 2009                                                                   390,729
        965,000  VTB Bank (VTB Capital) 144A notes 7 1/2s, 2011 (Luxembourg)                                             991,538
        490,000  Western Financial Bank sub. debs. 9 5/8s, 2012                                                          532,875
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,542,245

Health Care (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
        229,000  Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)                                             234,153
        490,000  AmerisourceBergen Corp. company guaranty 7 1/4s, 2012                                                   519,400
        510,000  AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                                          546,975
        840,000  Ardent Health Services, Inc. sr. sub. notes 10s, 2013                                                   995,400
        250,000  Community Health Systems, Inc. 144A sr. sub. notes 6 1/2s, 2012                                         243,750
        245,000  Coventry Health Care, Inc. 144A sr. notes 5 7/8s, 2012                                                  243,775
        135,000  DaVita, Inc. 144A sr. notes 6 5/8s, 2013                                                                133,650
        265,000  DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015                                                           259,700
        230,000  Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)                               171,925
        310,000  Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010                                         339,063
        435,000  Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014                                           429,563
        195,000  HCA, Inc. debs. 7.19s, 2015                                                                             202,214
        210,000  HCA, Inc. notes 8.36s, 2024                                                                             230,035
        840,000  HCA, Inc. notes 7s, 2007                                                                                870,489
        204,000  HCA, Inc. notes 6 3/8s, 2015                                                                            202,499
        420,000  HCA, Inc. notes 6 1/4s, 2013                                                                            416,727
        202,000  HCA, Inc. notes 5 3/4s, 2014                                                                            192,810
        435,000  Healthsouth Corp. notes 7 5/8s, 2012                                                                    421,950
        415,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                                                412,925
        210,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                                                209,475
        515,000  MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012                                                   509,850
        675,000  MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                                    384,750
        630,000  Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                              614,250
        668,000  PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                                          736,470
        260,000  Service Corp. International debs. 7 7/8s, 2013                                                          267,800
         60,000  Service Corp. International notes 7.2s, 2006                                                             60,900
         20,000  Service Corp. International notes 6 7/8s, 2007                                                           20,250
         95,000  Service Corp. International notes 6 1/2s, 2008                                                           95,238
        230,000  Service Corp. International notes Ser. *, 7.7s, 2009                                                    236,900
        630,000  Service Corp. International 144A sr. notes 6 3/4s, 2016                                                 604,800
        421,000  Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013                                                   408,370
        325,000  Tenet Healthcare Corp. notes 7 3/8s, 2013                                                               306,313
        995,000  Tenet Healthcare Corp. sr. notes 9 7/8s, 2014                                                         1,034,800
        328,000  Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                                           301,760
        655,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                                                661,550
        668,000  Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                                           656,310
        465,000  Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)                                      476,625
        350,000  US Oncology, Inc. 144A sr. notes 9s, 2012                                                               369,250
        332,000  Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014                                             349,430
        260,000  Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)                                            295,100
        135,000  Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)                                               133,988
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,801,182

Technology (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        673,000  Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s, 2012                                                661,223
        384,000  AMI Semiconductor, Inc. company guaranty 10 3/4s, 2013                                                  457,920
      1,095,000  Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)                                                  1,108,688
      1,085,000  Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014                                          1,133,825
        160,000  Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                                       161,600
        140,000  Iron Mountain, Inc. company guaranty 6 5/8s, 2016                                                       127,750
         60,000  Lucent Technologies, Inc. debs. 6 1/2s, 2028                                                             51,450
        880,000  Lucent Technologies, Inc. debs. 6.45s, 2029                                                             759,000
        275,000  SCG Holding Corp. 144A notes zero %, 2011                                                               412,500
        959,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                                               1,059,695
        400,000  Xerox Capital Trust I company guaranty 8s, 2027                                                         400,000
        345,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                                  355,350
        945,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                                      987,525
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,676,526

Transportation (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        460,000  American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011                               425,500
        595,000  Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                                          470,050
        790,000  Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                                          861,100
        160,000  Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                                          163,200
        564,000  Navistar International Corp. sr. notes 7 1/2s, 2011                                                     568,230
        255,000  Navistar International Corp. 144A sr. notes 6 1/4s, 2012                                                242,250
        274,462  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                                282,009
        170,000  Travelcenters of America, Inc. company guaranty 12 3/4s, 2009                                           187,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,200,189

Utilities & Power (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
         48,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                                                   51,840
         28,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                                                   29,540
        436,000  AES Corp. (The) 144A sec. notes 9s, 2015                                                                479,600
        350,000  AES Corp. (The) 144A sec. notes 8 3/4s, 2013                                                            379,750
        470,000  Allegheny Energy Supply 144A bonds 8 1/4s, 2012                                                         498,200
        285,000  Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007                                                   314,925
        206,000  ANR Pipeline Co. debs. 9 5/8s, 2021                                                                     255,814
        155,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                                                 161,588
        132,000  Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015                                                  132,990
        292,000  DPL, Inc. bonds 8 1/8s, 2031                                                                            336,507
        635,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                                        674,668
        970,000  Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013                                                   1,057,300
        320,000  Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010                                           312,800
        480,000  Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016                                           433,200
        235,000  Edison Mission Energy sr. notes 10s, 2008                                                               261,144
         10,000  Edison Mission Energy sr. notes 9 7/8s, 2011                                                             11,550
        468,000  El Paso Corp. sr. notes 8.05s, 2030                                                                     446,940
        340,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                                    328,950
        327,000  El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031                                                            307,380
        160,000  El Paso Natural Gas Co. debs. 8 5/8s, 2022                                                              181,701
        850,000  El Paso Production Holding Co. company guaranty 7 3/4s, 2013                                            860,625
        525,000  Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014                               511,875
        620,000  FirstEnergy Corp. notes Ser. B, 6.45s, 2011                                                             654,128
      1,030,000  Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034                                                   1,148,450
        614,000  Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                                     736,800
        320,000  Monongahela Power Co. 1st mtge. 6.7s, 2014                                                              351,200
        464,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                     520,840
        182,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                   177,450
        247,000  Northwestern Corp. 144A sr. sec. notes 5 7/8s, 2014                                                     245,721
        366,000  Northwest Pipeline Corp. company guaranty 8 1/8s, 2010                                                  391,620
      1,279,000  NRG Energy, Inc. 144A sr. sec. notes 8s, 2013                                                         1,352,543
        550,000  Orion Power Holdings, Inc. sr. notes 12s, 2010                                                          668,250
        515,000  PSEG Energy Holdings, Inc. notes 7 3/4s, 2007                                                           529,163
        434,000  SEMCO Energy, Inc. sr. notes 7 3/4s, 2013                                                               448,395
        120,000  Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012                                                121,800
        550,000  Sierra Pacific Resources sr. notes 8 5/8s, 2014                                                         585,750
         80,000  Southern California Edison Co. notes 6 3/8s, 2006                                                        81,488
        265,000  Teco Energy, Inc. notes 10 1/2s, 2007                                                                   297,463
        150,000  Teco Energy, Inc. notes 7.2s, 2011                                                                      158,063
        255,000  Teco Energy, Inc. notes 7s, 2012                                                                        266,156
         65,000  Tennessee Gas Pipeline Co. debs. 7s, 2028                                                                63,780
        334,000  Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017                                                   358,746
        452,000  Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014                                 453,130
         80,000  Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026                                                   84,400
        466,000  Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)                                   479,980
        298,000  Utilicorp United, Inc. sr. notes 9.95s, 2011                                                            333,760
        120,000  Williams Cos., Inc. (The) notes 8 3/4s, 2032                                                            142,500
        455,000  Williams Cos., Inc. (The) notes 7 5/8s, 2019                                                            492,538
        199,241  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON)
                 (F)                                                                                                           2
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,173,003
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $178,894,534)                                               $181,789,495
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Mortgage Obligations (13.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation Pass-Through Certificates
     $3,272,456  6 1/2s, with due dates from April 1, 2024 to October 1, 2034                                         $3,399,169
      4,200,000  6 1/2s, TBA, April 1, 2035                                                                            4,356,516
                 Federal National Mortgage Association Pass-Through Certificates
         50,798  7 1/2s, September 1, 2022                                                                                54,463
          2,220  7s, June 1, 2032                                                                                          2,342
     26,809,418  6 1/2s, with due dates from March 1, 2026 to December 1, 2034                                        27,856,120
     20,900,000  5 1/2s, TBA, April 1, 2035                                                                           20,931,024
        549,688  5s, with due dates from June 1, 2018 to January 1, 2020                                                 550,468
        600,000  5s, TBA, April 1, 2020                                                                                  599,297
      3,064,272  4 1/2s, with due dates from August 1, 2033 to May 1, 2034                                             2,916,173
     11,000,000  4 1/2s, TBA, April 1, 2020                                                                           10,755,078
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Mortgage Obligations  (cost $71,583,885)                               $71,420,650
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (13.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
    $17,389,000  6 1/4s, May 15, 2030                                                                                $20,907,556
      8,570,000  6 1/4s, August 15, 2023                                                                               9,982,711
                 U.S. Treasury Notes
     16,078,000  4 1/4s, August 15, 2013                                                                              15,859,439
     12,217,000  3 1/4s, August 15, 2008                                                                              11,923,028
     40,835,000  U.S. Treasury Strip zero %, November 15, 2024                                                        15,401,655
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $71,514,544)                                                 $74,074,389
--------------------------------------------------------------------------------------------------------------------------------

Foreign government bonds and notes (11.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $3,485,000  Brazil (Federal Republic of) bonds 10 1/2s, 2014                                                     $3,842,213
      1,330,000  Brazil (Federal Republic of) bonds 8 7/8s, 2019                                                       1,294,090
        720,000  Brazil (Federal Republic of) notes 8 3/4s, 2025                                                         673,200
        713,000  Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                                          872,712
CAD   1,800,000  Canada (Government of) bonds 5 1/2s, 2010                                                             1,599,256
CAD     585,000  Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                                    552,645
       $300,000  Colombia (Republic of) bonds 10 3/8s, 2033                                                              316,500
        805,000  Colombia (Republic of) notes 10 3/4s, 2013                                                              899,588
        720,000  Colombia (Republic of) unsub. 9 3/4s, 2009                                                              785,880
        455,000  Development Bank of China notes 4 3/4s, 2014 (China)                                                    438,271
        625,000  Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 8s (9s,
                 8/15/05), 2030 (STP)                                                                                    560,938
EUR   2,945,000  France (Government of) bonds 5 3/4s, 2032                                                             4,852,671
EUR   5,155,000  France (Government of) bonds 5 1/2s, 2010                                                             7,499,444
EUR     920,000  France (Government of) debs. 4s, 2009                                                                 1,246,948
EUR   4,710,000  Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                                 6,573,573
EUR   1,190,000  Greece (Hellenic Republic of) bonds 3 1/2s, 2008                                                      1,578,106
       $155,000  Indonesia (Republic of) FRN 2.795s, 2006                                                                153,256
        145,000  Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014                                                     143,550
        285,000  Peru (Republic of) bonds 8 3/4s, 2033                                                                   296,400
        355,000  Peru (Republic of) bonds 8 3/8s, 2016                                                                   371,863
        545,000  Philippines (Republic of) bonds 9 1/2s, 2024                                                            581,788
        535,000  Philippines (Republic of) bonds 8 3/8s, 2011                                                            538,478
JPY  61,000,000  Philippines (Republic of) 144A sr. sub. notes 3.2s, 2005                                                572,695
       $785,000  Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                           805,803
      4,860,625  Russia (Federation of) 144A unsub. stepped-coupon 5s (7 1/2s,
                 3/31/07), 2030 (STP) (S)                                                                              4,989,432
        810,000  Russia (Ministry of Finance) debs. Ser. V, 3s, 2008                                                     745,200
        640,000  South Africa (Republic of) notes 7 3/8s, 2012                                                           704,000
        675,000  South Africa (Republic of) notes 6 1/2s, 2014                                                           705,375
SEK  22,945,000  Sweden (Government of) bonds Ser. 3101, 4s, 2008                                                      4,032,613
SEK  26,845,000  Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014                                                  4,717,281
     $2,790,000  United Mexican States bonds Ser. MTN, 8.3s, 2031                                                      3,194,550
      2,685,000  United Mexican States notes 6 5/8s, 2015 (S)                                                          2,792,400
        340,000  Venezuela (Republic of) bonds 9 3/8s, 2034                                                              336,600
        165,000  Venezuela (Republic of) notes 10 3/4s, 2013                                                             183,563
        630,000  Venezuela (Republic of) notes 8 1/2s, 2014                                                              620,550
        625,000  Venezuela (Republic of) unsub. bonds 5 3/8s, 2010                                                       556,250
--------------------------------------------------------------------------------------------------------------------------------
                 Total Foreign government bonds and notes  (cost $52,962,312)                                        $60,627,682
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (10.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $157,293  ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033                                                    $157,686
                 Aegis Asset Backed Securities Trust 144A
         44,864  Ser. 04-1N, Class Note, 5s, 2034                                                                         44,862
        118,231  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                                      117,954
        104,729  Ser. 04-4N, Class Note, 5s, 2034                                                                        104,795
        235,000  Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034 (Cayman
                 Islands)                                                                                                217,681
         24,075  AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman
                 Islands)                                                                                                 24,135
                 Arcap REIT, Inc. 144A
        326,000  Ser. 03-1A, Class E, 7.11s, 2038                                                                        338,021
        175,000  Ser. 04-1A, Class E, 6.42s, 2039                                                                        173,988
         24,683  Argent NIM Trust 144A Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)                                 24,691
                 Asset Backed Funding Corp. NIM Trust 144A
        197,000  Ser. 04-HE1, Class N2, 8s, 2034                                                                         191,408
        127,000  Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)                                                     126,999
        116,319  Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)                                                    116,319
        162,053  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)                                                        161,520
         30,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)                                                         27,651
        257,296  Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.55s, 2033                                 257,677
        270,000  Bank One Issuance Trust FRN Ser. 03-C4, Class C4, 3.84s, 2011                                           275,906
     13,149,467  Bayview Financial Asset Trust Ser. 03-X, Class A, Interest Only (IO),
                 0.9s, 2006                                                                                              230,116
                 Bear Stearns Asset Backed Securities NIM Trust 144A
        167,366  Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)                                                   166,948
        242,895  Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)                                                    243,275
        167,650  Ser. 04-HE7N, Class A1, 5 1/4s, 2034                                                                    167,965
        223,000  Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 6.1s, 2034                            225,230
                 Bombardier Capital Mortgage Securitization Corp.
        132,017  Ser. 00-A, Class A2, 7.575s, 2030                                                                       102,396
        484,822  Ser. 00-A, Class A4, 8.29s, 2030                                                                        399,978
        915,144  Ser. 99-B, Class A3, 7.18s, 2015                                                                        690,934
        626,910  Ser. 99-B, Class A4, 7.3s, 2016                                                                         473,954
        140,583  FRB Ser. 00-A, Class A1, 2.97s, 2030                                                                     72,547
                 CARSSX Finance, Ltd. 144A FRN, Ser. 04-AA
        154,306  Class B3, 6.16s, 2011 (Cayman Islands)                                                                  156,536
        392,003  Class B4, 8.31s, 2011 (Cayman Islands)                                                                  403,442
        110,000  Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 3.89s, 2010                                      112,599
          3,082  Chase Funding Net Interest Margin 144A Ser. 03-4A, Class Note, 6 3/4s, 2036                               3,082
                 CHEC NIM Ltd., 144A Ser. 04-2
        188,175  Class N1, 4.45s, 2034 (Cayman Islands)                                                                  188,164
         73,000  Class N2, 8s, 2034 (Cayman Islands)                                                                      72,583
         45,000  Class N3, 8s, 2034 (Cayman Islands)                                                                      38,700
                 Conseco Finance Securitizations Corp.
        231,532  Ser. 00-2, Class A4, 8.48s, 2030                                                                        231,277
      1,397,709  Ser. 00-4, Class A4, 7.73s, 2031                                                                      1,358,788
        187,000  Ser. 00-4, Class A5, 7.97s, 2032                                                                        158,193
      2,644,000  Ser. 00-4, Class A6, 8.31s, 2032                                                                      2,283,408
         78,000  Ser. 00-6, Class A5, 7.27s, 2032                                                                         72,850
        590,079  Ser. 00-6, Class M2, 8.2s, 2032                                                                          59,008
        209,000  Ser. 01-04, Class A4, 7.36s, 2033                                                                       209,551
         97,000  Ser. 01-1, Class A5, 6.99s, 2032                                                                         90,652
         11,000  Ser. 01-3, Class A3, 5.79s, 2033                                                                         11,185
      2,422,000  Ser. 01-3, Class A4, 6.91s, 2033                                                                      2,349,916
        200,000  Ser. 01-3, Class M2, 7.44s, 2033                                                                         33,000
        583,724  Ser. 01-4, Class B1, 9.4s, 2033                                                                          78,803
      1,818,614  Ser. 02-1, Class A, 6.681s, 2033                                                                      1,863,116
        241,000  FRB Ser. 01-4, Class M1, 4.44s, 2033                                                                     98,810
        697,000  Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A,
                 5.05s, 2007                                                                                             707,455
                 Countrywide Asset Backed Certificates 144A
        824,787  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                                      828,968
        136,514  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                                  136,812
      8,588,292  Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.295s, 2035                                            287,171
        361,000  Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)                                        358,978
      1,380,000  First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.751s, 2039                                   1,417,519
        360,549  First Consumers Master Trust FRN Ser. 01-A, Class A, 3.12s, 2008                                        357,620
                 First Franklin Mortgage Loan NIM Trust 144A
         65,928  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                                      65,672
         14,574  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                                      14,534
        203,621  Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)                                                    203,608
                 Fremont NIM Trust 144A
        163,832  Ser. 04-3, Class A, 4 1/2s, 2034                                                                        163,554
         45,987  Ser. 04-3, Class B, 7 1/2s, 2034                                                                         44,373
        138,440  Ser. 04-A, Class Note, 4 3/4s, 2034                                                                     137,928
                 Granite Mortgages PLC FRB
EUR   1,225,000  Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)                                                     1,698,544
GBP     920,000  Ser. 03-2, Class 3C, 6.42s, 2043 (United Kingdom)                                                     1,809,516
       $280,000  Ser. 02-1, Class 1C, 3.97s, 2042 (United Kingdom)                                                       284,396
                 Green Tree Financial Corp.
        300,871  Ser. 94-4, Class B2, 8.6s, 2019                                                                         214,421
        691,199  Ser. 94-6, Class B2, 9s, 2020                                                                           560,904
        289,077  Ser. 95-4, Class B1, 7.3s, 2025                                                                         281,218
        285,417  Ser. 95-8, Class B1, 7.3s, 2026                                                                         217,864
        112,536  Ser. 95-F, Class B2, 7.1s, 2021                                                                         107,331
        304,000  Ser. 96-8, Class M1, 7.85s, 2027                                                                        260,133
         78,080  Ser. 99-3, Class A5, 6.16s, 2031                                                                         79,520
      1,056,000  Ser. 99-5, Class A5, 7.86s, 2030                                                                        928,628
                 Greenpoint Manufactured Housing
      2,462,715  Ser. 00-3, Class IA, 8.45s, 2031                                                                      2,348,386
        102,000  Ser. 99-5, Class A4, 7.59s, 2028                                                                        106,116
        963,000  GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011                                                    947,191
                 GSAMP Trust 144A
         19,750  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                                   19,750
         54,157  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                                   54,092
         89,602  Ser. 04-HE1N, Class N1, 5s, 2034                                                                         89,414
        869,744  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                                    868,613
        404,000  Ser. 04-NIM1, Class N2, zero %, 2034                                                                    296,132
        876,229  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                                     874,914
        115,750  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                                  115,611
                 Holmes Financing PLC FRB
        192,000  Ser. 8, Class 2C, 3.38s, 2040 (United Kingdom)                                                          193,200
        170,000  Ser. 4, Class 3C, 3.96s, 2040 (United Kingdom)                                                          172,176
                 Home Equity Asset Trust 144A
         58,431  Ser. 02-5N, Class A, 8s, 2033                                                                            58,431
         50,826  Ser. 03-7N, Class A, 5 1/4s, 2034                                                                        50,858
         44,276  Ser. 04-1N, Class A, 5s, 2034                                                                            44,276
        192,154  Ser. 04-5N, Class A, 5 1/4s, 2034                                                                       192,154
        268,232  Ser. 05-6N, Class A, 5 1/4s, 2035                                                                       267,331
                 LNR CDO, Ltd. 144A FRB
      1,135,000  Ser. 02-1A, Class FFL, 5.6s, 2037 (Cayman Islands)                                                    1,141,697
        660,000  Ser. 03-1A, Class EFL, 5.85s, 2036 (Cayman Islands)                                                     719,400
                 Long Beach Asset Holdings Corp. NIM Trust 144A
        108,363  Ser. 04-2, Class N1, 4.94s, 2034                                                                        108,363
        175,795  Ser. 04-5, Class Note, 5s, 2034                                                                         176,182
      1,104,939  Long Beach Mortgage Loan Trust Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                     55,910
GBP     700,000  Lothian Mortgages PLC 144A FRN Ser. 3A, Class D, 5.67s, 2039 (United Kingdom)                         1,322,580
       $925,076  Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1,
                 6.1s, 2032                                                                                              444,036
                 Master Asset Backed Securities NIM Trust 144A
        111,000  Ser. 04-CI5, Class N2, 9s, 2034                                                                         110,667
        141,477  Ser. 04-HE1A, Class Note, 5.191s, 2034                                                                  140,628
        110,000  MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 3.99s, 2010                                112,296
         35,338  Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2005                                  35,371
                 Merrill Lynch Mortgage Investors, Inc. 144A
         93,374  Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)                                                        92,790
         78,965  Ser. 04-HE1N, Class N1, 5s, 2006                                                                         78,398
        139,183  Mid-State Trust Ser. 11, Class B, 8.221s, 2038                                                          141,086
        181,000  Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 6.05s, 2034                                     187,711
        134,000  Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012                                      128,514
                 Morgan Stanley Dean Witter Capital I FRB
         90,054  Ser. 01-NC3, Class B1, 5.3s, 2031                                                                        89,679
        180,532  Ser. 01-NC4, Class B1, 5.35s, 2032                                                                      179,101
         42,487  New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033                            42,579
         30,628  Novastar NIM Trust 144A Ser. 04-N1, Class Note, 4.458s, 2034                                             30,628
                 Oakwood Mortgage Investors, Inc.
        182,424  Ser. 00-A, Class A2, 7.765s, 2017                                                                       156,096
        709,000  Ser. 00-D, Class A4, 7.4s, 2030                                                                         445,438
      1,105,213  Ser. 01-C, Class A2, 5.92s, 2017                                                                        670,096
        537,085  Ser. 01-C, Class A4, 7.405s, 2030                                                                       361,757
      1,035,220  Ser. 01-E, Class A2, 5.05s, 2019                                                                        843,218
        207,778  Ser. 02-A, Class A2, 5.01s, 2020                                                                        170,808
        344,000  Ser. 02-B, Class A4, 7.09s, 2032                                                                        302,846
      1,574,531  Ser. 02-C, Class A1, 5.41s, 2032                                                                      1,370,157
      1,119,319  Ser. 99-B, Class A4, 6.99s, 2026                                                                      1,009,661
      1,037,192  Ser. 99-D, Class A1, 7.84s, 2029                                                                        965,396
        231,240  Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030                                  215,431
        377,000  Ocean Star PLC 144A FRB Ser. 04-A, Class E, 9.29s, 2018 (Ireland)                                       377,000
         17,931  Option One Mortgage Securities Corp. NIM Trust 144A Ser. 03-5, Class Note,
                 6.9s, 2033                                                                                               18,020
         56,000  Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D,
                 7.387s, 2034 (Cayman Islands)                                                                            56,000
        116,603  Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL, 8.33s, 2012                           116,849
         80,000  People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s, 2034                               72,480
                 Permanent Financing PLC FRB
        170,000  Ser. 1, Class 3C, 4.17s, 2042 (United Kingdom)                                                          171,632
        280,000  Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)                                                          283,808
GBP     686,000  Ser. 6, Class 3C, 5.686s, 2042 (United Kingdom)                                                       1,296,128
     $1,078,000  Providian Gateway Master Trust Ser. 02, Class B, Principal Only (PO), zero
                 %, 2006                                                                                               1,023,563
      1,770,333  Residential Asset Mortgage Products, Inc. Ser. 03-RZ1, Class A, IO,
                 5 3/4s, 2005                                                                                             25,215
        316,161  Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034                                316,161
        100,000  Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A,
                 5.766s, 2038 (United Kingdom)                                                                           188,940
        122,391  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                                     124,495
                 SAIL Net Interest Margin Notes 144A
        167,118  Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)                                                     167,953
         15,099  Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)                                                      15,175
         38,759  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)                                                        39,050
         17,542  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)                                                        17,523
         92,288  Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)                                                         92,261
         32,446  Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)                                                           32,446
         88,274  Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)                                                           87,619
         20,779  Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)                                                           20,675
         54,543  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                                           54,259
         92,691  Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                     92,421
        431,847  Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)                                                         432,019
        255,591  Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)                                                      255,591
        268,286  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                                          267,884
        191,448  Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)                                                      191,182
         43,458  Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                       42,267
        164,918  Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)                                                          164,918
        145,045  Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                      143,087
        180,082  Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)                                                      179,451
                 Sasco Net Interest Margin Trust 144A
          6,669  Ser. 03-AM1, Class A, 7 3/4s, 2033 (Cayman Islands)                                                       6,637
        233,686  Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)                                                     105,159
        446,194  Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                                     447,220
         31,315  Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033                                    31,315
                 Sharps SP I, LLC Net Interest Margin Trust 144A
         36,548  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                                      36,548
         20,225  Ser. 03-HS1N, Class N, 7.48s, 2033                                                                       20,276
         20,853  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                                      20,853
         16,491  Ser. 03-TC1N, Class N, 7.45s, 2033                                                                       16,491
         13,126  Ser. 04-FM1N, Class N, 6.16s, 2033                                                                       13,208
         71,613  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                                      71,434
         21,147  Ser. 04-HS1N, Class Note, 5.92s, 2034                                                                    21,147
        120,000  South Coast Funding 144A FRB Ser. 3A, Class A2, 3.971s, 2038 (Cayman Islands)                           121,092
                 Structured Asset Investment Loan Trust
         68,795  Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                     69,009
        815,329  Ser. 03-BC8, Class A, IO, 6s, 2005                                                                       19,425
      7,518,120  Ser. 04-1, Class A, IO, 6s, 2005                                                                        141,977
        395,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)                               374,304
        351,000  TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037 (Cayman
                 Islands)                                                                                                325,848
                 Wells Fargo Home Equity Trust 144A Ser. 04-2
        636,087  Class N1, 4.45s, 2034 (Cayman Islands)                                                                  636,049
        168,000  Class N2, 8s, 2034 (Cayman Islands)                                                                     159,600
                 Whole Auto Loan Trust 144A
        394,284  Ser. 03-1, Class D, 6s, 2010                                                                            395,182
        335,000  Ser. 04-1, Class D, 5.6s, 2011                                                                          333,848
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $55,221,853)                                                   $54,454,825
--------------------------------------------------------------------------------------------------------------------------------

Senior loans (5.6%) (a)(c)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
       $136,882  Graphic Packaging Corp. bank term loan FRN Ser. C, 5.143s, 2010                                        $139,175
        173,250  Hercules, Inc. bank term loan FRN Ser. B, 3.985s, 2010                                                  175,416
        159,804  Koch Cellulose, LLC bank term loan FRN Ser. B, 4.8s, 2011                                               162,101
         40,196  Koch Cellulose, LLC bank term loan FRN Ser. C, 4.44s, 2011                                               40,774
        114,449  Nalco Co. bank term loan FRN Ser. B, 4.951s, 2010                                                       116,627
        593,121  Novelis, Inc. bank term loan FRN Ser. B, 4 1/2s, 2012 (Canada)                                          602,463
        341,494  Novelis, Inc. bank term loan FRN 4 1/2s, 2012 (Canada)                                                  346,830
      1,000,000  Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 4.95s, 2012                               1,020,000
        144,074  SGL Carbon, LLC bank term loan FRN 5.989s, 2009 (Germany)                                               146,595
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,749,981

Capital Goods (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        270,270  Allied Waste Industries, Inc. bank term loan FRN 4.564s, 2012                                           272,534
        729,730  Allied Waste Industries, Inc. bank term loan FRN Ser. B, 4.564s, 2012                                   735,866
        182,369  Amsted Industries, Inc. bank term loan FRN 5.439s, 2010                                                 184,801
         64,596  Flowserve Corp. bank term loan FRN Ser. C, 5.473s, 2009                                                  65,726
      1,000,000  Hexcel Corp. bank term loan FRN Ser. B, 4 5/8s, 2012                                                  1,013,438
         98,858  Invensys, PLC bank term loan FRN Ser. B-1, 6.091s, 2009 (United Kingdom)                                100,526
        268,119  Mueller Group, Inc. bank term loan FRN 5.569s, 2011                                                     270,465
        123,750  Solo Cup Co. bank term loan FRN 5.076s, 2011                                                            125,483
         65,678  SPX Corp. bank term loan FRN Ser. B-1, 4.938s, 2009                                                      65,875
        100,000  Terex Corp. bank term loan FRN Ser. B, 4.89s, 2009                                                      101,042
        550,000  Terex Corp. bank term loan FRN Ser. C, 5.064s, 2009                                                     555,958
        349,118  Transdigm, Inc. bank term loan FRN Ser. C, 4.935s, 2010                                                 354,137
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,845,851

Communication Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         49,500  Consolidated Communications Holdings bank term loan FRN Ser. C, 5.185s, 2012                             49,871
         35,000  Consolidated Communications Holdings bank term loan FRN Ser. D, 5.064s, 2011                             35,350
         69,473  PanAmSat Corp. bank term loan FRN Ser. B, 5.75s, 2010                                                    70,528
        162,500  Qwest Communications International, Inc. bank term loan FRN Ser. A,
                 7.39s, 2007                                                                                             167,857
         49,625  SBA Senior Finance, Inc. bank term loan FRN 5.905s, 2008                                                 50,462
        993,333  Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan FRN
                 Ser. B, 6.243s, 2012                                                                                  1,007,613
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,381,681

Consumer Cyclicals (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,337,513  Advertising Directory Solutions, Inc. bank term loan FRN 4.72s, 2011 (Canada)                         1,339,184
        123,350  Coinmach Corp. bank term loan FRN Ser. B, 5.774s, 2009                                                  124,815
        157,424  Dex Media West, LLC/Dex Media West Finance Co. bank term loan FRN Ser. B,
                 4.659s, 2010                                                                                            159,867
      1,000,000  Dollarama bank term loan FRN Ser. B, 5.02s, 2010                                                      1,010,625
        100,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 9 1/4s, 2006                                        100,750
         75,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 4.6s, 2007                                           75,422
        142,417  Hayes Lemmerz International, Inc. bank term loan FRN 6.574s, 2009                                       144,375
        525,000  IESI Corp. bank term loan FRN Ser. B, 4.664s, 2011                                                      532,875
        800,000  Jostens IH Corp. bank term loan FRN Ser. C, 5.19s, 2010                                                 812,334
        250,000  Journal Register Co. bank term loan FRN Ser. B, 4.176s, 2012                                            251,953
        162,556  Lamar Media Corp. bank term loan FRN Ser. D, 4.531s, 2010                                               164,384
         50,000  Landsource, Inc. bank term loan FRN Ser. B, 5 3/8s, 2010                                                 50,625
         53,197  Penn National Gaming, Inc. bank term loan FRN Ser. D, 5.553s, 2010                                       53,330
        127,175  PRIMEDIA, Inc. bank term loan FRN Ser. B, 5.62s, 2009                                                   127,890
        214,740  R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 4.601s, 2011                                    218,156
        400,000  Resorts International Hotel and Casino, Inc. bank term loan FRN 5.064s, 2012                            407,833
         83,036  Sealy Mattress Co. bank term loan FRN Ser. C, 4.768s, 2012                                               84,558
        984,933  TransWestern Publishing/TWP Cap bank term loan FRN Ser. B, 4.201s, 2011                                 987,806
        425,469  TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010                                            429,369
        854,986  Venetian Casino Resort, LLC bank term loan FRN Ser. B, 4.81s, 2011                                      865,459
        176,286  Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 4.314s, 2011 (U)                                178,489
        137,500  WRC Media Corp. bank term loan FRN 6.761s, 2009                                                         137,156
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,257,255

Consumer Staples (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         87,514  AMF Bowling Worldwide bank term loan FRN Ser. B, 5.893s, 2009                                            88,006
        900,000  Century Cable Holdings bank term loan FRN 7 3/4s, 2009                                                  893,571
        546,746  Charter Communications Holdings, LLC/Capital Corp. bank term loan FRN Ser. B,
                 5.98s, 2011 (United Kingdom)                                                                            549,186
        830,833  Constellation Brands, Inc. bank term loan FRN Ser. B, 4.395s, 2011                                      843,758
        122,636  DirecTV Holdings/Finance bank term loan FRN Ser. B-3, 4.56s, 2010                                       122,728
         69,125  Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5.438s, 2009                                 70,349
        250,000  Loews Cineplex bank term loan FRN Ser. B, 4.901s, 2011                                                  254,180
        997,500  Mediacom Communications Corp. bank term loan FRN Ser. B, 4.963s, 2012                                 1,014,022
        149,250  MGM Studios, Inc. bank term loan FRN Ser. B, 5.06s, 2011                                                149,157
        440,000  Olympus Cable bank term loan FRN Ser. B, 7 1/2s, 2010                                                   435,944
        997,481  Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.56s, 2010                                            1,014,046
        242,516  Roundy's bank term loan FRN Ser. B, 4.926s, 2009                                                        244,410
         84,249  Six Flags, Inc. bank term loan FRN Ser. B, 5 1/4s, 2009                                                  85,512
        152,478  Sun Media Corp. bank term loan FRN Ser. B, 4.73s, 2009 (Canada)                                         154,638
        498,750  Universal City Development bank term loan FRN Ser. B, 4.725s, 2011                                      506,855
        198,000  Warner Music Group bank term loan FRN Ser. B, 5.088s, 2011                                              199,402
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,625,764

Energy (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        150,000  Dresser, Inc. bank term loan FRN 5.84s, 2010                                                            152,250
        200,000  Magellan Midstream Holdings bank term loan FRN Ser. B, 5.09s, 2011                                      203,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         355,250

Financial (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Fidelity National Information Solutions bank term loan FRN Ser. B,
                 4.51s, 2013                                                                                           1,003,125
        698,430  General Growth Properties bank term loan FRN Ser. B, 4.94s, 2008 (R)                                    709,859
        216,845  Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 4.813s, 2011                                      220,233
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,933,217

Health Care (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        123,125  Beverly Enterprises, Inc. bank term loan FRN 5.186s, 2008                                               124,151
         99,500  Community Health Systems, Inc. bank term loan FRN Ser. B, 4.639s, 2011                                  100,744
        196,515  Concentra bank term loan FRN 5.167s, 2009                                                               199,135
        372,060  Express Scripts, Inc. bank term loan FRN Ser. B, 4.131s, 2010                                           375,316
         99,250  Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.17s, 2011                            100,077
         98,500  Hanger Orthopedic Group, Inc. bank term loan FRN 6.06s, 2009                                             99,362
         85,188  Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.31s, 2011                                            86,252
        474,897  Triad Hospitals, Inc. bank term loan FRN Ser. B, 4.92s, 2008                                            482,284
        219,975  Warner Chilcott Corp. bank term loan FRN Ser. C, 5.584s, 2012                                           222,065
        101,622  Warner Chilcott Corp. bank term loan FRN Ser. D, 5.584s, 2012                                           102,588
         22,082  Warner Chilcott Corp. bank term loan FRN 5.314s, 2012 (U)                                                22,220
        110,410  Warner Chilcott Corp. bank term loan FRN 5.314s, 2012 (U)                                               111,100
        545,910  Warner Chilcott Corp. bank term loan FRN 5.584s, 2012                                                   551,096
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,576,390

Technology (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,495,000  Iron Mountain, Inc. bank term loan FRN 4.563s, 2011                                                   1,512,442
        150,000  Xerox Corp. bank term loan FRN 4.314s, 2008                                                             151,821
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,664,263

Transportation (--%)
--------------------------------------------------------------------------------------------------------------------------------
         95,392  Pacer International, Inc. bank term loan FRN 4.674s, 2010                                                97,300

Utilities & Power (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        159,000  El Paso Corp. bank term loan FRN Ser. C, 2.3s, 2009                                                     160,863
        611,072  El Paso Corp. bank term loan FRN Ser. B, 5.438s, 2009                                                   619,092
         98,256  Williams Cos., Inc. bank term loan FRN Ser. C, 5.315s, 2007                                              99,607
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         879,562
--------------------------------------------------------------------------------------------------------------------------------
                 Total Senior loans  (cost $30,120,381)                                                              $30,366,514
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (5.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Banc of America Commercial Mortgage, Inc. 144A Ser. 01-1
       $125,000  Class J, 6 1/8s, 2036                                                                                  $122,124
        282,000  Class K, 6 1/8s, 2036                                                                                   208,316
                 Banc of America Large Loan 144A FRB
        111,000  Ser. 02-FL2A, Class L1, 5.746s, 2014                                                                    111,187
        193,000  Ser. 05-BOCA, Class L, 4.53s, 2016                                                                      193,309
        100,000  Ser. 05-BOCA, Class K, 4.18s, 2016                                                                      100,109
        189,000  Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F,
                 8.204s, 2032                                                                                            219,704
        280,000  Bear Stearns Commercial Mortgage Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 5.3s, 2016                                                                                     279,999
        414,000  Commercial Mortgage Pass-Through Certificates 144A Ser. 01-FL4A, Class D,
                 3.66s, 2013                                                                                             409,900
                 CS First Boston Mortgage Securities Corp. 144A
        292,000  FRB Ser. 03-TF2A, Class L, 6.81s, 2014                                                                  290,984
        534,000  FRB Ser. 05-TFLA, Class L, 4.66s, 2020                                                                  534,000
        142,000  FRB Ser. 05-TFLA, Class K, 4.11s, 2020                                                                  142,000
        758,000  Ser. 98-C1, Class F, 6s, 2040                                                                           556,037
        275,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                                                      194,315
     19,543,901  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO,
                 0.715s, 2031                                                                                            573,865
                 DLJ Commercial Mortgage Corp. Ser. 98-CF2
        226,150  Class B4, 6.04s, 2031                                                                                   218,974
        723,280  Class B5, 5.95s, 2031                                                                                   502,058
                 DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1
        212,000  Class B2, 8.16s, 2030                                                                                   127,200
        206,000  Class B1, 7.91s, 2030                                                                                   220,058
GBP     286,216  European Loan Conduit FRN Ser. 6X, Class E, 6.616s, 2010 (United Kingdom)                               548,240
GBP     105,650  European Loan Conduit 144A FRN Ser. 6A, Class F, 7.116s, 2010 (United Kingdom)                          202,191
                 Fannie Mae
       $309,014  IFB Ser. 02-36, Class SJ, 13s, 2029                                                                     320,942
        669,526  IFB Ser. 02-36, Class QH, IO, 5.2s, 2029                                                                 20,738
      1,049,144  IFB Ser. 03-118, Class SF, IO, 5 1/4s, 2033                                                             126,925
         91,347  Ser. 98-51, Class SG, IO, 22.6s, 2022                                                                    43,530
            520  Ser. 92-15, Class L, IO, 10.376s, 2022                                                                    5,816
        343,973  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                     364,665
          4,138  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                       4,388
            440  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                          464
          2,440  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                        2,584
        396,495  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                                     419,358
          1,371  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                        1,450
          2,768  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                        2,925
      1,545,928  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                    1,632,079
        232,208  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                      245,255
        711,165  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                                      752,486
        296,310  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                      313,811
        146,510  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                                      154,674
        694,600  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                                      737,880
            888  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                          940
        738,335  Ser. 03-58, Class ID, IO, 6s, 2033                                                                      155,050
        694,319  Ser. 03-26, Class IG, IO, 6s, 2033                                                                      129,439
        578,836  Ser. 322, Class 2, IO, 6s, 2032                                                                         127,062
        770,743  Ser. 318, Class 2, IO, 6s, 2032                                                                         168,947
      1,174,346  Ser. 350, Class 2, IO, 5 1/2s, 2034                                                                     271,659
      4,139,483  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                                     973,828
      1,184,143  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                                     278,823
      3,054,270  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                                     712,071
      2,059,117  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                                                  207,199
        216,657  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                                                     3,953
      1,040,215  Ser. 03-118, Class S, IO, 5 1/4s, 2033                                                                  122,225
      6,097,723  Ser. 03-W10, Class 1A, IO, 1.551s, 2043                                                                 129,577
      7,175,635  Ser. 03-W10, Class 3A, IO, 1.527s, 2043                                                                 154,725
      3,745,376  Ser. 03-W17, Class 12, IO, 1.16s, 2033                                                                  107,765
      6,475,281  Ser. 00-T6, IO, 0.761s, 2030                                                                             93,082
     10,626,213  Ser. 02-T18, IO, 0.519s, 2042                                                                           126,734
        119,177  Ser. 99-51, Class N, PO, zero %, 2029                                                                    99,587
         47,783  Ser. 99-52, Class MO, PO, zero %, 2026                                                                   45,724
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
          5,555  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                         5,879
      3,204,616  Ser. T-57, Class 1AX, IO, 0.446s, 2043                                                                   31,085
     10,447,511  FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.558s, 2020                                         679,088
        351,000  First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035                             219,814
                 Freddie Mac
        401,227  IFB Ser. 2763, Class SC, 17.36s, 2032                                                                   439,624
      2,249,642  Ser. 216, IO, 6s, 2032                                                                                  481,874
        934,579  Ser. 226, IO, 5 1/2s, 2034                                                                              222,593
      1,209,000  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                                                   328,576
        578,501  Ser. 2626, Class IK, IO, 5 1/2s, 2030                                                                   115,298
        622,000  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                                                   135,285
        428,832  Ser. 2833, Class IK, IO, 5 1/2s, 2023                                                                    64,672
        257,977  Ser. 215, PO, zero %, 2031                                                                              226,081
        244,950  Ser. 2235, PO, zero %, 2030                                                                             199,558
                 GE Capital Commercial Mortgage Corp. 144A Ser. 00-1
        468,000  Class G, 6.131s, 2033                                                                                   420,124
        290,000  Class H, 6.131s, 2033                                                                                   180,438
        418,345  GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
                 6.974s, 2036                                                                                            330,592
                 Government National Mortgage Association
        170,619  Ser. 01-43, Class SJ, IO, 4 3/4s, 2029                                                                    1,600
        451,885  Ser. 99-31, Class MP, PO, zero %, 2029                                                                  393,088
        115,217  Ser. 98-2, Class EA, PO, zero %, 2028                                                                    95,090
        178,000  GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.06s, 2015                             178,223
GBP     913,174  Hermione (European Loan Conduit No. 14) 144A FRB Class A,
                 5.319s, 2011 (Ireland)                                                                                1,734,840
                 LB Commercial Conduit Mortgage Trust 144A
       $199,915  Ser. 99-C1, Class G, 6.41s, 2031                                                                        188,700
        758,000  Ser. 98-C4, Class J, 5.6s, 2035                                                                         541,230
        567,000  Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
                 Ser. 03-LLFA, Class L, 6.55s, 2014                                                                      546,723
                 Mach One Commercial Mortgage Trust 144A Ser. 04-1A
        463,000  Class J, 5.45s, 2040                                                                                    378,937
        167,000  Class K, 5.45s, 2040                                                                                    133,339
         76,000  Class L, 5.45s, 2040                                                                                     54,340
      5,603,787  Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.13s, 2028                            243,415
      1,380,000  Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039                                            961,205
      3,303,095  Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 0.847s, 2012                                    76,150
        157,000  PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010                                    136,345
GBP     348,906  Quick Star PLC FRN Class 1-D, 5.758s, 2011 (United Kingdom)                                             662,783
       $560,000  QUIZNOS 144A Ser. 05-1, 7.3s, 2025                                                                      555,195
                 Starwood Asset Receivables Trust 144A FRB Ser. 03-1A
        149,724  Class F, 3.95s, 2022                                                                                    149,919
        190,558  Class E, 3.9s, 2022                                                                                     190,806
                 STRIPS 144A
        133,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)                                                          107,810
        158,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)                                                          115,340
        143,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)                                                          117,918
        137,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)                                                          102,805
                 Titan Europe PLC 144A FRN Ser. 04-2A
EUR     306,000  Class D, 3.044s, 2014 (Ireland)                                                                         397,647
EUR     383,000  Class C, 2.644s, 2014 (Ireland)                                                                         497,709
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $30,577,278)                                       $27,454,668
--------------------------------------------------------------------------------------------------------------------------------

Common stocks (0.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          1,719  AboveNet, Inc. (NON) (S)                                                                                $56,727
          2,113  Alderwoods Group, Inc. (Canada) (NON)                                                                    26,286
        640,000  AMRESCO Creditor Trust (acquired 6/17/99, cost $106,356) (RES)(NON)(R) (F)                                  640
            800  Birch Telecom, Inc. (NON) (F)                                                                                 1
            413  Comdisco Holding Co., Inc.                                                                                7,537
      2,443,632  Contifinancial Corp. Liquidating Trust Units                                                              3,055
         13,547  Covad Communications Group, Inc. (NON) (S)                                                               16,256
            420  Crown Castle International Corp. (NON)                                                                    6,745
            832  Genesis HealthCare Corp. (NON)                                                                           35,684
         39,628  Globix Corp. (NON)                                                                                      146,624
        465,000  iPCS Escrow, Inc. (NON) (F)                                                                                 465
          6,900  iPCS, Inc. (NON)                                                                                        228,390
            182  Knology, Inc. (NON)                                                                                         431
            135  Leucadia National Corp.                                                                                   4,637
          4,563  Northwestern Corp.                                                                                      120,326
            704  Polymer Group, Inc. Class A (NON)                                                                        16,861
            528  PSF Group Holdings, Inc. 144A Class A (acquired various dates from 3/15/95 to
                 3/17/95, cost $1,832,625) (RES)(NON) (F)                                                                924,175
         44,535  Regal Entertainment Group 144A Class A (F)                                                              936,571
            139  Sterling Chemicals, Inc. (NON)                                                                            5,699
            722  Sun Healthcare Group, Inc. (NON)                                                                          4,787
             16  USA Mobility, Inc. (NON)                                                                                    518
        815,601  VFB LLC (acquired various dates from 6/22/99 to 10/27/00, cost $535,954)
                 (RES)(NON)                                                                                              167,198
          4,031  Washington Group International, Inc. (NON)                                                              181,355
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $7,151,863)                                                               $2,890,968
--------------------------------------------------------------------------------------------------------------------------------

Brady bonds (0.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,305,000  Argentina (Republic of) govt. guaranty FRB Ser. L-GL, 3 1/2s, 2023 (In
                 default) (NON)                                                                                         $756,900
        339,709  Brazil (Federal Republic of) FRB Ser. 18 YR, 3 1/8s, 2012                                               318,918
        432,356  Brazil (Federal Republic of) FRB Ser. RG, 3 1/8s, 2012                                                  405,896
        534,600  Peru (Republic of) coll. FLIRB Ser. 20YR, 5s, 2017                                                      493,169
        463,250  Peru (Republic of) FRB Ser. 20 YR, 5s, 2017                                                             437,771
--------------------------------------------------------------------------------------------------------------------------------
                 Total Brady bonds  (cost $2,020,858)                                                                 $2,412,654
--------------------------------------------------------------------------------------------------------------------------------

Preferred stocks (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          9,150  Doane Pet Care Co. $7.125 pfd.                                                                         $457,500
             13  Dobson Communications Corp. 13.00% pfd. (PIK)                                                             9,620
            310  First Republic Capital Corp. 144A 10.50% pfd.                                                           325,500
             32  Paxson Communications Corp. 14.25% cum. pfd. (PIK)                                                      217,600
            681  Rural Cellular Corp. Ser. B, 11.375% cum. pfd.                                                          606,090
--------------------------------------------------------------------------------------------------------------------------------
                 Total Preferred stocks  (cost $1,504,271)                                                            $1,616,310
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          2,026  Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.                                                 $92,690
             55  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                                   231,000
          5,850  Williams Cos., Inc. (The) 144A $2.75 cv. pfd.                                                           530,888
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $882,475)                                                    $854,578
--------------------------------------------------------------------------------------------------------------------------------

Convertible bonds and notes (0.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,940,000  Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes
                 13s, 2009 (Canada) (In default) (NON)                                                                       $19
        465,000  Lear Corp. cv. company guaranty zero %, 2022                                                            212,156
        215,000  WCI Communities, Inc. cv. sr. sub. notes 4s, 2023                                                       264,988
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible bonds and notes  (cost $2,076,488)                                                   $477,163
--------------------------------------------------------------------------------------------------------------------------------

Units (0.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of units                                                                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
        790,000  Morrison Knudsen Corp.                                                                                  $70,113
            842  XCL Equity Units (F)                                                                                    373,713
--------------------------------------------------------------------------------------------------------------------------------
                 Total Units  (cost $1,732,120)                                                                         $443,826
--------------------------------------------------------------------------------------------------------------------------------

Warrants (--%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                               Expiration date           Value
--------------------------------------------------------------------------------------------------------------------------------
            620  AboveNet, Inc.                                                                           9/8/08          $6,200
            729  AboveNet, Inc.                                                                           9/8/10           4,374
            890  Dayton Superior Corp. 144A                                                              6/15/09               1
            422  MDP Acquisitions PLC 144A                                                               10/1/13          11,816
            350  Mikohn Gaming Corp. 144A                                                                8/15/08           6,916
            360  ONO Finance PLC 144A (United Kingdom)                                                   2/15/11               4
            350  Pliant Corp. 144A                                                                        6/1/10               4
            330  TravelCenters of America, Inc. 144A                                                      5/1/09           1,650
          1,420  Ubiquitel, Inc. 144A                                                                    4/15/10               1
          2,488  Washington Group International, Inc. Ser. A                                             1/25/06          41,798
          2,845  Washington Group International, Inc. Ser. B                                             1/25/06          38,550
          1,535  Washington Group International, Inc. Ser. C                                             1/25/06          18,113
            500  XM Satellite Radio Holdings, Inc. 144A                                                  3/15/10          35,000
--------------------------------------------------------------------------------------------------------------------------------
                 Total Warrants  (cost $505,037)                                                                        $164,427
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (12.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $63,207,316  Putnam Prime Money Market Fund (e)                                                                  $63,207,316
      4,527,737  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                       4,521,242
      1,275,000  U.S. Treasury Bills zero %, June 30, 2005 (SEG)                                                       1,266,145
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $68,994,703)                                                    $68,994,703
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $575,742,602) (b)                                                          $578,042,852
================================================================================================================================




Putnam VT Diversified Income Fund
--------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $59,108,380)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                        $15,275,941         $15,290,814             4/20/05            $(14,873)
British Pound                                              8,960,043           8,999,717             6/15/05             (39,674)
Canadian Dollar                                            2,563,808           2,536,801             4/20/05              27,007
Danish Krone                                               1,100,290           1,112,395             6/15/05             (12,105)
Euro                                                       3,335,900           3,429,391             6/15/05             (93,491)
Japanese Yen                                              16,264,413          16,999,402             5/18/05            (734,989)
Korean Won                                                 1,361,241           1,367,490             5/18/05              (6,249)
Norwegian Krone                                            4,053,873           4,167,241             6/15/05            (113,368)
Polish Zloty                                                 426,126             447,204             6/15/05             (21,078)
Singapore Dollar                                           1,354,660           1,357,675             5/18/05              (3,015)
Swiss Franc                                                1,976,011           1,985,472             6/15/05              (9,461)
Taiwan Dollar                                              1,446,571           1,414,778             5/18/05              31,793
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ (989,503)
================================================================================================================================



Putnam VT Diversified Income Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $69,851,292)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                         $2,118,905          $2,119,363             4/20/05                $458
British Pound                                              4,730,605           4,736,211             6/15/05               5,606
Canadian Dollar                                           19,468,586          19,371,175             4/20/05             (97,411)
Euro                                                      15,698,176          15,857,281             6/15/05             159,105
Japanese Yen                                               2,128,212           2,133,664             5/18/05               5,452
Norwegian Krone                                            2,476,037           2,497,637             6/15/05              21,600
Swedish Krona                                             17,894,147          18,271,160             6/15/05             377,013
Swiss Franc                                                4,739,121           4,864,801             6/15/05             125,680
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $597,503
================================================================================================================================



Putnam VT Diversified Income Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                     Unrealized
                                                           Number of                              Expiration       appreciation/
                                                           contracts               Value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Euro-Bobl 5 yr (Long)                                             77         $11,265,920              Jun-05             $35,833
Euro-Bund 10 yr (Long)                                            33           5,086,410              Jun-05              38,486
Interest Rate Swap 10 yr (Long)                                   13           1,401,156              Jun-05             (15,104)
Japanese Government Bond-TSE 10yr (Long)                           8          10,429,026              Jun-05             134,729
Japenese Government Bond-Mini 10 yr (Long)                        34           4,432,018              Jun-05              58,055
U.K. Gilt 10 yr (Long)                                            17           3,534,781              Jun-05               8,708
U.S. Treasury Bond 20 yr (Short)                                 620          69,052,500              Jun-05           1,146,235
U.S. Treasury Note 10 yr (Long)                                  972         106,206,188              Jun-05          (1,278,662)
U.S. Treasury Note 5 yr (Short)                                  778          83,318,938              Jun-05             887,692
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,015,972
================================================================================================================================



Putnam VT Diversified Income Fund
TBA sale commitments outstanding at March 31, 2005 (Unaudited)
(proceeds receivable $21,683,164)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA, 6 1/2s, April 1, 2035                                                  $20,300,000             4/13/05         $21,064,420
FNMA, 5 1/2s, April 1, 2035                                                      600,000             4/13/05             600,891
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,665,311
================================================================================================================================



Putnam VT Diversified Income Fund
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                             $13,700,000             3/30/09            $721,726

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375%
and receive quarterly the notional amount multiplied by the
three month USD-LIBOR.                                                         5,900,000             1/26/06              88,639

Agreement with Bank of America, N.A. dated December 2,  2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               5,369,000             12/5/05              10,036

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               1,800,000             1/27/14              63,055

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to pay semi-annually the notional amount
multiplied by 4.945% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       4,835,700              7/9/14             (38,339)

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to receive semi-annually the notional amount
multiplied by 2.931% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       4,287,700              7/9/06             (50,005)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   7,839,000            12/15/13             (34,415)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.955% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   5,900,000             1/26/06              88,810

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 4.3375% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   1,800,000             1/26/14              64,387

Agreement with Merrill Lynch Capital Services, Inc. dated
February 16, 2005 to receive semi-annually the notional amount multiplied by the six month EUR and pay at maturity the
notional amount multiplied by 2.5645%.                                 EUR    36,100,000             2/19/07              12,674

Agreement with Merrill Lynch Capital Services, Inc. dated
September 27, 2002 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually
the notional amount multiplied by 0.399%.                              JPY 2,126,000,000             10/1/07            (102,239)

Agreement with Merrill Lynch Capital Services, Inc. dated
October 27, 2000 to receive semi-annually the notional amount multiplied by 6.74% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                      $5,600,000            10/31/05             237,871
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,062,200
================================================================================================================================



Putnam VT Diversified Income Fund
Credit default contracts outstanding at March 31, 2005 (Unaudited)

                                                                                                                      Unrealized
                                                                                                    Notional       appreciation/
                                                                                                      amount       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. effective March 2, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount.  Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the CDX HY Series 3 Index.                   $2,000,000             $48,287

Agreement with Citigroup effective January 6, 2005, maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount.  Upon a credit default event of a reference entity within the
CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX BB HY Series 3 Index.                                              3,000,000              62,221

Agreement with Deutsche Bank AG effective January 6, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount.  Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series 3
Index.                                                                                             2,000,000              43,894

Agreement with Goldman Sachs effective January 13, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the CDX BB HY Series 3 Index.                 2,000,000              27,952

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          893,630              43,723

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          893,630              23,117

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          446,815              20,415

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          335,111              14,458

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          223,407               7,172

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          111,704               6,988

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          111,704               1,095

Agreement with JP Morgan effective January 14, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the CDX BB HY Series 3 Index.                 2,000,000              23,888

Agreement with JP Morgan effective January 10, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the CDX BB HY Series 3 Index.                 2,000,000              31,649

Agreement with JP Morgan effective January 18, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the CDX BB HY Series 3 Index.                 1,000,000               9,553

Agreement with Lehman Brothers effective January 14, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount.  Upon a credit default event of a reference entity within the CDX HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series 3
Index.                                                                                             1,000,000              10,797

Agreement with Lehman Brothers Finance, S.A. effective March 24, 2005, maturing on
December 20, 2009, to receive quarterly 116 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX
Series 3 Index that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 3 Index.                                                          711,000              (6,737)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $368,472
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $542,257,985.

(b) The aggregate identified cost on a tax basis is $576,992,868, resulting in gross unrealized appreciation and depreciation of $23,454,914 and $22,404,930, respectively, or net unrealized appreciation of $1,049,984.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $1,092,013 or 0.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $4,330,810. The fund received cash collateral of $4,521,242 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $353,378 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $107,444,831 and $105,959,266, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at March 31, 2005 was 0.06% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

FLIRB represents Front Loaded Interest Reduction Bond.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2005.

The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at March 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Portfolio Value)

Brazil                              1.1%
Canada                              2.2
Cayman Islands                      2.0
France                              2.9
Germany                             1.5
Ireland                             0.7
Mexico                              1.0
Russia                              1.1
Sweden                              1.5
United Kingdom                      2.0
United States                      81.2
Other                               2.8
Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




PVT Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (93.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         18,777  Boeing Co. (The)                                                                                     $1,097,703
         32,130  Lockheed Martin Corp.                                                                                 1,961,858
         19,651  Northrop Grumman Corp.                                                                                1,060,761
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,120,322

Automotive (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         22,794  Lear Corp.                                                                                            1,011,142

Banking (11.0%)
--------------------------------------------------------------------------------------------------------------------------------
        131,697  Bank of America Corp.                                                                                 5,807,838
         15,647  Bank of New York Co., Inc. (The)                                                                        454,545
         48,178  State Street Corp.                                                                                    2,106,342
        143,011  U.S. Bancorp                                                                                          4,121,577
         57,215  Wachovia Corp.                                                                                        2,912,816
         35,896  Wells Fargo & Co.                                                                                     2,146,581
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,549,699

Beverage (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         52,670  Coca-Cola Enterprises, Inc.                                                                           1,080,788

Building Materials (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         90,459  Masco Corp.                                                                                           3,136,214

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
          8,090  Liberty Media International, Inc. Class A (NON)                                                         353,857

Capital Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          7,180  Eaton Corp.                                                                                             469,572

Chemicals (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
          3,000  Avery Dennison Corp.                                                                                    185,790
         23,718  Dow Chemical Co. (The)                                                                                1,182,342
         11,013  PPG Industries, Inc.                                                                                    787,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,155,782

Computers (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
        179,986  Hewlett-Packard Co.                                                                                   3,948,893
         21,599  IBM Corp.                                                                                             1,973,717
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,922,610

Conglomerates (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
         61,627  General Electric Co.                                                                                  2,222,270
         43,964  Honeywell International, Inc.                                                                         1,635,900
        108,057  Tyco International, Ltd. (Bermuda)                                                                    3,652,327
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,510,497

Consumer Finance (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         12,158  Capital One Financial Corp.                                                                             909,054
         19,408  Countrywide Financial Corp.                                                                             629,984
         40,480  Providian Financial Corp. (NON)                                                                         694,637
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,233,675

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         18,109  Colgate-Palmolive Co.                                                                                   944,747
         11,110  Energizer Holdings, Inc. (NON)                                                                          664,378
            850  Kimberly-Clark Corp.                                                                                     55,871
          7,780  Procter & Gamble Co. (The)                                                                              412,340
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,077,336

Consumer Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        208,856  Service Corporation Intl.                                                                             1,562,243

Electric Utilities (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         15,191  Dominion Resources, Inc.                                                                              1,130,666
          2,278  DTE Energy Co.                                                                                          103,603
         15,090  Entergy Corp.                                                                                         1,066,259
         28,447  Exelon Corp.                                                                                          1,305,433
          3,210  FirstEnergy Corp.                                                                                       134,660
         44,310  PG&E Corp.                                                                                            1,510,971
          3,789  PPL Corp.                                                                                               204,568
         14,605  Progress Energy, Inc.                                                                                   612,680
         10,658  Public Service Enterprise Group, Inc.                                                                   579,689
          1,007  SCANA Corp.                                                                                              38,488
         10,560  Wisconsin Energy Corp.                                                                                  374,880
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,061,897

Electronics (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          2,300  Freescale Semiconductor, Inc. Class B (NON)                                                              39,675
         37,290  Intel Corp.                                                                                             866,247
         23,680  Motorola, Inc.                                                                                          354,490
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,260,412

Financial (8.1%)
--------------------------------------------------------------------------------------------------------------------------------
        156,506  Citigroup, Inc.                                                                                       7,033,380
         24,391  Fannie Mae                                                                                            1,328,090
         41,414  Freddie Mac                                                                                           2,617,365
         45,189  JPMorgan Chase & Co.                                                                                  1,563,539
          8,710  PMI Group, Inc. (The)                                                                                   331,067
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,873,441

Food (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         17,730  General Mills, Inc.                                                                                     869,955
         25,121  H.J. Heinz Co.                                                                                          925,458
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,795,413

Forest Products and Packaging (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         46,320  Smurfit-Stone Container Corp. (NON)                                                                     716,570
         11,690  Sonoco Products Co.                                                                                     337,257
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,053,827

Gaming & Lottery (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         23,243  Harrah's Entertainment, Inc.                                                                          1,501,033

Health Care Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
          4,810  Cardinal Health, Inc.                                                                                   268,398
         12,860  CIGNA Corp.                                                                                           1,148,398
         19,230  Medco Health Solutions, Inc. (NON)                                                                      953,231
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,370,027

Homebuilding (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         12,033  Lennar Corp.                                                                                            682,030

Household Furniture and Appliances (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         24,011  Whirlpool Corp.                                                                                       1,626,265

Insurance (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
         60,965  ACE, Ltd. (Cayman Islands)                                                                            2,516,026
         23,044  American International Group, Inc.                                                                    1,276,868
         18,876  AON Corp.                                                                                               431,128
         32,971  Axis Capital Holdings, Ltd. (Bermuda)                                                                   891,536
            280  Berkshire Hathaway, Inc. Class B (NON)                                                                  799,680
          6,994  Chubb Corp. (The)                                                                                       554,414
          5,460  Endurance Specialty Holdings, Ltd. (Bermuda)                                                            206,606
          9,568  MetLife, Inc.                                                                                           374,109
          8,984  Montpelier Re Holdings, Ltd. (Bermuda)                                                                  315,788
         32,131  St. Paul Travelers Cos., Inc. (The)                                                                   1,180,172
         22,519  Willis Group Holdings, Ltd. (Bermuda)                                                                   830,276
         16,594  XL Capital, Ltd. Class A (Cayman Islands)                                                             1,200,908
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,577,511

Investment Banking/Brokerage (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         22,860  Lehman Brothers Holdings, Inc.                                                                        2,152,498
         20,164  Merrill Lynch & Co., Inc.                                                                             1,141,282
         49,260  Morgan Stanley                                                                                        2,820,135
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,113,915

Lodging/Tourism (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         56,067  Cendant Corp.                                                                                         1,151,616

Machinery (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          7,054  Parker-Hannifin Corp.                                                                                   429,730

Manufacturing (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         19,892  Dover Corp.                                                                                             751,719
         25,580  Ingersoll-Rand Co. Class A (Bermuda)                                                                  2,037,447
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,789,166

Media (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        105,610  Liberty Media Corp. Class A (NON)                                                                     1,095,176
         20,114  News Corp., Ltd. (The) Class A                                                                          340,329
         25,350  Walt Disney Co. (The)                                                                                   728,306
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,163,811

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          3,800  Baxter International, Inc.                                                                              129,124

Metals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         17,700  Alcoa, Inc.                                                                                             537,903

Natural Gas Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------------
            953  Sempra Energy                                                                                            37,968

Oil & Gas (13.6%)
--------------------------------------------------------------------------------------------------------------------------------
         13,926  Amerada Hess Corp.                                                                                    1,339,820
         26,907  BP PLC ADR (United Kingdom)                                                                           1,678,997
         88,554  ChevronTexaco Corp.                                                                                   5,163,584
        139,610  ExxonMobil Corp.                                                                                      8,320,756
         33,271  Marathon Oil Corp.                                                                                    1,561,075
         36,522  Unocal Corp.                                                                                          2,253,042
         17,373  Valero Energy Corp.                                                                                   1,272,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,590,194

Other (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
          4,300  iShares Russell 1000 Value Index Fund                                                                   282,983

Pharmaceuticals (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         30,301  Abbott Laboratories                                                                                   1,412,633
          2,400  Eli Lilly Co.                                                                                           125,040
         20,620  Johnson & Johnson                                                                                     1,384,839
         27,162  Pfizer, Inc.                                                                                            713,546
          8,566  Wyeth                                                                                                   361,314
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,997,372

Photography/Imaging (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         29,180  Xerox Corp. (NON)                                                                                       442,077

Railroads (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
          8,896  Canadian National Railway Co. (Toronto Exchange) (Canada)                                               563,206
         28,500  Union Pacific Corp.                                                                                   1,986,450
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,549,656

Regional Bells (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         24,501  BellSouth Corp.                                                                                         644,131
         44,771  Verizon Communications, Inc.                                                                          1,589,371
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,233,502

Restaurants (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         62,447  McDonald's Corp.                                                                                      1,944,600

Retail (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
          9,257  AutoZone, Inc. (NON)                                                                                    793,325
         78,366  Office Depot, Inc. (NON)                                                                              1,738,158
         11,519  OfficeMax, Inc.                                                                                         385,887
         67,520  Rite Aid Corp. (NON)                                                                                    267,379
          3,071  Sears Holdings Corp. (NON)                                                                              408,965
         12,033  Supervalu, Inc.                                                                                         401,301
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,995,015

Software (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         52,605  Microsoft Corp.                                                                                       1,271,463
         81,180  Oracle Corp. (NON)                                                                                    1,013,126
         49,577  Siebel Systems, Inc. (NON)                                                                              452,638
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,737,227

Tobacco (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
         67,025  Altria Group, Inc.                                                                                    4,382,765

Toys (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         39,763  Mattel, Inc.                                                                                            848,940

Waste Management (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         19,790  Republic Services, Inc.                                                                                 662,569
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $135,319,920)                                                           $149,005,726
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (3.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          6,700  Amerada Hess Corp. $3.50 cv. pfd.                                                                      $559,450
            810  Baxter International, Inc. $3.50 cv. pfd.                                                                43,538
          4,320  Chubb Corp. (The) $1.75 cv. pfd.                                                                        129,060
          8,940  Conseco, Inc. $1.38 cum. cv. pfd.                                                                       236,910
            154  Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)                                                   163,818
             43  Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.                                                 42,516
         12,040  Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.                                            770,560
          8,180  Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.                                            515,340
          1,400  Huntsman Corp. $2.50 cv. pfd.                                                                            71,400
          6,900  Lehman Brothers Holdings, Inc. $1.563 cv. pfd.                                                          181,988
          4,600  PMI Group, Inc. (The) $1.469 cv. pfd.                                                                   111,550
          2,550  Schering-Plough Corp. $3.00 cv. pfd.                                                                    128,775
            750  State Street Corp. 6.75% cv. pfd.                                                                       148,765
         17,980  Xerox Corp. 6.25% cv. pfd.                                                                            2,346,378
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $5,208,100)                                                $5,450,048
--------------------------------------------------------------------------------------------------------------------------------

Units (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of units                                                                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
            246  Hercules Trust II                                                                                      $196,800
          7,510  ONEOK, Inc.                                                                                             283,202
            850  Sempra Energy                                                                                            28,050
--------------------------------------------------------------------------------------------------------------------------------
                 Total Units  (cost $455,450)                                                                           $508,052
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (3.2%) (a) (cost $5,040,687)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $5,040,687  Putnam Prime Money Market Fund (e)                                                                   $5,040,687
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $146,024,157) (b)                                                          $160,004,513
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $158,922,003.

(b) The aggregate identified cost on a tax basis is $146,268,995, resulting in gross unrealized appreciation and depreciation of $16,896,352 and $3,160,834, respectively, or net unrealized appreciation of $13,735,518.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $23,493 for the period ended
March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $19,374,091 and $19,007,921, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securitites are valued at fair value following procedures approved by the Trustees. Such procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT The George Putnam Fund of Boston
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (unaudited)

Common stocks (59.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Banking (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         72,900  State Street Corp.                                                                                   $3,187,188
        294,300  U.S. Bancorp                                                                                          8,481,726
         77,100  Wells Fargo & Co.                                                                                     4,610,580
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,279,494

Basic Materials (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         55,100  Alcoa, Inc.                                                                                           1,674,489
         50,190  Dow Chemical Co. (The)                                                                                2,501,972
         30,500  PPG Industries, Inc.                                                                                  2,181,360
         76,800  Smurfit-Stone Container Corp. (NON)                                                                   1,188,096
         19,360  Sonoco Products Co.                                                                                     558,536
         28,400  United States Steel Corp.                                                                             1,444,140
         16,400  Vulcan Materials Co.                                                                                    932,012
         28,900  Weyerhaeuser Co.                                                                                      1,979,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,460,255

Capital Goods (3.1%)
--------------------------------------------------------------------------------------------------------------------------------
         38,900  Ball Corp.                                                                                            1,613,572
         51,850  Boeing Co. (The)                                                                                      3,031,151
         43,390  Dover Corp.                                                                                           1,639,708
         12,000  Eaton Corp.                                                                                             784,800
         17,000  Emerson Electric Co.                                                                                  1,103,810
         50,520  Ingersoll-Rand Co. Class A (Bermuda)                                                                  4,023,918
         91,400  Lockheed Martin Corp.                                                                                 5,580,884
         26,220  Northrop Grumman Corp.                                                                                1,415,356
         38,400  Parker-Hannifin Corp.                                                                                 2,339,328
         32,800  Republic Services, Inc.                                                                               1,098,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,630,671

Communication Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         36,400  BellSouth Corp.                                                                                         956,956
         35,800  Comcast Corp. Class A (NON) (S)                                                                       1,209,324
         13,900  Liberty Media International, Inc. Class A (NON)                                                         607,986
         18,600  PanAmSat Holding Corp.                                                                                  316,200
        222,040  Verizon Communications, Inc.                                                                          7,882,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,972,886

Conglomerates (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        231,000  General Electric Co.                                                                                  8,329,860
         61,410  Honeywell International, Inc.                                                                         2,285,066
        262,400  Tyco International, Ltd. (Bermuda)                                                                    8,869,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,484,046

Consumer Cyclicals (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
         26,000  American Axle & Manufacturing Holdings, Inc.                                                            637,000
         22,100  ARAMARK Corp. Class B (S)                                                                               580,788
         16,700  AutoZone, Inc. (NON)                                                                                  1,431,190
         14,800  Best Buy Co., Inc.                                                                                      799,348
         30,800  Brunswick Corp.                                                                                       1,442,980
        206,200  Cendant Corp.                                                                                         4,235,348
         10,400  Cummins, Inc.                                                                                           731,640
         42,800  Gap, Inc. (The)                                                                                         934,752
         24,000  GTECH Holdings Corp.                                                                                    564,720
         27,400  Harrah's Entertainment, Inc. (S)                                                                      1,769,492
         31,600  Lear Corp.                                                                                            1,401,776
         17,400  Lennar Corp. (S)                                                                                        986,232
        168,900  Liberty Media Corp. Class A (NON)                                                                     1,751,493
         36,600  Lowe's Cos., Inc.                                                                                     2,089,494
        196,000  Masco Corp.                                                                                           6,795,320
         57,500  Mattel, Inc.                                                                                          1,227,625
         34,068  News Corp., Ltd. (The) Class A                                                                          576,431
          1,300  NVR, Inc. (NON)                                                                                       1,020,500
        187,500  Office Depot, Inc. (NON)                                                                              4,158,750
         11,000  OfficeMax, Inc.                                                                                         368,500
         16,900  Royal Caribbean Cruises, Ltd. (Liberia)                                                                 755,261
          5,036  Sears Holdings Corp. (NON) (S)                                                                          670,644
         11,900  VF Corp.                                                                                                703,766
         20,100  Viacom, Inc. Class B                                                                                    700,083
         27,800  Wal-Mart Stores, Inc.                                                                                 1,393,058
         75,150  Walt Disney Co. (The)                                                                                 2,159,060
         58,800  Whirlpool Corp. (S)                                                                                   3,982,524
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      43,867,775

Consumer Finance (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         40,130  Capital One Financial Corp.                                                                           3,000,520
        108,400  Countrywide Financial Corp.                                                                           3,518,664
        124,900  Providian Financial Corp. (NON)                                                                       2,143,284
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,662,468

Consumer Staples (5.4%)
--------------------------------------------------------------------------------------------------------------------------------
        199,980  Altria Group, Inc.                                                                                   13,076,692
         15,900  Career Education Corp. (NON)                                                                            544,734
         25,700  Coca-Cola Co. (The)                                                                                   1,070,919
         84,870  Coca-Cola Enterprises, Inc.                                                                           1,741,532
         26,000  Colgate-Palmolive Co.                                                                                 1,356,420
         18,500  Energizer Holdings, Inc. (NON) (S)                                                                    1,106,300
         30,600  Estee Lauder Cos., Inc. (The) Class A                                                                 1,376,388
         47,500  General Mills, Inc.                                                                                   2,334,625
         37,040  H.J. Heinz Co.                                                                                        1,364,554
        171,000  McDonald's Corp.                                                                                      5,324,940
         33,200  Procter & Gamble Co. (The)                                                                            1,759,600
        550,200  Rite Aid Corp. (NON)                                                                                  2,178,792
        294,904  Service Corporation Intl.                                                                             2,205,882
         53,200  Supervalu, Inc.                                                                                       1,774,220
         36,100  Time Warner, Inc. (NON)                                                                                 633,555
         71,200  Tyson Foods, Inc. Class A                                                                             1,187,616
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      39,036,769

Energy (7.5%)
--------------------------------------------------------------------------------------------------------------------------------
         40,500  Amerada Hess Corp.                                                                                    3,896,505
         36,040  BP PLC ADR (United Kingdom)                                                                           2,248,896
        230,500  ChevronTexaco Corp.                                                                                  13,440,455
          7,800  Cooper Cameron Corp. (NON)                                                                              446,238
        398,100  ExxonMobil Corp.                                                                                     23,726,760
        101,800  Marathon Oil Corp.                                                                                    4,776,456
          5,600  Sunoco, Inc.                                                                                            579,712
         53,600  Unocal Corp.                                                                                          3,306,584
         19,100  Valero Energy Corp.                                                                                   1,399,457
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,821,063

Financial (9.7%)
--------------------------------------------------------------------------------------------------------------------------------
        266,630  Bank of America Corp. (SEG)                                                                          11,758,383
         22,470  Bank of New York Co., Inc. (The)                                                                        652,754
        391,400  Citigroup, Inc. (SEG)                                                                                17,589,516
        103,310  Fannie Mae                                                                                            5,625,230
        119,990  Freddie Mac                                                                                           7,583,368
          6,100  Goldman Sachs Group, Inc. (The)                                                                         670,939
         27,100  Hartford Financial Services Group, Inc. (The)                                                         1,857,976
        203,150  JPMorgan Chase & Co.                                                                                  7,028,990
         59,200  Lehman Brothers Holdings, Inc.                                                                        5,574,272
         56,430  Merrill Lynch & Co., Inc.                                                                             3,193,938
         54,900  MetLife, Inc.                                                                                         2,146,590
         14,900  PMI Group, Inc. (The)                                                                                   566,349
         11,997  S&P 500 Index Depositary Receipts (SPDR Trust Series 1) (S)                                           1,415,166
         78,400  Wachovia Corp.                                                                                        3,991,344
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      69,654,815

Health Care (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
         42,800  Abbott Laboratories                                                                                   1,995,336
         34,000  AmerisourceBergen Corp.                                                                               1,947,860
         14,100  Amgen, Inc. (NON)                                                                                       820,761
         14,900  Barr Pharmaceuticals, Inc. (NON)                                                                        727,567
          6,600  Baxter International, Inc.                                                                              224,268
          9,400  Becton, Dickinson and Co.                                                                               549,148
         56,900  Boston Scientific Corp. (NON)                                                                         1,666,601
         39,100  Cardinal Health, Inc.                                                                                 2,181,780
         31,770  CIGNA Corp.                                                                                           2,837,061
         11,800  Eli Lilly Co.                                                                                           614,780
         11,100  Express Scripts, Inc. (NON)                                                                             967,809
        111,680  Johnson & Johnson                                                                                     7,500,429
         30,500  Medco Health Solutions, Inc. (NON)                                                                    1,511,885
         38,700  Medtronic, Inc.                                                                                       1,971,765
         11,000  PacifiCare Health Systems, Inc. (NON)                                                                   626,120
        281,600  Pfizer, Inc.                                                                                          7,397,632
          6,700  Quest Diagnostics, Inc.                                                                                 704,371
         30,800  Wyeth                                                                                                 1,299,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      35,544,317

Insurance (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
        147,550  ACE, Ltd. (Bermuda)                                                                                   6,089,389
         48,900  American International Group, Inc.                                                                    2,709,549
         19,310  AON Corp.                                                                                               441,040
         40,000  Axis Capital Holdings, Ltd. (Bermuda)                                                                 1,081,600
            438  Berkshire Hathaway, Inc. Class B (NON)                                                                1,250,928
         36,800  Chubb Corp. (The)                                                                                     2,917,136
          8,700  Endurance Specialty Holdings, Ltd. (Bermuda)                                                            329,208
         18,300  Lincoln National Corp.                                                                                  826,062
         12,489  Montpelier Re Holdings, Ltd. (Bermuda)                                                                  438,988
         68,800  St. Paul Travelers Cos., Inc. (The)                                                                   2,527,024
         38,200  W.R. Berkley Corp.                                                                                    1,894,720
         28,900  Willis Group Holdings, Ltd. (Bermuda)                                                                 1,065,543
         34,350  XL Capital, Ltd. Class A (Bermuda)                                                                    2,485,910
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,057,097

Investment Banking/Brokerage (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         63,300  Morgan Stanley                                                                                        3,623,925

Technology (6.4%)
--------------------------------------------------------------------------------------------------------------------------------
         62,200  BMC Software, Inc. (NON)                                                                                933,000
        132,300  Cisco Systems, Inc. (NON)                                                                             2,366,847
         27,700  Dell, Inc. (NON)                                                                                      1,064,234
         25,100  Fiserv, Inc. (NON)                                                                                      998,980
         23,153  Freescale Semiconductor, Inc. Class B (NON)                                                             399,389
        438,900  Hewlett-Packard Co.                                                                                   9,629,466
         98,700  IBM Corp.                                                                                             9,019,206
        290,900  Intel Corp.                                                                                           6,757,607
        164,200  Microsoft Corp.                                                                                       3,968,714
        220,600  Motorola, Inc.                                                                                        3,302,382
        246,100  Oracle Corp. (NON)                                                                                    3,071,328
         76,700  Siebel Systems, Inc. (NON)                                                                              700,271
         39,900  Storage Technology Corp. (NON)                                                                        1,228,920
        182,600  Xerox Corp. (NON) (S)                                                                                 2,766,390
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      46,206,734

Transportation (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         20,900  Canadian National Railway Co. (Canada)                                                                1,323,179
         26,200  Norfolk Southern Corp.                                                                                  970,710
         40,700  Union Pacific Corp.                                                                                   2,836,790
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,130,679

Utilities & Power (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
         43,600  Alliant Energy Corp.                                                                                  1,167,608
          6,500  Constellation Energy Group, Inc.                                                                        336,050
         20,690  Dominion Resources, Inc.                                                                              1,539,957
         24,420  Entergy Corp.                                                                                         1,725,517
         56,660  Exelon Corp. (S)                                                                                      2,600,127
          5,500  FirstEnergy Corp.                                                                                       230,725
        125,140  PG&E Corp. (S)                                                                                        4,267,274
         31,200  PPL Corp.                                                                                             1,684,488
         16,800  Progress Energy, Inc.                                                                                   704,760
         15,500  Public Service Enterprise Group, Inc.                                                                   843,045
         31,800  Sempra Energy                                                                                         1,266,912
         18,600  Wisconsin Energy Corp.                                                                                  660,300
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,026,763
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $351,898,727)                                                           $428,459,757
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Mortgage Obligations (21.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Guaranteed Mortgage Obligations (0.0%)
--------------------------------------------------------------------------------------------------------------------------------
        $68,945  Government National Mortgage Association Pass-Through Certificates 7s,
                 June 15, 2031                                                                                           $74,302

U.S. Government Agency Mortgage Obligations (21.1%)
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
      5,126,875  6 1/2s, with due dates from April 1, 2029 to October 1, 2034                                          5,324,891
      3,500,000  6 1/2s, TBA, April 1, 2035                                                                            3,630,430
                 Federal National Mortgage Association Pass-Through Certificates
         39,384  9s, with due dates from January 1, 2027 to July 1, 2032                                                  43,458
         54,192  8s, with due dates from October 1, 2025 to July 1, 2033                                                  58,555
        356,849  7 1/2s, with due dates from September 1, 2022 to July 1, 2033                                           383,259
      9,571,471  7s, with due dates from January 1, 2026 to April 1, 2034                                             10,102,966
        189,771  7s, with due dates from June 1, 2007 to November 1, 2014                                                199,926
      2,000,000  7s, TBA, April 1, 2035                                                                                2,107,188
     27,449,031  6 1/2s, with due dates from April 1, 2024 to January 1, 2035                                         28,521,593
         23,931  6 1/2s, February 1, 2016                                                                                 25,057
      5,000,000  6 1/2s, TBA, April 1, 2035                                                                            5,188,281
         11,377  6s, with due dates from April 1, 2016 to November 1, 2016                                                11,761
     33,972,000  5 1/2s, TBA, April 1, 2035                                                                           34,022,428
        709,808  5s, December 1, 2018                                                                                    711,056
     16,400,000  5s, TBA, June 1, 2035                                                                                15,957,969
     16,400,000  5s, TBA, May 1, 2035                                                                                 15,995,125
     16,800,000  5s, TBA, April 1, 2035                                                                               16,429,876
     10,900,000  5s, TBA, April 1, 2020                                                                               10,887,226
      1,700,000  4 1/2s, TBA, April 1, 2020                                                                            1,662,148
        882,064  4s, with due dates from May 1, 2019 to June 1, 2019                                                     845,507
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     152,108,700
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $152,322,176)                         $152,183,002
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (2.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $6,755,000  U.S. Treasury Bonds 6 1/4s, May 15, 2030                                                             $8,121,832
                 U.S. Treasury Notes
      2,145,000  4 1/4s, August 15, 2013                                                                               2,115,841
      4,217,000  3 1/4s, August 15, 2008                                                                               4,115,528
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $14,165,488)                                                 $14,353,201
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (7.9%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $108,000  Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029                               $111,143
        100,000  Banc of America Commercial Mortgage, Inc. 144A Ser. 01-PB1, Class K,
                 6.15s, 2035                                                                                             102,681
                 Banc of America Large Loan 144A
        135,000  FRN Ser. 02-FL2A, Class L1, 5.746s, 2014                                                                135,228
        154,000  FRB Ser. 05-BOCA, Class L, 4.53s, 2016                                                                  154,247
     11,461,943  Ser. 03-BBA2, Class X1A, IO, 0.746s, 2015                                                                50,529
         30,000  Banc of America Large Loan FRN Ser. 04-BBA4, Class G, 3.51s, 2018                                        30,039
        260,000  Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
                 5.436s, 2033                                                                                            269,312
                 Bayview Commercial Asset Trust 144A
        288,561  FRB Ser. 05-1A, Class A1, 2.95s, 2035                                                                   288,561
      1,185,000  Ser. 05-1A, IO, 0.775s, 2035                                                                             95,031
        962,191  Ser. 04-3, IO, 0.775s, 2035                                                                              74,044
      2,291,083  Ser. 04-2, IO, 0.72s, 2034                                                                              182,571
        151,000  Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F,
                 8.204s, 2032                                                                                            175,531
                 Bear Stearns Commercial Mortgage Securitization Corp. 144A
        130,000  Ser. 04-ESA, Class K, 5.3s, 2016                                                                        129,999
        100,000  Ser. 04-HS2A, Class G, 4.2s, 2016                                                                       100,000
         73,000  Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032                             81,081
                 Chase Commercial Mortgage Securities Corp. 144A
        580,000  Ser. 98-1, Class F, 6.56s, 2030                                                                         612,042
        148,000  Ser. 98-1, Class G, 6.56s, 2030                                                                         155,805
        227,000  Ser. 98-1, Class H, 6.34s, 2030                                                                         192,261
        490,500  Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030                                 507,905
                 Commercial Mortgage Acceptance Corp. 144A
        260,000  Ser. 98-C1, Class F, 6.23s, 2031                                                                        270,614
         91,000  Ser. 98-C2, Class F, 5.44s, 2030                                                                         90,782
                 Commercial Mortgage Pass-Through Certificates 144A
        257,000  Ser. 01-FL4A, Class D, 3.66s, 2013                                                                      254,455
        211,000  FRB Ser. 01-J2A, Class A2F, 3.32s, 2034                                                                 214,004
        216,000  CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035                              229,996
                 CS First Boston Mortgage Securities Corp. 144A
        137,000  FRN Ser. 03-TF2A, Class L, 6.81s, 2014                                                                  136,523
         50,000  FRB Ser. 05-TFLA, Class J, 3.81s, 2020                                                                   50,000
        108,000  FRB Ser. 04-TF2A, Class J, 3.76s, 2016                                                                  108,000
         50,000  FRB Ser. 05-TFLA, Class H, 3.61s, 2020                                                                   50,000
         81,000  FRB Ser. 04-TF2A, Class H, 3.51s, 2019                                                                   81,000
      9,013,000  Ser. 01-CK1, Class AY, IO, 0.787s, 2035                                                                 342,212
                 DLJ Commercial Mortgage Corp.
        292,000  Ser. 00-CF1, Class A1B, 7.62s, 2033                                                                     326,349
        370,000  Ser. 99-CG2, Class B4, 6.1s, 2032                                                                       378,309
        207,000  DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032                                    212,391
        120,000  DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030                                   125,881
                 Fannie Mae
        341,757  Ser. 04-10, Class QC, 17.2s, 2031                                                                       373,875
         38,004  Ser. 02-36, Class SJ, 13s, 2029                                                                          39,471
        303,963  IFB Ser. 03-87, Class SP, 10.863s, 2032                                                                 289,597
        249,638  Ser. 04-T3, Class PT1, 9.952s, 2044                                                                     274,358
         56,596  Ser. 02-T12, Class A4, 9 1/2s, 2042                                                                      61,336
        478,965  Ser. 02-T4, Class A4, 9 1/2s, 2041                                                                      518,248
        118,175  Ser. 02-T6, Class A3, 9 1/2s, 2041                                                                      127,709
        133,880  Ser. 03-W6, Class PT1, 9.371s, 2042                                                                     145,201
        636,294  Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                                     676,029
        148,692  Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                                    157,822
         67,385  Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                                      70,973
        442,937  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                                      470,413
        324,890  Ser. 04-W2, Class 5A, 7 1/2s, 2044                                                                      345,088
        520,413  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                                     552,172
        200,994  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                                     213,080
        713,959  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                     756,907
        907,323  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                                     961,788
        622,282  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                     659,887
        529,131  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                                      560,291
        269,742  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                                     285,681
      1,047,175  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                                    1,109,381
         91,048  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                       96,049
        109,602  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                      116,081
        337,867  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                                     357,349
        153,386  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                      162,265
        631,987  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                                      668,159
        396,656  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                                     419,703
        573,263  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                      605,745
      1,020,524  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                    1,077,395
         65,990  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                       69,698
        157,687  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                                      166,849
         34,361  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                       36,390
        135,030  Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                                                    143,153
        229,333  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                                      242,720
        268,333  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                                      283,287
        725,523  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                                      770,730
        165,453  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                      175,233
        279,240  Ser. 02-97, Class TW, IO, 6 1/2s, 2031                                                                   50,096
      1,092,613  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                                  140,674
      4,248,380  Ser. 350, Class 2, IO, 5 1/2s, 2034                                                                     982,770
        428,269  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                                      99,239
        696,311  Ser. 03-71, Class IE, IO, 5 1/2s, 2033                                                                  149,662
      3,472,838  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                                     816,997
      7,716,211  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                                   1,816,890
      8,998,853  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                                   2,097,987
        952,848  Ser. 331, Class 1, IO, 5 1/2s, 2032                                                                     201,565
      1,030,207  Ser. 03-26, Class OI, IO, 5 1/2s, 2032                                                                  182,312
        606,388  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                                                    43,514
      1,738,901  Ser. 03-118, Class SF, IO, 5 1/4s, 2033                                                                 210,372
         82,343  Ser. 02-36, Class QH, IO, 5.2s, 2029                                                                      2,550
        396,721  Ser. 03-24, Class UI, IO, 5s, 2031                                                                       64,300
        828,776  Ser. 343, Class 25, IO, 4 1/2s, 2018                                                                    133,656
        474,243  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                                     78,691
      1,416,189  Ser. 03-122, Class SJ, IO, 4 1/4s, 2028                                                                 102,668
      1,336,426  IFB Ser. 03-122, Class SA, IO, 4 1/4s, 2028                                                              91,961
        839,000  IFB Ser. 05-29, Class SD, IO, 4.13s, 2035                                                                66,071
      1,400,400  IFB Ser. 05-29, Class SX, IO, 4.08s, 2035                                                               103,061
      1,074,000  Ser. 05-23, Class SG, IO, 3.98s, 2035                                                                    88,605
        598,563  IFB Ser. 05-17, Class ES, IO, 3.9s, 2035                                                                 58,734
        281,668  IFB Ser. 05-17, Class SY, IO, 3.9s, 2035                                                                 26,538
        936,860  IFB Ser. 05-17, Class SA, IO, 3.85s, 2035                                                                82,122
      1,043,558  IFB Ser. 05-17, Class SE, IO, 3.85s, 2035                                                                83,811
      2,090,685  Ser. 03-W12, Class 2, IO, 2.216s, 2043                                                                  102,276
      7,072,024  Ser. 03-W10, Class 1, IO, 1.988s, 2043                                                                  335,921
      1,268,637  Ser. 03-W10, Class 3, IO, 1.957s, 2043                                                                   62,243
      4,981,846  Ser. 03-W8, Class 12, IO, 1.639s, 2042                                                                  192,525
        198,596  Ser. 03-W3, Class 2IO2, IO, 1.561s, 2042                                                                  1,548
      2,299,726  Ser. 03-W6, Class 11, IO, 1.535s, 2042                                                                   18,111
      1,814,287  Ser. 03-W17, Class 12, IO, 1.16s, 2033                                                                   52,202
      7,389,199  Ser. 03-T2, Class 2, IO, 0.961s, 2042                                                                   136,433
      2,814,816  Ser. 03-W8, Class 11, IO, 0.933s, 2042                                                                    5,851
      2,076,749  Ser. 03-W6, Class 21, IO, 0.747s, 2042                                                                    1,926
      2,119,068  Ser. 03-W6, Class 51, IO, 0.678s, 2042                                                                   30,620
        658,278  Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                                                  9,533
      3,770,503  Ser. 01-T12, Class IO, 0.57s, 2041                                                                       43,495
      4,036,383  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                                     38,029
      7,696,468  Ser. 03-W3, Class 1, IO, 0.436s, 2042                                                                    74,476
      2,940,728  Ser. 02-T1, Class IO, IO, 0.424s, 2031                                                                   26,219
      3,025,070  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                                                    24,079
      3,171,253  Ser. 03-W6, Class 23, IO, 0.353s, 2042                                                                   23,539
      2,951,890  Ser. 03-W4, Class 3A, IO, 0.268s, 2042                                                                   23,984
      1,272,623  Ser. 354, Class 1, PO, zero %, 2034                                                                     964,303
      3,332,131  Ser. 352, Class 1, PO, zero %, 2034                                                                   2,531,802
      8,906,223  Ser. 353, Class 1, PO, zero %, 2034                                                                   6,470,617
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
         58,768  Ser. T-42, Class A6, 9 1/2s, 2042                                                                        63,655
      1,100,657  Ser. T-60, Class 1A3, 7 1/2s, 2044                                                                    1,162,569
        291,579  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                       308,580
        851,664  Ser. T-57, Class 1A3, 7 1/2s, 2043                                                                      900,634
        424,236  Ser. T-51, Class 2A, 7 1/2s, 2042                                                                       448,286
        167,400  Ser. T-42, Class A5, 7 1/2s, 2042                                                                       177,238
      3,230,510  Ser. T-56, Class A, IO, 1.182s, 2043                                                                     48,458
      2,316,125  Ser. T-56, Class 3, IO, 0.356s, 2043                                                                     24,551
      2,734,932  Ser. T-56, Class 1, IO, 0.285s, 2043                                                                     21,360
      2,669,445  Ser. T-56, Class 2, IO, 0.037s, 2043                                                                      7,501
      1,033,745  FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027                                      1,144,292
      4,241,153  First Union National Bank-Bank of America Commercial Mortgage 144A
                 Ser. 01-C1, Class 3, IO, 1.745s, 2033                                                                   339,789
                 First Union-Lehman Brothers Commercial Mortgage Trust II
        346,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                                       394,288
        469,597  Ser. 97-C1, Class A3, 7.38s, 2029                                                                       486,008
        177,000  First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G,
                 7s, 2035                                                                                                194,576
                 Freddie Mac
        665,534  IFB Ser. 2763, Class SC, 17.36s, 2032                                                                   729,225
        226,190  Ser. 216, IO, 6s, 2032                                                                                   48,450
        758,401  IFB Ser. 2927, Class SI, IO, 5.69s, 2035                                                                109,863
        747,663  Ser. 226, IO, 5 1/2s, 2034                                                                              178,074
        584,913  Ser. 223, IO, 5 1/2s, 2032                                                                              132,190
        281,442  Ser. 2581, Class IH, IO, 5 1/2s, 2031                                                                    85,531
        141,686  Ser. 2664, Class UD, IO, 5 1/2s, 2028                                                                    31,923
      8,918,359  Ser. 227, IO, 5s, 2034                                                                                2,306,969
        282,868  Ser. 2676, Class IK, IO, 5s, 2020                                                                        53,096
        826,667  Ser. 2828, Class GI, IO, 4.69s, 2034                                                                    102,025
        459,823  IFB Ser. 2869, Class SH, IO, 4.49s, 2034                                                                 40,569
      2,177,537  Ser. 2869, Class JS, IO, 4.44s, 2034                                                                    188,089
        426,259  Ser. 2882, Class SL, IO, 4.39s, 2034                                                                     43,993
        780,897  IFB Ser. 2815, Class PT, IO, 4.24s, 2032                                                                 72,477
        832,598  IFB Ser. 2950, Class SM, IO, 4.05s, 2016                                                                 71,812
        603,243  IFB Ser. 2927, Class ES, IO, 3.89s, 2035                                                                 46,784
      2,376,881  Ser. 2962, Class BS, 3.88s, 2035                                                                        156,354
        217,647  Ser. 2696, PO, zero %, 2033                                                                             140,988
        111,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)                                109,318
        244,569  General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3,
                 5.06s, 2014                                                                                             244,875
                 GMAC Commercial Mortgage Securities, Inc.
        131,000  Ser. 99-C3, Class F, 7.787s, 2036                                                                       138,147
        171,000  Ser. 04-C2, Class A4, 5.301s, 2038                                                                      173,351
        828,000  Ser. 03-C2, Class A2, 5.281s, 2040                                                                      847,600
                 GMAC Commercial Mortgage Securities, Inc. 144A
        201,000  Ser. 99-C3, Class G, 6.974s, 2036                                                                       158,838
         48,308  FRN Ser. 02-FL1A, Class D, 5.521s, 2014                                                                  48,338
                 Government National Mortgage Association
        456,266  Ser. 03-114, Class SP, 11.49s, 2027                                                                     461,289
        612,918  Ser. 05-13, Class PI, IO, 5 1/2s, 2033                                                                  106,496
        538,056  Ser. 05-13, Class MI, IO, 5 1/2s, 2032                                                                   92,059
        977,915  Ser. 04-86, Class SW, IO, 3.9s, 2034                                                                     70,384
      2,391,692  Ser. 05-28, Class SA, IO, 3.35s, 2035                                                                   121,453
         75,000  GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.06s, 2015                              75,094
                 JP Morgan Chase Commercial Mortgage Securities Corp. 144A
      5,432,840  Ser. 04-FL1A, Class X1A, IO, 0.851s, 2019                                                                47,700
      5,138,000  Ser. 05-LDP1, Class X1, IO, 0.039s, 2046                                                                 48,246
                 LB Commercial Conduit Mortgage Trust 144A
         90,000  Ser. 99-C1, Class F, 6.41s, 2031                                                                         92,081
         97,000  Ser. 99-C1, Class G, 6.41s, 2031                                                                         91,558
         84,000  Ser. 98-C4, Class G, 5.6s, 2035                                                                          81,652
        143,000  Ser. 98-C4, Class H, 5.6s, 2035                                                                         131,107
                 Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
        220,000  FRB Ser. 03-LLFA, Class L, 6.55s, 2014                                                                  212,132
        137,000  FRB Ser. 04-LLFA, Class H, 3.76s, 2017                                                                  137,521
        111,392  FRB Ser. 03-C4, Class A, 3.371s, 2015                                                                   111,670
                 Merrill Lynch Mortgage Investors, Inc.
         18,002  Ser. 96-C2, Class A3, 6.96s, 2028                                                                        18,453
         82,000  Ser. 98-C3, Class E, 6.542s, 2030                                                                        89,319
        326,806  Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C2, Class X, IO, 6.41s, 2040                            128,272
                 Morgan Stanley Capital I 144A
        130,000  Ser. 96-C1, Class E, 7.442s, 2028                                                                       133,032
         74,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                                        78,754
        220,000  Ser. 04-RR, Class F5, 6s, 2039                                                                          185,922
        230,000  Ser. 04-RR, Class F6, 6s, 2039                                                                          187,676
     14,758,000  Ser. 05-HQ5, Class X1, IO, 0.047s, 2042                                                                 121,016
         92,485  Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033                                 96,907
                 Morgan Stanley Dean Witter Capital I 144A
         34,887  FRB Ser. 01-XLF, Class D, 4.266s, 2013                                                                   34,887
         49,000  FRB Ser. 01-XLF, Class E, 4.216s, 2013                                                                   49,000
        124,000  Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.106s, 2030                                   131,892
                 PNC Mortgage Acceptance Corp. 144A
        490,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                                       523,663
        146,000  Ser. 00-C1, Class J, 6 5/8s, 2010                                                                       126,792
        127,000  Ser. 00-C2, Class J, 6.22s, 2033                                                                        129,032
                 Pure Mortgages 144A
        343,000  FRB Ser. 04-1A, Class F, 6.132s, 2034 (Ireland)                                                         343,257
        135,000  Ser. 04-1A, Class E, 3.882s, 2034 (Ireland)                                                             135,101
        183,368  Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.421s, 2028                              186,870
        932,588  Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO,
                 1.06s, 2015                                                                                              18,194
        250,000  Starwood Asset Receivables Trust FRN Ser. 02-1A, Class F, 4.005s, 2020                                  250,225
                 STRIPS 144A
        100,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)                                                           85,470
         62,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)                                                           50,257
         41,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)                                                           35,465
         24,196  TIAA Real Estate CDO, Ltd. Ser. 01-C1A, Class A1, 5.77s, 2016 (Cayman
                 Islands)                                                                                                 24,372
        943,000  Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042                             933,902
         30,000  Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G,
                 5.72s, 2014                                                                                              29,306
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $59,858,462)                                       $57,291,359
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (9.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $434,375  Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.19s, 2034                                  $434,375
        932,000  Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005                                                    17,549
         51,837  Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033                                              51,787
        380,289  ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005                                                 5,529
        452,000  ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)                               451,218
        644,000  Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005                                              12,944
        217,000  Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 3.9s, 2013                                  220,873
         58,170  Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028                                             59,261
                 Aegis Asset Backed Securities Trust 144A
         55,736  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                                       55,605
         84,781  Ser. 04-4N, Class Note, 5s, 2034                                                                         84,834
         78,832  Ser. 04-5N, Class Note, 5s, 2034                                                                         78,832
        112,142  Ser. 04-6N, Class Note, 4 3/4s, 2035                                                                    112,002
        483,427  AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.26s, 2029                                             483,427
      1,205,507  American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
                 3.31s, 2012                                                                                           1,205,695
                 American Home Mortgage Investment Trust
     $1,280,000  FRB Ser. 05-1, Class 5A1, 5.001s, 2035                                                                1,286,600
      1,427,000  FRB Ser. 05-1, Class 4A1, 4.992s, 2035                                                                1,435,027
        836,324  FRB Ser. 04-3, Class 2A, 3.59s, 2034                                                                    824,932
        348,904  FRB Ser. 04-3, Class 3A, 3.71s, 2034                                                                    344,516
         36,782  Ameriquest Finance NIM Trust 144A Ser. 04-IAN, Class 1A, 5.437s, 2034                                    36,644
                 Ameriquest Mortgage Securities, Inc.
        573,936  Ser. 03-12, Class S, IO, 5s, 2006                                                                        22,957
        566,652  Ser. 03-6, Class S, IO, 5s, 2033                                                                         11,665
        406,851  Ser. 03-8, Class S, IO, 5s, 2006                                                                         12,816
        144,501  Ameriquest Mortgage Securities, Inc. 144A Ser. 04-RN9, 4.8s, 2034                                       144,501
        410,909  Amortizing Residential Collateral Trust Ser. 02-BC3, Class A, IO, 6s, 2005                                3,685
         10,186  AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033                                          10,211
          1,988  Arc Net Interest Margin Trust Ser. 02-2, Class A, 7 3/4s, 2032                                            1,984
        137,110  Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039                                                  136,317
                 Argent NIM Trust 144A
          7,782  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman Islands)                                                         7,782
         36,499  Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)                                                       36,511
         29,908  Ser. 04-WN4, Class A, 4.459s, 2034 (Cayman Islands)                                                      29,824
         56,130  Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)                                                       56,130
                 Asset Backed Funding Corp. NIM Trust 144A
         10,459  Ser. 03-OPT1, Class Note, 6.9s, 2033                                                                     10,459
         69,635  Ser. 03-WMC1, Class Note, 6.9s, 2033                                                                     69,735
         65,653  Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)                                                     65,201
        118,409  Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)                                                    118,409
        108,806  Ser. 04-AHL1, Class Note, 5.6s, 2033                                                                    108,802
        125,461  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)                                                        125,048
                 Asset Backed Securities Corp. Home Equity Loan Trust
        675,316  Ser. 03-HE5, Class A, IO, 4s, 2033                                                                       19,075
         38,734  FRB Ser. 04-HE1, Class A3, 3.21s, 2034                                                                   38,789
                 Asset Backed Securities Corp. Home Equity Loan Trust FRB
        168,612  Ser. 04-HE9, Class A2, 3.22s, 2034                                                                      168,645
        209,181  Ser. 05-HE1, Class A3, 3.14s, 2035                                                                      209,356
        107,500  Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.55s, 2033                                 107,660
         60,479  Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034                                    60,479
        130,000  Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 3.84s, 2011                                           132,844
                 Bayview Financial Acquisition Trust
      1,141,583  Ser. 03-DA, Class A, IO, 4s, 2006                                                                        20,077
        941,452  Ser. 03-E, Class A, IO, 4s, 2006                                                                         23,248
      3,823,279  Ser. 03-X, Class A, IO, 0.9s, 2006                                                                       66,907
      3,259,029  Ser. 04-A, Class A, IO, 3 1/2s, 2006                                                                    121,823
        683,452  Ser. 04-B, Class A1, 3.17s, 2039                                                                        683,452
      3,416,257  Ser. 04-D, Class A, IO, 3 1/2s, 2007                                                                    143,585
        569,000  FRB Ser. 03-G, Class A1, 3.27s, 2039                                                                    569,000
        387,450  FRN Ser. 03-F, Class A, 3.17s, 2043                                                                     388,955
      2,518,473  Bayview Financial Acquisition Trust 144A Ser. 03-CA, Class A, IO, 4s, 2005                               46,642
        589,954  Bayview Financial Acquisition Trust FRN Ser. 04-D, Class A, 3.06s, 2044                                 589,954
                 Bayview Financial Asset Trust 144A
      8,090,249  Ser. 03-Z, Class AIO1, IO, 0.48s, 2005                                                                   17,718
        157,333  FRB Ser. 03-SSRA, Class A, 3.55s, 2038                                                                  157,726
        157,333  FRB Ser. 03-SSRA, Class M, 4.2s, 2038                                                                   157,726
        354,853  FRB Ser. 04-SSRA, Class A1, 3.45s, 2039                                                                 354,853
                 Bear Stearns Alternate Trust
        589,062  Ser. 04-11, Class 2A2, 4.966s, 2034                                                                     592,354
      1,272,205  Ser. 04-12, Class 2A2, 5.123s, 2035                                                                   1,282,379
        199,932  Ser. 04-9, Class 1A1, 5.124s, 2034                                                                      201,404
      1,300,000  Ser. 05-3, Class 2A1, 5.063s, 2035                                                                    1,309,344
        315,030  Ser. 05-2, Class 2A2A, 4.93s, 2035                                                                      316,556
                 Bear Stearns Asset Backed Securities NIM Trust 144A
        116,734  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)                                                        116,734
        149,434  Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)                                                   149,060
         50,000  Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)                                                        50,000
        146,283  Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)                                                    146,511
         81,722  Ser. 04-HE7N, Class A1, 5 1/4s, 2034 (Cayman Islands)                                                    81,875
         35,008  Ser. 04-HE8N, Class A1, 5s, 2034 (Cayman Islands)                                                        35,008
                 Bear Stearns Asset Backed Securities, Inc.
        698,400  Ser. 03-AC1, Class A, IO, 5s, 2005                                                                       14,369
        953,600  Ser. 03-AC4, Class A, IO, 5s, 2006                                                                       33,118
        159,219  FRB Ser. 03-1, Class A1, 3.35s, 2042                                                                    159,219
        238,000  FRB Ser. 03-3, Class A2, 3.44s, 2043                                                                    238,000
         60,000  Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 5.56s, 2010                            63,450
         82,000  CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011                                                  81,087
                 CARSSX Finance, Ltd. 144A
         77,153  FRB Ser. 04-AA, Class B3, 6.16s, 2011 (Cayman Islands)                                                   78,268
        233,041  FRB Ser. 04-AA, Class B4, 8.31s, 2011 (Cayman Islands)                                                  239,841
        315,000  CDO Repackaging Trust Series 144A FRB Ser. 03-2, Class A, 6.621s, 2008                                  344,138
                 Centex Home Equity
        642,179  Ser. 03-B, Class A, IO, 4.576s, 2006                                                                     26,147
      1,966,250  Ser. 04-C, Class A, IO, 3 1/2s, 2006                                                                     49,498
                 Chase Funding Net Interest Margin 144A
          4,961  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                                     4,961
        137,263  Ser. 04-OPT1, Class Note, 4.458s, 2034                                                                  136,919
                 CHEC NIM Ltd., 144A
         91,399  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)                                                        91,394
         54,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)                                                           53,692
         22,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)                                                           18,920
        130,000  Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 3.74s, 2010                               132,641
                 Conseco Finance Securitizations Corp.
      1,096,000  Ser. 00-4, Class A6, 8.31s, 2032                                                                        946,526
        551,758  Ser. 00-5, Class A4, 7.47s, 2032                                                                        564,497
        217,000  Ser. 00-5, Class A6, 7.96s, 2032                                                                        188,034
        781,000  Ser. 01-04, Class A4, 7.36s, 2033                                                                       783,060
        830,178  Ser. 01-1, Class A4, 6.21s, 2032                                                                        841,346
      1,123,000  Ser. 01-1, Class A5, 6.99s, 2032                                                                      1,049,511
        480,000  Ser. 01-3, Class A4, 6.91s, 2033                                                                        465,714
        192,014  Ser. 01-4, Class B1, 9.4s, 2033                                                                          25,922
      1,119,384  Ser. 02-1, Class A, 6.681s, 2033                                                                      1,146,776
        370,000  Ser. 02-1, Class M2, 9.546s, 2033                                                                       166,500
        733,870  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                                    196,431
        383,000  Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A,
                 4.521s, 2007                                                                                            388,745
                 Countrywide Asset Backed Certificates 144A
          9,175  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                                       9,207
        328,911  Ser. 04-1NIM, Class Note, 6s, 2034                                                                      331,128
        384,429  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                                      386,378
         89,911  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                                   90,107
         60,246  Countrywide Asset-Backed Certificates 144A Ser. 04-11N, Class N, 5 1/4s, 2036                            60,434
                 Countrywide Home Loans
      4,523,491  Ser. 05-2, Class 2X, IO, 1.295s, 2035                                                                   151,254
      2,325,939  Ser. 04-25, Class 2X, PO, 0.983s, 2035                                                                   75,230
                 Countrywide Partnership Trust 144A
        108,941  Ser. 04-14N, 5s, 2036                                                                                   109,399
         61,850  Ser. 04-EC1N, Class N, 5s, 2035                                                                          62,067
        188,000  Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038                                                     193,151
                 CS First Boston Mortgage Securities Corp. 144A
        133,902  Ser. 04-FR1N, Class A, 5s, 2034                                                                         133,902
        540,310  Ser. 05-6N, Class A, 5 1/4s, 2035                                                                       538,494
         93,000  Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 3.39s, 2035                                93,000
         82,987  Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034                                          83,023
        590,000  First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.751s, 2039                                     604,899
        190,911  First Consumers Master Trust FRN Ser. 01-A, Class A, 3.12s, 2008                                        189,360
        865,091  First Franklin Mortgage Loan Asset Backed Certificates Ser. 03-FFB, Class A,
                 IO, 6s, 2005                                                                                              7,757
                 First Franklin Mortgage Loan NIM Trust 144A
         79,551  Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)                                                     79,546
         97,690  Ser. 04-FF7A, Class A, 5s, 2034                                                                          97,905
                 First Franklin NIM Trust 144A
         11,419  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                                      11,375
         32,607  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                                      32,516
         83,650  First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023                                              83,702
        270,000  Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009                                            265,781
        118,687  Fremont  NIM Trust 144A Ser. 04-3, Class A, 4 1/2s, 2034                                                118,486
                 Fremont NIM Trust 144A
         36,970  Ser. 04-3, Class B, 7 1/2s, 2034                                                                         35,673
         64,574  Ser. 04-A, Class Note, 4 3/4s, 2034                                                                      64,335
         47,291  Ser. 04-B, Class Note, 4.703s, 2034                                                                      47,291
        143,076  Ser. 04-D, Class N1, 4 1/2s, 2034                                                                       143,605
        241,480  GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.29s, 2010                            241,480
         84,937  GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 3.7s, 2018                                84,937
                 GEBL 144A
        133,825  Ser. 04-2, Class D, 5s, 2032                                                                            133,905
        133,825  Ser. 04-2, Class C, 3.44s, 2032                                                                         133,905
      1,149,000  GMAC Mortgage Corp. Ser. 04-HE5, Class A, IO, 6s, 2007                                                  111,694
        371,494  GMAC Mortgage Corp. Loan Trust Ser. 05-AR1, Class 1A2, 4.43s, 2035                                      371,146
         50,000  Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A,
                 Class 4, 6.09s, 2015 (Cayman Islands)                                                                    50,688
                 Granite Mortgages PLC
        173,000  Ser. 04-2, Class 1C, 3 3/4s, 2044 (United Kingdom)                                                      173,378
        310,000  FRB Ser. 01-1, Class 1C, 4.07s, 2041 (United Kingdom)                                                   313,488
        194,000  FRB Ser. 04-1, Class 1C, 3.95s, 2044 (United Kingdom)                                                   194,909
                 Granite Mortgages PLC FRB
        160,000  Ser. 02-1, Class 1C, 3.97s, 2042 (United Kingdom)                                                       162,512
        130,000  Ser. 02-2, Class 1C, 3.92s, 2043 (United Kingdom)                                                       132,080
                 Green Tree Financial Corp.
        251,584  Ser. 97-4, Class A7, 7.36s, 2029                                                                        268,566
         65,667  Ser. 97-6, Class A8, 7.07s, 2029                                                                         66,656
        116,792  Ser. 97-6, Class A9, 7.55s, 2029                                                                        123,859
        198,732  Ser. 97-7, Class A8, 6.86s, 2029                                                                        208,668
         32,182  Ser. 99-3, Class A5, 6.16s, 2031                                                                         32,775
        147,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                                       153,156
      1,480,000  Ser. 99-5, Class A5, 7.86s, 2030                                                                      1,301,487
        585,009  Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                                        557,851
        454,000  GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011                                                    446,547
                 GSAMP Trust 144A
          8,308  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                                    8,308
         46,772  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                                   46,716
         42,166  Ser. 04-HE1N, Class N1, 5s, 2034                                                                         42,077
        416,471  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                                    415,930
        197,000  Ser. 04-NIM1, Class N2, zero %, 2034                                                                    144,401
        423,459  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                                     422,824
         53,884  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                                   53,819
        164,000  Ser. 05-NC1, Class N, zero %, 2035                                                                      163,426
        497,277  High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 3.27s, 2036                                  482,358
         92,000  Holmes Financing PLC FRB Ser. 8, Class 2C, 3.38s, 2040 (United Kingdom)                                  92,575
                 Holmes Financing PLC FRB
      1,390,000  Ser. 1, Class 2C, 3.81s, 2040 (United Kingdom)                                                        1,393,058
        110,000  Ser. 4, Class 3C, 3.96s, 2040 (United Kingdom)                                                          111,408
                 Home Equity Asset Trust 144A
         13,322  Ser. 03-5N, Class A, 7 1/2s, 2034                                                                        13,356
         17,413  Ser. 03-6N, Class A, 6 1/2s, 2034                                                                        17,435
         17,887  Ser. 03-7N, Class A, 5 1/4s, 2034                                                                        17,899
         52,327  Ser. 04-1N, Class A, 5s, 2034                                                                            52,327
         93,357  Ser. 04-3N, Class A, 5s, 2034                                                                            93,357
        132,549  Ser. 04-4N, Class A, 5s, 2034                                                                           132,549
        231,265  Ser. 04-5N, Class A, 5 1/4s, 2034                                                                       231,265
        488,000  Ser. 04-7N, Class A, 4 1/2s, 2035                                                                       485,804
         54,000  Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011                                            53,323
        133,428  IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005                                               2,203
                 LNR CDO, Ltd. 144A
        460,000  FRB Ser. 02-1A, Class FFL, 5.6s, 2037 (Cayman Islands)                                                  462,714
        270,000  FRB Ser. 03-1A, Class EFL, 5.85s, 2036 (Cayman Islands)                                                 294,300
                 Long Beach Asset Holdings Corp. NIM Trust 144A
         50,311  Ser. 04-2, Class N1, 4.94s, 2034                                                                         50,311
        158,858  Ser. 04-5, Class Note, 5s, 2034                                                                         159,207
        447,754  Ser. 05-1, Class N1, 4.115s, 2035                                                                       447,754
                 Long Beach Mortgage Loan Trust
         70,769  Ser. 03-2, Class S1, IO, 4 1/4s, 2005                                                                       665
      1,297,154  Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                                                    12,373
      2,784,236  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                                   140,882
      1,392,116  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                                    70,441
                 Madison Avenue Manufactured Housing Contract
     16,760,134  Ser. 02-A IO, 0.3s, 2032                                                                                188,552
        338,443  FRB Ser. 02-A, Class B1, 6.1s, 2032                                                                     162,453
        232,854  Marriott Vacation Club Owner Trust 144A FRB Ser. 02-1A, Class A1, 3.55s, 2024                           234,915
                 Master Asset Backed Securities NIM Trust 144A
         39,228  Ser. 04-CI3, Class N1, 4.45s, 2034                                                                       39,228
        215,722  Ser. 04-CI5, Class N1, 4.946s, 2034                                                                     216,088
         70,413  Ser. 04-HE1A, Class Note, 5.191s, 2034                                                                   69,990
        347,000  Mastr Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034                                   366,681
        646,737  Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 3.29s, 2027                                            620,868
                 Merrill Lynch Mortgage Investors, Inc.
         55,989  Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)                                                    55,822
         55,000  Ser. 04-WMC3, Class B3, 5s, 2035                                                                         53,281
                 Merrill Lynch Mortgage Investors, Inc. 144A
         27,647  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                                     27,673
         27,590  Ser. 03-WM1N, Class N1, 7s, 2033                                                                         27,659
         30,388  Ser. 04-FM1N, Class N1, 5s, 2035                                                                         30,198
         31,022  Ser. 04-HE1N, Class N1, 5s, 2006                                                                         30,799
        102,383  Ser. 04-HE2N, Class N1, 5s, 2035                                                                        101,743
         61,222  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                                     61,509
         81,858  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                                     81,500
        109,085  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                                    108,506
        265,355  Ser. 05-WM1N, Class N1, 5s, 2035                                                                        263,297
        136,000  Metris Master Trust FRN Ser. 04-2, Class C, 4.2s, 2010                                                  136,861
        323,000  Metris Master Trust 144A FRN Ser. 00-3, Class C, 4.23s, 2009                                            323,656
         69,592  Mid-State Trust Ser. 11, Class B, 8.221s, 2038                                                           70,543
        370,353  MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010                                                   371,094
         12,826  Morgan Stanley ABS Capital I 144A Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                 12,858
        422,714  Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.14s, 2035                                  423,903
         27,000  Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012                                         26,941
                 Morgan Stanley Auto Loan Trust 144A
        108,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                                      107,028
         65,000  Ser. 04-HB2, Class E, 5s, 2012                                                                           62,339
                 Morgan Stanley Dean Witter Capital I
         55,833  FRN Ser. 01-NC3, Class B1, 5.3s, 2031                                                                    55,601
         75,270  FRN Ser. 01-NC4, Class B1, 5.35s, 2032                                                                   74,674
        138,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 3.284s, 2015                                         138,524
        187,000  New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033                                    182,653
                 New Century Mortgage Corp. NIM Trust 144A
          9,700  Ser. 03-5, Class Note, 8s, 2033                                                                           9,735
         22,406  Ser. 03-B, Class Note, 6 1/2s, 2033                                                                      22,455
         67,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6.05s, 2038                                             68,005
        102,769  Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.805s, 2035                                        112,082
        105,323  Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, IO, 10.118s, 2034                              114,078
                 Novastar NIM Trust 144A
         30,111  Ser. 04-N1, Class Note, 4.458s, 2034                                                                     30,111
        171,253  Ser. 04-N2, Class Note, 4.458s, 2034                                                                    171,253
                 Oakwood Mortgage Investors, Inc.
        302,940  Ser. 00-A, Class A3, 7.945s, 2022                                                                       262,180
        711,122  Ser. 02-C, Class A1, 5.41s, 2032                                                                        618,818
        111,667  Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030                                  104,033
         79,000  Oceanstar 144A FRB Ser. 04, Class D, 5.09s, 2018                                                         79,000
                 Option One Mortgage Securities Corp. NIM Trust 144A
         12,359  Ser. 03-5, Class Note, 6.9s, 2033                                                                        12,421
        249,164  Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)                                                     249,164
        317,537  Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005                                  2,716
         55,000  Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017                                             53,178
                 Park Place Securities NIM Trust 144A
         42,871  Ser. 04-MCWN1, Class A, 4.458s, 2034                                                                     42,924
         95,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                                                      95,000
        243,620  Ser. 04-WHQ2, Class A, 4s, 2035                                                                         243,255
                 Pass-Through Amortizing Credit Card Trust
         18,671  Ser. 02-1A, Class A3FL, 5.83s, 2012                                                                      18,692
         29,591  Ser. 02-1A, Class A4FL, 8.33s, 2012                                                                      29,654
                 People's Choice Net Interest Margin Note 144A
        250,036  Ser. 04-2, Class A, 5s, 2034                                                                            250,598
         50,000  Ser. 04-2, Class B, 5s, 2034                                                                             45,300
                 Permanent Financing PLC FRB
        110,000  Ser. 1, Class 3C, 4.17s, 2042 (United Kingdom)                                                          111,056
        160,000  Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)                                                          162,176
                 Pillar Funding PLC 144A
        275,000  FRB Ser. 04-1A, Class C1, 4.01s, 2011 (United Kingdom)                                                  276,544
        109,000  FRB Ser. 04-2A, Class C, 3.89s, 2011 (United Kingdom)                                                   109,109
                 Providian Gateway Master Trust 144A
        120,000  Ser. 04-DA, Class D, 4.4s, 2011                                                                         116,981
        147,000  FRB Ser. 04-AA, Class D, 4.66s, 2011                                                                    150,234
        270,000  FRN Ser. 04-BA, Class D, 4.21s, 2010                                                                    272,053
        100,000  FRN Ser. 04-EA, Class D, 3.74s, 2011                                                                    100,025
                 Renaissance Home Equity Loan Trust
        299,321  Ser. 03-2, Class A, IO, 3s, 2005                                                                          3,735
        273,091  Ser. 03-4, Class S, IO, 3s, 2006                                                                          4,747
                 Renaissance NIM Trust 144A
         86,489  Ser. 04-A, Class Note, 4.45s, 2034                                                                       86,489
        136,000  Ser. 05-1, Class N, 4.7s, 2035                                                                          136,000
                 Residential Accredit Loans, Inc.
        124,145  Ser. 04-QA5, Class A2, 5.002s, 2034                                                                     124,915
        788,489  Ser. 04-QA6, Class NB1, 5.009s, 2034                                                                    793,291
                 Residential Asset Mortgage Products, Inc.
      1,149,306  Ser. 03-RZ3, Class A, IO, 4 1/2s, 2005                                                                   33,043
      1,260,811  Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006                                                                   31,225
         93,414  Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                1,371
                 Residential Asset Securities Corp. 144A
        199,720  Ser. 04-N10B, Class A1, 5s, 2034                                                                        199,720
        185,123  Ser. 04-NT, Class Note, 5s, 2034                                                                        184,197
         86,647  Ser. 04-NT12, Class Note, 4.7s, 2035                                                                     86,645
        652,000  Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note,
                 4 1/4s, 2035                                                                                            652,000
        840,353  Residential Asset Securitization Trust IFB Ser. 03-A6, Class A5, IO,
                 4.65s, 2033                                                                                              48,320
      1,501,651  Residential Funding Mortgage Securities II Ser. 03-HS1, Class AI, IO,
                 5 1/2s, 2033                                                                                             28,531
                 SAIL Net Interest Margin Notes 144A
         26,872  Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)                                                      27,006
          2,031  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)                                                         2,047
         20,944  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)                                                        20,921
          5,891  Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)                                                          5,889
         15,412  Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)                                                           15,412
         15,603  Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)                                                           15,487
         17,405  Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)                                                           17,317
         48,483  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                                           48,230
         21,500  Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                     21,437
        478,803  Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)                                                         478,995
        396,442  Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)                                                    396,442
        176,164  Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)                                                      176,164
        224,239  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                                          223,903
         60,000  Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)                                                       58,800
         77,117  Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)                                                       77,004
         93,031  Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)                                                       92,902
        128,269  Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)                                                          128,269
         71,220  Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                       70,258
        386,646  Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)                                                      385,292
         61,996  Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)                                                         62,021
         42,870  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)                                                         42,807
        380,964  Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)                                                      379,630
        174,000  Ser. A, Class 05-2A, 4 3/4s, 2035 (Cayman Islands)                                                      174,070
                 Sasco Net Interest Margin Trust 144A
            422  Ser. 03-AM1, Class A, 7 3/4s, 2033 (Cayman Islands)                                                         420
        406,664  Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)                                                    406,664
        391,867  Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)                                                    392,768
                 Sharps SP I, LLC Net Interest Margin Trust 144A
         77,803  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                                      77,803
         36,526  Ser. 03-HE1N, 6.9s, 2033                                                                                 36,708
          4,691  Ser. 03-HS1N, Class N, 7.48s, 2033                                                                        4,703
          7,451  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                                       7,451
          6,852  Ser. 03-TC1N, Class N, 7.45s, 2033                                                                        6,852
         44,187  Ser. 04-4N, Class Note, 6.65s, 2034                                                                      44,244
         48,859  Ser. 04-HE1N, Class Note, 4.94s, 2034                                                                    48,859
         35,167  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                                      35,079
        426,396  Ser. 04-HE4N, Class NA, 3 3/4s, 2034                                                                    425,074
         29,391  Ser. 04-HS1N, Class Note, 5.92s, 2034                                                                    29,391
        204,563  Ser. 04-RM2N, Class NA, 4s, 2035                                                                        203,908
                 Structured Adjustable Rate Mortgage Loan Trust
        280,426  Ser. 04-10, Class 1A1, 4.95s, 2034                                                                      282,986
        380,040  Ser. 04-12, Class 1A2, 5.051s, 2034                                                                     383,551
        523,844  Ser. 04-14, Class 1A, 5.12s, 2034                                                                       529,185
        562,213  Ser. 04-16, Class 1A2, 5.038s, 2034                                                                     567,347
        501,515  Ser. 04-18, Class 1A1, 5.068s, 2034                                                                     505,957
        912,622  Ser. 04-20, Class 1A2, 5.092s, 2035                                                                     920,254
         94,314  Ser. 04-4, Class 1A1, 4.787s, 2034                                                                       94,918
      1,120,640  Ser. 04-6, Class 1A, 4.406s, 2034                                                                     1,122,154
         42,830  Ser. 04-8, Class 1A3, 4.711s, 2034                                                                       42,916
      1,502,304  Ser. 05-1, Class 1A1, 5.16s, 2035                                                                     1,516,670
      1,533,000  Ser. 05-7, Class 1A3, 5.416s, 2035                                                                    1,552,881
      1,507,135  Ser. 05-4, Class 1A1, 5.393s, 2035                                                                    1,526,469
                 Structured Adjustable Rate Mortgage Loan Trust 144A
        381,492  Ser. 04-NP2, Class A, 3.2s, 2034                                                                        381,492
      8,010,790  Ser. 05-9, Class AX, IO, 0.509s, 2035                                                                   240,324
                 Structured Asset Investment Loan Trust
      4,388,130  Ser. 03-BC11, Class A, IO, 6s, 2005                                                                      17,507
        635,572  Ser. 03-BC12, Class A, IO, 6s, 2005                                                                       5,699
      1,901,143  Ser. 03-BC13, Class A, IO, 6s, 2005                                                                      17,048
        798,329  Ser. 03-BC8, Class A, IO, 6s, 2005                                                                       19,020
      3,464,373  Ser. 04-1, Class A, IO, 6s, 2005                                                                         65,423
      3,131,602  Ser. 04-3, Class A, IO, 6s, 2005                                                                         90,107
                 Structured Asset Securities Corp.
        363,002  Ser. 03-26A, Class 2A, 4.581s, 2033                                                                     365,712
        194,559  Ser. 03-40A, Class 1A, 4.951s, 2034                                                                     196,823
        210,108  Ser. 04-8, Class 1A1, 4.711s, 2034                                                                      211,316
                 Structured Asset Securities Corp. 144A
        285,568  FRB Ser. 03-NP2, Class A2, 3.4s, 2032                                                                   285,167
         47,624  FRN Ser. 03-NP3, Class A1, 3.35s, 2033                                                                   47,624
        394,000  Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 3.27s, 2035                                           393,676
        184,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)                               174,359
      1,650,101  Wells Fargo Home Equity Trust Ser. 04-1, Class A, IO, 6s, 2005                                           47,513
                 Wells Fargo Home Equity Trust 144A
         58,913  Ser. 04-1N, Class A, 5s, 2034                                                                            58,702
        258,726  Ser. 04-2, Class N1, 4.45s, 2034                                                                        258,711
        109,000  Ser. 04-2, Class N2, 8s, 2034                                                                           103,550
        392,769  Wells Fargo Mortgage Backed Securities Trust FRB Ser. 04-I, Class 1A1,
                 3.391s, 2035                                                                                            392,156
                 WFS Financial Owner Trust
         56,811  Ser. 04-1, Class D, 3.17s, 2011                                                                          56,473
        123,011  Ser. 04-3, Class D, 4.07s, 2012                                                                         122,027
         54,000  Ser. 04-4, Class D, 3.58s, 2012                                                                          53,376
        177,000  Ser. 05-1, Class D, 4 1/4s, 2012                                                                        175,374
         37,790  Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010                                                    37,455
                 Whole Auto Loan Trust 144A
        184,340  Ser. 03-1, Class D, 6s, 2010                                                                            184,761
        163,000  Ser. 04-1, Class D, 5.6s, 2011                                                                          162,440
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $70,308,635)                                                   $69,463,753
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (5.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
       $120,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                                               $136,133
         65,000  Dow Chemical Co. (The) notes 6s, 2012                                                                    69,287
        200,000  Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009                            192,701
         75,000  Eastman Chemical Co. notes 3 1/4s, 2008                                                                  71,979
         65,000  Falconbridge, Ltd. bonds 5 3/8s, 2015 (Canada)                                                           64,141
         90,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                                                 98,100
        160,000  ICI Wilmington, Inc. company guaranty 5 5/8s, 2013                                                      162,119
         90,000  International Paper Co. notes 5.3s, 2015                                                                 89,723
        120,000  Lubrizol Corp. (The) sr. notes 5 1/2s, 2014                                                             120,175
         77,000  Monsanto Co. notes 4s, 2008                                                                              75,964
         25,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                                      28,793
         90,000  Newmont Mining Corp. notes 5 7/8s, 2035                                                                  88,700
         65,000  Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)                                                 74,561
         50,000  Praxair, Inc. notes 6 3/8s, 2012                                                                         54,103
        150,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                                      183,747
         90,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                                     101,970
        115,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                                     126,309
         35,000  WMC Finance USA company guaranty 6 1/4s, 2033 (Australia)                                                37,443
         60,000  WMC Finance USA company guaranty 5 1/8s, 2013 (Australia)                                                60,111
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,836,059

Capital Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         25,000  Boeing Capital Corp. sr. notes 6.1s, 2011                                                                26,604
         85,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                                      99,224
         30,000  Bunge Ltd. Finance Corp. company guaranty 7.8s, 2012                                                     34,733
        110,000  Bunge Ltd. Finance Corp. company guaranty 4 3/8s, 2008                                                  108,417
         45,000  Bunge Ltd. Finance Corp. notes 5 7/8s, 2013                                                              46,607
         95,000  Litton Industries, Inc. sr. notes 8s, 2009                                                              107,439
        155,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                                                210,022
        115,000  Northrop Grumman Corp. company guaranty 7 1/8s, 2011                                                    128,246
         75,000  Raytheon Co. debs. 7s, 2028                                                                              86,559
         75,000  Raytheon Co. debs. 6 3/4s, 2018                                                                          82,953
         70,000  Raytheon Co. debs. 6s, 2010                                                                              73,853
        130,000  Raytheon Co. notes 8.3s, 2010                                                                           149,261
        100,000  Raytheon Co. notes 4.85s, 2011                                                                           99,797
         75,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                                                 75,858
        155,000  Waste Management, Inc. sr. notes 7 3/8s, 2010                                                           172,739
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,502,312

Communication Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         65,000  Ameritech Capital Funding company guaranty 6 1/4s, 2009                                                  68,360
         50,000  AT&T Wireless Services, Inc. notes 8 1/8s, 2012                                                          58,411
        175,000  AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031                                                     230,879
        215,000  AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                                     244,540
        100,000  Bellsouth Capital Funding notes 7 3/4s, 2010                                                            112,573
         90,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                       84,600
        125,000  Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Netherlands)                              143,760
        195,000  Deutsche Telekom International Finance BV company guaranty
                 8 3/4s, 2030 (Netherlands)                                                                              254,479
        200,000  Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Netherlands)                              200,571
         70,000  France Telecom notes 8 3/4s, 2031 (France)                                                               92,131
        415,000  France Telecom notes 7 3/4s, 2011 (France)                                                              474,858
         75,000  SBC Communications, Inc. notes 5.1s, 2014                                                                73,101
         75,000  SBC Communications, Inc. notes 4 1/8s, 2009                                                              72,947
        150,000  Sprint Capital Corp. company guaranty 7 5/8s, 2011                                                      166,967
        170,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                                        184,121
        530,000  Sprint Capital Corp. company guaranty 6 7/8s, 2028                                                      567,413
         45,000  Sprint Capital Corp. notes 8 3/8s, 2012                                                                  52,591
        215,000  Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg) (S)                                219,237
        130,000  Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)                                    128,435
        165,000  Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)                                   158,248
        110,000  Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)                                        144,966
         50,000  Verizon Global Funding Corp. notes 7 3/4s, 2030                                                          60,430
        190,000  Verizon New England Inc. sr. notes 6 1/2s, 2011                                                         203,415
        405,000  Verizon Pennsylvania Inc. debs. 8.35s, 2030                                                             505,933
         50,000  Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013                                                         47,685
         60,000  Verzon New Jersey, Inc. debs. 8s, 2022                                                                   71,046
        180,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)                                                  229,795
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,851,492

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        190,000  Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)                                      215,682
        200,000  Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)                                  216,716
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         432,398

Consumer Cyclicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        210,000  Cendant Corp. notes 6 1/4s, 2010                                                                        220,617
        160,000  Cendant Corp. sr. notes 7 3/8s, 2013                                                                    180,510
         35,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                              37,629
        150,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                                147,386
        420,000  DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009                                            452,154
        230,000  DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013                                          237,602
        230,000  Ford Motor Co. debs. 9.98s, 2047                                                                        252,733
        170,000  Ford Motor Credit Corp. notes 7 7/8s, 2010                                                              173,074
        455,000  Ford Motor Credit Corp. notes 7 3/4s, 2007                                                              471,120
        135,000  General Motors Acceptance Corp. bonds 8s, 2031                                                          117,564
        155,000  General Motors Acceptance Corp. FRN Ser. MTN, 3.56s, 2007                                               148,519
        130,000  General Motors Acceptance Corp. notes 6 7/8s, 2011                                                      117,629
         55,000  General Motors Corp. notes 7.2s, 2011                                                                    49,652
        115,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                                                 112,983
         65,000  Harrah's Operating Co., Inc. company guaranty 8s, 2011                                                   73,760
        180,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                                                  207,640
        105,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                  103,950
         85,000  Lear Corp. company guaranty Ser. B, 8.11s, 2009                                                          91,986
         90,000  Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                                        94,478
         50,000  May Department Stores Co. (The) notes 5 3/4s, 2014                                                       50,148
         90,000  Nordstrom, Inc. debs. 6.95s, 2028                                                                       101,426
         40,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                    43,100
         60,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                        64,350
        145,000  RadioShack Corp. notes 7 3/8s, 2011                                                                     163,665
         75,000  Ryland Group, Inc. (The) notes 5 3/8s, 2015                                                              72,661
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,786,336

Consumer Staples (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         90,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                                105,729
         50,000  AT&T Broadband Corp. company guaranty 8 3/8s, 2013                                                       59,412
         95,000  Chancellor Media Corp. company guaranty 8s, 2008                                                        102,392
         40,000  Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013                                                39,367
        155,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                                                  177,177
         85,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                                                   93,417
        105,000  Cox Communications, Inc. notes 7 3/4s, 2010                                                             116,619
        285,000  Cox Communications, Inc. 144A notes 5.45s, 2014                                                         277,450
         85,000  Cox Communications, Inc. 144A notes 4 5/8s, 2010                                                         82,595
         75,000  Cox Enterprises, Inc. 144A notes 7 7/8s, 2010                                                            81,583
        105,443  CVS Corp. 144A pass-through certificates 6.117s, 2013                                                   110,920
        210,000  Delhaize America, Inc. company guaranty 8 1/8s, 2011                                                    233,419
        230,000  Diageo PLC company guaranty 8s, 2022 (United Kingdom)                                                   299,112
        145,000  Fred Meyer, Inc. Holding Co. company guaranty 7.45s, 2008                                               155,391
        340,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                           364,428
        285,000  Kraft Foods, Inc. notes 6 1/4s, 2012                                                                    306,382
        145,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                                                    150,453
         60,000  Kroger Co. company guaranty 6 3/4s, 2012                                                                 65,389
        145,000  Miller Brewing Co. 144A notes 5 1/2s, 2013                                                              147,539
        180,000  News America Holdings, Inc. debs. 7 3/4s, 2045                                                          211,432
        195,000  News America, Inc. debs. 7 1/4s, 2018                                                                   218,925
        190,000  TCI Communications, Inc. debs. 9.8s, 2012                                                               238,154
         95,000  TCI Communications, Inc. debs. 8 3/4s, 2015                                                             118,803
        285,000  TCI Communications, Inc. debs. 7 7/8s, 2013                                                             332,445
        110,000  Time Warner Entertainment Co., LP debs. 8 3/8s, 2023                                                    134,780
        110,000  Time Warner, Inc. debs. 9.15s, 2023                                                                     144,606
        460,000  Time Warner, Inc. debs. 9 1/8s, 2013                                                                    568,382
         85,000  Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013                                                 101,216
         90,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                                                    104,388
         70,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                                 83,872
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,225,777

Energy (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         75,000  Buckeye Partners LP notes 5.3s, 2014                                                                     74,281
         70,000  Enbridge Energy Partners LP sr. notes 5.35s, 2014                                                        70,225
         80,000  Forest Oil Corp. sr. notes 8s, 2011                                                                      88,000
        200,000  Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012                                                       200,757
         90,000  Noble Affiliates, Inc. sr. notes 8s, 2027                                                               112,134
        130,000  Ocean Energy, Inc. company guaranty 7 1/4s, 2011                                                        145,306
        155,000  Schlumberger Technology Corp. 144A notes 6 1/2s, 2012                                                   169,524
         75,000  Sunoco, Inc. notes 4 7/8s, 2014                                                                          72,911
         40,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                                  45,820
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         978,958

Financial (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        105,000  Allfirst Financial Inc. sub. notes 7.2s, 2007                                                           111,208
        225,000  American General Corp. notes 7 1/2s, 2010                                                               251,313
         85,000  Associates First Capital Corp. debs. 6.95s, 2018                                                         97,134
        350,000  Associates First Capital Corp. sub. debs. 8.15s, 2009                                                   396,758
        130,000  AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                              147,002
        500,000  Bank of America Corp. sub. notes 7.4s, 2011                                                             563,672
         40,000  Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013                                           38,366
         40,000  Bank One Corp. sub. notes 5 1/4s, 2013                                                                   40,322
        605,000  Bank United Corp. notes Ser. A, 8s, 2009                                                                675,405
        100,000  Barclays Bank PLC 144A FRN 6.86s, 2049 (United Kingdom)                                                 111,956
        100,000  Block Financial  Corp. notes 5 1/8s, 2014                                                                96,162
        293,000  Bosphorus Financial Services Ltd. 144A sec. FRN 4.83s, 2012 (Cayman Islands)                            292,884
         80,000  Capital One Bank notes 6 1/2s, 2013                                                                      85,905
         45,000  Capital One Bank notes Ser. BKNT, 4 7/8s, 2008                                                           45,324
         50,000  Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008                                                         52,975
         70,000  CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)                                            68,596
        250,000  CIT Group, Inc. sr. notes 7 3/4s, 2012 (S)                                                              287,480
         45,000  CIT Group, Inc. sr. notes 5s, 2015                                                                       43,479
        225,000  CIT Group, Inc. sr. notes 5s, 2014 (S)                                                                  221,125
         65,000  Citigroup, Inc. debs. 6 5/8s, 2028                                                                       72,612
        875,000  Citigroup, Inc. sub. notes 6s, 2033                                                                     900,477
         79,000  Citigroup, Inc. sub. notes 5s, 2014                                                                      77,560
         80,000  Colonial Properties Trust notes 6 1/4s, 2014 (R)                                                         84,213
        110,000  Countrywide Capital III company guaranty Ser. B, 8.05s, 2027                                            134,867
        205,000  Countrywide Home Loans, Inc. company guaranty Ser. MTNL, 4s, 2011                                       192,727
        105,000  Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015                                                 101,106
         60,000  Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)                                               58,289
        225,000  Equity One, Inc. company guaranty 3 7/8s, 2009                                                          213,744
        165,000  Executive Risk Capital Trust company guaranty Class B, 8.675s, 2027                                     181,552
        315,000  First Chicago NBD Corp. sub. notes 6 3/8s, 2009                                                         334,149
        135,000  Fleet Capital Trust V bank guaranty FRN 4.04s, 2028                                                     134,172
        270,000  Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)                                           321,732
        185,000  Fund American Cos. Inc. notes 5 7/8s, 2013                                                              187,214
         60,000  General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032                                                69,259
         75,000  General Electric Capital Corp. notes Ser. A, 6s, 2012                                                    79,908
         60,000  General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011                                             64,096
        230,000  Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015                                                      224,552
        195,000  Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013                                                      188,537
         75,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                                   83,771
        130,000  Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010                                      146,008
        105,000  Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)                                    101,049
        180,000  Hospitality Properties Trust notes 6 3/4s, 2013 (R)                                                     193,197
        355,000  Household Finance Corp. notes 8s, 2010                                                                  406,108
        255,000  Household Finance Corp. notes 7s, 2012                                                                  284,255
         50,000  Household Finance Corp. notes 6 3/8s, 2011                                                               54,015
         55,000  HRPT Properties Trust bonds 5 3/4s, 2014 (R)                                                             55,270
         80,000  HRPT Properties Trust notes 6 1/4s, 2016 (R)                                                             84,535
        240,000  HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)                                    289,500
        220,000  HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)                                     208,756
        140,000  HSBC Finance Corp. notes 6 3/4s, 2011                                                                   153,263
        290,000  International Lease Finance Corp. FRN Ser. MTNP, 3.06s, 2010                                            289,915
         80,000  International Lease Finance Corp. notes 4 3/4s, 2012                                                     77,545
        140,000  International Lease Finance Corp. unsub. 4 3/4s, 2009                                                   140,079
         25,000  iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                                         27,811
        160,000  iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                            164,091
         85,000  John Hancock Global Funding II 144A notes 7.9s, 2010                                                     97,057
        185,000  JP Morgan Chase Capital XV notes 5 7/8s, 2035                                                           178,656
        535,000  JPMorgan Chase & Co. sub. notes 5 1/8s, 2014                                                            526,537
         65,000  Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)                                                      64,647
        140,000  Lehman Brothers Holdings, Inc. notes Ser. MTNG, 4.8s, 2014                                              135,029
        550,000  Liberty Mutual Insurance 144A notes 7.697s, 2097                                                        586,265
         70,000  Loews Corp. notes 5 1/4s, 2016                                                                           68,292
         60,000  Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009                                                     59,714
         80,000  MetLife, Inc. sr. notes 6 1/8s, 2011                                                                     85,248
        105,000  Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011                                                 114,442
        185,000  National City Bank bonds 4 5/8s, 2013                                                                   179,981
         90,000  National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011                                                    96,814
         50,000  Nationwide Financial Services, Inc. notes 5 5/8s, 2015                                                   50,353
         60,000  Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031                                                  74,826
        395,000  NB Capital Trust IV company guaranty 8 1/4s, 2027                                                       437,372
         85,000  OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033                                                  93,193
        170,000  PNC Funding Corp. bonds 5 1/4s, 2015                                                                    168,627
        140,000  Popular North America, Inc. sub. notes 3 7/8s, 2008                                                     137,635
        155,000  Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013                                            157,608
         90,000  Protective Life Corp. notes 4.3s, 2013                                                                   84,807
        170,000  Prudential Holdings LLC 144A bonds 8.695s, 2023                                                         215,132
        235,000  Prudential Insurance Co. 144A notes 8.3s, 2025                                                          305,556
        100,000  Rabobank Capital Funding II 144A bonds 5.26s, 2049                                                      100,446
        100,000  Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049                                          99,041
         50,000  Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)                                       61,431
         85,000  Simon Property Group LP notes 5 5/8s, 2014 (R)                                                           85,393
        115,000  State Street Capital Trust II notes FRN 3.294s, 2008                                                    115,384
        245,000  Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049                                        268,616
        135,000  Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)                                            130,564
        310,000  UBS AG/Jersey Branch FRN 4.065s, 2008 (United Kingdom)                                                  327,050
        160,000  UBS Preferred Funding Trust I company guaranty 8.622s, 2049                                             188,728
        240,000  Wachovia Corp. sub. notes 5 1/4s, 2014 (S)                                                              240,683
        140,000  Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049                                              144,334
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,686,461

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        295,000  American Home Products Corp. notes 6.95s, 2011                                                          323,513
         85,000  Bayer Corp. 144A FRB 6.2s, 2008                                                                          88,601
         45,000  HCA, Inc. notes 6.91s, 2005                                                                              45,281
         60,000  HCA, Inc. sr. notes 6.95s, 2012                                                                          62,277
         60,000  Hospira, Inc. notes 5.9s, 2014                                                                           62,455
         70,000  WellPoint, Inc. 144A notes 5s, 2014                                                                      68,678
         70,000  WellPoint, Inc. 144A notes 4 1/4s, 2009                                                                  68,337
         60,000  Wyeth notes 5 1/2s, 2014                                                                                 61,001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         780,143

Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        130,000  Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014                                     127,852
         65,000  Fiserv, Inc. notes 4s, 2008                                                                              64,051
         40,000  Motorola, Inc. notes 7 5/8s, 2010                                                                        44,946
        125,000  Motorola, Inc. notes 4.608s, 2007                                                                       125,326
         85,000  SunGard Data Systems, Inc. bonds 4 7/8s, 2014                                                            68,511
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         430,686

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          4,055  Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018                               4,005
         87,025  Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017                            82,674
        180,000  Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008                             176,956
        115,000  CSX Corp. notes 6 3/4s, 2011                                                                            125,501
         50,000  CSX Corp. notes 6 1/4s, 2008                                                                             52,618
        150,000  Norfolk Southern Corp. notes 7.05s, 2037                                                                175,527
        150,000  Norfolk Southern Corp. sr. notes 6 3/4s, 2011                                                           164,407
         25,182  Northwest Airlines Corp. pass-through certificates Ser. 99-2A, 7.575s, 2019                              25,461
        150,000  Union Pacific Corp. notes 7 3/8s, 2009                                                                  164,371
         60,000  Union Pacific Corp. notes 6 5/8s, 2008                                                                   63,416
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,034,936

Utilities & Power (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         50,000  AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013                                                     51,000
        135,000  AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013                                                      137,626
        110,000  Atmos Energy Corp. notes 4.95s, 2014 (S)                                                                105,984
         75,000  Carolina Power & Light Co. 1st mtge. 6 1/8s, 2033                                                        78,956
         75,000  Carolina Power & Light Co. 1st. mtge. 5.7s, 2035                                                         74,583
        140,000  CenterPoint Energy Resources Corp. notes 7 3/4s, 2011                                                   158,761
        160,000  Cleveland Electric Illuminating Co. (The) sr. notes 5.65s, 2013                                         162,777
         70,000  Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017                             83,938
         70,000  Consolidated Natural Gas Co. sr. notes 5s, 2014                                                          68,445
        130,000  Consumers Energy Co. 1st mtge. 5.65s, 2020                                                              129,396
        250,000  Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013                                                     251,761
        105,000  Dayton Power & Light Co. (The) 144A 1st mtge. 5 1/8s, 2013                                              105,915
         70,000  Detroit Edison Co. 144A 1st mtge. 5.45s, 2035                                                            67,634
        120,000  Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005                                                       120,903
         15,000  FirstEnergy Corp. notes Ser. B, 6.45s, 2011                                                              15,826
        200,000  FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031                                                            226,540
        115,000  Florida Power & Light Co. 1st mtge. 5.95s, 2033                                                         122,991
         50,000  Florida Power & Light Co. 1st mtge. 5 5/8s, 2034                                                         51,149
         60,000  Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013                                                     63,156
         85,000  Kinder Morgan, Inc. notes 5.15s, 2015                                                                    82,814
        205,000  Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                              222,668
        120,000  MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007                                                  120,427
         20,000  MidAmerican Energy Holdings Co. sr. notes 3 1/2s, 2008                                                   19,292
        235,000  Monongahela Power Co. 1st mtge. 5s, 2006                                                                236,407
         55,000  National Fuel Gas Co. notes 5 1/4s, 2013                                                                 54,944
         75,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                      84,188
         80,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                    78,000
        170,000  NiSource Finance Corp. company guaranty 7 7/8s, 2010                                                    193,864
        245,000  Northern States Power Co. 1st mtge. Ser. B, 8s, 2012                                                    291,732
         20,000  Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033                                                      23,769
         20,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2015                                                      21,549
        245,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012                                                     262,650
        165,000  Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034                                                        169,199
         65,000  Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014                                                          63,399
         45,000  Pacific Gas & Electric Co. 1st. mtge. 4.2s, 2011                                                         43,631
        110,000  PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013                                                           113,403
        100,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                                                 102,316
         40,000  Potomac Edison Co. 144A 1st mtge. 5.35s, 2014                                                            39,713
        150,938  Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)                                            155,301
         75,000  PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007                                         81,464
         60,000  Public Service Company of New Mexico sr. notes 4.4s, 2008                                                59,552
        120,000  Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008                                            126,627
         60,000  Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009                                           64,798
        100,000  Rochester Gas & Electric notes 6 3/8s, 2033                                                             108,755
         90,000  Southern California Edison Co. 1st mtge. 6s, 2034                                                        93,449
        125,000  Southern California Edison Co. 1st mtge. 5s, 2014                                                       123,888
         55,000  Southern California Edison Co. 1st. mtge. 5s, 2016                                                       53,937
         70,000  Tampa Electric Co. notes 6 7/8s, 2012                                                                    77,637
         45,000  TGT Pipeline Co. 144A notes 5 1/2s, 2017                                                                 44,763
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,291,477
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $41,312,744)                                                 $41,837,035
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
         14,300  Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.                                           $915,200
         13,600  Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.                                            856,800
         22,200  Xerox Corp. 6.25% cv. pfd.                                                                            2,897,100
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $3,907,483)                                                $4,669,100
--------------------------------------------------------------------------------------------------------------------------------

Municipal bonds and notes (0.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
       $140,000  IL State G.O. Bonds, 5.1s, 6/1/33                                               AA                     $133,601
        120,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16                   Aaa                     113,366
        145,000  OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27                           Aa3                     155,902
--------------------------------------------------------------------------------------------------------------------------------
                 Total Municipal bonds and notes  (cost $405,000)                                                       $402,869
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (9.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $12,577,077  Short-term investments held as collateral for loaned securities with yields ranging from 2.7% to 3.03% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                     $12,559,035
     55,681,206  Putnam Money Market Fund (e)                                                                         55,681,206
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $68,240,241)                                                    $68,240,241
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $762,418,956)(b)                                                           $836,900,317
================================================================================================================================



Putnam VT The George Putnam Fund of Boston
Forward currency contracts to buy at March 31, 2005
 (unaudited)

                                                                               Aggregate            Delivery          Unrealized
                                                               Value          face value                date        depreciation
--------------------------------------------------------------------------------------------------------------------------------
Euro                                                        $239,553            $241,559             6/15/05             $(2,006)
================================================================================================================================



Putnam VT The George Putnam Fund of Boston
Futures contracts outstanding at March 31, 2005
(unaudited)
                                                                                                                    Unrealized
                                                                              Number of                           appreciation/
                                                                              contracts               Value       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long)                                                      233         $24,952,844             $42,159
U.S. Treasury Note 5 yr (Short)                                                     215          23,025,156             250,510
CBT Interest Rate Swap 10 yr (Long)                                                 150          16,167,188            (162,141)
U.S. Treasury Bond (Long)                                                           121          13,476,375            (201,127)
U.S. Treasury Note 10 yr (Short)                                                    118          12,893,344              49,982
Euro 90 day (Long)                                                                    5           1,206,063              (4,744)
Euro 90 day (Long)                                                                    5           1,200,313              (6,057)
Euro 90 day (Long)                                                                    4             957,650              (5,591)
Euro 90 day (Long)                                                                    2             478,100              (1,258)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(38,267)
================================================================================================================================



Putnam VT The George Putnam Fund of Boston
TBA sale commitments outstanding at March 31, 2005 (unaudited)
(proceeds receivable $58,549,083)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA, 6 1/2s, April 1, 2035                                                  $16,300,000             4/13/05         $16,913,796
FNMA, 5 1/2s, April 1, 2035                                                    3,766,000             4/13/05           3,771,590
FNMA, 5s, May 1, 2035                                                         16,400,000             5/12/05          15,995,125
FNMA, 5s, April 1, 2035                                                       16,400,000             4/13/05          16,038,688
FNMA, 5s, April 1, 2020                                                        6,100,000             4/18/05           6,092,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $58,812,050
================================================================================================================================



Putnam VT The George Putnam Fund of Boston - Fund  2IS
Interest rate swap contracts outstanding at March 31, 2005
(unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                             $14,400,000             1/14/10             $45,153

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              14,400,000              4/6/10            (176,149)

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              13,480,000            12/22/09             105,131

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               4,247,000             1/28/24              91,677

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR                                                                3,900,000             3/30/09             175,751

Agreement with Bank of America, N.A. dated December 2,  2003 to receive semi-annually the notional amount multiplied by 2.444%
and pay quarterly the notional amount multiplied by the three
month USD LIBOR.                                                               3,306,000             12/5/05              (6,066)

Agreement with Bank of America N.A. dated December 12, 2003 to pay semi-annually the notional amount multiptied by 2.1125% and receive quarterly the notional amount multiplied by three month
USD-LIBOR.                                                                       154,000            12/16/05                 845

Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                                      10,700,000            11/17/09              66,955

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to receive semi-annually the notional amount
multiptied by 2.931% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       2,901,900              7/9/06             (28,165)

Agreement with Credit Suisse First Boston International dated
October 5, 2004 to receive semi-annually the notional amount multiplied by 4.624% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       1,590,000             10/7/14              11,920

Agreement with JP Morgan Chase Bank dated March 3, 2005 to
receive semi-annually the notional amount multiplied by 4.798%
and pay quarterly the notional amount multiplied by the 3 month
USD Libor.                                                                    12,000,000              3/7/15              13,801

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiptied by 4.641% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  12,979,000            12/15/13             108,933

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.999% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   7,659,000             1/26/06             111,620

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.009% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   7,474,000             1/23/06             107,135

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.008% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   7,474,000             1/23/06             109,469

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   6,401,000             12/9/05             (25,559)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 2.007% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   4,015,000             1/26/06              58,212

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.408% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,471,000             1/23/14              43,880

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.419% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,471,000             1/23/14              42,034

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   1,264,000            12/15/13             (17,255)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiptied by 4.579% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                         479,000            12/16/13              (1,845)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiptied by 2.235% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                         302,000            12/15/05               1,268
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $838,745
================================================================================================================================


Putnam VT The George Putnam Fund of Boston - Fund  2IS
Total return swap contracts outstanding at March 31, 2005
(unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination        appreciation
                                                                                  amount                date
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of -5
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities
Index and pay at maturity the  notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor.                                                     $2,400,000             7/31/05              $7,587

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of 25
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the  notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                                        2,400,000             7/31/05               6,411

Agreement with Deutsche Bank AG dated December 29, 2004 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and an accrual of 7 basis points plus the beginning of the period nominal spread of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index and
pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index and an accrual of 7 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA Commercial Mortgage Backed Securities
Index.                                                                         2,253,600              4/1/05              11,819

Agreement with Goldman Sachs Capital Markets, L.P. dated
October 29, 2004 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of 25
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the  notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                                        4,497,569              5/1/05              22,474

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 29, 2004 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and receive monthly the notional
amount multiplied by the appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index plus 8 basis
points.                                                                       25,743,000              7/1/05             136,103

Agreement with Goldman Sachs Capital Markets, L.P. dated
January 1, 2005 to pay on June 6, 2005 the spread change
multiplied by the sum of the notional amount divided by 10,000 and multiplied by the modified adjusted duration as identified on Bloomberg as of January 1, 2005 and receive on June 6, 2005 the notional amount multiplied by the sum of 0.43% plus the
nominal spread of the the Lehman Brothers Commerical MBS Index
on May 31, 2005.                                                               2,970,738              6/1/05              18,258
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $202,652
================================================================================================================================


Putnam VT The George Putnam Fund of Boston - Fund  2IS
Credit default contracts outstanding at March 31, 2005
(unaudited)

                                                                                                                      Unrealized
                                                                                                    Notional       appreciation/
                                                                                                      amount       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Deutsche Bank AG effective September 9, 2004, maturing on
September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount.  Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of any CVS senior note.                                             $90,000                $836

Agreement with Lehman Brothers effective January 5, 2005, maturing on
March 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly
105 basis points times the notional amount.  Upon a credit default event of a reference entity within the IG CDX HVOL Series 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG CDX HVOL Series 3
Index.                                                                                             3,000,000              37,793

Agreement with Lehman Brothers effective January 5, 2005, maturing on
March 20, 2015, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 70 basis points times the notional amount.  Upon a credit default event of a reference entity within the CDX IG Series 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the CDX IG Series 3 Index.                        2,000,000              (1,072)

Agreement with Bank of America effective January 31, 2005, maturing on
March 20, 2010, to receive quarterly 18.5 basis points times the notional amount.
Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of any FNMA senior note.                                                         4,200,000              (1,931)

Agreement with Bank of America effective February 25, 2005, maturing on
March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum.  Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 15, 2011.                                                                                 2,800,000                 116

Agreement with Bank of America, N.A. effective March 31, 2005, maturing on
June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 67 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 5 year Series 4 Index 7-10% tranche.                                                       402,000                   0

Agreement with Bank of America N.A. effective March 31, 2005, maturing on
June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG 5 year
CDX Series 4 Index.                                                                                  402,000                   0

Agreement with Credit Suisse First Boston International effective
February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum.  Upon a credit default event of FNMA,
5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
FNMA, 5.25%, August 1, 2012.                                                                       1,400,000                   9

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          322,074               8,599

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          161,037               7,523

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           80,519               2,650

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           40,259                 417

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           40,259               2,566

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          322,074              16,092

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          120,778               5,322

Agreement with Lehman Brothers effective January 20, 2005, maturing on
March 20, 2015, to pay quarterly 224 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index that the counterparties agree advances within the 7-10 Loss Basket of the Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX Series 3 Index.                                                                 331,000             (28,258)

Agreement with Lehman Brothers Finance, S.A.  effective March 30, 2005, maturing on June 20, 2010, to receive quarterly 63.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX
Series 4 Index that the counterparties agree advances within the 7-10 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index.                                                          402,000              (1,986)

Agreement with Lehman Brothers Finance, S.A. effective March 30, 2005, maturing on
June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG 5 year CDX
Series 4 Index.                                                                                      402,000              (1,661)

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on
April 15, 2010, to receive a premium equal to 2.58% times the notional amount.
Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of the defaulted News Corp. senior note or bond.                      85,000                (373)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $46,642
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $721,498,515.

(b) The aggregate identified cost on a tax basis is $773,726,647, resulting in gross unrealized appreciation and depreciation of $76,397,926 and $13,224,256, respectively, or net unrealized appreciation of $63,173,670.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $12,280,694. The fund received cash collateral of $12,559,035 which is pooled with collateral of other Putnam funds into 28 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $28,724 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $429,944 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $102,218,320 and $115,816,108, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Global Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (63.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Banking (4.3%)
--------------------------------------------------------------------------------------------------------------------------------
         18,986  ABN AMRO Holdings NV (Netherlands)                                                                     $472,406
          3,522  Allied Irish Banks PLC (Ireland)                                                                         73,916
          2,600  Anchor BanCorp Wisconsin, Inc.                                                                           73,086
          5,043  Anglo Irish Bank Corp. PLC (Ireland)                                                                    126,480
         28,272  Australia & New Zealand Banking Group, Ltd. (Australia)                                                 450,810
          7,100  Banca Popolare di Milano Scarl (BPM) (Italy)                                                             68,045
          6,681  Banco Bilbao Vizcaya Argentaria SA (Spain)                                                              109,045
          4,137  Banco Popular Espanol (Spain)                                                                           268,264
         20,653  Banco Santander Central Hispano SA (Spain)                                                              252,014
         14,087  Bank of Ireland (Ireland) (London Stock Exchange)                                                       222,968
          1,523  Bank of Ireland (Ireland) (Dublin Stock Exchange)                                                        24,047
          4,480  Bank of the Ozarks, Inc.                                                                                142,240
         67,880  Barclays PLC (United Kingdom)                                                                           693,846
          9,958  BNP Paribas SA (France)                                                                                 707,194
            512  Canadian Imperial Bank of Commerce (Canada)                                                              31,052
          1,400  Capitol Bancorp, Ltd.                                                                                    42,350
          4,050  City Holding Co.                                                                                        119,617
         20,450  Colonial Bancgroup, Inc.                                                                                419,634
          3,400  Comerica, Inc.                                                                                          187,272
          2,724  Commonwealth Bank of Australia (Australia)                                                               73,642
          2,100  Corus Bankshares, Inc.                                                                                  100,149
          2,709  Credit Agricole SA (France)                                                                              73,822
         18,000  DBS Group Holdings, Ltd. (Singapore)                                                                    162,654
          3,598  Depfa Bank PLC (Ireland)                                                                                 57,042
          4,281  Dexia (Belgium)                                                                                         102,084
         21,979  DnB Holdings ASA (Norway)                                                                               225,462
          3,200  Doral Financial Corp. (Puerto Rico)                                                                      70,048
          8,340  FirstFed Financial Corp. (NON)                                                                          425,423
          9,711  Fortis (Belgium)                                                                                        277,754
          3,400  Greater Bay Bancorp                                                                                      82,994
         29,137  HBOS PLC (United Kingdom)                                                                               454,174
          7,890  HDFC Bank, Ltd. (India)                                                                                  98,444
         84,790  HSBC Holdings PLC (United Kingdom)                                                                    1,340,893
          4,360  Hudson United Bancorp                                                                                   153,690
          5,800  International Bancshares Corp.                                                                          201,086
         33,250  IntesaBCI SpA (Italy)                                                                                   169,377
          3,100  Irwin Financial Corp.                                                                                    71,362
            905  KBC Groupe SA (Belgium)                                                                                  76,502
         17,500  KeyCorp                                                                                                 567,875
         24,615  Lloyds TSB Group PLC (United Kingdom)                                                                   222,306
          1,690  MainSource Financial Group, Inc.                                                                         37,146
             63  Mizuho Financial Group, Inc. (Japan)                                                                    298,682
          8,800  Nara Bancorp, Inc.                                                                                      123,640
         10,700  National City Corp.                                                                                     358,450
         15,500  Nordea AB (Sweden) (S)                                                                                  157,395
         16,950  Oriental Financial Group (Puerto Rico)                                                                  396,969
         16,000  Overseas-Chinese Banking Corp. (Singapore)                                                              133,907
         10,560  R&G Financial Corp. Class B (Puerto Rico)                                                               329,155
         12,610  Republic Bancorp, Inc.                                                                                  170,739
          2,215  Republic Bancorp, Inc. Class A                                                                           49,206
         28,613  Royal Bank of Scotland Group PLC (United Kingdom)                                                       910,394
         10,200  Skandinaviska Enskilda Banken AB (Sweden)                                                               194,115
          4,012  Societe Generale (France)                                                                               417,870
          2,200  Southwest Bancorp, Inc.                                                                                  40,590
             31  Sumitomo Mitsui Financial Group, Inc. (Japan)                                                           210,454
          1,100  Taylor Capital Group, Inc.                                                                               35,915
          2,300  Trico Bancshares                                                                                         48,185
         19,168  U.S. Bancorp                                                                                            552,422
             20  UFJ Holdings, Inc. (Japan) (NON)                                                                        105,480
         16,890  UnionBanCal Corp.                                                                                     1,034,513
         18,000  United Overseas Bank, Ltd. (Singapore)                                                                  157,196
         16,745  Wells Fargo & Co.                                                                                     1,001,351
          5,600  West Coast Bancorp                                                                                      133,280
         14,200  Westcorp                                                                                                599,950
         21,401  Westpac Banking Corp. (Australia)                                                                       314,935
         11,600  Wilshire Bancorp, Inc.                                                                                  151,264
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,454,272

Basic Materials (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
          7,591  Acerinox SA (Spain)                                                                                     124,786
         23,543  Aggregate Industries PLC (United Kingdom)                                                                61,052
         24,100  AK Steel Holding Corp. (NON)                                                                            266,546
          2,900  Albany International Corp.                                                                               89,552
         11,111  Arcelor (Luxembourg)                                                                                    254,555
          1,750  Arch Chemicals, Inc.                                                                                     49,823
          6,900  BASF AG (Germany)                                                                                       490,022
         39,044  BHP Billiton PLC (United Kingdom)                                                                       524,503
         41,258  BHP Billiton, Ltd. (Australia)                                                                          570,139
         19,840  BlueScope Steel, Ltd. (Australia)                                                                       133,478
          7,200  Brady Corp.                                                                                             232,920
          3,150  Carpenter Technology Corp.                                                                              187,142
          6,924  Compagnie de Saint Gobain (France)                                                                      422,894
          4,200  Companhia Vale do Rio Doce (CVRD) ADR (Brazil)                                                          132,762
          2,400  Compass Minerals International, Inc.                                                                     61,080
         13,659  CRH PLC (Ireland)                                                                                       358,902
          2,096  DSM NV (Netherlands) (NON)                                                                              148,036
         10,821  Eastman Chemical Co.                                                                                    638,439
         15,849  Georgia Gulf Corp.                                                                                      728,737
          2,700  Grief, Inc. Class A                                                                                     188,136
          1,711  Holcim, Ltd. (Switzerland)                                                                              105,609
         11,900  International Steel Group, Inc. (NON)                                                                   470,050
          2,399  Lafarge SA (France)                                                                                     232,877
         36,200  Louisiana-Pacific Corp.                                                                                 910,068
          4,350  MacDermid, Inc.                                                                                         141,375
         17,000  Mitsubishi Chemical Corp. (Japan)                                                                        54,367
          3,400  NewMarket Corp. (NON)                                                                                    63,240
          9,000  Nippon Shokubai Co., Ltd. (Japan)                                                                        81,635
          5,400  Nucor Corp.                                                                                             310,824
          3,900  Octel Corp.                                                                                              72,267
          4,300  Olympic Steel, Inc. (NON) (S)                                                                            76,884
          3,600  OM Group, Inc. (NON)                                                                                    109,512
          6,645  Orica, Ltd. (Australia)                                                                                  93,779
          4,700  Phelps Dodge Corp.                                                                                      478,131
          8,000  Plum Creek Timber Company, Inc. (R)                                                                     285,600
            400  Pohang Iron & Steel Co., Ltd. (South Korea)                                                              79,181
          2,858  Potlatch Corp.                                                                                          134,526
         11,011  PPG Industries, Inc.                                                                                    787,507
          6,800  Rayonier, Inc. (R)                                                                                      336,804
         22,294  Rinker Group, Ltd. (Australia)                                                                          186,191
          5,100  Silgan Holdings, Inc.                                                                                   331,398
          5,600  Southern Peru Copper Corp. (S)                                                                          310,576
          5,000  Ssab Svenskt Stal AB Class A (Sweden)                                                                   124,624
          1,900  Steel Dynamics, Inc.                                                                                     65,455
             34  Sterling Chemicals, Inc. (NON)                                                                            1,394
         77,200  Terra Industries, Inc. (NON) (S)                                                                        599,072
          3,100  Texas Industries, Inc.                                                                                  166,625
          3,100  Tredegar Corp.                                                                                           52,266
         13,985  United States Steel Corp.                                                                               711,137
         23,400  W.R. Grace & Co. (NON)                                                                                  199,368
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,235,846

Capital Goods (4.0%)
--------------------------------------------------------------------------------------------------------------------------------
         11,555  3M Co.                                                                                                  990,148
          3,935  Actividades de Construccion y Servicios SA  (Spain)                                                      97,668
          8,200  Acuity Brands, Inc.                                                                                     221,400
         11,000  Applied Industrial Technologies, Inc.                                                                   299,200
          8,400  Ball Corp.                                                                                              348,432
         19,800  Boeing Co. (The)                                                                                      1,157,508
          5,971  Bouygues SA (France)                                                                                    237,280
         11,000  Brother Industries, Ltd. (Japan)                                                                        105,947
         12,300  Canon, Inc. (Japan)                                                                                     661,352
          2,100  Daito Trust Construction Co., Ltd. (Japan)                                                               88,367
          2,900  DRS Technologies, Inc. (NON)                                                                            123,250
          4,300  Eagle Materials, Inc.                                                                                   348,042
          6,200  Eaton Corp.                                                                                             405,480
          8,800  Emerson Electric Co.                                                                                    571,384
         10,900  EnPro Industries, Inc. (NON)                                                                            299,750
          6,137  European Aeronautic Defense and Space Co. (Netherlands)                                                 183,904
          2,400  Flowserve Corp. (NON)                                                                                    62,088
          3,000  Franklin Electric Co., Inc.                                                                             113,190
          4,700  Global Imaging Systems, Inc. (NON) (S)                                                                  166,662
          4,000  Heico Corp.                                                                                              80,400
         11,400  Innovative Solutions & Support, Inc. (NON)                                                              361,950
          4,944  Invensys, PLC (United Kingdom) (NON)                                                                      1,448
          5,100  Kennametal, Inc.                                                                                        242,199
          1,220  Kone OYJ Class B (Finland)                                                                               95,076
          3,848  Lincoln Electric Holdings, Inc.                                                                         115,748
            600  Linde AG (Germany)                                                                                       41,301
          4,600  MAN AG (Germany)                                                                                        205,633
          4,500  Middleby Corp.                                                                                          222,300
          2,900  Moog, Inc. (NON)                                                                                        131,080
         24,350  Mueller Industries, Inc.                                                                                685,453
            520  NACCO Industries, Inc. Class A                                                                           53,009
          7,900  Nordson Corp.                                                                                           290,878
         28,800  Perini Corp (NON)                                                                                       397,152
          1,400  Precision Castparts Corp.                                                                               107,814
          9,300  Republic Services, Inc.                                                                                 311,364
         11,200  Rockwell Automation, Inc.                                                                               634,368
          1,900  Scansource, Inc. (NON)                                                                                   98,477
            522  Schindler Holding AG (Switzerland)                                                                      194,063
          6,623  Siemens AG (Germany)                                                                                    523,883
          5,500  SKF AB Class B (Sweden)                                                                                 258,159
          3,000  Standard Register Co. (The)                                                                              37,800
         21,000  Sumitomo Heavy Industries, Ltd. (Japan)                                                                  82,869
         13,531  Taylor Woodrow PLC (United Kingdom)                                                                      78,230
          4,300  Tecumseh Products Co. Class A                                                                           170,323
          6,500  Teledyne Technologies, Inc. (NON)                                                                       203,450
         21,450  Terex Corp. (NON)                                                                                       928,785
          6,900  ThyssenKrupp AG (Germany)                                                                               142,747
         35,529  Tomkins PLC (United Kingdom)                                                                            177,387
          4,450  Toro Co. (The)                                                                                          393,825
          4,000  Toyo Seikan Kaisha, Ltd. (Japan)                                                                         74,472
          9,800  United Defense Industries, Inc.                                                                         719,516
          7,000  United Industrial Corp.                                                                                 207,340
          3,350  URS Corp. (NON)                                                                                          96,313
          2,326  Vinci SA (France)                                                                                       336,117
         21,900  WESCO International, Inc. (NON)                                                                         613,200
          9,973  Wolseley PLC (United Kingdom)                                                                           208,780
          1,500  Woodward Governor Co.                                                                                   107,550
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,111,511

Communication Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
         45,800  AT&T Corp.                                                                                              858,749
         17,404  BellSouth Corp.                                                                                         457,551
            137  Birch Telecom, Inc. (NON) (F)                                                                                 1
          3,800  Brightpoint, Inc. (NON)                                                                                  71,174
         19,024  BT Group PLC (United Kingdom)                                                                            73,865
          9,100  CenturyTel, Inc.                                                                                        298,844
          1,022  China Telecom Corp., Ltd. ADR (China)                                                                    35,606
          6,650  Commonwealth Telephone Enterprises, Inc. (NON)                                                          313,481
          3,200  Deutsche Telekom AG (Germany)                                                                            64,081
         15,200  Deutsche Telekom AG ADR (Germany) (NON) (S)                                                             303,392
         30,990  Earthlink, Inc. (NON)                                                                                   278,910
          5,749  France Telecom SA (France)                                                                              172,576
             21  KDDI Corp. (Japan)                                                                                      104,273
         33,021  Koninklijke (Royal) KPN NV (Netherlands)                                                                296,084
          1,800  KT Corp. ADR (South Korea)                                                                               38,358
          1,400  NII Holdings, Inc. (NON)                                                                                 80,500
             77  Nippon Telegraph & Telephone (NTT) Corp. (Japan)                                                        337,694
          1,500  North Pittsburgh Systems, Inc.                                                                           29,648
         14,600  Novatel Wireless, Inc. (NON)                                                                            156,950
            134  NTT DoCoMo, Inc. (Japan)                                                                                225,547
         10,635  Portugal Telecom SGPS SA (Portugal)                                                                     124,934
         52,700  Premiere Global Services, Inc. (NON)                                                                    596,564
          1,650  Shenandoah Telecom Co.                                                                                   51,150
         34,260  Sprint Corp. (FON Group) (S)                                                                            779,415
              3  Swisscom AG (Switzerland)                                                                                 1,104
          8,400  Talk America Holdings, Inc. (NON)                                                                        54,180
          2,950  TDC A/S (Denmark) (S)                                                                                   124,688
         29,764  Telecom Italia Mobile SpA (Italy)                                                                       199,774
        126,330  Telecom Italia SpA (Italy)                                                                              480,185
         12,425  Telefonica SA (Spain)                                                                                   217,006
         12,800  Telenor ASA (Norway)                                                                                    115,588
         19,000  TeliaSonera AB (Sweden)                                                                                 113,333
             30  USA Mobility, Inc. (NON)                                                                                    972
         43,073  Verizon Communications, Inc.                                                                          1,529,092
        505,713  Vodafone Group PLC (United Kingdom)                                                                   1,342,469
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,927,738

Conglomerates (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          2,500  AMETEK, Inc.                                                                                            100,625
         62,245  General Electric Co.                                                                                  2,244,555
         43,000  Itochu Corp. (Japan)                                                                                    217,131
          1,929  Lagardere SCA (France)                                                                                  146,393
         71,000  Marubeni Corp. (Japan)                                                                                  228,390
         18,000  Mitsubishi Corp. (Japan)                                                                                233,795
         14,000  Sumitomo Corp. (Japan)                                                                                  120,310
         34,000  Swire Pacific, Ltd. (Hong Kong)                                                                         269,198
          1,600  TUI AG (Germany)                                                                                         42,249
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,602,646

Consumer Cyclicals (8.5%)
--------------------------------------------------------------------------------------------------------------------------------
          8,100  4Kids Entertainment, Inc. (NON)                                                                         179,091
          7,600  Aaron Rents, Inc.                                                                                       152,000
          8,300  Abercrombie & Fitch Co. Class A                                                                         475,092
            800  Adidas-Salomon AG (Germany)                                                                             127,413
         15,171  Administaff, Inc.                                                                                       221,497
         11,600  Aeon Co., Ltd. (Japan)                                                                                  196,443
         21,000  Aeropostale, Inc. (NON)                                                                                 687,750
          8,433  American Axle & Manufacturing Holdings, Inc.                                                            206,609
         24,100  American Eagle Outfitters, Inc.                                                                         712,155
         11,200  Ameristar Casinos, Inc.                                                                                 612,416
          2,700  Armor Holdings, Inc. (NON)                                                                              100,143
          3,800  Artic Cat, Inc.                                                                                         102,828
         49,000  Asahi Chemical Industry Co., Ltd. (Japan)                                                               241,930
         15,000  Asahi Glass Co., Ltd. (Japan)                                                                           158,500
            200  Assa Abloy AB Class B (Sweden)                                                                            2,840
          9,900  Autoliv, Inc. (Sweden)                                                                                  471,735
         10,400  Barnes & Noble, Inc. (NON)                                                                              358,696
         15,588  Barratt Developments PLC (United Kingdom)                                                               194,236
          5,800  Bebe Stores, Inc.                                                                                       196,910
         11,400  BJ's Wholesale Club, Inc. (NON)                                                                         354,084
          7,500  Black & Decker Manufacturing Co.                                                                        592,425
         12,100  Bluegreen Corp. (NON)                                                                                   155,485
         15,696  Boral, Ltd. (Australia)                                                                                  74,040
          2,700  Borders Group, Inc.                                                                                      71,874
          7,000  Bridgestone Corp. (Japan)                                                                               129,016
          9,200  Brink's Co. (The)                                                                                       318,320
          1,650  Buckle, Inc. (The)                                                                                       57,602
          5,200  Casey's General Stores, Inc.                                                                             93,444
         14,200  Catalina Marketing Corp. (S)                                                                            367,780
          4,350  Cato Corp. (The) Class A                                                                                140,288
         61,800  Charming Shoppes (NON)                                                                                  502,434
          2,200  Cherokee, Inc.                                                                                           73,656
          3,550  Choice Hotels International, Inc.                                                                       219,923
         32,700  Circuit City Stores-Circuit City Group                                                                  524,835
         16,500  Citadel Broadcasting Corp. (NON)                                                                        226,545
          4,900  Claire's Stores, Inc.                                                                                   112,896
          2,200  Coldwater Creek, Inc. (NON)                                                                              40,656
          1,650  Consolidated Graphics, Inc. (NON)                                                                        86,790
          4,700  Continental AG (Germany)                                                                                364,627
         29,186  CSR, Ltd. (Australia)                                                                                    55,521
         13,100  Cummins, Inc.                                                                                           921,585
         13,000  Dai Nippon Printing Co., Ltd. (Japan)                                                                   212,615
          5,700  DaimlerChrysler AG (Germany) (S)                                                                        256,065
          3,000  Daiwa House Industry Co., Ltd. (Japan)                                                                   34,561
         22,900  Dex Media, Inc.                                                                                         472,885
         23,800  Dillards, Inc. Class A                                                                                  640,220
         14,862  Dixons Group PLC (United Kingdom)                                                                        42,893
          6,400  Electrolux AB Class B (Sweden)                                                                          149,520
         11,175  Gap, Inc. (The)                                                                                         244,062
         76,100  Gemstar-TV Guide International, Inc. (NON)                                                              331,035
          5,900  Genesco, Inc. (NON)                                                                                     167,678
          2,300  Genlyte Group, Inc. (The) (NON)                                                                         206,931
          3,920  Greek Organization of Football Prognostics SA (Greece)                                                  114,514
          9,900  GTECH Holdings Corp.                                                                                    232,947
         11,339  GUS PLC (United Kingdom)                                                                                195,172
         42,017  Hilton Group PLC (United Kingdom)                                                                       238,955
          4,800  Honda Motor Co., Ltd. (Japan)                                                                           241,032
          3,000  HUB Group, Inc. Class A (NON)                                                                           188,010
          1,900  iPayment, Inc. (NON)                                                                                     80,180
          3,500  JC Penney Co., Inc. (Holding Co.)                                                                       181,720
         15,900  John H. Harland Co.                                                                                     546,324
          9,349  Johnston Press PLC (United Kingdom)                                                                      96,269
          2,700  K-Swiss, Inc. Class A                                                                                    89,181
          6,400  Kesko OYJ Class B (Finland) (S)                                                                         164,839
         22,638  Kingfisher Leisure PLC (United Kingdom)                                                                 123,505
          6,700  Lafarge North America, Inc.                                                                             391,615
         22,265  Limited Brands, Inc.                                                                                    541,040
          1,889  LVMH Moet Hennessy Louis Vuitton SA (France)                                                            141,639
          4,500  Mandalay Resort Group                                                                                   317,205
          4,700  Marvel Enterprises, Inc. (NON)                                                                           94,000
          8,400  McGraw-Hill Companies, Inc. (The)                                                                       732,900
         22,685  Mediaset SpA (Italy)                                                                                    327,219
          9,160  Men's Wearhouse, Inc. (The) (NON)                                                                       386,644
          3,200  Metro AG (Germany)                                                                                      172,199
          1,279  Michelin Corp. Class B (France)                                                                          84,266
         26,900  Multimedia Games, Inc. (NON) (S)                                                                        208,744
          2,500  Nautilus Group, Inc.                                                                                     59,400
         12,300  NBTY, Inc. (NON)                                                                                        308,607
          7,918  Next PLC (United Kingdom)                                                                               238,167
            800  Nintendo Co., Ltd. (Japan)                                                                               87,526
         17,000  Nissan Motor Co., Ltd. (Japan)                                                                          174,705
         15,400  Nordstrom, Inc.                                                                                         852,852
         17,170  Nu Skin Enterprises, Inc. Class A                                                                       386,497
            511  NVR, Inc. (NON)                                                                                         401,135
          8,000  Onward Kashiyama Co., Ltd. (Japan)                                                                      118,422
          6,900  Pacific Sunwear of California, Inc. (NON)                                                               193,062
         17,000  Pantry, Inc. (The) (NON)                                                                                526,490
          6,100  Payless ShoeSource, Inc. (NON)                                                                           96,319
          9,300  PDI, Inc. (NON)                                                                                         190,650
         13,043  Persimmon PLC (United Kingdom)                                                                          186,181
          3,438  Peugeot SA (France)                                                                                     219,006
            823  Pinault-Printemps-Redoute SA (France)                                                                    88,233
          6,000  Pioneer Corp. (Japan)                                                                                   108,229
         12,300  Pixar, Inc. (NON)                                                                                     1,199,865
          7,300  Polaris Industries, Inc.                                                                                512,679
            148  Porsche AG (Preference) (Germany)                                                                       107,895
         12,819  Publishing & Broadcasting, Ltd. (Australia)                                                             152,560
         17,200  Reader's Digest Association, Inc. (The) Class A                                                         297,732
          3,821  Renault SA (France)                                                                                     342,115
          2,400  Ryland Group, Inc. (The)                                                                                148,848
            500  SECOM Co., Ltd. (Japan)                                                                                  20,853
            800  Sega Sammy Holdings, Inc. (Japan)                                                                        48,775
         17,900  ServiceMaster Co. (The)                                                                                 241,650
         12,100  Skechers U.S.A., Inc. Class A (NON)                                                                     187,308
             34  Societe Television Francaise I (France)                                                                   1,078
          7,400  Sony Corp. (Japan)                                                                                      295,474
         23,000  Stein Mart, Inc. (NON)                                                                                  517,500
         10,900  Stride Rite Corp.                                                                                       144,970
            908  Swatch Group AG (The) Class B (Switzerland)                                                             125,273
          8,600  Tech Data Corp. (NON)                                                                                   318,716
         28,100  TeleTech Holdings, Inc. (NON)                                                                           363,052
         23,800  Tenneco Automotive, Inc. (NON)                                                                          296,548
          7,300  Timberland Co. (The) Class A (NON)                                                                      517,789
          9,000  Toppan Printing Co., Ltd. (Japan)                                                                        98,803
         22,300  Toyota Motor Corp. (Japan)                                                                              832,027
          3,000  Trans World Entertainment Corp. (NON)                                                                    44,190
          3,800  Unifirst Corp.                                                                                          151,620
         23,567  USG Corp. (NON) (S)                                                                                     781,482
          4,900  Vail Resorts, Inc. (NON)                                                                                123,725
          3,073  Valeo SA (France)                                                                                       137,132
         22,900  Ventiv Health, Inc. (NON)                                                                               526,700
          1,600  Volkswagon AG (Germany) (S)                                                                              76,348
          4,041  VS Holdings, Inc. (NON)                                                                                       4
         18,725  Wal-Mart Stores, Inc.                                                                                   938,310
         20,008  Walt Disney Co. (The)                                                                                   574,830
          2,950  Wolverine World Wide, Inc.                                                                               63,219
        137,663  Woolworths Group PLC (United Kingdom)                                                                   141,105
         18,648  WPP Group PLC (United Kingdom)                                                                          212,282
          3,000  Yamaha Corp. (Japan)                                                                                     43,398
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,352,030

Consumer Finance (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,500  Accredited Home Lenders Holding Co. (NON)                                                               235,495
          2,450  Acom Co., Ltd. (Japan)                                                                                  166,098
          2,175  Aiful Corp. (Japan)                                                                                     174,504
          4,250  CompuCredit Corp. (NON)                                                                                 113,135
          7,384  Countrywide Financial Corp.                                                                             239,685
         18,795  MBNA Corp.                                                                                              461,417
         29,800  Metris Cos., Inc. (NON)                                                                                 345,382
          5,100  Nelnet, Inc. Class A (NON)                                                                              162,333
          3,200  Portfolio Recovery Associates, Inc. (NON)                                                               108,896
          9,650  World Acceptance Corp. (NON)                                                                            246,268
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,253,213

Consumer Staples (6.3%)
--------------------------------------------------------------------------------------------------------------------------------
         12,765  7-Eleven, Inc. (NON)                                                                                    306,615
         23,800  Albertson's, Inc.                                                                                       491,470
          4,962  Altadis SA (Spain) (S)                                                                                  203,438
         20,954  Altria Group, Inc.                                                                                    1,370,182
          5,800  American Greetings Corp. Class A                                                                        147,784
         23,945  Archer Daniels Midland Co.                                                                              588,568
         21,695  BAT Industries PLC (United Kingdom)                                                                     382,442
         17,139  Boots Group PLC (United Kingdom)                                                                        201,904
          4,700  Boston Beer Co., Inc. Class A (NON)                                                                     102,930
         36,000  Cal-Maine Foods, Inc. (S)                                                                               282,960
          1,009  Casino Guichard Perrachon SA (France) (NON)                                                              85,031
         18,450  CEC Entertainment, Inc. (NON)                                                                           675,270
          5,900  Chiquita Brands International, Inc.                                                                     158,002
         31,900  CKE Restaurants, Inc. (NON)                                                                             505,615
         18,600  Clorox Co.                                                                                            1,171,614
          6,400  Coca-Cola West Japan Co., Ltd. (Japan)                                                                  150,814
         26,017  Coles Myer, Ltd. (Australia)                                                                            189,319
          8,100  Costco Wholesale Corp.                                                                                  357,858
         30,500  Darden Restaurants, Inc.                                                                                935,740
         29,700  Del Monte Foods Co. (NON)                                                                               322,245
          1,035  Delhaize Group (Belgium)                                                                                 71,082
          5,400  Deutsche Post AG (Germany)                                                                              131,785
         14,604  Diageo PLC (United Kingdom)                                                                             205,842
          6,925  Energizer Holdings, Inc. (NON)                                                                          414,115
          4,600  Flowers Foods, Inc.                                                                                     129,766
          4,500  Fuji Photo Film Cos., Ltd. (Japan)                                                                      164,952
         15,554  Fyffes PLC (Ireland)                                                                                     45,478
          6,200  General Mills, Inc.                                                                                     304,730
         10,000  Getty Images, Inc. (NON)                                                                                711,100
          7,200  Heidrick & Struggles International, Inc. (NON)                                                          264,744
          4,306  Interbrew SA (Belgium)                                                                                  151,138
          7,000  Interstate Bakeries Corp. (NON)                                                                          41,300
         10,850  Jack in the Box, Inc. (NON)                                                                             402,535
             14  Japan Tobacco, Inc. (Japan)                                                                             155,788
          6,000  KAO Corp. (Japan)                                                                                       138,302
         33,700  Kellogg Co.                                                                                           1,458,199
          8,000  Kikkoman Corp. (Japan)                                                                                   80,419
         14,300  Kimberly-Clark Corp.                                                                                    939,939
          4,610  Koninklijke Ahold NV (Netherlands) (NON)                                                                 38,700
         12,500  Labor Ready, Inc. (NON)                                                                                 233,125
          1,550  Lancaster Colony Corp.                                                                                   65,953
          5,500  Lance, Inc.                                                                                              88,385
          3,000  Lone Star Steakhouse & Saloon, Inc.                                                                      86,715
          6,300  Mannatech, Inc. (S)                                                                                     123,165
         20,800  McDonald's Corp.                                                                                        647,712
            700  Molson Coors Brewing Co. Class B                                                                         54,019
         12,500  Nash Finch Co.                                                                                          474,875
          3,125  Nestle SA (Switzerland)                                                                                 858,221
          4,236  Nutreco Holding NV (Netherlands)                                                                        142,461
          2,942  Orkla ASA (Norway)                                                                                      108,133
         25,600  PepsiAmericas, Inc.                                                                                     580,096
          8,300  Pilgrims Pride Corp.                                                                                    296,476
          9,940  Procter & Gamble Co. (The)                                                                              526,820
          4,900  Ralcorp Holdings, Inc.                                                                                  232,015
          3,600  Rayovac Corp. (NON)                                                                                     149,760
          9,834  Reckitt Benckiser PLC (United Kingdom)                                                                  312,522
         16,514  SABMiller PLC (United Kingdom)                                                                          258,505
         12,800  Safeway, Inc. (NON)                                                                                     237,184
          6,600  Sanderson Farms, Inc.                                                                                   285,186
          1,000  Scotts Co. (The) Class A (NON)                                                                           70,230
          9,000  Smart & Final, Inc. (NON)                                                                               109,440
         29,069  Supervalu, Inc.                                                                                         969,451
          8,000  Swedish Match AB (Sweden)                                                                                98,279
         22,273  Tate & Lyle PLC (United Kingdom)                                                                        223,669
         61,034  Tesco PLC (United Kingdom)                                                                              364,980
         95,990  Time Warner, Inc. (NON)                                                                               1,684,625
          6,000  Toyo Suisan Kaisha, Ltd. (Japan)                                                                         93,978
          6,900  Tupperware Corp.                                                                                        140,484
            961  Unilever NV (Netherlands)                                                                                65,563
          6,803  Unilever PLC (United Kingdom)                                                                            67,224
          7,500  UST, Inc.                                                                                               387,750
          1,200  Weiss Markets, Inc.                                                                                      44,244
          6,027  Whitbread PLC (United Kingdom)                                                                          106,074
         16,769  Woolworths, Ltd. (Australia)                                                                            208,128
          8,980  Yum! Brands, Inc.                                                                                       465,254
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,340,416

Energy (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
         10,767  BG Group PLC (United Kingdom)                                                                            83,661
        131,535  BP PLC (United Kingdom)                                                                               1,363,144
         11,000  Burlington Resources, Inc.                                                                              550,770
         10,300  CAL Dive International, Inc. (NON)                                                                      466,590
          5,000  Chesapeake Energy Corp.                                                                                 109,700
         42,024  ChevronTexaco Corp.                                                                                   2,450,419
        178,000  CNOOC, Ltd. (Hong Kong)                                                                                  95,857
          5,000  Energy Partners, Ltd. (NON)                                                                             129,850
         29,625  ENI SpA (Italy)                                                                                         773,034
         74,840  ExxonMobil Corp.                                                                                      4,460,464
         15,600  Frontier Oil Corp.                                                                                      565,656
         14,950  Giant Industries, Inc. (NON)                                                                            384,215
         12,600  Harvest Natural Resources, Inc. (NON)                                                                   149,814
          3,800  Helmerich & Payne, Inc.                                                                                 150,822
         16,100  Holly Corp.                                                                                             600,047
          2,900  Houston Exploration Co. (NON)                                                                           165,155
          9,510  Marathon Oil Corp.                                                                                      446,209
          7,700  Meridian Resource Corp. (NON)                                                                            39,732
          2,012  Norsk Hydro ASA (Norway)                                                                                166,708
          6,200  Oil States International, Inc. (NON)                                                                    127,410
          8,100  Patina Oil & Gas Corp.                                                                                  324,000
          2,500  Petroleo Brasileiro SA ADR (Brazil)                                                                     110,450
         10,300  Petroleum Development Corp. (NON)                                                                       388,207
          4,300  Remington Oil & Gas Corp. (NON)                                                                         135,536
          6,791  Repsol YPF, SA (Spain)                                                                                  180,205
        164,893  Shell Transport & Trading Co. PLC (United Kingdom)                                                    1,479,857
          1,900  Southwestern Energy Co. (NON)                                                                           107,844
          9,133  Statoil ASA (Norway)                                                                                    156,266
         10,780  Sunoco, Inc.                                                                                          1,115,946
          4,500  Superior Energy Services (NON)                                                                           77,400
         29,100  Tesoro Petroleum Corp. (NON)                                                                          1,077,282
          4,917  Total SA (France)                                                                                     1,153,330
          1,700  Total SA Class B ADR (France)                                                                           199,291
          5,900  Veritas DGC, Inc. (NON)                                                                                 176,764
          2,650  Vintage Petroleum, Inc.                                                                                  83,369
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,045,004

Financial (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
          3,300  Advanta Corp. Class B                                                                                    75,900
         33,000  AMRESCO Creditor Trust (acquired various dates 1/24/00 to 1/26/00,
                 cost $6,253) (RES)(NON)(R)(F)                                                                                33
          4,100  Archipelago Holdings, Inc. (NON)                                                                         72,570
         40,988  Bank of America Corp. (SEG)                                                                           1,807,571
          9,200  CharterMac                                                                                              197,800
          2,300  Chicago Mercantile Exchange                                                                             446,269
         58,049  Citigroup, Inc. (SEG)                                                                                 2,608,722
        238,820  Contifinancial Corp. Liquidating Trust Units                                                                299
          2,200  Encore Capital Group, Inc. (NON)                                                                         32,010
          4,500  Hospitality Properties Trust (R)                                                                        181,710
         27,400  HRPT Properties Trust (R)                                                                               326,334
         22,331  JPMorgan Chase & Co.                                                                                    772,653
          9,300  Loews Corp.                                                                                             683,922
          6,804  Man Group PLC (United Kingdom)                                                                          176,634
             49  Mitsubishi Tokyo Finance Group, Inc. (Japan)                                                            426,127
         10,800  Moody's Corp.                                                                                           873,288
          4,700  Nasdaq Stock Market, Inc. (The) (NON)                                                                    50,290
          4,300  Nationwide Financial Services, Inc. Class A                                                             154,370
          1,900  Orix Corp. (Japan)                                                                                      242,875
            530  Student Loan Corp.                                                                                      110,775
          1,300  Western Sierra Bancorp. (NON)                                                                            44,369
          1,300  WFS Financial, Inc. (NON)                                                                                56,095
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,340,616

Health Care (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
         19,166  Abbott Laboratories                                                                                     893,519
          5,400  Aetna, Inc.                                                                                             404,730
          4,800  Allergan, Inc.                                                                                          333,456
         21,100  Alpharma, Inc. Class A                                                                                  259,952
         12,500  Amedisys, Inc. (NON)                                                                                    378,125
          9,200  American Medical Systems Holdings, Inc. (NON)                                                           158,056
         26,100  Applera Corp.- Celera Genomics Group (NON)                                                              267,525
          2,100  Apria Healthcare Group, Inc. (NON)                                                                       67,410
         15,754  AstraZeneca PLC (United Kingdom)                                                                        620,911
          3,400  Atherogenics, Inc. (NON) (S)                                                                             44,506
          4,400  Bausch & Lomb, Inc.                                                                                     322,520
         21,300  Becton, Dickinson and Co.                                                                             1,244,346
          1,900  Biosite Diagnostics, Inc. (NON)                                                                          98,857
         66,285  Bristol-Myers Squibb Co.                                                                              1,687,616
          4,400  C.V. Therapeutics (NON)                                                                                  89,584
         12,378  Caremark Rx, Inc. (NON)                                                                                 492,397
          1,900  Celgene Corp. (NON)                                                                                      64,695
          8,300  Centene Corp. (NON)                                                                                     248,917
          8,300  Cephalon, Inc. (NON)                                                                                    388,689
          2,000  Cerner Corp. (NON) (S)                                                                                  105,020
          2,686  CIGNA Corp.                                                                                             239,860
          2,850  Conmed Corp. (NON)                                                                                       85,842
          2,000  Connetics Corp. (NON)                                                                                    50,580
         19,992  Coventry Health Care, Inc. (NON)                                                                      1,362,255
          5,220  Dade Behring Holdings, Inc. (NON)                                                                       307,615
         10,200  Eli Lilly Co.                                                                                           531,420
         32,600  First Horizon Pharmaceutical Corp. (NON)                                                                550,288
          8,047  Genesis HealthCare Corp. (NON)                                                                          345,136
          4,960  Gentiva Health Services, Inc. (NON)                                                                      80,253
          9,600  Gilead Sciences, Inc. (NON)                                                                             343,680
         48,905  GlaxoSmithKline PLC (United Kingdom)                                                                  1,120,825
         12,000  Haemonetics Corp. (NON)                                                                                 505,920
         18,200  Humana, Inc. (NON)                                                                                      581,308
          7,700  Immucor, Inc. (NON)                                                                                     232,463
          4,817  InterMune, Inc. (NON)                                                                                    52,987
          2,800  Intuitive Surgical, Inc. (NON)                                                                          127,316
         48,137  Johnson & Johnson (SEG)                                                                               3,232,881
          2,900  Kindred Healthcare, Inc. (NON)                                                                          101,790
          1,200  Kos Pharmaceuticals, Inc. (NON)                                                                          50,016
          5,600  Lincare Holdings, Inc. (NON)                                                                            247,688
          3,200  Medicines Co. (NON)                                                                                      72,512
            100  Medivir AB Class B (Sweden) (NON)                                                                           952
          2,800  Mentor Corp.                                                                                             89,880
         45,550  Merck & Co., Inc.                                                                                     1,474,454
         14,400  Molecular Devices Corp. (NON)                                                                           273,600
          5,900  Myogen, Inc. (NON)                                                                                       46,551
          1,100  Neurocrine Biosciences, Inc. (NON)                                                                       41,866
          1,800  NitroMed, Inc. (NON) (S)                                                                                 31,158
         18,089  Novartis AG (Switzerland)                                                                               847,068
          2,550  Onyx Pharmaceuticals, Inc. (NON)                                                                         79,943
          3,600  Option Care, Inc.                                                                                        74,124
            802  OSI Pharmaceuticals, Inc. (NON)                                                                          33,155
         11,300  Owens & Minor, Inc.                                                                                     306,795
          3,900  Par Pharmaceutical Cos., Inc. (NON) (S)                                                                 130,416
          5,800  Parexel International Corp. (NON)                                                                       136,300
          1,790  Pediatrix Medical Group, Inc. (NON)                                                                     122,776
          5,900  Perrigo Co.                                                                                             112,985
         32,784  Pfizer, Inc.                                                                                            861,236
          3,400  Quality Systems, Inc.                                                                                   143,956
          5,200  Regeneron Pharmaceuticals, Inc. (NON)                                                                    26,572
          2,250  Respironics, Inc. (NON)                                                                                 131,108
          4,192  Roche Holding AG (Switzerland)                                                                          451,002
          5,900  Sankyo Co., Ltd. (Japan)                                                                                124,687
          1,200  Sankyo Co., Ltd. (Japan)                                                                                 58,238
          7,123  Sanofi-Synthelabo SA (France)                                                                           602,125
          2,100  Schering AG (Germany)                                                                                   139,995
          2,100  Serologicals Corp. (NON)                                                                                 51,324
         19,410  Sierra Health Services, Inc. (NON) (S)                                                                1,239,134
          5,900  Sybron Dental Specialties, Inc. (NON)                                                                   211,810
          1,063  Synthes, Inc. (Switzerland)                                                                             118,646
         13,500  Takeda Chemical Industries, Ltd. (Japan)                                                                645,081
          4,100  Telik, Inc. (NON)                                                                                        61,828
          3,900  Terumo Corp. (Japan)                                                                                    117,795
          9,300  Third Wave Technologies, Inc. (NON)                                                                      53,568
          2,700  Transkaryotic Therapies, Inc. (NON)                                                                      67,406
          4,000  Trimeris, Inc. (NON)                                                                                     45,040
            800  United Therapeutics Corp. (NON)                                                                          36,556
         14,854  UnitedHealth Group, Inc.                                                                              1,416,775
          5,100  Vertex Pharmaceuticals, Inc. (NON)                                                                       47,736
          2,050  Vital Signs, Inc.                                                                                        81,775
          9,200  WellChoice, Inc. (NON)                                                                                  490,452
          2,920  WellPoint, Inc. (NON)                                                                                   366,022
          8,900  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                             302,104
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      30,087,460

Insurance (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
         17,436  Aegon NV (Netherlands)                                                                                  235,871
          1,326  Alleghany Corp. (NON)                                                                                   367,302
          1,200  Allianz AG (Germany)                                                                                    152,774
          7,390  Allstate Corp.                                                                                          399,503
          9,600  American Financial Group, Inc.                                                                          295,680
          3,500  AmerUs Group Co.                                                                                        165,375
         33,184  Aviva PLC (United Kingdom)                                                                              398,131
          3,807  Commerce Group, Inc.                                                                                    235,958
         11,200  Direct General Corp.                                                                                    230,048
          1,660  FBL Financial Group, Inc. Class A                                                                        46,480
         24,430  First American Corp.                                                                                    804,724
          6,301  FPIC Insurance Group, Inc. (NON) (S)                                                                    202,577
         17,900  Fremont General Corp.                                                                                   393,621
          2,361  HCC Insurance Holdings, Inc.                                                                             85,374
         24,544  ING Groep NV (Netherlands)                                                                              743,152
          8,800  Landamerica Financial Group, Inc.                                                                       440,264
          7,000  Mercury General Corp.                                                                                   386,820
             13  Millea Holdings, Inc. (Japan)                                                                           189,639
          6,700  Odyssey Re Holdings Corp. (S)                                                                           167,768
          1,500  Ohio Casualty Corp. (NON)                                                                                34,470
         13,650  Old Republic International Corp.                                                                        317,909
         18,282  QBE Insurance Group, Ltd. (Australia)                                                                   210,507
        147,531  Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                               218,815
          1,500  Selective Insurance Group                                                                                69,345
            800  Stancorp Financial Group                                                                                 67,824
         10,360  Stewart Information Services                                                                            388,707
          3,265  Swiss Re (Switzerland)                                                                                  234,682
          1,650  Topdanmark A/S (Denmark) (NON)                                                                          123,216
         18,400  UICI                                                                                                    446,200
          2,750  United Fire & Casualty Co.                                                                               93,033
          6,660  W.R. Berkley Corp.                                                                                      330,336
         17,600  Zenith National Insurance Corp.                                                                         912,736
          2,338  Zurich Financial Services AG (Switzerland)                                                              411,838
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,800,679

Investment Banking/Brokerage (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
          7,400  Affiliated Managers Group (NON)                                                                         459,022
          7,537  Credit Suisse Group (Switzerland)                                                                       324,794
          4,880  Credit Suisse Group ADR (Switzerland)                                                                   208,864
          5,000  Daiwa Securities Group, Inc. (Japan)                                                                     33,009
          1,475  Deutsche Bank AG (Germany)                                                                              127,561
         25,400  Eaton Vance Corp.                                                                                       595,376
          6,075  Harris & Harris Group, Inc. (NON)                                                                        73,143
         19,272  IndyMac Bancorp, Inc.                                                                                   655,248
          1,165  Macquarie Bank, Ltd. (Australia)                                                                         43,270
         22,400  Nomura Securities Co., Ltd. (Japan)                                                                     314,195
         22,000  Raymond James Financial, Inc.                                                                           666,600
          2,000  SWS Group, Inc.                                                                                          32,060
          9,741  UBS AG (Switzerland)                                                                                    825,647
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,358,789

Other (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          3,100  iShares MSCI Hong Kong Index Fund                                                                        35,681
          1,100  iShares MSCI Malaysia Index Fund                                                                          7,469
          1,500  iShares MSCI Singapore Index Fund                                                                        10,860
            900  iShares MSCI South Korea Index Fund                                                                      28,629
          2,400  iShares MSCI Taiwan Index Fund                                                                           27,792
            942  iShares Russell 2000 Value Index Fund                                                                   173,564
         17,270  iShares S&P Latin America 40 Index Fund (S)                                                           3,502,356
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,786,351

Real Estate (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
          3,800  American Home Mortgage Investment Corp. (R)                                                             108,832
          8,800  Archstone-Smith Operating Trust (R)                                                                     300,168
          3,600  Brookfield Homes Corp.                                                                                  151,956
          1,949  Capital Automotive (R)                                                                                   64,551
          1,600  Capital Trust, Inc. Class A (R)                                                                          53,088
          4,600  Catellus Development Corp. (R)                                                                          122,590
          5,600  CBL & Associates Properties (R)                                                                         400,456
         31,000  Cheung Kong Holdings, Ltd. (Hong Kong)                                                                  275,256
         11,900  Cousins Properties, Inc. (R)                                                                            307,853
          1,000  Entertainment Properties Trust (R)                                                                       41,430
          1,200  Jones Lang LaSalle, Inc. (NON)                                                                           55,980
          4,700  Lexington Corporate Properties Trust (R)                                                                103,118
         13,700  LTC Properties, Inc. (R)                                                                                237,695
          2,109  Mills Corp. (R)                                                                                         111,566
          5,000  Mitsui Fudoscan Co., Ltd. (Japan)                                                                        58,865
          8,900  National Health Investors, Inc. (R)                                                                     231,222
          1,850  Newcastle Investment Corp. (R)                                                                           54,760
         11,800  RAIT Investment Trust (R)                                                                               316,476
          2,350  Redwood Trust, Inc. (R)                                                                                 120,273
         13,100  Saxon Capital, Inc. (R)                                                                                 225,320
         24,400  Senior Housing Properties Trust (R)                                                                     406,992
          1,850  SL Green Realty Corp. (R)                                                                               104,007
          1,600  Tanger Factory Outlet Centers (R)                                                                        35,200
          6,600  Trizec Properties, Inc. (R)                                                                             125,400
         17,400  Ventas, Inc. (R)                                                                                        434,304
          7,700  Winston Hotels, Inc. (R)                                                                                 90,090
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,537,448

Technology (8.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,700  Acxiom Corp.                                                                                            140,231
          7,435  Adobe Systems, Inc.                                                                                     499,409
         33,900  Advanced Micro Devices, Inc. (NON)                                                                      546,468
        249,600  Agere Systems, Inc. Class B (NON)                                                                       354,432
          1,312  AGFA-Gevaert NV (Belgium)                                                                                46,016
         28,750  Agilysys, Inc.                                                                                          565,225
          2,526  Alcatel SA (France) (NON)                                                                                30,725
          7,000  ALPS Electric Co., Ltd. (Japan)                                                                         111,736
          4,300  Anixter International, Inc.                                                                             155,445
          1,400  Ansys, Inc. (NON)                                                                                        47,894
         22,500  Artesyn Technologies, Inc. (NON)                                                                        195,975
          6,303  ASML Holding NV (Netherlands) (NON)                                                                     106,725
         35,650  Aspect Communications Corp. (NON)                                                                       371,117
         86,600  Atmel Corp. (NON)                                                                                       255,470
         29,200  Autodesk, Inc.                                                                                          868,992
          2,500  Avid Technology, Inc. (NON)                                                                             135,300
          1,398  Barco NV (Belgium)                                                                                      113,907
         36,900  BEA Systems, Inc. (NON)                                                                                 294,093
          2,200  Blackboard, Inc. (NON)                                                                                   38,368
         21,400  Brocade Communications Systems, Inc. (NON)                                                              126,688
          5,700  Catapult Communications Corp. (NON)                                                                     121,695
         85,110  Cisco Systems, Inc. (NON)                                                                             1,522,618
         13,000  Citrix Systems, Inc. (NON)                                                                              309,660
          2,700  Coherent, Inc. (NON)                                                                                     91,152
          4,800  Comtech Telecommunications Corp. (NON)                                                                  250,080
          3,400  Covansys Corp. (NON)                                                                                     50,711
         15,700  Dell, Inc. (NON)                                                                                        603,194
         12,000  DiamondCluster International, Inc. Class A (NON)                                                        193,200
         19,100  Digi International, Inc. (NON)                                                                          262,052
          5,500  Digital River, Inc. (NON)                                                                               171,380
         10,300  Ditech Communications Corp. (NON)                                                                       128,441
          8,800  Dun & Bradstreet Corp. (The) (NON)                                                                      540,760
          3,750  Elcoteq Network Corp. Class A (Finland)                                                                  74,802
             56  Enterasys Networks, Inc. (NON)                                                                               78
          3,900  F5 Networks, Inc. (NON)                                                                                 196,911
          5,871  FEI Co. (NON)                                                                                           135,914
         27,152  Freescale Semiconductor, Inc. Class B (NON)                                                             468,372
            900  FUNAI Electric Co., Ltd. (Japan)                                                                        111,259
          7,400  Harris Corp.                                                                                            241,610
          1,200  Hirose Electric Co., Ltd. (Japan)                                                                       122,873
         36,000  Hitachi, Ltd. (Japan)                                                                                   224,200
          1,300  Hoya Corp. (Japan)                                                                                      143,445
          8,300  Hyperion Solutions Corp. (NON) (S)                                                                      366,113
         16,150  IBM Corp.                                                                                             1,475,787
          1,100  Imation Corp.                                                                                            38,225
          2,100  Infospace, Inc. (NON)                                                                                    85,743
         52,200  Ingram Micro, Inc. Class A (NON)                                                                        870,174
          5,400  Integrated Device Technology, Inc. (NON)                                                                 64,962
         99,883  Intel Corp. (SEG)                                                                                     2,320,282
          7,600  Inter-Tel, Inc.                                                                                         186,200
          6,400  Intergraph Corp. (NON)                                                                                  184,384
          6,300  Internet Security Systems, Inc. (NON)                                                                   115,290
          3,100  j2 Global Communications, Inc. (NON)                                                                    106,361
          7,000  Jupitermedia Corp. (NON)                                                                                108,570
         14,460  Koninklijke (Royal) Philips Electronics NV (Netherlands)                                                399,304
         18,800  Kulicke & Soffa Industries, Inc. (NON)                                                                  118,252
          2,200  Kyocera Corp. (Japan)                                                                                   157,378
         11,800  Lam Research Corp. (NON)                                                                                340,548
          7,665  Linear Technology Corp.                                                                                 293,646
         22,200  McAfee, Inc. (NON)                                                                                      500,832
         12,042  Micrel, Inc. (NON)                                                                                      111,027
        134,681  Microsoft Corp.                                                                                       3,255,240
          3,200  MicroStrategy, Inc. (NON)                                                                               173,664
         23,000  Mitsubishi Electric Corp. (Japan)                                                                       119,366
         87,810  Motorola, Inc.                                                                                        1,314,516
         11,270  MTS Systems Corp.                                                                                       327,168
          2,800  Murata Manufacturing Co., Ltd. (Japan)                                                                  150,552
         14,100  NCR Corp. (NON)                                                                                         475,734
         15,300  Netgear, Inc. (NON)                                                                                     230,877
          3,600  Nice Systems, Ltd. ADR (Israel) (NON)                                                                   115,992
         30,648  Nokia OYJ (Finland)                                                                                     476,332
            400  Obic Co., Ltd. (Japan)                                                                                   78,249
          5,000  Olympus Corp. (Japan)                                                                                   116,888
          7,400  Omnivision Technologies, Inc. (NON) (S)                                                                 112,110
          9,300  Omron Corp. (Japan)                                                                                     203,497
         12,100  ON Semiconductor Corp. (NON)                                                                             47,795
        130,925  Oracle Corp. (NON)                                                                                    1,633,944
         21,400  PalmOne, Inc. (NON) (S)                                                                                 543,132
          2,900  Park Electrochemical Corp.                                                                               58,754
          8,220  Perlos OYJ (Finland) (S)                                                                                 91,757
         14,500  Photronics, Inc. (NON)                                                                                  262,450
          7,650  Pomeroy Computer Resources, Inc. (NON)                                                                  113,985
         17,950  Qualcomm, Inc.                                                                                          657,868
         13,400  RadiSys Corp. (NON)                                                                                     189,744
          3,300  Rofin-Sinar Technologies, Inc. (NON)                                                                    106,062
          1,500  Rohm Co., Ltd. (Japan)                                                                                  145,175
          9,600  RSA Security, Inc. (NON)                                                                                152,160
            170  Samsung Electronics Co., Ltd. (South Korea)                                                              84,046
          1,900  SAP AG (Germany)                                                                                        305,668
          6,100  Standard Microsystems Corp. (NON)                                                                       105,896
         16,640  Storage Technology Corp. (NON)                                                                          512,512
         98,700  Sun Microsystems, Inc. (NON)                                                                            398,748
         26,750  Symantec Corp. (NON)                                                                                    570,578
          6,800  Synaptics, Inc. (NON)                                                                                   157,760
         18,259  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)                                                    29,887
        148,378  Telefonaktiebolaget LM Ericsson AB Class B (Sweden) (S)                                                 419,349
          6,364  Thomson Multimedia SA (France)                                                                          172,016
         17,900  TIBCO Software, Inc. (NON)                                                                              133,355
          6,400  Transact Technologies, Inc. (NON)                                                                        64,064
          1,000  Uniden (Japan)                                                                                           20,806
          4,930  United Online, Inc. (NON)                                                                                51,617
          3,000  Universal Electronics, Inc. (NON)                                                                        50,640
          8,933  Veeco Instruments, Inc. (NON)                                                                           134,442
          2,400  Verint Systems, Inc. (NON)                                                                               83,856
         14,500  Verity, Inc. (NON)                                                                                      137,025
         10,800  W.W. Grainger, Inc.                                                                                     672,516
          5,628  WebEx Communications, Inc. (NON)                                                                        121,509
          8,000  Websense, Inc. (NON)                                                                                    430,400
         15,763  Western Digital Corp. (NON)                                                                             200,978
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,822,380

Transportation (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         12,000  Alaska  Air Group, Inc. (NON)                                                                           353,280
             17  AP Moller - Maersk A/S (Denmark)                                                                        158,687
         33,260  British Airways PLC (United Kingdom) (NON)                                                              165,901
         19,700  CNF Transportation, Inc.                                                                                921,763
          5,500  Deutsche Lufthansa AG (Germany)                                                                          79,477
             28  East Japan Railway Co. (Japan)                                                                          150,814
         44,450  ExpressJet Holdings, Inc. (NON)                                                                         507,175
          9,900  FedEx Corp.                                                                                             930,105
          8,100  GATX Corp.                                                                                              268,839
          2,694  General Maritime Corp. (NON)                                                                            130,497
            483  IHC Caland NV (Netherlands)                                                                              30,755
         16,800  J. B. Hunt Transport Services, Inc.                                                                     735,336
         29,000  Kawasaki Kisen Kaisha, Ltd. (Japan)                                                                     200,673
         26,000  Mitsui O.S.K Lines, Ltd. (Japan)                                                                        167,514
         16,000  Nippon Express Co., Ltd. (Japan)                                                                         84,384
         16,000  Nippon Yusen Kabushiki Kaisha (Japan)                                                                    96,652
         18,400  Norfolk Southern Corp.                                                                                  681,720
          1,650  Overnite Corp.                                                                                           52,784
          8,600  Pinnacle Airlines Corp. (NON)                                                                            91,332
         32,488  Qantas Airways, Ltd. (Australia)                                                                         89,187
          6,400  Ryder System, Inc.                                                                                      266,880
         11,000  Singapore Airlines, Ltd. (Singapore)                                                                     79,386
          4,700  Swift Transportation Co., Inc. (NON)                                                                    104,058
          4,730  TNT NV (Netherlands)                                                                                    134,919
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,482,118

Utilities & Power (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
          4,500  Cleco Corp.                                                                                              95,850
          4,400  Constellation Energy Group, Inc.                                                                        227,480
          8,400  E.On AG (Germany)                                                                                       721,534
         13,455  Edison International                                                                                    467,158
            703  Electrabel SA (Belgium)                                                                                 316,179
         42,341  Electricidade de Portugal SA (Portugal)                                                                 118,298
          5,555  Endesa SA (Spain)                                                                                       125,245
         14,150  Energen Corp.                                                                                           942,390
          1,676  Entergy Corp.                                                                                           118,426
          4,300  Equitable Resources, Inc.                                                                               246,992
          1,800  Hokkaido Electric Power Co., Inc. (Japan)                                                                36,693
         21,832  Iberdrola SA (Spain)                                                                                    572,520
          3,196  Kelda Group PLC (United Kingdom)                                                                         36,110
          5,900  Kyushu Electric Power Co., Inc. (Japan)                                                                 125,790
         11,000  National Fuel Gas Co.                                                                                   314,490
         30,850  ONEOK, Inc.                                                                                             950,797
         23,000  PG&E Corp.                                                                                              784,300
          5,058  Public Power Corp. (Greece)                                                                             146,181
          6,000  Questar Corp.                                                                                           355,500
          3,300  RWE AG (Germany)                                                                                        200,052
         20,335  Scottish Power PLC (United Kingdom)                                                                     157,142
         23,400  Sempra Energy                                                                                           932,256
          5,119  Severn Trent PLC (United Kingdom)                                                                        88,497
         49,000  Sierra Pacific Resources (NON)                                                                          526,750
          2,310  Southwest Gas Corp.                                                                                      55,810
          3,000  Tokyo Electric Power Co. (Japan)                                                                         72,938
         71,000  Tokyo Gas Co., Ltd. (Japan)                                                                             286,815
         16,050  UniSource Energy Corp.                                                                                  497,069
          7,474  Veolia Environnement (France)                                                                           265,733
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,784,995
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $230,728,892)                                                           $255,323,512
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Mortgage Obligations (14.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
     $1,543,780  6 1/2s, with due dates from June 1, 2031 to October 1, 2034                                          $1,603,261
      1,300,000  6 1/2s, TBA, April 1, 2035                                                                            1,348,445
                 Federal National Mortgage Association Pass-Through Certificates
         34,880  7 1/2s, July 1, 2007                                                                                     35,576
      4,894,328  7s, with due dates from February 1, 2024 to January 1, 2034                                           5,168,470
        600,000  7s, TBA, April 1, 2035                                                                                  632,156
     12,421,684  6 1/2s, with due dates from October 1, 2024 to November 1, 2034                                      12,909,176
     13,624,000  5 1/2s, TBA, April 1, 2035                                                                           13,644,223
        322,889  5s, April 1, 2019                                                                                       323,053
      5,800,000  5s, TBA, June 1, 2035                                                                                 5,643,672
      5,800,000  5s, TBA, May 1, 2035                                                                                  5,656,813
      5,900,000  5s, TBA, April 1, 2035                                                                                5,770,016
      5,400,000  4 1/2s, TBA, April 1, 2020                                                                            5,279,766
        907,636  4s, June 1, 2019                                                                                        870,019
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Mortgage Obligations  (cost $58,970,977)                               $58,884,646
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (0.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
       $500,000  4 1/4s, August 15, 2014                                                                                $490,547
         20,000  4 1/4s, November 15, 2013                                                                                19,700
      1,744,000  3 1/4s, August 15, 2008                                                                               1,702,035
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $2,282,248)                                                   $2,212,282
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (8.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         $6,000  Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009                                            $6,060
         70,000  Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                                    71,050
         90,000  BCP Caylux Holdings Luxembourg SCA 144A sr. sub. notes 9 5/8s, 2014                                     102,600
        165,000  Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007                                                   168,608
EUR      15,000  Cognis Holding GMBH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)                                          21,539
        $85,000  Compass Minerals Group, Inc. company guaranty 10s, 2011                                                  92,863
         75,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                                                 85,083
         10,000  Dow Chemical Co. (The) notes 6s, 2012                                                                    10,660
         55,000  Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009                             52,993
         35,000  Eastman Chemical Co. notes 3 1/4s, 2008                                                                  33,590
         67,000  Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008                              73,700
         25,000  Falconbridge, Ltd. bonds 5 3/8s, 2015 (Canada)                                                           24,669
         55,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                                 59,950
         50,000  Georgia-Pacific Corp. company guaranty 8 7/8s, 2010                                                      55,813
         35,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                                                 38,150
         95,000  Hercules, Inc. company guaranty 11 1/8s, 2007                                                           108,775
         46,000  Huntsman, LLC company guaranty 11 5/8s, 2010                                                             53,820
         60,000  ICI Wilmington, Inc. company guaranty 5 5/8s, 2013                                                       60,795
         55,000  Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014                                                          57,750
         35,000  International Paper Co. notes 5.3s, 2015                                                                 34,892
         45,000  Lubrizol Corp. (The) sr. notes 5 1/2s, 2014                                                              45,066
        120,000  Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                                        128,700
         90,000  MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)                                                    96,750
         40,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                                      46,069
         85,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                                                    90,950
         30,000  Newmont Mining Corp. notes 5 7/8s, 2035                                                                  29,567
         50,000  Norske Skog Canada, Ltd. company guaranty Ser. D, 8 5/8s, 2011 (Canada)                                  51,750
         70,000  Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)                                                       68,600
         25,000  Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)                                                 28,677
         20,000  Praxair, Inc. notes 6 3/8s, 2012                                                                         21,641
         55,000  Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014                                            55,000
         65,000  Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                                       70,038
        110,000  Stone Container Corp. sr. notes 9 3/4s, 2011                                                            117,700
         55,000  Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                                        58,850
         25,000  United States Steel Corp. sr. notes 9 3/4s, 2010                                                         27,688
         50,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                                       61,249
         30,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                                      33,990
         50,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                                      54,917
         15,000  WMC Finance USA company guaranty 6 1/4s, 2033 (Australia)                                                16,047
         25,000  WMC Finance USA company guaranty 5 1/8s, 2013 (Australia)                                                25,046
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,341,655

Capital Goods (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         60,000  AGCO Corp. company guaranty 9 1/2s, 2008                                                                 63,075
        115,000  Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                                  119,025
         55,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                                                   59,125
         75,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                                       74,438
         35,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                                 36,925
          5,000  Boeing Capital Corp. sr. notes 6.1s, 2011                                                                 5,321
         35,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                                      40,857
         10,000  Bunge Ltd. Finance Corp. company guaranty 7.8s, 2012                                                     11,578
         40,000  Bunge Ltd. Finance Corp. company guaranty 4 3/8s, 2008                                                   39,424
         20,000  Bunge Ltd. Finance Corp. notes 5 7/8s, 2013                                                              20,714
        125,000  Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)                                                 137,188
         35,000  Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                                           38,325
          5,000  FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                                 5,650
         44,000  Flowserve Corp. company guaranty 12 1/4s, 2010                                                           47,795
         55,000  Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)                                                        55,963
        116,000  L-3 Communications Corp. company guaranty 7 5/8s, 2012                                                  123,250
         10,000  Legrand SA debs. 8 1/2s, 2025 (France)                                                                   12,050
         90,000  Litton Industries, Inc. sr. notes 8s, 2009                                                              101,784
         60,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                                                 81,299
         38,000  Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                                 43,130
        110,000  Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                                        120,175
         30,000  Raytheon Co. debs. 7s, 2028                                                                              34,624
         35,000  Raytheon Co. debs. 6 3/4s, 2018                                                                          38,711
         50,000  Raytheon Co. notes 8.3s, 2010                                                                            57,408
         40,000  Raytheon Co. notes 4.85s, 2011                                                                           39,919
         45,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                                                 45,515
         75,000  Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                               79,500
         60,000  Terex Corp. company guaranty 7 3/8s, 2014                                                                61,200
         55,000  Titan Corp. (The) company guaranty 8s, 2011                                                              57,200
         60,000  Waste Management, Inc. sr. notes 7 3/8s, 2010                                                            66,867
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,718,035

Communication Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         22,000  Alamosa Delaware, Inc. company guaranty 11s, 2010                                                        25,080
         47,000  Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s,
                 7/31/05), 2009 (STP)                                                                                     51,113
         22,000  American Tower Corp. sr. notes 9 3/8s, 2009                                                              23,100
         55,000  American Towers, Inc. company guaranty 7 1/4s, 2011                                                      56,788
         95,000  Ameritech Capital Funding company guaranty 6 1/4s, 2009                                                  99,911
        120,000  AT&T Corp. sr. notes 9 3/4s, 2031                                                                       146,400
         10,000  AT&T Wireless Services, Inc. notes 8 1/8s, 2012                                                          11,682
         80,000  AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031                                                     105,545
         60,000  AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                                      68,244
         60,000  Bellsouth Capital Funding notes 7 3/4s, 2010                                                             67,544
         30,000  Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013                                         33,150
         28,000  Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008                                      28,840
         95,000  Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013                                                      94,525
        105,000  Citizens Communications Co. notes 9 1/4s, 2011                                                          114,975
         35,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                       32,900
         35,000  Crown Castle International Corp. sr. notes 9 3/8s, 2011                                                  38,063
         40,000  Crown Castle International Corp. sr. notes Ser. B, 7 1/2s, 2013                                          43,900
         80,000  Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)                                   92,006
         90,000  Deutsche Telekom International Finance BV company guaranty
                 8 3/4s, 2030 (Germany)                                                                                  117,452
         85,000  Dobson Communications Corp. sr. notes 10 7/8s, 2010                                                      75,225
          5,000  France Telecom notes 8 3/4s, 2031 (France)                                                                6,581
        170,000  France Telecom notes 7 3/4s, 2011 (France)                                                              194,520
         75,000  Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)                                      75,375
         45,000  iPCS, Inc. sr. notes 11 1/2s, 2012                                                                       50,625
         35,000  Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011                                                     30,713
        105,000  MCI, Inc. sr. notes 8.735s, 2014                                                                        115,500
         65,000  New England Telephone & Telegraph Co. debs. 7 7/8s, 2029                                                 76,650
        145,000  Nextel Communications, Inc. sr. notes 5.95s, 2014                                                       144,275
         96,000  Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                                           106,080
        210,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                                     228,375
         70,000  Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)                                    79,450
         70,000  Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010                                                         64,050
         20,000  SBA Communications Corp. 144A sr. notes 8 1/2s, 2012                                                     20,700
         50,000  SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)                                                     43,125
         35,000  Sprint Capital Corp. company guaranty 7 5/8s, 2011                                                       38,959
         60,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                                         64,984
        210,000  Sprint Capital Corp. company guaranty 6 7/8s, 2028                                                      224,824
         10,000  Sprint Capital Corp. notes 8 3/8s, 2012                                                                  11,687
         65,000  Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)                                     66,281
         50,000  Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)                                     49,398
         55,000  Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)                                    52,749
         40,000  Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)                                         52,715
        100,000  Triton PCS, Inc. company guaranty 9 3/8s, 2011                                                           71,250
         55,000  UbiquiTel Operating Co. sr. notes 9 7/8s, 2011                                                           60,638
         45,000  Verizon New England Inc. sr. notes 6 1/2s, 2011                                                          48,177
         90,000  Verizon Pennsylvania Inc. debs. 8.35s, 2030                                                             112,430
         45,000  Verizon New Jersey, Inc. debs. 8s, 2022                                                                  53,284
         70,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)                                                   89,365
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,559,203

Conglomerates (--%)
--------------------------------------------------------------------------------------------------------------------------------
         80,000  Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)                                       90,813
         55,000  Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)                                   59,597
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         150,410

Consumer Cyclicals (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         20,000  Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                                   21,850
         45,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                                                    46,800
         62,000  Autonation, Inc. company guaranty 9s, 2008                                                               68,200
         37,000  Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                                     39,128
         75,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012                                                            78,563
         81,690  CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)                                                84,753
        110,000  Cendant Corp. notes 6 1/4s, 2010                                                                        115,561
         35,000  Cendant Corp. sr. notes 7 3/8s, 2013                                                                     39,487
         57,000  Coinmach Corp. sr. notes 9s, 2010                                                                        58,283
         10,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                              10,751
        165,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                                162,125
        160,000  DaimlerChrysler NA Holding Corp. company guaranty 8s, 2010                                              177,883
         55,000  DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009                                             59,211
          5,000  DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013                                            5,165
         55,000  Dana Corp. notes 9s, 2011                                                                                60,568
         55,000  Dayton Superior Corp. sec. notes 10 3/4s, 2008                                                           53,900
         55,000  Delco Remy International, Inc. company guaranty 11s, 2009                                                53,900
        110,000  Dex Media, Inc. notes 8s, 2013                                                                          113,850
         85,000  Ford Motor Co. debs. 9.98s, 2047                                                                         93,401
        110,000  Ford Motor Credit Corp. notes 7 7/8s, 2010                                                              111,989
        105,000  Ford Motor Credit Corp. notes 7 3/4s, 2007                                                              108,720
         70,000  General Motors Acceptance Corp. bonds 8s, 2031                                                           60,959
         55,000  General Motors Acceptance Corp. FRN Ser. MTN, 3.56s, 2007                                                52,700
         10,000  General Motors Acceptance Corp. notes 6 7/8s, 2011                                                        9,048
         25,000  General Motors Acceptance Corp. notes 6 1/8s, 2006                                                       24,885
         68,000  Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                                      65,620
         45,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                                                  44,211
         20,000  Harrah's Operating Co., Inc. company guaranty 8s, 2011                                                   22,695
         65,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                                                   74,981
        100,000  Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)                                                          99,000
         85,000  Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013                                                         87,550
         50,000  Icon Health & Fitness company guaranty 11 1/4s, 2012                                                     35,250
         35,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                   34,650
         20,000  JC Penney Co., Inc. notes 9s, 2012                                                                       20,800
         75,000  JC Penney Co., Inc. notes 8s, 2010                                                                       75,000
         65,000  John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge.
                 Ser. B, 8 7/8s, 2012                                                                                     70,363
         45,000  Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                                     32,850
         60,000  Jostens IH Corp. company guaranty 7 5/8s, 2012                                                           59,400
         60,000  K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014                                                    58,650
         20,000  KB Home company guaranty 5 7/8s, 2015                                                                    19,109
         20,000  KB Home sr. notes 5 3/4s, 2014                                                                           19,157
         55,000  Lamar Media Corp. company guaranty 7 1/4s, 2013                                                          57,200
         70,000  Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                               76,300
         15,000  May Department Stores Co. (The) notes 5 3/4s, 2014                                                       15,044
         55,000  MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                                             57,475
         60,000  Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015                                                         56,400
         95,000  MGM Mirage, Inc. sr. notes 6 3/4s, 2012                                                                  95,713
         30,000  Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009                                              29,775
         35,000  Nordstrom, Inc. debs. 6.95s, 2028                                                                        39,443
         45,000  Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                                      29,700
         40,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                        42,900
         90,000  Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                                               95,738
         20,000  Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                                   21,200
         55,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012                                                 55,000
         60,000  PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                                             62,550
         15,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                                        15,300
        100,000  RH Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010                                         109,000
         60,000  RadioShack Corp. notes 7 3/8s, 2011                                                                      67,724
         30,000  Ryland Group, Inc. (The) notes 5 3/8s, 2015                                                              29,064
         80,000  Saks, Inc. company guaranty 7 1/2s, 2010                                                                 77,600
         45,000  Samsonite Corp. sr. sub. notes 8 7/8s, 2011                                                              47,138
         60,000  Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014                                                           62,550
         90,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012                                  98,325
         90,000  Station Casinos, Inc. sr. notes 6s, 2012                                                                 89,325
         35,000  Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012                                               38,325
         85,000  Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013                                                94,775
         60,000  THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014                                    57,900
         36,000  TRW Automotive Inc. sr. notes 9 3/8s, 2013                                                               38,700
         55,000  United Auto Group, Inc. company guaranty 9 5/8s, 2012                                                    58,025
         75,000  Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                                      71,625
         70,000  WCI Communities, Inc. company guaranty 10 5/8s, 2011                                                     75,338
         33,000  William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011                                 36,713
         45,000  WRC Media Corp. sr. sub. notes 12 3/4s, 2009                                                             41,456
         85,000  Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014                             80,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,455,037

Consumer Staples (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        105,000  Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                                 92,925
         55,000  Affinity Group, Inc. sr. sub. notes 9s, 2012                                                             57,750
         80,000  AMC Entertainment, Inc. sr. sub. notes 8s, 2014                                                          76,400
        185,000  AT&T Broadband Corp. company guaranty 8 3/8s, 2013                                                      219,823
         85,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011                               68,638
        120,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009                                92,700
         40,000  Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012                                                   39,000
         95,000  Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
                 3/15/07), 2014 (STP)                                                                                     67,450
         55,000  Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013                                                54,129
         85,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                                                   97,161
         20,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                                                   21,980
         65,000  Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                                             69,063
         45,000  Cox Communications, Inc. notes 7 3/4s, 2010                                                              49,980
        100,000  Cox Communications, Inc. 144A notes 5.45s, 2014                                                          97,351
         30,000  Cox Communications, Inc. 144A notes 4 5/8s, 2010                                                         29,151
         20,000  Cox Enterprises, Inc. 144A notes 7 7/8s, 2010                                                            21,755
        125,000  CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009                                                           131,875
         45,845  CVS Corp. 144A pass-through certificates 6.117s, 2013                                                    48,226
         55,000  Dean Foods Co. sr. notes 8.15s, 2007                                                                     58,025
         70,000  Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015                                                         68,250
        145,000  Delhaize America, Inc. company guaranty 8 1/8s, 2011                                                    161,171
         40,000  Diageo PLC company guaranty 8s, 2022                                                                     52,019
        110,000  DirecTV Holdings, LLC sr. notes 8 3/8s, 2013                                                            119,075
         95,000  Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                                           93,100
         55,000  Dole Food Co. sr. notes 8 5/8s, 2009                                                                     57,750
        135,000  Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                               132,300
         55,000  Fred Meyer, Inc. Holding Co. company guaranty 7.45s, 2008                                                58,941
         40,000  Granite Broadcasting Corp. sec. notes 9 3/4s, 2010                                                       37,200
         50,000  Insight Midwest LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010                                         53,500
         60,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)                                             61,200
         40,000  Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)                                              38,850
         25,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                            26,796
        225,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                                                    233,462
         60,000  Miller Brewing Co. 144A notes 5 1/2s, 2013                                                               61,051
         75,000  News America Holdings, Inc. debs. 7 3/4s, 2045                                                           88,097
         55,000  News America, Inc. debs. 7 1/4s, 2018                                                                    61,748
         55,000  Paxson Communications Corp. company guaranty stepped-coupon zero %, 2009                                 51,150
         65,000  Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013                                                 55,575
         75,000  Playtex Products, Inc. company guaranty 9 3/8s, 2011                                                     78,000
         45,000  Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012                                                        47,475
         35,000  Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                                    38,763
         70,000  Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012                                               75,250
         70,000  Remington Arms Co., Inc. company guaranty 10 1/2s, 2011                                                  68,950
         60,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                                                    59,700
         70,000  Royal Caribbean Cruises, Ltd. sr. notes 8 3/4s, 2011                                                     79,538
         55,000  Sbarro, Inc. company guaranty 11s, 2009                                                                  53,075
         85,000  Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                                             89,781
         55,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                                                   51,700
         75,000  TCI Communications, Inc. debs. 9.8s, 2012                                                                94,008
         35,000  TCI Communications, Inc. debs. 8 3/4s, 2015                                                              43,770
         30,000  TCI Communications, Inc. debs. 7 7/8s, 2013                                                              34,994
         50,000  Time Warner, Inc. debs. 9.15s, 2023                                                                      65,730
        225,000  Time Warner, Inc. debs. 9 1/8s, 2013                                                                    278,013
         15,000  Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013                                                  17,862
         30,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                                                     34,796
         90,000  United Rentals (North America), Inc. company guaranty 6 1/2s, 2012                                       87,525
         60,000  Universal City Florida Holding Co. 144A sr. notes 8 3/8s, 2010                                           61,200
         55,000  Young Broadcasting, Inc. company guaranty 10s, 2011                                                      56,238
         30,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                                 35,945
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,356,930

Energy (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        115,000  Arch Western Finance, LLC sr. notes 6 3/4s, 2013                                                        115,575
         35,000  Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)                                  37,975
         30,000  Buckeye Partners LP notes 5.3s, 2014                                                                     29,712
        115,000  Chesapeake Energy Corp. company guaranty 9s, 2012                                                       127,075
         40,000  Comstock Resources, Inc. sr. notes 6 7/8s, 2012                                                          39,800
         55,000  Dresser, Inc. company guaranty 9 3/8s, 2011                                                              58,369
         25,000  Enbridge Energy Partners LP sr. notes 5.35s, 2014                                                        25,080
         65,000  Encore Acquisition Co. company guaranty 8 3/8s, 2012                                                     70,200
         35,000  Forest Oil Corp. company guaranty 7 3/4s, 2014                                                           37,450
         60,000  Forest Oil Corp. sr. notes 8s, 2011                                                                      66,000
         65,000  Hanover Compressor Co. sr. notes 9s, 2014                                                                69,550
         60,000  Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014                                               57,600
         50,000  Key Energy Services, Inc. sr. notes 6 3/8s, 2013                                                         48,500
         60,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                                                 60,300
         70,000  Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012                                                        70,265
         63,000  Newfield Exploration Co. sr. notes 7 5/8s, 2011                                                          68,670
         30,000  Noble Affiliates, Inc. sr. notes 8s, 2027                                                                37,378
         85,000  Occidental Petroleum Corp. debs. 10 1/8s, 2009                                                          101,561
         35,000  Ocean Energy, Inc. company guaranty 7 1/4s, 2011                                                         39,121
         90,000  Offshore Logistics, Inc. company guaranty 6 1/8s, 2013                                                   85,500
         21,000  Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                                               22,050
         90,000  Peabody Energy Corp. sr. notes 5 7/8s, 2016                                                              86,850
         70,000  Petroleum Geo-Services notes 10s, 2010 (Norway)                                                          78,575
         90,000  Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012                                          98,100
         45,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                                   47,925
         60,000  Pride International, Inc. sr. notes 7 3/8s, 2014                                                         63,600
         85,000  Schlumberger Technology Corp. 144A notes 6 1/2s, 2012                                                    92,965
         45,000  Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013                                        41,625
         30,000  Sunoco, Inc. notes 4 7/8s, 2014                                                                          29,164
         50,000  Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                                           53,500
         15,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                                  17,183
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,877,218

Financial (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         45,000  Allfirst Financial Inc. sub. notes 7.2s, 2007                                                            47,661
         80,000  American General Corp. notes 7 1/2s, 2010                                                                89,356
         30,000  Associates First Capital Corp. debs. 6.95s, 2018                                                         34,283
         60,000  AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                               67,847
        330,000  Bank of America Corp. sub. notes 7.4s, 2011                                                             372,024
         25,000  Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013                                           23,979
         10,000  Bank One Corp. sub. notes 5 1/4s, 2013                                                                   10,080
         40,000  Barclays Bank PLC 144A FRN 6.86s, 2049 (United Kingdom)                                                  44,783
         35,000  Block Financial  Corp. notes 5 1/8s, 2014                                                                33,657
        100,000  Bosphorus Financial Services Ltd. 144A sec. FRN 4.83s, 2012 (Cayman Islands)                             99,960
         10,000  Capital One Bank notes 6 1/2s, 2013                                                                      10,738
         20,000  Capital One Bank notes Ser. BKNT, 4 7/8s, 2008                                                           20,144
         55,000  Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008                                                         58,272
         30,000  CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)                                            29,398
        200,000  CIT Group, Inc. sr. notes 5s, 2014                                                                      196,556
        155,000  Citigroup, Inc. debs. 6 5/8s, 2028                                                                      173,151
        300,000  Citigroup, Inc. sub. notes 6s, 2033                                                                     308,735
         20,000  Citigroup, Inc. sub. notes 5s, 2014                                                                      19,636
         30,000  Colonial Properties Trust notes 6 1/4s, 2014 (R)                                                         31,580
         45,000  Countrywide Capital III company guaranty Ser. B, 8.05s, 2027                                             55,173
         40,000  Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015                                                  38,517
         25,000  Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)                                               24,287
         55,000  E*Trade Finance Corp. sr. notes 8s, 2011                                                                 56,650
         90,000  Equity One, Inc. company guaranty 3 7/8s, 2009 (R)                                                       85,498
         90,000  Executive Risk Capital Trust company guaranty Class B, 8.675s, 2027                                      99,029
         78,750  Finova Group, Inc. notes 7 1/2s, 2009                                                                    34,059
        115,000  First Chicago NBD Corp. sub. notes 6 3/8s, 2009                                                         121,991
         50,000  Fleet Capital Trust V bank guaranty FRN 4.04s, 2028                                                      49,694
        150,000  Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)                                           178,740
         65,000  Fund American Cos. Inc. notes 5 7/8s, 2013                                                               65,778
         30,000  General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032                                                34,630
        225,000  General Electric Capital Corp. notes Ser. A, 6s, 2012                                                   239,724
         80,000  Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015                                                       78,105
         75,000  Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013                                                       72,514
         30,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                                   33,508
         65,000  Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010                                       73,004
         35,000  Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)                                     33,683
         85,000  Hospitality Properties Trust notes 6 3/4s, 2013 (R)                                                      91,232
         70,000  Household Finance Corp. notes 8s, 2010                                                                   80,078
        180,000  Household Finance Corp. notes 7s, 2012                                                                  200,651
         25,000  HRPT Properties Trust bonds 5 3/4s, 2014 (R)                                                             25,123
         25,000  HRPT Properties Trust notes 6 1/4s, 2016 (R)                                                             26,417
        105,000  HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)                                    126,656
         80,000  HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)                                      75,911
        110,000  International Lease Finance Corp. FRN Ser. MTNP, 3.54s, 2010                                            109,968
         20,000  International Lease Finance Corp. notes 4 3/4s, 2012                                                     19,386
         45,000  International Lease Finance Corp. unsub. 4 3/4s, 2009                                                    45,025
         65,000  iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                             66,662
         25,000  John Hancock Global Funding II 144A notes 7.9s, 2010                                                     28,546
      1,919,000  JP Morgan & Co., Inc. sub. notes 6 1/4s, 2005                                                         1,952,239
        130,000  JP Morgan Chase Capital XV notes 5 7/8s, 2035                                                           125,542
         90,000  JPMorgan Chase & Co. sub. notes 6 5/8s, 2012                                                             98,397
         25,000  JPMorgan Chase & Co. sub. notes 5 1/8s, 2014                                                             24,605
         25,000  Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)                                                      24,864
         50,000  Lehman Brothers Holdings, Inc. notes Ser. MTNG, 4.8s, 2014                                               48,225
        125,000  Liberty Mutual Group 144A notes 6 1/2s, 2035                                                            120,228
         70,000  Liberty Mutual Insurance 144A notes 7.697s, 2097                                                         74,616
         25,000  Loews Corp. notes 5 1/4s, 2016                                                                           24,390
         10,000  Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009                                                      9,952
         30,000  MetLife, Inc. sr. notes 6 1/8s, 2011                                                                     31,968
         40,000  Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011                                                  43,597
        140,000  National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011                                                   150,600
         25,000  Nationwide Financial Services, Inc. notes 5 5/8s, 2015                                                   25,177
         45,000  Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031                                                  56,119
         30,000  OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033                                                  32,892
         60,000  PNC Funding Corp. bonds 5 1/4s, 2015                                                                     59,515
         55,000  Popular North America, Inc. sub. notes 3 7/8s, 2008 (Puerto Rico)                                        54,071
         85,000  Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013                                             86,430
         40,000  Protective Life Corp. notes 4.3s, 2013                                                                   37,692
        110,000  Prudential Insurance Co. 144A notes 8.3s, 2025                                                          143,026
        100,000  Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049                                          99,041
         35,000  Simon Property Group LP notes 5 5/8s, 2014 (R)                                                           35,162
         85,000  State Street Capital Trust II notes FRN 3.294s, 2008                                                     85,283
         60,000  Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)                                             58,029
        135,000  UBS AG/Jersey Branch FRN 6.05s, 2008 (Jersey)                                                           142,425
         60,000  UBS Preferred Funding Trust I company guaranty 8.622s, 2049                                              70,773
        150,000  Wachovia Corp. sub. notes 5 1/4s, 2014                                                                  150,427
        240,000  Washington Mutual Capital Trust I sr. notes 5s, 2012                                                    238,630
         55,000  Western Financial Bank sub. debs. 9 5/8s, 2012                                                           59,813
         60,000  Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049 (Australia)                                   61,858
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,167,665

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         55,000  Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)                                              56,238
        120,000  American Home Products Corp. notes 6.95s, 2011                                                          131,599
        100,000  AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                                          107,250
         40,000  Ardent Health Services, Inc. sr. sub. notes 10s, 2013                                                    47,400
         45,000  Bayer Corp. 144A FRB 6.2s, 2008                                                                          46,907
         40,000  Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)                                29,900
        132,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                                        142,811
         25,000  HCA, Inc. sr. notes 6.95s, 2012                                                                          25,949
         49,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                                                 48,755
         58,000  Healthsouth Corp. sr. notes 7s, 2008                                                                     56,405
         20,000  Hospira, Inc. notes 5.9s, 2014                                                                           20,818
         75,000  MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                                     42,750
         70,000  Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                               68,250
         78,000  PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                                           85,995
          7,000  Service Corp. International notes 6s, 2005                                                                7,000
         80,000  Service Corp. International 144A sr. notes 6 3/4s, 2016                                                  76,800
         60,000  Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                                            55,200
         55,000  Tenet Healthcare Corp. 144A sr. notes 9 1/4s, 2015                                                       54,863
        100,000  Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                                            98,250
         35,000  Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014                                              36,838
         50,000  Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)                                             56,750
         25,000  WellPoint, Inc. 144A notes 5s, 2014                                                                      24,528
         25,000  WellPoint, Inc. 144A notes 4 1/4s, 2009                                                                  24,406
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,345,662

Other (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,925,000  Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009                                          1,879,281

Technology (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         40,000  Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s, 2012                                                 39,300
         45,000  Amkor Technologies, Inc. sr. notes 7 3/4s, 2013                                                          37,800
         70,000  Celestica, Inc. sr.sub. notes 7 7/8s, 2011 (Canada)                                                      70,875
         45,000  Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014                                      44,256
         35,000  Fiserv, Inc. notes 4s, 2008                                                                              34,489
         75,000  Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014                                             78,375
         80,000  Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                                          80,000
         55,000  Lucent Technologies, Inc. debs. 6.45s, 2029                                                              47,438
         20,000  Motorola, Inc. notes 7 5/8s, 2010                                                                        22,473
         50,000  Motorola, Inc. notes 4.608s, 2007                                                                        50,130
         65,000  Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)                               69,306
         35,000  SunGard Data Systems, Inc. bonds 4 7/8s, 2014                                                            28,211
         50,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                                                  55,250
         48,000  Unisys Corp. sr. notes 8 1/8s, 2006                                                                      49,200
        110,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                                      112,063
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         819,166

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         16,221  Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018                              16,018
         87,025  Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017                            82,674
         45,000  CSX Corp. notes 6 3/4s, 2011                                                                             49,109
         20,000  CSX Corp. notes 6 1/4s, 2008                                                                             21,047
         35,000  Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                                           38,150
         85,000  Norfolk Southern Corp. notes 7.05s, 2037                                                                 99,465
         30,000  Norfolk Southern Corp. sr. notes 6 3/4s, 2011                                                            32,881
         25,182  Northwest Airlines Corp. pass-through certificates Ser. 99-2A, 7.575s, 2019                              25,461
         80,000  Union Pacific Corp. notes 7 3/8s, 2009                                                                   87,664
        190,000  United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)                                              15,438
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         467,907

Utilities & Power (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         25,000  AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013                                                     25,500
         40,000  AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013                                                       40,778
        155,000  AES Corp. (The) 144A sec. notes 8 3/4s, 2013                                                            168,175
         30,000  Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007                                                    33,150
         70,000  Allegheny Energy Supply 144A bonds 8 1/4s, 2012                                                          74,200
         40,000  Atmos Energy Corp. notes 4.95s, 2014                                                                     38,540
        150,000  Calpine Corp. 144A sec. notes 8 1/2s, 2010                                                              117,750
         55,000  Carolina Power & Light Co. 1st. mtge. 5.7s, 2035                                                         54,694
         50,000  CenterPoint Energy Resources Corp. notes 7 3/4s, 2011                                                    56,701
         60,000  Cleveland Electric Illuminating Co. (The) sr. notes 5.65s, 2013                                          61,041
         25,000  Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017                             29,978
         45,000  Consolidated Natural Gas Co. sr. notes 5s, 2014                                                          44,000
         35,000  Consumers Energy Co. 1st mtge. 5.65s, 2020                                                               34,837
         95,000  Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013                                                      95,669
         40,000  Dayton Power & Light Co. (The) 144A 1st mtge. 5 1/8s, 2013                                               40,349
         25,000  Detroit Edison Co. 144A 1st mtge. 5.45s, 2035                                                            24,155
         60,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                                         63,748
         65,000  Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005                                                        65,489
         25,000  Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013                                                      27,250
        185,000  El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031                                                            173,900
         65,000  Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014                                63,375
          5,000  FirstEnergy Corp. notes Ser. B, 6.45s, 2011                                                               5,275
         65,000  FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031                                                             73,626
         35,000  Florida Power & Light Co. 1st mtge. 5.95s, 2033                                                          37,432
         25,000  Florida Power & Light Co. 1st mtge. 5 5/8s, 2034                                                         25,575
         25,000  Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013                                                     26,315
         30,000  Kinder Morgan, Inc. notes 5.15s, 2015                                                                    29,228
         80,000  Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                               86,895
        200,000  MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007                                                  200,712
        100,000  Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034                                                     111,500
         80,000  Monongahela Power Co. 1st mtge. 5s, 2006                                                                 80,479
         30,000  National Fuel Gas Co. notes 5 1/4s, 2013                                                                 29,969
         76,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                      85,310
         25,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                    24,375
         65,000  NiSource Finance Corp. company guaranty 7 7/8s, 2010                                                     74,125
        120,000  Northern States Power Co. 1st mtge. Ser. B, 8s, 2012                                                    142,889
        140,000  NRG Energy, Inc. 144A sr. sec. notes 8s, 2013                                                           148,050
         45,000  Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033                                                      53,481
         60,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012                                                      64,323
         55,000  Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034                                                         56,400
         30,000  Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014                                                          29,261
         15,000  Pacific Gas & Electric Co. 1st. mtge. 4.2s, 2011                                                         14,544
         45,000  PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013                                                            46,392
         40,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                                                  40,926
         94,336  Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012                                                 97,063
         30,000  PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007                                         32,586
         25,000  Public Service Company of New Mexico sr. notes 4.4s, 2008                                                24,813
         40,000  Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008                                             42,209
         45,000  Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009                                           48,599
         35,000  Rochester Gas & Electric notes 6 3/8s, 2033                                                              38,064
         35,000  Sierra Pacific Resources sr. notes 8 5/8s, 2014                                                          37,275
         40,000  Southern California Edison Co. 1st mtge. 6s, 2034                                                        41,533
         25,000  Southern California Edison Co. 1st mtge. 5s, 2014                                                        24,778
         35,000  Southern California Edison Co. 1st. mtge. 5s, 2016                                                       34,323
         30,000  Tampa Electric Co. notes 6 7/8s, 2012                                                                    33,273
         85,000  Teco Energy, Inc. notes 7.2s, 2011                                                                       89,569
         20,000  Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017                                                    21,482
         90,000  Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014                                  90,225
         15,000  TGT Pipeline Co. 144A notes 5 1/2s, 2017                                                                 14,921
         95,000  Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)                                    97,850
        100,000  Williams Cos., Inc. (The) notes 7 5/8s, 2019                                                            108,249
         33,477  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON) (F)                               1
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,697,174
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $34,561,392)                                                 $34,835,343
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (6.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $162,314  Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.19s, 2034                                  $162,314
        369,000  Aames Mortgage Trust Ser. 03-1, Class A, Interest Only (IO), 6s, 2005                                     6,948
         14,429  Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033                                              14,415
        140,235  ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005                                                 2,039
        158,000  ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)                               157,727
        285,000  Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005                                               5,729
                 Aegis Asset Backed Securities Trust 144A
         21,876  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                                       21,825
         37,403  Ser. 04-4N, Class Note, 5s, 2034                                                                         37,427
         29,652  Ser. 04-5N, Class Note, 5s, 2034                                                                         29,652
         42,478  Ser. 04-6N, Class Note, 4 3/4s, 2035                                                                     42,425
        260,077  AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.26s, 2029                                             260,077
        305,875  American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
                 3.31s, 2012                                                                                             305,923
                 American Home Mortgage Investment Trust
        444,000  FRB Ser. 05-1, Class 5A1, 5.001s, 2035                                                                  446,289
        496,000  FRB Ser. 05-1, Class 4A1, 4.992s, 2035                                                                  498,790
        318,039  FRB Ser. 04-3, Class 2A, 3.59s, 2034                                                                    313,707
        127,196  FRB Ser. 04-3, Class 3A, 3.71s, 2034                                                                    125,596
         34,775  Ameriquest Finance NIM Trust 144A Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman
                 Islands)                                                                                                 34,645
                 Ameriquest Mortgage Securities, Inc.
        223,945  Ser. 03-12, Class S, IO, 5s, 2006                                                                         8,958
        712,553  Ser. 03-3, Class S, IO, 5s, 2005                                                                         15,504
        306,004  Ser. 03-8, Class S, IO, 5s, 2006                                                                          9,639
         54,758  Ameriquest Mortgage Securities, Inc. 144A Ser. 04-RN9, 4.8s, 2034 (Cayman
                 Islands)                                                                                                 54,758
         83,182  Amortizing Residential Collateral Trust Ser. 02-BC3, Class A, IO, 6s, 2005                                  746
                 Argent NIM Trust 144A
         13,017  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman Islands)                                                        13,017
         24,140  Ser. 04-WN4, Class A, 4.459s, 2034 (Cayman Islands)                                                      24,072
         21,220  Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)                                                       21,220
                 Asset Backed Funding Corp. NIM Trust 144A
          4,432  Ser. 03-OPT1, Class Note, 6.9s, 2033                                                                      4,432
         26,021  Ser. 03-WMC1, Class Note, 6.9s, 2033                                                                     26,059
         25,956  Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)                                                     25,777
         42,488  Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)                                                     42,488
         47,188  Ser. 04-AHL1, Class Note, 5.6s, 2033                                                                     47,187
         36,012  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)                                                         35,893
         14,605  Asset Backed Securities Corp. Home Equity Loan Trust FRB Ser. 04-HE1,
                 Class A3, 3.21s, 2034                                                                                    14,625
                 Asset Backed Securities Corp. Home Equity Loan Trust FRB
         63,008  Ser. 04-HE9, Class A2, 3.22s, 2034                                                                       63,020
         69,406  Ser. 05-HE1, Class A3, 3.14s, 2035                                                                       69,464
         33,230  Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034                                    33,230
         60,000  Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 3.84s, 2011                                            61,313
                 Bayview Financial Acquisition Trust
        268,751  Ser. 04-B, Class A1, 3.17s, 2039                                                                        268,751
      1,276,281  Ser. 04-D, Class A, IO, 3 1/2s, 2007                                                                     53,642
        250,000  FRB Ser. 03-G, Class A1, 3.45s, 2039                                                                    250,000
        150,644  FRN Ser. 03-F, Class A, 3.35s, 2043                                                                     151,229
        220,250  Bayview Financial Acquisition Trust FRN Ser. 04-D, Class A, 3.24s, 2044                                 220,250
                 Bayview Financial Asset Trust 144A
      1,241,040  Ser. 03-X, Class A, IO, 0.9s, 2006                                                                       21,718
      3,076,174  Ser. 03-Z, Class AIO1, IO, 0.48s, 2005                                                                    6,737
         65,978  FRB Ser. 03-SSRA, Class A, 3.55s, 2038                                                                   66,143
         65,978  FRB Ser. 03-SSRA, Class M, 4.2s, 2038                                                                    66,143
         97,650  FRB Ser. 04-SSRA, Class A1, 3.45s, 2039                                                                  97,650
                 Bear Stearns Alternate Trust
        228,218  Ser. 04-11, Class 2A2, 4.966s, 2034                                                                     229,494
        469,286  Ser. 04-12, Class 2A2, 5.123s, 2035                                                                     473,039
         77,340  Ser. 04-9, Class 1A1, 5.124s, 2034                                                                       77,910
        160,000  Ser. 05-3, Class 2A1, 5.063s, 2035                                                                      161,150
        110,355  Ser. 05-2, Class 2A2A, 4.93s, 2035                                                                      110,889
                 Bear Stearns Asset Backed Securities NIM Trust 144A
         42,449  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)                                                         42,449
         44,083  Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)                                                    43,973
         33,842  Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)                                                     33,894
         31,247  Ser. 04-HE7N, Class A1, 5 1/4s, 2034                                                                     31,305
         32,414  Ser. 04-HE8N, Class A1, 5s, 2034                                                                         32,414
                 Bear Stearns Asset Backed Securities, Inc.
      1,083,000  Ser. 03-1, Class A, IO, 5s, 2005                                                                         17,855
        606,400  Ser. 03-AC3, Class A, IO, 5s, 2005                                                                       16,151
        407,200  Ser. 03-AC4, Class A, IO, 5s, 2006                                                                       14,142
        164,755  FRB Ser. 03-1, Class A1, 3.35s, 2042                                                                    164,755
         88,000  FRB Ser. 03-3, Class A2, 3.44s, 2043                                                                     88,000
         13,000  Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 5.56s, 2010                            13,748
         31,000  CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011                                                  30,655
         77,166  CARSSX Finance, Ltd. 144A FRB Ser. 04-AA, Class B4, 8.31s, 2011 (Cayman
                 Islands)                                                                                                 79,418
        163,995  CDC Mortgage Capital Trust Ser. 02-HE2, Class A, IO, 5 1/4s, 2005                                         2,001
        140,000  CDO Repackaging Trust Series 144A FRB Ser. 03-2, Class A, 6.621s, 2008                                  152,950
      1,978,809  Centex Home Equity Ser. 03-A, Class A, IO, 4.436s, 2006                                                  66,336
        100,000  Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 3.89s, 2010                                      102,362
         37,039  Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note, 4.458s, 2034                            36,947
                 CHEC NIM Ltd., 144A
         34,275  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)                                                        34,273
         20,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)                                                           19,886
          8,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)                                                            6,880
         60,000  Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 3.74s, 2010                                61,219
        100,000  CNL Funding Ser. 99-1, Class A2, 7.645s, 2014                                                           107,305
                 Conseco Finance Securitizations Corp.
        324,000  Ser. 00-4, Class A6, 8.31s, 2032                                                                        279,812
        205,855  Ser. 00-5, Class A4, 7.47s, 2032                                                                        210,607
        291,000  Ser. 01-04, Class A4, 7.36s, 2033                                                                       291,767
        835,275  Ser. 01-1, Class A, IO, 2 1/2s, 2032                                                                     30,308
        312,522  Ser. 01-1, Class A4, 6.21s, 2032                                                                        316,726
        720,000  Ser. 01-1, Class A5, 6.99s, 2032                                                                        672,883
      1,805,250  Ser. 01-3, Class A, IO, 2 1/2s, 2033                                                                     79,847
         57,000  Ser. 01-3, Class A3, 5.79s, 2033                                                                         57,960
        678,032  Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                                     28,193
        275,485  Ser. 02-1, Class A, 6.681s, 2033                                                                        282,227
        148,220  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                                     39,673
                 Countrywide Asset Backed Certificates 144A
          5,397  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                                       5,416
        114,341  Ser. 04-1NIM, Class Note, 6s, 2034                                                                      115,112
        145,929  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                                      146,669
         35,305  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                                   35,382
                 Countrywide Asset-Backed Certificates 144A
         22,776  Ser. 04-11N, Class N, 5 1/4s, 2036                                                                       22,847
         44,648  Ser. 04-14N, 5s, 2036                                                                                    44,835
                 Countrywide Home Loans
        812,311  Ser. 04-25, Class 2X, Principal Only (PO), 0.983s, 2035                                                  26,273
      1,574,207  Ser. 05-2, Class 2X, IO, 1.295s, 2035                                                                    52,638
         32,000  Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 3.39s, 2035                                32,000
         55,325  Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034                                          55,349
        200,000  First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.751s, 2039                                     205,051
         63,816  First Consumers Master Trust FRN Ser. 01-A, Class A, 3.12s, 2008                                         63,298
        392,000  First Franklin Mortgage Loan Asset Backed Certificates Ser. 03-FFC, Class S,
                 IO, 6s, 2005                                                                                             11,638
         29,923  First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10, Class N1,
                 4.45s, 2034 (Cayman Islands)                                                                             29,921
         15,563  First Franklin NIM Trust 144A Ser. 04-FF1, Class N1, 4 1/2s, 2034                                        15,519
        100,000  Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009                                             98,438
         44,417  Fremont NIM Trust 144A Ser. 04-3, Class A, 4 1/2s, 2034                                                  44,341
                 Fremont NIM Trust 144A
         22,543  Ser. 04-3, Class B, 7 1/2s, 2034                                                                         21,752
         26,248  Ser. 04-A, Class Note, 4 3/4s, 2034                                                                      26,151
         18,189  Ser. 04-B, Class Note, 4.703s, 2034                                                                      18,189
         52,590  Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)                                                       52,785
        100,000  GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.29s, 2010                            100,000
         84,937  GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 3.7s, 2018                                84,937
                 GEBL 144A
         99,130  Ser. 04-2, Class D, 5s, 2032                                                                             99,189
         99,130  Ser. 04-2, Class C, 3.44s, 2032                                                                          99,189
                 GMAC Mortgage Corp. Loan Trust
      1,000,000  Ser. 04-HE5, Class A, IO, 6s, 2007                                                                       97,210
        129,775  Ser. 05-AR1, Class 1A2, 4.43s, 2035                                                                     129,654
         20,000  Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A,
                 Class 4, 6.09s, 2015 (Cayman Islands)                                                                    20,275
                 Granite Mortgages PLC
         70,000  FRB Ser. 03-3, Class 1C, 4.12s, 2044 (United Kingdom)                                                    71,610
        100,000  Ser. 04-2, Class 1C, 3 3/4s, 2044 (United Kingdom)                                                      100,219
         80,000  FRB Ser. 04-1, Class 1C, 3.95s, 2044 (United Kingdom)                                                    80,375
         50,000  Granite Mortgages PLC FRB Ser. 02-2, Class 1C, 3.92s, 2043 (United Kingdom)                              50,800
                 Green Tree Financial Corp.
        101,816  Ser. 97-4, Class A7, 7.36s, 2029                                                                        108,689
         24,874  Ser. 97-6, Class A8, 7.07s, 2029                                                                         25,249
         44,381  Ser. 97-6, Class A9, 7.55s, 2029                                                                         47,066
         80,427  Ser. 97-7, Class A8, 6.86s, 2029                                                                         84,448
         55,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                                        57,303
        330,000  Ser. 99-5, Class A5, 7.86s, 2030                                                                        290,196
                 Greenpoint Manufactured Housing
        219,085  Ser. 00-3, Class IA, 8.45s, 2031                                                                        208,914
        180,000  Ser. 99-5, Class A4, 7.59s, 2028                                                                        187,263
        183,000  GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011                                                    179,996
                 GSAMP Trust 144A
          3,541  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                                    3,541
         26,353  Ser. 04-HE1N, Class N1, 5s, 2034                                                                         26,298
        158,247  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                                    158,041
         75,000  Ser. 04-NIM1, Class N2, zero %, 2034                                                                     54,975
        155,808  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                                     155,575
         20,755  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                                   20,730
         57,000  Ser. 05-NC1, Class N, zero %, 2035                                                                       56,801
        191,196  High Income Trust Securities 144A FRB Ser. 03-1A, Class A,
                 3.27s, 2036 (Cayman Islands)                                                                            185,460
         36,000  Holmes Financing PLC FRB Ser. 8, Class 2C, 3.38s, 2040 (United Kingdom)                                  36,225
         40,000  Holmes Financing PLC FRB Ser. 4, Class 3C, 3.96s, 2040 (United Kingdom)                                  40,512
                 Home Equity Asset Trust 144A
         25,891  Ser. 03-6N, Class A, 6 1/2s, 2034                                                                        25,923
          6,980  Ser. 03-7N, Class A, 5 1/4s, 2034                                                                         6,985
         28,176  Ser. 04-1N, Class A, 5s, 2034                                                                            28,176
         35,695  Ser. 04-3N, Class A, 5s, 2034                                                                            35,695
         47,284  Ser. 04-4N, Class A, 5s, 2034                                                                            47,284
         85,874  Ser. 04-5N, Class A, 5 1/4s, 2034                                                                        85,874
        171,000  Ser. 04-7N, Class A, 4 1/2s, 2035                                                                       170,231
         21,000  Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011                                            20,737
         49,435  IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005                                                 816
      1,102,000  Irwin Home Equity Ser. 03-B, Class A, IO, 10s, 2005                                                      45,345
        120,000  LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 5.85s, 2036 (Cayman Islands)                              130,800
                 Long Beach Asset Holdings Corp. NIM Trust 144A
         19,351  Ser. 04-2, Class N1, 4.94s, 2034                                                                         19,351
         60,156  Ser. 04-5, Class Note, 5s, 2034                                                                          60,288
        149,552  Ser. 05-1, Class N1, 4.115s, 2035                                                                       149,552
                 Long Beach Mortgage Loan Trust
        478,562  Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                                                     4,565
      1,081,541  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                                    54,726
        540,769  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                                    27,363
                 Marriott Vacation Club Owner Trust 144A
         36,672  Ser. 04-1A, Class C, 5.265s, 2026                                                                        36,464
         45,965  FRB Ser. 02-1A, Class A1, 3.55s, 2024                                                                    46,372
                 Master Asset Backed Securities NIM Trust 144A
         14,710  Ser. 04-CI3, Class N1, 4.45s, 2034                                                                       14,710
         62,510  Ser. 04-CI5, Class N1, 4.946s, 2034                                                                      62,616
         32,598  Ser. 04-HE1A, Class Note, 5.191s, 2034                                                                   32,403
        121,000  Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034                                  127,863
        100,000  MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 3.99s, 2010                                102,087
        127,664  Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 3.47s, 2027                                            122,557
         20,737  Merrill Lynch Mortgage Investors, Inc. Ser. 04-OP1N, Class N1,
                 4 3/4s, 2035 (Cayman Islands)                                                                            20,675
                 Merrill Lynch Mortgage Investors, Inc. 144A
         11,301  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                                     11,312
         10,274  Ser. 03-WM1N, Class N1, 7s, 2033                                                                         10,300
         37,920  Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)                                                        37,683
         38,538  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                                     38,719
         17,364  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                                     17,288
         40,402  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                                     40,187
         92,781  Ser. 05-WM1N, Class N1, 5s, 2035                                                                         92,062
         51,000  Metris Master Trust FRN Ser. 04-2, Class C, 4.2s, 2010                                                   51,323
        101,000  Metris Master Trust 144A FRN Ser. 00-3, Class C, 4.23s, 2009                                            101,205
         53,775  Mid-State Trust Ser. 11, Class B, 8.221s, 2038                                                           54,511
        139,771  MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010                                                   140,050
          8,785  Morgan Stanley ABS Capital I 144A Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                  8,807
        155,835  Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.14s, 2035                                  156,273
         16,000  Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012                                         15,965
                 Morgan Stanley Auto Loan Trust 144A
         53,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                                       52,523
         25,000  Ser. 04-HB2, Class E, 5s, 2012                                                                           23,977
         14,701  Morgan Stanley Dean Witter Capital I FRN Ser. 01-NC4, Class B1, 5.35s, 2032                              14,585
         69,000  New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033                                     67,396
                 New Century Mortgage Corp. NIM Trust 144A
          3,838  Ser. 03-5, Class Note, 8s, 2033                                                                           3,852
         14,162  Ser. 03-B, Class Note, 6 1/2s, 2033                                                                      14,193
         48,530  Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.805s, 2035                                         52,928
         40,374  Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, IO, 10.118s, 2034                               43,730
         65,640  Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034                                             65,640
                 Oakwood Mortgage Investors, Inc.
        112,684  Ser. 00-A, Class A3, 7.945s, 2022                                                                        97,523
        198,220  Ser. 01-E, Class A, IO, 6s, 2009                                                                         33,941
        290,486  Ser. 02-C, Class A1, 5.41s, 2032                                                                        252,781
         98,820  Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030                                   92,064
         30,000  Ocean Star PLC 144A FRB Ser. 04, Class D, 5.09s, 2018 (Ireland)                                          30,000
         15,335  Ocwen Mortgage Loan Asset Backed Certificates Ser. 99-OFS1, Class AV,
                 3.2s, 2029                                                                                               15,354
                 Option One Mortgage Securities Corp. NIM Trust 144A
          5,369  Ser. 03-5, Class Note, 6.9s, 2033                                                                         5,396
         82,832  Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)                                                      82,832
        117,230  Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005                                  1,003
         31,000  Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017                                             29,973
                 Park Place Securities NIM Trust 144A
         16,489  Ser. 04-MCWN1, Class A, 4.458s, 2034                                                                     16,509
         52,000  Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)                                                     52,000
         91,258  Ser. 04-WHQ2, Class A, 4s, 2035                                                                          91,121
         95,223  People's Choice Net Interest Margin Note 144A Ser. 04-2, Class A, 5s, 2034                               95,437
                 Permanent Financing PLC
        104,000  FRB Ser. 5, Class 1C, 3.47s, 2042 (United Kingdom)                                                      104,033
        104,000  FRB Ser. 5, Class 2C, 3.62s, 2042 (United Kingdom)                                                      104,520
         40,000  FRB Ser. 1, Class 3C, 4.17s, 2042 (United Kingdom)                                                       40,384
         60,000  FRB Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)                                                       60,816
        110,000  FRB Ser. 4, Class 3C, 3.77s, 2042 (United Kingdom)                                                      110,341
                 Pillar Funding PLC 144A
        116,000  FRB Ser. 04-1A, Class C1, 4.01s, 2011 (United Kingdom)                                                  116,651
        100,000  FRB Ser. 04-2A, Class C, 3.89s, 2011 (United Kingdom)                                                   100,100
                 Providian Gateway Master Trust 144A
         45,000  Ser. 04-DA, Class D, 4.4s, 2011                                                                          43,868
        100,000  FRB Ser. 04-AA, Class D, 4.66s, 2011                                                                    102,200
        100,000  FRN Ser. 04-BA, Class D, 4.21s, 2010                                                                    100,760
        110,198  Renaissance Home Equity Loan Trust Ser. 03-2, Class A, IO, 3s, 2005                                       1,375
                 Renaissance NIM Trust 144A
         34,419  Ser. 04-A, Class Note, 4.45s, 2034                                                                       34,419
         50,000  Renaissance NIM Trust Ser. 05-1, 4.7s, 2035                                                              50,000
                 Residential Accredit Loans, Inc.
         54,979  Ser. 04-QA5, Class A2, 5.002s, 2034                                                                      55,320
        276,580  Ser. 04-QA6, Class NB1, 5.009s, 2034                                                                    278,265
                 Residential Asset Mortgage Products, Inc.
        144,000  Ser. 02-SL1, Class AI3, 7s, 2032                                                                        144,434
      1,707,067  Ser. 03-RS1, Class A, IO, 1s, 2005                                                                        4,853
                 Residential Asset Securities Corp.
        985,846  Ser. 03-KS2, Class A, IO, 3 1/2s, 2005                                                                   11,752
         34,397  Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                                                     505
                 Residential Asset Securities Corp. 144A
         75,171  Ser. 04-N10B, Class A1, 5s, 2034                                                                         75,171
         76,497  Ser. 04-NT, Class Note, 5s, 2034                                                                         76,115
         43,761  Ser. 04-NT12, Class Note, 4.7s, 2035                                                                     43,760
        226,000  Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note,
                 4 1/4s, 2035                                                                                            226,000
        294,292  Residential Asset Securitization Trust IFB Ser. 03-A6, Class A5, IO,
                 4.65s, 2033                                                                                              16,922
                 SAIL Net Interest Margin Notes 144A
         18,252  Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)                                                       18,435
         15,867  Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)                                                      15,947
          5,316  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)                                                         5,310
          5,454  Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)                                                          5,453
          8,436  Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)                                                            8,436
         18,181  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                                           18,086
         91,604  Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)                                                          91,640
        131,571  Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)                                                    131,571
         57,703  Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)                                                       57,703
         92,098  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                                           91,960
         28,412  Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)                                                       28,370
         30,357  Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)                                                       30,315
         54,973  Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)                                                           54,973
         26,924  Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                       26,561
        142,344  Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)                                                      141,846
         38,748  Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)                                                         38,763
         27,522  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)                                                         27,481
        133,828  Ser. 05-1A, Class A, 4 1/4s, 2035                                                                       133,360
        151,000  Ser. A, Class 05-2A, 4 3/4s, 2035 (Cayman Islands)                                                      151,060
                 Sasco Net Interest Margin Trust 144A
        142,109  Ser. 05-NC1A, Class A, 4 3/4s, 2035                                                                     142,109
        127,357  Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                                     127,650
                 Sharps SP I, LLC Net Interest Margin Trust 144A
         31,287  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                                      31,287
          2,305  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                                       2,305
         26,943  Ser. 04-4N, Class Note, 6.65s, 2034                                                                      26,978
         15,863  Ser. 04-HE1N, Class Note, 4.94s, 2034                                                                    15,863
         15,985  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                                      15,945
        148,763  Ser. 04-HE4N, Class NA, 3 3/4s, 2034                                                                    148,302
         17,921  Ser. 04-HS1N, Class Note, 5.92s, 2034                                                                    17,921
         71,684  Ser. 04-RM2N, Class NA, 4s, 2035                                                                         71,455
                 Structured Adjustable Rate Mortgage Loan Trust
        111,666  Ser. 04-10, Class 1A1, 4.95s, 2034                                                                      112,686
        153,060  Ser. 04-12, Class 1A2, 5.051s, 2034                                                                     154,474
        264,146  Ser. 04-14, Class 1A, 5.12s, 2034                                                                       266,839
        217,156  Ser. 04-16, Class 1A2, 5.038s, 2034                                                                     219,139
        177,896  Ser. 04-18, Class 1A1, 5.068s, 2034                                                                     179,471
        336,077  Ser. 04-20, Class 1A2, 5.092s, 2035                                                                     338,887
        434,985  Ser. 04-6, Class 1A, 4.406s, 2034                                                                       435,573
         25,051  Ser. 04-8, Class 1A3, 4.711s, 2034                                                                       25,102
        510,862  Ser. 05-1, Class 1A1, 5.16s, 2035                                                                       515,747
                 Structured Adjustable Rate Mortgage Loan Trust
        532,000  Ser. 05-7, Class 1A3, 5.416s, 2035                                                                      538,899
        477,752  Ser. 05-4, Class 1A1, 5.393s, 2035                                                                      483,881
                 Structured Adjustable Rate Mortgage Loan Trust 144A
        195,838  Ser. 04-NP2, Class A, 3.2s, 2034                                                                        195,838
      2,798,954  Ser. 05-9, Class AX, IO, 0.509s, 2035                                                                    83,969
                 Structured Asset Investment Loan Trust
      1,729,377  Ser. 03-BC11, Class A, IO, 6s, 2005                                                                       6,900
        241,715  Ser. 03-BC12, Class A, IO, 6s, 2005                                                                       2,167
        393,857  Ser. 03-BC13, Class A, IO, 6s, 2005                                                                       3,532
         10,741  Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                     10,774
        304,665  Ser. 03-BC8, Class A, IO, 6s, 2005                                                                        7,259
      1,418,749  Ser. 04-1, Class A, IO, 6s, 2005                                                                         26,793
      1,222,426  Ser. 04-3, Class A, IO, 6s, 2005                                                                         35,173
                 Structured Asset Securities Corp.
        100,364  Ser. 02-HF1, Class A, IO, 6s, 2005                                                                          900
        141,452  Ser. 03-26A, Class 2A, 4.581s, 2033                                                                     142,508
        524,782  Ser. 03-BC2, Class A, IO, 6s, 2005                                                                       12,503
         88,892  Ser. 04-8, Class 1A1, 4.711s, 2034                                                                       89,403
         31,581  Structured Asset Securities Corp. 144A FRN Ser. 03-NP3, Class A1, 3.35s, 2033                            31,581
        155,000  Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 3.27s, 2035                                           154,872
        100,000  TIAA Real Estate CD0, Ltd. FRN Ser. 02-1A, Class III, FRN, 7.6s, 2037 (Cayman
                 Islands)                                                                                                105,063
                 Wells Fargo Home Equity Trust 144A
         45,318  Ser. 04-1N, Class A, 5s, 2034                                                                            45,156
        124,315  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)                                                       124,307
         41,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)                                                           38,950
        131,188  Wells Fargo Mortgage Backed Securities Trust FRB Ser. 04-I, Class 1A1,
                 3.391s, 2035                                                                                            130,983
                 WFS Financial Owner Trust
         21,477  Ser. 04-1, Class D, 3.17s, 2011                                                                          21,350
         31,000  Ser. 04-4, Class D, 3.58s, 2012                                                                          30,642
         20,000  Ser. 05-1, Class D, 4 1/4s, 2012                                                                         19,816
         14,334  Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010                                                    14,207
                 Whole Auto Loan Trust 144A
         68,616  Ser. 03-1, Class D, 6s, 2010                                                                             68,772
        102,000  Ser. 04-1, Class D, 5.6s, 2011                                                                          101,649
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $24,910,682)                                                   $24,610,255
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (5.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
        $51,000  Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029                                $52,484
        455,737  Asset Securitization Corp. Ser. 96-D3, Class A1C, 7.4s, 2026                                            473,457
                 Banc of America Large Loan 144A
        103,000  FRN Ser. 02-FL2A, Class L1, 5.746s, 2014                                                                103,174
        100,000  FRB Ser. 05-BOCA, Class L, 4.53s, 2016                                                                  100,160
      4,488,609  Ser. 03-BBA2, Class X1A, IO, 0.746s, 2015                                                                19,788
        129,000  Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
                 5.436s, 2033                                                                                            133,620
                 Bayview Commercial Asset Trust 144A
         99,504  FRB Ser. 05-1A, Class A1, 3.15s, 2035                                                                    99,504
        413,000  Ser. 05-1A, IO, 0.775s, 2035                                                                             33,121
        354,126  Ser. 04-3, IO, 0.775s, 2035                                                                              27,251
        628,604  Ser. 04-2, IO, 0.72s, 2034                                                                               50,092
                 Bear Stearns Commercial Mortgage Securitization Corp. 144A
        100,000  Ser. 04-ESA, Class K, 5.3s, 2016                                                                        100,000
        100,000  Ser. 04-HS2A, Class G, 4.2s, 2016                                                                       100,000
         27,000  Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032                             29,989
                 Chase Commercial Mortgage Securities Corp. 144A
        222,000  Ser. 98-1, Class F, 6.56s, 2030                                                                         234,265
         56,000  Ser. 98-1, Class G, 6.56s, 2030                                                                          58,953
         85,000  Ser. 98-1, Class H, 6.34s, 2030                                                                          71,992
                 Commercial Mortgage Acceptance Corp.
        186,000  Ser. 97-ML1, Class A3, 6.57s, 2030                                                                      192,600
         60,138  Ser. 97-ML1, Class A2, 6.53s, 2030                                                                       60,739
      2,738,739  Ser. 97-ML1, IO, 0.716s, 2017                                                                            58,198
                 Commercial Mortgage Acceptance Corp. 144A
         98,000  Ser. 98-C1, Class F, 6.23s, 2031                                                                        102,001
         34,000  Ser. 98-C2, Class F, 5.44s, 2030                                                                         33,918
                 Commercial Mortgage Pass-Through Certificates 144A
         97,000  Ser. 01-FL4A, Class D, 3.66s, 2013                                                                       96,039
         74,000  FRB Ser. 01-J2A, Class A2F, 3.32s, 2034                                                                  75,054
         59,000  CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035                               62,823
                 CS First Boston Mortgage Securities Corp. 144A
         55,000  FRN Ser. 03-TF2A, Class L, 6.81s, 2014                                                                   54,809
         50,000  FRB Ser. 04-TF2A, Class J, 3.76s, 2016                                                                   50,000
         50,000  FRB Ser. 04-TF2A, Class H, 3.51s, 2019                                                                   50,000
      3,159,000  Ser. 01-CK1, Class AY, IO, 0.787s, 2035                                                                 119,943
      2,828,213  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO,
                 0.715s, 2031                                                                                             83,045
                 DLJ Commercial Mortgage Corp.
        107,000  Ser. 00-CF1, Class A1B, 7.62s, 2033                                                                     119,587
        130,000  Ser. 99-CG2, Class B4, 6.1s, 2032                                                                       132,919
        100,000  DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032                                    102,604
                 Fannie Mae
        139,115  IFB Ser. 04-10, Class QC, 17.2s, 2031                                                                   152,189
          8,157  IFB Ser. 02-36, Class SJ, 13s, 2029                                                                       8,472
        101,616  IFB Ser. 03-87, Class SP, 10.863s, 2032                                                                  96,813
         94,742  Ser. 04-T3, Class PT1, 9.952s, 2044                                                                     104,124
         20,948  Ser. 02-T12, Class A4, 9 1/2s, 2042                                                                      22,702
         79,564  Ser. 02-T4, Class A4, 9 1/2s, 2041                                                                       86,090
         43,538  Ser. 02-T6, Class A3, 9 1/2s, 2041                                                                       47,051
         63,225  Ser. 03-W6, Class PT1, 9.371s, 2042                                                                      68,571
         50,744  Ser. 02-26, Class A2, 7 1/2s, 2048                                                                       53,790
        222,308  Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                                     236,190
         55,646  Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                                     59,062
         24,676  Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                                      25,990
        157,971  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                                      167,770
          6,692  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                                       7,104
        100,497  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                                     106,540
        107,079  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                     113,520
        381,606  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                                     404,513
        213,822  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                     226,743
        175,967  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                                      186,329
         51,139  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                                      54,161
        277,339  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                                      293,815
         83,556  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                       88,145
        264,609  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                      280,251
        201,094  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                      212,736
        495,706  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                                      524,077
         68,161  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                                      72,121
        526,089  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                      555,897
        116,383  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                      122,868
         14,358  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                       15,164
         28,618  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                                       30,281
          8,696  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                        9,210
         47,112  Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                                                     49,946
         86,999  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                                       92,078
            388  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                                          411
         22,463  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                                       23,863
        314,617  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                      333,215
         97,780  IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031                                                               17,542
        445,772  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                                   57,393
      1,486,362  Ser. 350, Class 2, IO, 5 1/2s, 2034                                                                     343,837
        172,797  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                                      40,041
        243,823  Ser. 03-71, Class IE, IO, 5 1/2s, 2033                                                                   52,406
      2,445,878  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                                     575,401
      2,671,727  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                                     629,096
      3,148,160  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                                     733,960
        352,290  Ser. 331, Class 1, IO, 5 1/2s, 2032                                                                      74,523
        360,741  Ser. 03-26, Class OI, IO, 5 1/2s, 2032                                                                   63,839
        690,501  IFB Ser. 03-118, Class SF, IO, 5 1/4s, 2033                                                              83,537
         17,674  IFB Ser. 02-36, Class QH, IO, 5.2s, 2029                                                                    547
        157,484  Ser. 03-24, Class UI, IO, 5s, 2031                                                                       25,525
        277,064  Ser. 343, Class 25, IO, 4 1/2s, 2018                                                                     44,682
        158,542  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                                     26,307
        495,898  IFB Ser. 03-122, Class SJ, IO, 4 1/4s, 2028                                                              35,951
        468,491  IFB Ser. 03-122, Class SA, IO, 4 1/4s, 2028                                                              32,237
        294,000  IFB Ser. 05-29, Class SD, IO, 4.13s, 2035                                                                23,153
        490,369  IFB Ser. 05-29, Class SX, IO, 4.08s, 2035                                                                36,088
        376,000  IFB Ser. 05-23, Class SG, IO, 3.98s, 2035                                                                31,020
        209,595  IFB Ser. 05-17, Class ES, IO, 3.9s, 2035                                                                 20,567
         99,627  IFB Ser. 05-17, Class SY, IO, 3.9s, 2035                                                                  9,387
        328,054  IFB Ser. 05-17, Class SA, IO, 3.85s, 2035                                                                28,756
        365,416  IFB Ser. 05-17, Class SE, IO, 3.85s, 2035                                                                29,348
      1,062,172  Ser. 03-W12, Class 2, IO, 2.216s, 2043                                                                   51,961
      2,242,074  Ser. 03-W10, Class 1, IO, 1.988s, 2043                                                                  106,499
        619,393  Ser. 03-W10, Class 3, IO, 1.957s, 2043                                                                   30,389
      2,205,252  Ser. 03-W8, Class 12, IO, 1.639s, 2042                                                                   85,223
        738,037  Ser. 03-W17, Class 12, IO, 1.16s, 2033                                                                   21,235
      3,078,833  Ser. 03-T2, Class 2, IO, 0.961s, 2042                                                                    56,847
      1,241,935  Ser. 03-W8, Class 11, IO, 0.933s, 2042                                                                    2,582
        715,451  Ser. 03-W6, Class 51, IO, 0.678s, 2042                                                                   10,338
        711,474  Ser. 01-T12, Class IO, 0.57s, 2041                                                                        8,207
      1,175,280  Ser. 01-50, Class B1, IO, 0.472s, 2041                                                                   10,673
      5,650,936  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                                     53,241
      3,701,138  Ser. 02-T4, IO, 0.451s, 2041                                                                             32,339
        690,204  Ser. 02-T1, Class IO, IO, 0.424s, 2031                                                                    6,154
      1,020,996  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                                                     8,127
      1,070,486  Ser. 03-W6, Class 23, IO, 0.353s, 2042                                                                    7,946
      2,664,416  Ser. 01-79, Class BI, IO, 0.346s, 2045                                                                   20,681
        489,470  Ser. 354, Class 1, PO, zero %, 2034                                                                     370,886
      1,111,614  Ser. 352, Class 1, PO, zero %, 2034                                                                     844,621
      3,120,433  Ser. 353, Class 1, PO, zero %, 2034                                                                   2,267,081
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
         21,688  Ser. T-42, Class A6, 9 1/2s, 2042                                                                        23,492
        405,228  Ser. T-60, Class 1A3, 7 1/2s, 2044                                                                      428,022
         69,642  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                        73,703
        284,692  Ser. T-57, Class 1A3, 7 1/2s, 2043                                                                      301,062
        157,681  Ser. T-51, Class 2A, 7 1/2s, 2042                                                                       166,620
         50,917  Ser. T-42, Class A5, 7 1/2s, 2042                                                                        53,910
        874,489  Ser. T-56, Class A, IO, 1.182s, 2043                                                                     13,117
        922,333  Ser. T-56, Class 3, IO, 0.356s, 2043                                                                      9,777
      1,088,992  Ser. T-56, Class 1, IO, 0.285s, 2043                                                                      8,505
      1,063,160  Ser. T-56, Class 2, IO, 0.037s, 2043                                                                      2,987
        267,348  FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027                                        295,938
      1,653,957  First Union National Bank-Bank of America Commercial Mortgage 144A
                 Ser. 01-C1, Class 3, IO, 1.745s, 2033                                                                   132,510
        131,000  First Union-Lehman Brothers Commercial Mortgage Trust II Ser. 97-C2, Class F,
                 7 1/2s, 2029                                                                                            149,283
         66,000  First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G,
                 7s, 2035                                                                                                 72,554
                 Freddie Mac
        264,307  IFB Ser. 2763, Class SC, 17.36s, 2032                                                                   289,601
        265,391  IFB Ser. 2927, Class SI, IO, 5.69s, 2035                                                                 38,445
        261,683  Ser. 226, IO, 5 1/2s, 2034                                                                               62,326
        203,391  Ser. 223, IO, 5 1/2s, 2032                                                                               45,966
        100,000  Ser. 2581, Class IH, IO, 5 1/2s, 2031                                                                    30,390
      3,124,683  Ser. 227, IO, 5s, 2034                                                                                  808,282
        100,000  Ser. 2676, Class IK, IO, 5s, 2020                                                                        18,770
        276,358  IFB Ser. 2828, Class GI, IO, 4.69s, 2034                                                                 34,108
        161,013  IFB Ser. 2869, Class SH, IO, 4.49s, 2034                                                                 14,206
        727,961  IFB Ser. 2869, Class JS, IO, 4.44s, 2034                                                                 62,879
        142,500  IFB Ser. 2882, Class SL, IO, 4.39s, 2034                                                                 14,707
        273,442  IFB Ser. 2815, Class PT, IO, 4.24s, 2032                                                                 25,379
        291,546  IFB Ser. 2950, Class SM, IO, 4.05s, 2016                                                                 25,146
        211,036  IFB Ser. 2927, Class ES, IO, 3.89s, 2035                                                                 16,367
        823,679  Ser. 2962, Class BS, 3.88s, 2035                                                                         54,183
         88,065  Ser. 2696, PO, zero %, 2033                                                                              57,047
         51,697  General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3,
                 5.06s, 2014                                                                                              51,762
                 GMAC Commercial Mortgage Securities, Inc.
         44,000  Ser. 99-C3, Class F, 7.787s, 2036                                                                        46,400
         64,000  Ser. 04-C2, Class A4, 5.301s, 2038                                                                       64,880
        277,000  Ser. 03-C2, Class A2, 5.281s, 2040                                                                      283,557
                 GMAC Commercial Mortgage Securities, Inc. 144A
         77,845  Ser. 99-C3, Class G, 6.974s, 2036                                                                        61,516
         18,116  FRN Ser. 02-FL1A, Class D, 5.521s, 2014                                                                  18,127
                 Government National Mortgage Association
        184,309  IFB Ser. 03-114, Class SP, 11.49s, 2027                                                                 186,338
        214,622  Ser. 05-13, Class PI, IO, 5 1/2s, 2033                                                                   37,291
        186,457  Ser. 05-13, Class MI, IO, 5 1/2s, 2032                                                                   31,902
        367,929  IFB Ser. 04-86, Class SW, IO, 3.9s, 2034                                                                 26,481
        837,484  Ser. 05-28, Class SA, IO, 3.35s, 2035                                                                    42,529
         26,000  GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.06s, 2015                              26,033
      1,795,000  JP Morgan Chase Commercial Mortgage Securities Corp. 144A Ser. 05-LDP1,
                 Class X1, IO, 0.039s, 2046                                                                               16,855
                 LB Commercial Conduit Mortgage Trust 144A
         35,110  Ser. 99-C1, Class F, 6.41s, 2031                                                                         35,922
         37,135  Ser. 99-C1, Class G, 6.41s, 2031                                                                         35,052
         50,000  Ser. 98-C4, Class H, 5.6s, 2035                                                                          45,842
                 Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
         83,000  FRB Ser. 03-LLFA, Class L, 6.55s, 2014                                                                   80,032
         52,000  FRB Ser. 04-LLFA, Class H, 3.76s, 2017                                                                   52,198
         49,833  FRB Ser. 03-C4, Class A, 3.371s, 2015                                                                    49,958
                 Merrill Lynch Mortgage Investors, Inc.
         17,613  Ser. 99-C1, Class A1, 7.37s, 2031                                                                        17,746
         31,000  Ser. 98-C3, Class E, 6.542s, 2030                                                                        33,767
        121,928  Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C2, Class X, IO, 6.41s, 2040                             47,857
                 Morgan Stanley Capital I 144A
         28,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                                        29,799
        100,000  Ser. 04-RR, Class F5, 6s, 2039                                                                           84,510
        100,000  Ser. 04-RR, Class F6, 6s, 2039                                                                           81,598
      3,450,000  Ser. 05-HQ5, Class X1, IO, 0.047s, 2042                                                                  28,290
                 Morgan Stanley Dean Witter Capital I 144A
         19,537  FRB Ser. 01-XLF, Class D, 4.266s, 2013                                                                   19,537
         27,563  FRB Ser. 01-XLF, Class E, 4.216s, 2013                                                                   27,563
         49,000  Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.262s, 2030                                    52,118
        265,000  Nomura Asset Securities Corp. Ser. 96-MD5, Class A1C, 7.12s, 2039                                       272,652
                 PNC Mortgage Acceptance Corp. 144A
        187,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                                       199,847
         49,000  Ser. 00-C2, Class J, 6.22s, 2033                                                                         49,784
                 Pure Mortgages 144A
        151,000  FRB Ser. 04-1A, Class F, 6.132s, 2034 (Ireland)                                                         151,113
        101,000  Ser. 04-1A, Class E, 3.882s, 2034 (Ireland)                                                             101,076
          9,428  Salomon Brothers Mortgage Securities VII Ser. 00-C2, Class A1, 7.298s, 2033                               9,511
        355,526  Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO,
                 1.06s, 2015                                                                                               6,936
        327,000  Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042                             323,845
         10,000  Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G,
                 5.72s, 2014                                                                                               9,769
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $22,282,508)                                       $21,093,379
--------------------------------------------------------------------------------------------------------------------------------

Municipal bonds and notes (--%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
        $55,000  IL State G.O. Bonds, 5.1s, 6/1/33                                               Aa3                     $52,486
         50,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16                   Aaa                      47,236
         55,000  OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27                           Aa3                      59,138
--------------------------------------------------------------------------------------------------------------------------------
                 Total Municipal bonds and notes  (cost $160,000)                                                       $158,860
--------------------------------------------------------------------------------------------------------------------------------

Warrants  (--%) (a) (NON) (cost $2,571)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                               Expiration date           Value
--------------------------------------------------------------------------------------------------------------------------------
             70  Pliant Corp. 144A                                                               6/1/10                       $1

Short-term investments (11.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,000,000  Danske Corp. for an effective yield of 1.45%, August 8, 2005 (Denmark)                                 $989,680
        300,000  HBOS Treasury Services for an effective yield of 2.82%, April 5, 2005                                   299,907
      8,469,338  Short-term investments held as collateral for loaned securities with yields ranging from 2.63% to 3.03% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                       8,466,842
     38,210,155  Putnam Prime Money Market Fund (e)                                                                   38,210,156
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $47,966,585)                                                    $47,966,585
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $421,865,855) (b)                                                          $445,084,863
================================================================================================================================
-



Putnam VT Global Asset Allocation Fund

Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $41,526,875)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                        $11,476,323         $11,508,084             4/20/05           $ (31,761)
British Pound                                             10,101,903          10,154,945             6/15/05             (53,042)
Canadian Dollar                                            1,918,224           1,924,613             4/20/05              (6,389)
Danish Krone                                                 463,604             468,704             6/15/05              (5,100)
Euro                                                       4,481,650           4,585,638             6/15/05            (103,988)
Hong Kong Dollar                                             295,303             298,736             5/18/05              (3,433)
Japanese Yen                                               3,467,396           3,572,301             5/18/05            (104,905)
New Zealand Dollar                                            55,491              55,380             4/20/05                 111
Norwegian Krone                                            3,057,915           3,143,431             6/15/05             (85,516)
Singapore Dollar                                           1,264,429           1,269,970             5/18/05              (5,541)
South Korean Won                                           1,015,885           1,020,549             5/18/05              (4,664)
Swiss Franc                                                2,477,919           2,476,088             6/15/05               1,831
Taiwan Dollar                                              1,071,996           1,048,436             5/18/05              23,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ (378,837)
================================================================================================================================



Putnam VT Global Asset Allocation Fund

Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $63,233,188)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                         $3,612,082          $3,627,967             4/20/05             $15,885
British Pound                                             10,404,538          10,454,580             6/15/05              50,042
Canadian Dollar                                           14,261,337          14,167,685             4/20/05             (93,652)
Euro                                                      12,421,186          12,533,984             6/15/05             112,798
Japanese Yen                                               5,274,141           5,467,587             5/18/05             193,446
Norwegian Krone                                            2,142,087           2,160,774             6/15/05              18,687
Swedish Krona                                              7,361,090           7,504,921             6/15/05             143,831
Swiss Franc                                                7,126,557           7,315,690             6/15/05             189,133
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $630,170
================================================================================================================================



Putnam VT Global Asset Allocation Fund

Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                           Number of                              Expiration       appreciation/
                                                           Contracts               Value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Canadian Government Bond 10 yr (Long)                              6            $553,175              Jun-05             $(2,056)
CBT Interest Rate Swap 10 yr (Long)                               18           1,940,063              Jun-05             (20,112)
Dow Jones Euro Stoxx 50 (Short)                                  309          12,058,407              Jun-05             (21,077)
Euro 90 day (Long)                                                 3             723,638              Jun-05              (2,475)
Euro 90 day (Short)                                               28           6,753,950              Jun-05               5,671
Euro 90 day (Long)                                                 2             480,125              Sep-05              (2,796)
Euro 90 day (Long)                                                 2             478,825              Dec-05              (2,796)
Euro 90 day (Long)                                                 1             239,050              Mar-05                (629)
Euro-Bobl 5 yr (Long)                                             20           2,926,213              Jun-05               9,307
Euro-Bund 10 yr (Long)                                           122          18,804,305              Jun-05             142,283
FTSE 100 Index (Short)                                           134          12,437,448              Jun-05             148,944
Japanese Government Bond 10 yr (Long)                              5           6,518,141              Jun-05              84,606
Japenese Government Bond 10 yr  Mini (Long)                       95          12,383,580              Jun-05             162,213
Russell 2000 Index Mini (Short)                                  518          32,007,220              Jun-05             932,934
S&P 500 Index (Long)                                               3             887,925              Jun-05               2,014
S&P 500 Index Mini (Long)                                      1,280          75,776,000              Jun-05          (1,759,361)
S&P 500 Index Mini (Short)                                       275          16,280,000              Jun-05             375,064
U.K. Gilt (Long)                                                 135          28,070,320              Jun-05              69,495
U.S. Treasury Bond (Long)                                         70           7,796,250              Jun-05            (123,179)
U.S. Treasury Note 2 yr (Short)                                    2             413,781              Jun-05               1,807
U.S. Treasury Note 5 yr (Long)                                    39           4,176,656              Jun-05               8,936
U.S. Treasury Note 10 yr (Short)                                 357          39,007,828              Jun-05             371,090
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $379,883
================================================================================================================================



Putnam VT Global Asset Allocation Fund

TBA sale commitments outstanding at March 31, 2005 (Unaudited)
(proceeds receivable $23,217,297)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA, 7s, April 1, 2035                                                       $1,200,000             4/13/05          $1,264,313
FNMA, 6 1/2s, April 1, 2035                                                    9,600,000             4/13/05           9,961,500
FNMA, 5 1/2s, April 1, 2035                                                      748,000             4/13/05             749,110
FNMA, 5s, May 1, 2035                                                          5,800,000             5/12/05           5,656,813
FNMA, 5s, April 1, 2035                                                        5,800,000             4/13/05           5,672,218
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $23,303,954
================================================================================================================================



Putnam VT Global Asset Allocation Fund - Fund  070
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              $4,700,000              4/6/10                 $--

Agreement with JP Morgan Chase Bank dated March 3, 2005 to
receive semi-annually the notional amount multiplied by 4.798%
and pay quarterly the notional amount multiplied by the 3 month
USD LIBOR.                                                                     3,900,000              3/7/15             (38,966)

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               3,500,000             1/14/10             (63,361)

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               4,509,000             1/28/24              29,049

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               4,370,000            12/22/09              72,546

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                               1,500,000             3/30/09              79,021

Agreement with Bank of America, N.A. dated December 2,  2003 to receive semi-annually the notional amount multiplied by 2.444%
and pay quarterly the notional amount multiplied by the three
month USD LIBOR.                                                                 289,000             12/5/05                (541)

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by three month
USD-LIBOR.                                                                        77,000            12/16/05                 421

Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       6,200,000            11/17/09              94,116

Agreement with Credit Suisse First Boston International dated
March 5, 2004 to receive semi-annually the notional amount
multiplied by 3.195% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       3,140,000              3/9/09            (148,145)

Agreement with Credit Suisse First Boston International dated
October 5, 2004 to receive semi-annually the notional amount multiplied by 4.624% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       2,750,000             10/7/14             (17,470)

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to receive semi-annually the notional amount
multiplied by 2.931% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                       1,110,200              7/9/06             (12,948)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.999% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,949,000             1/26/06              43,234

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.009% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,877,000             1/23/06              41,495

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.008% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,877,000             1/23/06              41,495

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,465,000             12/9/05              (9,559)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 2.007% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   1,546,000             1/26/06              22,559

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.408% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                     951,000             1/23/14              28,972

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.419% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                     951,000             1/23/14              28,274

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                     482,000            12/15/13                (348)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                         240,000            12/16/13               2,145

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount
multiplied by 4.64101% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.                              137,000            12/11/13                 602

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                         115,000            12/15/05                 481
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $193,072
================================================================================================================================



Putnam VT Global Asset Allocation Fund - Fund  070

Total return swap contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N. A. dated March 17, 2005 to receive (pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index 6 month forward
variance.                                                                       $526,388             3/17/06             $27,639

Agreement with Morgan Stanley & Co. International Limited dated
March 1, 2005 to receive at maturity the price appreciation on the MSCI EMF Net Divs Reinvested USD and pay at maturity the price depreciation on the MSCI EMF Net Divs Reinvested USD and
an accrual of the 6 month USD-LIBOR less 100 basis points.                     4,000,028              9/7/05            (318,746)

Agreement with Morgan Stanley & Co. International Limited dated
March 11, 2005 to receive at maturity the price appreciation on the MSCI EMF Net Divs Reinvested USD and pay at maturity the price depreciation on the MSCI EMF Net Divs Reinvested USD and
an accrual of the 2 month USD-LIBOR less 150 basis points.                     8,059,960             5/10/05            (614,525)

Agreement with Deutsche Bank AG dated December 29, 2004 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and an accrual of 7 basis points plus the beginning of the period nominal spread of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index and
pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index and an accrual of 7 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA Commercial Mortgage Backed Securities
Index.                                                                           876,200              4/1/05               4,595

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 29, 2004 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and receive monthly the notional
amount multiplied by the appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index plus 8 basis
points.                                                                        9,271,000              7/1/05              49,016

Agreement with Goldman Sachs Capital Markets, L.P. dated
January 1, 2005 to pay on June 6, 2005 the spread change
multiplied by the sum of the notional amount divided by 10,000 and multiplied by the modified adjusted duration as identified on Bloomberg as of January 1, 2005 and receive on June 6, 2005 the notional amount multiplied by the sum of 0.43% plus the
nominal spread of the the Lehman Brothers Commerical MBS Index
on May 31, 2005.                                                               1,154,979              6/1/05               7,098

Agreement with Goldman Sachs Capital Markets, L.P. dated
October 29, 2004 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of 25
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                                        1,715,362              5/1/05               8,571

Agreement with JP Morgan Chase Bank dated February 28, 2005 to receive (pay) quarterly the units multiplied by Standard and
Poor's 500 Energy Index and pay quarterly the units multiplied
by the three month USD-LIBOR less 30 basis points.                             4,000,121             8/26/05             (34,080)

Agreement with JP Morgan Chase Bank dated February 24, 2005 to receive (pay) at maturity the units multiplied by Standard and
Poor's 500 Financial Index and receive at maturity the units
multiplied by the three month USD-LIBOR less 40 basis points.                  4,000,012             8/24/05             166,270

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of -5
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities
Index and pay at maturity the  notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor.                                                        200,000             7/31/05                 632

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of 25
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the  notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                                          200,000             7/31/05                 534

Agreement with Deutsche Bank AG dated January 31, 2005 to
receive(pay) at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index
and pay at maturity the notional amount multiplied by the seven
month USD-LIBOR-BBA minus 50 basis points.                                     1,000,327              9/1/05             (17,520)

Agreement with Deutsche Bank AG dated February 16, 2005 to
recieve(pay) at maturity the notion amount multiplied by the return of the S&P 500 Index and recieve (pay) at muturity  the
result of the formula.                                                           975,958              0/0/               261,185

Agreement with Lehman Brothers Special Financing, Inc. dated
January 25, 2005 to receive(pay) monthly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield
Index and receive monthly the notional amount multiplied by the
one month USD-LIBOR-BBA minus 40 basis points.                                 1,999,885              2/1/06             (36,192)

Agreement with Morgan Stanley Capital Services, Inc. dated
April 7, 2004 to pay quarterly the notional amount multiplied by the appreciation of the Russell 2000 Index plus dividends and receive quarterly the notional amount multiplied by the
depreciation of the Russell 2000 Index plus the three month
LIBOR less 60 basis points.                                                   25,363,654              4/8/05             242,298
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(253,225)
================================================================================================================================



Putnam VT Global Asset Allocation Fund - Fund  070

Credit default contracts outstanding at March 31, 2005 (Unaudited)

                                                                                                                      Unrealized
                                                                                                    Notional       appreciation/
                                                                                                      amount       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America effective January 31, 2005, maturing on
March 20, 2010, to receive quarterly 18.5 basis points times the notional amount.
Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of any FNMA senior note.                                                        $1,400,000                $156

Agreement with Bank of America effective February 25,2005, maturing on
March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum.  Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 15, 2011.                                                                                   900,000                  (2)

Agreement with Bank of America, N.A.  effective November 24, 2004, maturing on
April 15, 2010, to receive a premium equal to 2.58316% times the notional amount.
Upon a credit default event of any News Corp. senior note or bond the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of  the defaulted News Corp. senior note or bond.                     30,000                 132

Agreement with Credit Suisse First Boston International effective
February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum.  Upon a credit default event of FNMA,
5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
FNMA, 5.25%, August 1, 2012.                                                                         500,000                (178)

Agreement with Deutsche Bank AG effective September 9, 2004, maturing on
September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount.  Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of any CVS senior note.                                               30,000              23,792

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          122,667               6,001

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          122,667               3,173

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           61,333               2,803

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           46,000               1,984

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           30,667                 984

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           15,333                 960

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           15,333                 150

Agreement with Bank of America, N.A. effective March 31, 2005, maturing on
June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.                                                                                 139,000                  --

Agreement with Bank of America, N.A. effective March 31, 2005, maturing on
June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.                                                                                 139,000                  --

Agreement with Lehman Brothers Finance, S.A. effective March 30, 2005, maturing on
June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG 5 year CDX
Series 4 Index.                                                                                      139,000                  --

Agreement with Lehman Brothers Finance, S.A.  effective March 30, 2005, maturing on June 20, 2010, to receive quarterly 63.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX
Series 4 Index that the counterparties agree advances within the 7-10 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index.                                                          139,000              (2,349)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $37,606
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $404,959,502.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $427,019,342, resulting in gross unrealized appreciation and depreciation of $29,617,047 and $11,551,526, respectively, or net unrealized appreciation of $18,065,521.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $33 or less than 0.1% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $8,183,534. The fund received cash collateral of $8,466,842 which is pooled with collateral of other Putnam funds into 29 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $311,895 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $74,197,692 and $89,371,303, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2005.

The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at March 31, 2005.

AMBAC -- AMBAC Indemnity Corporation

G.O. Bonds -- General Obligation Bonds

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Market Value)

Australia                           0.7%
Cayman Islands                      0.6
France                              1.5
Germany                             1.2
Italy                               0.5
Japan                               2.9
Netherlands                         0.7
Spain                               0.5
Sweden                              0.5
Switzerland                         1.1
United Kingdom                      3.9
United States                      83.6
Other                               2.3

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Global Equity Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         87,129  L-3 Communications Holdings, Inc.                                                                    $6,187,902
        118,000  Lockheed Martin Corp.                                                                                 7,205,080
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,392,982

Automotive (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         58,170  Hyundai Motor Co. (South Korea)                                                                       3,150,827
         25,100  Hyundai Motor Co.  GDR 144A (South Korea)                                                               681,967
          1,186  Porsche AG (Preferred) (Germany)                                                                        864,617
         89,833  Renault SA (France)                                                                                   8,043,247
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,740,658

Banking (8.7%)
--------------------------------------------------------------------------------------------------------------------------------
        194,068  Allied Irish Banks PLC (Ireland)                                                                      4,072,891
        231,200  Commerce Bancorp, Inc. (S)                                                                            7,507,064
        255,036  Credit Agricole SA (France)                                                                           6,949,862
        334,842  Depfa Bank PLC (Ireland)                                                                              5,308,552
         77,800  Fubon Financial Holding Co., Ltd. 144A GDR (Taiwan)                                                     741,434
        664,000  IntesaBCI SpA (Italy)                                                                                 3,382,443
         58,127  KBC Groupe SA (Belgium)                                                                               4,913,619
         80,450  National Bank of Greece SA (Greece)                                                                   2,728,619
        391,901  Royal Bank of Scotland Group PLC (United Kingdom)                                                    12,469,309
          8,154  Royal Bank of Scotland Group PLC 144A (United Kingdom)                                                  259,440
        265,080  U.S. Bancorp                                                                                          7,639,606
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      55,972,839

Beverage (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        123,158  Interbrew SA (Belgium)                                                                                4,322,784

Biotechnology (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        178,400  Amgen, Inc. (NON)                                                                                    10,384,664

Broadcasting (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        175,107  Gestevision Telecinco SA (Spain)                                                                      4,082,275
        325,340  Mediaset SpA (Italy)                                                                                  4,692,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,775,126

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------------
             77  Jupiter Telecommunications Co., Ltd. 144A (Japan) (NON)                                                  61,563

Chemicals (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         82,430  BASF AG (Germany)                                                                                     5,853,987

Commercial and Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         68,600  eBay, Inc. (NON)                                                                                      2,556,036

Communications Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        471,300  Cisco Systems, Inc. (NON)                                                                             8,431,557

Computers (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        759,000  Hitachi, Ltd. (Japan)                                                                                 4,726,894
         84,300  Lexmark International, Inc. Class A (NON) (S)                                                         6,741,471
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,468,365

Conglomerates (3.1%)
--------------------------------------------------------------------------------------------------------------------------------
        137,270  TUI AG (Germany)                                                                                      3,624,730
        337,512  Tyco International, Ltd.                                                                             11,407,906
        163,426  Vivendi Universal SA (France) (NON)                                                                   5,018,352
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,050,988

Consumer Finance (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
        224,300  Countrywide Financial Corp.                                                                           7,280,778
        116,400  Credit Saison Co., Ltd. (Japan)                                                                       4,201,459
        475,000  MBNA Corp.                                                                                           11,661,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,143,487

Consumer Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        149,209  Reckitt Benckiser PLC (United Kingdom)                                                                4,741,818

Electric Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        202,283  Iberdrola SA (Spain)                                                                                  5,304,651

Electrical Equipment (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         47,661  Siemens AG (Germany)                                                                                  3,770,012

Electronics (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
          7,400  Freescale Semiconductor, Inc. Class A (NON)                                                             125,430
        180,000  Freescale Semiconductor, Inc. Class B (NON)                                                           3,105,000
        350,400  Intel Corp.                                                                                           8,139,792
        166,800  Omron Corp. (Japan)                                                                                   3,649,822
         15,220  Samsung Electronics Co., Ltd. (South Korea)                                                           7,524,562
        223,100  SanDisk Corp. (NON)                                                                                   6,202,180
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,746,786

Energy (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         65,500  Cooper Cameron Corp. (NON)                                                                            3,747,255
        131,500  Pride International, Inc. (NON) (S)                                                                   3,266,460
        331,000  Showa Shell Sekiyu K.K. (Japan)                                                                       3,219,001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,232,716

Financial (5.4%)
--------------------------------------------------------------------------------------------------------------------------------
        394,772  Citigroup, Inc.                                                                                      17,741,054
        176,300  Fannie Mae                                                                                            9,599,535
        114,100  Freddie Mac                                                                                           7,211,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,551,709

Food (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         41,050  Groupe Danone (France)                                                                                4,094,188

Health Care Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         98,100  Cardinal Health, Inc.                                                                                 5,473,980
         54,500  CIGNA Corp.                                                                                           4,866,850
         34,500  Express Scripts, Inc. (NON)                                                                           3,008,055
         70,300  HCA, Inc. (S)                                                                                         3,765,971
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,114,856

Homebuilding (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          7,624  NVR, Inc. (NON)                                                                                       5,984,840

Insurance (6.0%)
--------------------------------------------------------------------------------------------------------------------------------
        118,600  ACE, Ltd. (Bermuda)                                                                                   4,894,622
        255,888  Aegon NV (Netherlands)                                                                                3,461,600
        131,300  American International Group, Inc.                                                                    7,275,333
         54,500  Everest Re Group, Ltd. (Barbados)                                                                     4,638,495
        235,680  ING Groep NV (Netherlands)                                                                            7,136,002
         54,600  Radian Group, Inc. (S)                                                                                2,606,604
         39,050  XL Capital, Ltd. Class A (Bermuda)                                                                    2,826,049
         32,345  Zurich Financial Services AG (Switzerland)                                                            5,697,563
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      38,536,268

Investment Banking/Brokerage (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         36,500  Bear Stearns Cos., Inc. (The)                                                                         3,646,350
         72,600  Lehman Brothers Holdings, Inc.                                                                        6,836,016
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,482,366

Manufacturing (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        157,710  SKF AB Class B (Sweden)                                                                               7,402,595
        143,400  ThyssenKrupp AG (Germany)                                                                             2,966,665
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,369,260

Medical Technology (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        104,200  Medtronic, Inc.                                                                                       5,308,990
         18,189  Nobel Biocare Holding AG (Switzerland)                                                                3,842,800
         91,700  Varian Medical Systems, Inc. (NON)                                                                    3,143,476
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,295,266

Metals (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        120,027  Arcelor (Luxembourg)                                                                                  2,749,841

Natural Gas Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,076,000  Tokyo Gas Co., Ltd. (Japan)                                                                           4,346,662

Office Equipment & Supplies (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        153,100  Canon, Inc. (Japan)                                                                                   8,231,953

Oil & Gas (7.8%)
--------------------------------------------------------------------------------------------------------------------------------
         64,800  Amerada Hess Corp. (S)                                                                                6,234,408
        115,980  Canadian Natural Resources, Ltd. (Canada)                                                             6,554,558
        313,943  ExxonMobil Corp.                                                                                     18,711,003
        141,600  Marathon Oil Corp.                                                                                    6,643,872
        162,100  Petroleo Brasileiro SA ADR (Brazil) (S)                                                               7,161,578
         59,800  Valero Energy Corp.                                                                                   4,381,546
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      49,686,965

Pharmaceuticals (9.2%)
--------------------------------------------------------------------------------------------------------------------------------
         91,700  Astellas Pharmaceutical Co., Ltd. (Japan)                                                             3,112,689
        398,012  GlaxoSmithKline PLC (United Kingdom)                                                                  9,121,807
        323,500  Johnson & Johnson                                                                                    21,726,260
        390,562  Pfizer, Inc.                                                                                         10,260,064
         68,160  Roche Holding AG (Switzerland)                                                                        7,333,092
        168,500  Sankyo Co., Ltd. (Japan)                                                                              3,560,969
         86,300  Takeda Pharmaceutical Co., Ltd. (Japan)                                                               4,123,742
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      59,238,623

Photography/Imaging (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        295,650  Xerox Corp. (NON)                                                                                     4,479,098

Real Estate (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        138,000  Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)                                                2,190,060

Restaurants (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        181,200  McDonald's Corp.                                                                                      5,642,568

Retail (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
          7,100  Abercrombie & Fitch Co. Class A                                                                         405,176
         39,790  AutoZone, Inc. (NON) (S)                                                                              3,410,003
      1,424,465  Dixons Group PLC (United Kingdom)                                                                     4,111,089
         91,431  Lowe's Cos., Inc.                                                                                     5,219,796
         62,400  Michaels Stores, Inc.                                                                                 2,265,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,411,184

Schools (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         49,000  Apollo Group, Inc. Class A (NON)                                                                      3,628,940

Software (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
         29,200  Adobe Systems, Inc.                                                                                   1,961,364
        552,600  Microsoft Corp. (SEG)                                                                                13,356,342
        478,700  Oracle Corp. (NON)                                                                                    5,974,176
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,291,882

Technology Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        113,300  Automatic Data Processing, Inc. (S)                                                                   5,092,835
        120,800  Fiserv, Inc. (NON) (S)                                                                                4,807,840
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,900,675

Telecommunications (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        166,236  France Telecom SA (France)                                                                            4,990,147
        134,340  KT Corp. ADR (South Korea)                                                                            2,862,785
         73,030  TDC A/S (Denmark)                                                                                     3,086,771
        282,900  Tele Norte Leste Participacoes SA ADR (Brazil)                                                        4,376,463
         59,400  Telus Corp. (Canada)                                                                                  1,828,259
      6,068,788  Vodafone Group PLC (United Kingdom)                                                                  16,110,247
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,254,672

Telephone (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
      2,808,300  China Netcom Group Corp. Hong Kong, Ltd. (Hong Kong) (NON)                                            3,942,876
        244,419  Koninklijke (Royal) KPN NV (Netherlands)                                                              2,191,590
        254,637  Koninklijke (Royal) KPN NV 144A (Netherlands)                                                         2,283,215
         53,000  NTL, Inc. (NON) (S)                                                                                   3,374,510
        158,860  Telekom Austria AG (Austria)                                                                          3,117,222
         61,530  Telekom Austria AG 144A (Austria) (NON)                                                               1,207,369
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,116,782

Tobacco (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        204,421  Altria Group, Inc.                                                                                   13,367,089
            379  Japan Tobacco, Inc. (Japan)                                                                           4,217,412
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,584,501

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         38,490  Societes Des Autoroutes Paris-Rhin-Rhone (France)                                                     2,155,765
          3,400  Societes Des Autoroutes Paris-Rhin-Rhone 144A (France)                                                  190,429
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,346,194

Transportation Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        206,779  TNT NV (Netherlands)                                                                                  5,898,169

Water Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        110,192  Veolia Environnement (France)                                                                         3,917,802
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $568,016,341)                                                           $629,296,343
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (4.9%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $12,704,361  Putnam Prime Money Market Fund (e)                                                                  $12,704,361
     18,665,658  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                      18,638,882
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $31,343,243)                                                    $31,343,243
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $599,359,584) (b)                                                          $660,639,586
================================================================================================================================



Putnam VT Global Equity Fund
Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $120,036,821)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                        $33,465,262         $33,441,490             4/20/05             $23,772
British Pound                                             39,508,831          39,753,793             6/15/05            (244,962)
Canadian Dollar                                           11,461,065          11,505,311             4/20/05             (44,246)
Euro                                                       8,049,877           8,170,421             6/15/05            (120,544)
Japanese Yen                                              17,598,619          18,188,415             5/18/05            (589,796)
Norwegian Krone                                            5,392,879           5,524,159             6/15/05            (131,280)
Swiss Franc                                                3,439,825           3,453,232             6/15/05             (13,407)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ (1,120,463)
================================================================================================================================



Putnam VT Global Equity Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $69,127,349)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                         $3,485,735          $3,493,183             4/20/05              $7,448
British Pound                                              3,205,251           3,207,462             6/15/05               2,211
Canadian Dollar                                            5,179,209           5,096,877             4/20/05             (82,332)
Euro                                                      40,864,411          41,258,599             6/15/05             394,188
Japanese Yen                                               7,543,894           7,750,263             5/18/05             206,369
Mexican Peso                                               2,772,505           2,721,847             4/20/05             (50,658)
Norwegian Krone                                            1,624,443           1,654,020             6/15/05              29,577
Swedish Krona                                              3,875,504           3,923,009             6/15/05              47,505
Swiss Franc                                                   22,178              22,089             6/15/05                 (89)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $554,219
================================================================================================================================



Putnam VT Global Equity Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                     Unrealized
                                                       Number of                     Expiration     appreciation
                                                       contracts          Value            date   (depreciation)
-------------------------------------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50 (Long)                                43     $1,678,031          Jun-05             $978
New Financial Times Stock Exchange 100 Index (Long)           17      1,577,884          Jun-05          (17,759)
S&P 500 Index (Long)                                           8      2,367,800          Jun-05            1,770
Tokyo Price Index (Long)                                      11      1,214,279          Jun-05          (12,129)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $(27,140)
===================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $640,707,757.

(b) The aggregate identified cost on a tax basis is $605,766,175, resulting in gross unrealized appreciation and depreciation of $70,655,978 and $15,782,567, respectively, or net unrealized appreciation of $54,873,411.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $18,031,970. The fund received cash collateral of $18,638,882 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $90,223 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $50,258,990 and $61,756,948, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Portfolio Value)

Austria                             0.7%
Barbados                            0.7
Belgium                             1.4
Bermuda                             1.2
Brazil                              1.8
Canada                              1.3
Denmark                             0.5
France                              5.5
Germany                             2.7
Hong Kong                           0.6
Ireland                             1.5
Italy                               1.3
Japan                               6.8
Netherlands                         3.3
South Korea                         2.2
Spain                               1.5
Sweden                              1.1
Switzerland                         2.6
United Kingdom                      7.3
United States                      55.1
Other                               0.9

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (--%)
--------------------------------------------------------------------------------------------------------------------------------
         11,700  Lamar Advertising Co. Class A (NON) (S)                                                                $471,393

Aerospace and Defense (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,669,600  Boeing Co. (The)                                                                                     97,604,816
      1,425,300  Lockheed Martin Corp.                                                                                87,028,818
        181,600  Northrop Grumman Corp.                                                                                9,802,768
        658,891  Raytheon Co.                                                                                         25,499,082
        260,500  United Technologies Corp.                                                                            26,482,430
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     246,417,914

Airlines (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        495,500  Southwest Airlines Co. (S)                                                                            7,055,920

Automotive (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         17,500  American Axle & Manufacturing Holdings, Inc. (S)                                                        428,750
          8,800  BorgWarner, Inc. (S)                                                                                    428,384
      1,279,800  Ford Motor Co. (S)                                                                                   14,500,134
        414,181  Lear Corp.                                                                                           18,373,069
          6,200  Magna International, Inc. Class A (Canada)                                                              414,780
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,145,117

Banking (7.1%)
--------------------------------------------------------------------------------------------------------------------------------
      2,979,800  Bank of America Corp.                                                                               131,409,180
         15,000  Bank of New York Co., Inc. (The)                                                                        435,750
        166,800  Commerce Bancorp, Inc. (S)                                                                            5,415,996
        696,100  State Street Corp. (S)                                                                               30,433,492
      2,940,700  U.S. Bancorp                                                                                         84,750,974
        594,900  Wachovia Corp.                                                                                       30,286,359
         26,500  Washington Mutual, Inc. (S)                                                                           1,046,750
      1,264,400  Wells Fargo & Co. (S)                                                                                75,611,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     359,389,621

Beverage (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,151,500  Coca-Cola Co. (The)                                                                                  47,983,005
      1,309,100  Coca-Cola Enterprises, Inc.                                                                          26,862,732
          6,600  Molson Coors Brewing Co. Class B                                                                        509,322
         34,300  PepsiCo, Inc.                                                                                         1,818,929
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      77,173,988

Building Materials (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,987,100  Masco Corp.                                                                                          68,892,757
        270,100  Vulcan Materials Co.                                                                                 15,349,783
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      84,242,540

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------------
         42,700  Comcast Corp. Class A (NON) (S)                                                                       1,442,406

Chemicals (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
         86,300  Avery Dennison Corp.                                                                                  5,344,559
        409,200  Dow Chemical Co. (The)                                                                               20,398,620
        489,400  E.I. du Pont de Nemours & Co.                                                                        25,076,856
        328,640  Hercules, Inc. (NON) (S)                                                                              4,761,994
        400,380  Huntsman Corp. (NON)                                                                                  9,336,862
        448,118  PPG Industries, Inc. (S)                                                                             32,049,399
        277,800  Rohm & Haas Co. (S)                                                                                  13,334,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     110,302,690

Coal (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         78,400  Peabody Energy Corp.                                                                                  3,634,624

Commercial and Consumer Services (--%)
--------------------------------------------------------------------------------------------------------------------------------
         16,500  ARAMARK Corp. Class B (S)                                                                               433,620
          8,700  H&R Block, Inc. (S)                                                                                     440,046
         20,500  IAC/InterActiveCorp. Class B (NON)                                                                      456,535
         14,450  Paychex, Inc.                                                                                           474,249
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,804,450

Communications Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,188,200  Cisco Systems, Inc. (NON)                                                                            21,256,898

Computers (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
      3,657,110  Hewlett-Packard Co.                                                                                  80,236,993
        985,900  IBM Corp.                                                                                            90,091,542
      3,146,200  Sun Microsystems, Inc. (NON)                                                                         12,710,648
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     183,039,183

Conglomerates (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
        150,650  3M Co.                                                                                               12,909,199
      4,831,025  General Electric Co.                                                                                174,206,762
        117,800  Honeywell International, Inc.                                                                         4,383,338
      3,414,400  Tyco International, Ltd.                                                                            115,406,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     306,906,019

Consumer Finance (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
        556,150  Capital One Financial Corp. (S)                                                                      41,583,336
      1,190,200  Countrywide Financial Corp.                                                                          38,633,892
      1,709,100  MBNA Corp.                                                                                           41,958,405
      1,071,500  Providian Financial Corp. (NON)                                                                      18,386,940
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     140,562,573

Consumer Goods (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
        331,100  Colgate-Palmolive Co.                                                                                17,273,487
        260,000  Energizer Holdings, Inc. (NON) (S)                                                                   15,548,000
         10,500  Estee Lauder Cos., Inc. (The) Class A                                                                   472,290
        282,000  Kimberly-Clark Corp.                                                                                 18,535,860
      1,677,088  Procter & Gamble Co. (The)                                                                           88,885,664
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     140,715,301

Consumer Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      2,078,800  Cendant Corp.                                                                                        42,698,552
        762,700  Service Corporation International (S)                                                                 5,704,996
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      48,403,548

Containers (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        217,100  Ball Corp.                                                                                            9,005,308
        180,360  Owens-Illinois, Inc. (NON)                                                                            4,534,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,539,558

Electric Utilities (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        289,300  Dominion Resources, Inc.                                                                             21,532,599
         18,200  DPL, Inc. (S)                                                                                           455,000
        333,900  Duke Energy Corp. (S)                                                                                 9,352,539
        197,800  Entergy Corp.                                                                                        13,976,548
        865,250  Exelon Corp. (S)                                                                                     39,706,323
         11,300  FirstEnergy Corp.                                                                                       474,035
        258,400  FPL Group, Inc.                                                                                      10,374,760
        108,400  Great Plains Energy, Inc. (S)                                                                         3,314,872
      1,562,100  PG&E Corp. (S)                                                                                       53,267,610
        351,500  PPL Corp.                                                                                            18,977,485
        235,591  Progress Energy, Inc. (S)                                                                             9,883,042
        777,700  Sierra Pacific Resources (NON) (S)                                                                    8,360,275
         13,260  Wisconsin Energy Corp.                                                                                  470,730
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     190,145,818

Electrical Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        297,700  Emerson Electric Co.                                                                                 19,329,661

Electronics (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         90,771  Freescale Semiconductor, Inc. Class B (NON)                                                           1,565,800
      2,331,800  Intel Corp.                                                                                          54,167,714
      2,437,000  Motorola, Inc.                                                                                       36,481,890
      1,088,200  Solectron Corp. (NON) (S)                                                                             3,776,054
        220,000  Vishay Intertechnology, Inc. (NON) (S)                                                                2,734,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      98,726,058

Energy (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          8,000  Cooper Cameron Corp. (NON)                                                                              457,680
         78,444  National-Oilwell, Inc. (NON)                                                                          3,663,335
         18,570  Pride International, Inc. (NON) (S)                                                                     461,279
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,582,294

Financial (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
      3,835,300  Citigroup, Inc.                                                                                     172,358,382
      1,343,600  Fannie Mae                                                                                           73,159,020
        826,300  Freddie Mac                                                                                          52,222,160
      1,214,980  JPMorgan Chase & Co. (S)                                                                             42,038,308
         23,000  PMI Group, Inc. (The) (S)                                                                               874,230
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     340,652,100

Food (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         18,400  7-Eleven, Inc. (NON) (S)                                                                                441,968
        751,500  General Mills, Inc.                                                                                  36,936,225
        472,073  H.J. Heinz Co.                                                                                       17,391,169
         12,200  Pilgrim's Pride Corp. (S)                                                                               435,784
        919,200  Tyson Foods, Inc. Class A (S)                                                                        15,332,256
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      70,537,402

Forest Products and Packaging (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         47,600  Plum Creek Timber Company, Inc. (R)                                                                   1,699,320
        344,100  Smurfit-Stone Container Corp. (NON) (S)                                                               5,323,227
        555,400  Weyerhaeuser Co. (S)                                                                                 38,044,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      45,067,447

Gaming & Lottery (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        195,600  GTECH Holdings Corp.                                                                                  4,602,468

Health Care Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------------
        260,900  AmerisourceBergen Corp.                                                                              14,946,961
        788,400  Cardinal Health, Inc.                                                                                43,992,720
        388,700  CIGNA Corp.                                                                                          34,710,910
        199,600  Express Scripts, Inc. (NON)                                                                          17,403,124
        176,300  HCA, Inc.                                                                                             9,444,391
        529,400  Humana, Inc. (NON) (S)                                                                               16,909,036
        616,428  McKesson Corp. (S)                                                                                   23,270,157
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     160,677,299

Homebuilding (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        133,200  Lennar Corp. (S)                                                                                      7,549,776
            590  NVR, Inc. (NON) (S)                                                                                     463,150
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,012,926

Household Furniture and Appliances (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        252,013  Whirlpool Corp.                                                                                      17,068,840

Insurance (6.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,707,800  ACE, Ltd. (Bermuda)                                                                                  70,480,906
        352,800  Allstate Corp.                                                                                       19,072,368
      1,669,980  American International Group, Inc.                                                                   92,533,592
         19,000  AON Corp. (S)                                                                                           433,960
        277,600  Chubb Corp. (The)                                                                                    22,005,352
        652,100  Hartford Financial Services Group, Inc. (The) (S)                                                    44,707,976
        864,000  MetLife, Inc.                                                                                        33,782,400
         84,900  Progressive Corp. (The)                                                                               7,790,424
        929,358  St. Paul Travelers Cos., Inc. (The)                                                                  34,135,319
         12,000  Willis Group Holdings, Ltd. (Bermuda)                                                                   442,440
        301,600  XL Capital, Ltd. Class A (Bermuda)                                                                   21,826,792
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     347,211,529

Investment Banking/Brokerage (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        409,100  Lehman Brothers Holdings, Inc.                                                                       38,520,856
        856,600  Merrill Lynch & Co., Inc.                                                                            48,483,560
        818,600  Morgan Stanley (S)                                                                                   46,864,850
          8,000  Prudential Financial, Inc. (S)                                                                          459,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     134,328,466

Leisure (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        329,000  Brunswick Corp.                                                                                      15,413,650
        116,800  Harley-Davidson, Inc.                                                                                 6,746,368
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,160,018

Lodging/Tourism (--%)
--------------------------------------------------------------------------------------------------------------------------------
          9,800  Royal Caribbean Cruises, Ltd. (Liberia)                                                                 437,962

Machinery (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        157,000  Cummins, Inc. (S)                                                                                    11,044,950
        372,500  Parker-Hannifin Corp.                                                                                22,692,700
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,737,650

Manufacturing (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        377,200  Dover Corp. (S)                                                                                      14,254,388
        337,000  Ingersoll-Rand Co. Class A (Bermuda) (S)                                                             26,842,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      41,096,438

Media (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        633,900  Liberty Media Corp. Class A (NON)                                                                     6,573,543
        881,900  Time Warner, Inc. (NON)                                                                              15,477,345
      1,763,500  Walt Disney Co. (The)                                                                                50,665,355
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      72,716,243

Metals (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,292,500  Alcoa, Inc.                                                                                          39,279,075
        166,200  United States Steel Corp. (S)                                                                         8,451,270
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      47,730,345

Natural Gas Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        231,634  Sempra Energy                                                                                         9,228,299
        217,500  Southern Union Co. (NON)                                                                              5,461,425
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,689,724

Oil & Gas (9.5%)
--------------------------------------------------------------------------------------------------------------------------------
        402,500  Amerada Hess Corp.                                                                                   38,724,525
         14,400  Ashland, Inc.                                                                                           971,568
      2,381,800  ChevronTexaco Corp. (S)                                                                             138,882,758
        231,276  Devon Energy Corp. (S)                                                                               11,043,429
      3,443,200  ExxonMobil Corp.                                                                                    205,214,720
        905,646  Marathon Oil Corp.                                                                                   42,492,910
        111,642  Occidental Petroleum Corp.                                                                            7,945,561
        105,400  Sunoco, Inc. (S)                                                                                     10,911,008
        371,700  Unocal Corp.                                                                                         22,930,173
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     479,116,652

Pharmaceuticals (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
        842,000  Abbott Laboratories                                                                                  39,254,040
         37,000  Bristol-Myers Squibb Co.                                                                                942,020
         17,000  Eli Lilly Co.                                                                                           885,700
      1,735,700  Johnson & Johnson                                                                                   116,569,612
        919,300  King Pharmaceuticals, Inc. (NON)                                                                      7,639,383
        668,300  Merck & Co., Inc.                                                                                    21,632,871
      5,561,300  Pfizer, Inc.                                                                                        146,095,351
        966,600  Wyeth                                                                                                40,771,188
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     373,790,165

Photography/Imaging (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      3,346,700  Xerox Corp. (NON) (S)                                                                                50,702,505

Publishing (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         43,820  McGraw-Hill Companies, Inc. (The)                                                                     3,823,295
        144,100  R. R. Donnelley & Sons Co.                                                                            4,556,442
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,379,737

Railroads (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        181,500  Canadian National Railway Co. (Canada) (S)                                                           11,490,765
        470,000  Norfolk Southern Corp.                                                                               17,413,500
         75,000  Union Pacific Corp. (S)                                                                               5,227,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,131,765

Regional Bells (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,059,654  BellSouth Corp. (S)                                                                                  27,858,304
         95,870  SBC Communications, Inc.                                                                              2,271,160
      1,577,200  Verizon Communications, Inc.                                                                         55,990,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      86,120,064

Restaurants (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        114,200  Darden Restaurants, Inc.                                                                              3,503,656
      2,849,700  McDonald's Corp.                                                                                     88,739,658
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      92,243,314

Retail (4.2%)
--------------------------------------------------------------------------------------------------------------------------------
        129,000  AutoZone, Inc. (NON)                                                                                 11,055,300
        175,100  Best Buy Co., Inc.                                                                                    9,457,151
      1,122,000  Gap, Inc. (The) (S)                                                                                  24,504,480
      1,142,100  Home Depot, Inc. (The)                                                                               43,673,904
        770,400  Limited Brands, Inc. (S)                                                                             18,720,720
          7,900  Lowe's Cos., Inc.                                                                                       451,011
         75,960  May Department Stores Co. (The) (S)                                                                   2,812,039
        150,300  Nordstrom, Inc.                                                                                       8,323,614
      1,818,700  Office Depot, Inc. (NON)                                                                             40,338,766
        150,500  OfficeMax, Inc. (S)                                                                                   5,041,750
      4,734,300  Rite Aid Corp. (NON) (S)                                                                             18,747,828
        128,600  Ross Stores, Inc.                                                                                     3,747,404
          4,700  Sears Holdings Corp. (NON) (S)                                                                          625,899
        494,200  Supervalu, Inc. (S)                                                                                  16,481,570
        253,800  TJX Cos., Inc. (The) (S)                                                                              6,251,094
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     210,232,530

Shipping (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         71,300  FedEx Corp. (S)                                                                                       6,698,635
          8,000  Yellow Roadway Corp. (NON) (S)                                                                          468,320
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,166,955

Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
      2,089,700  Oracle Corp. (NON)                                                                                   26,079,456

Telecommunications (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        116,800  Sprint Corp. (FON Group) (S)                                                                          2,657,200

Textiles (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        118,000  Liz Claiborne, Inc.                                                                                   4,735,340
          7,700  VF Corp.                                                                                                455,378
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,190,718

Tobacco (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
      2,108,800  Altria Group, Inc.                                                                                  137,894,431
         14,100  Loews Corp. - Carolina Group                                                                            466,710
          8,500  UST, Inc.                                                                                               439,450
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     138,800,591

Toys (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        807,500  Mattel, Inc.                                                                                         17,240,125

Waste Management (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        317,000  Republic Services, Inc. (S)                                                                          10,613,160
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $3,926,523,729)                                                       $4,996,479,368
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.2%) (a) (cost $11,083,193)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
230,000        Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.                                               $10,292,500

Warrants  (--%) (a) (NON) (cost $--)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                           Expiration date               Value
--------------------------------------------------------------------------------------------------------------------------------
71,153         Lucent Technologies, Inc.                                                            12/10/07             $47,673

Short-term investments (3.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
 $18,753,200   Putnam Prime Money Market Fund (e)                                                                    $18,753,200
 132,142,340   Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging
               from April 1, 2005 to May 3, 2005 (d)                                                                 131,952,779
--------------------------------------------------------------------------------------------------------------------------------
               Total Short-term investments (cost $150,705,979)                                                     $150,705,979
--------------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $4,088,312,901) (b)                                                        $5,157,525,520
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $5,059,399,068.

(b) The aggregate identified cost on a tax basis is $4,223,933,231, resulting in gross unrealized appreciation and depreciation of $1,079,093,511 and $145,501,222, respectively, or net unrealized appreciation of $933,592,289.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $127,524,602. The fund received cash collateral of $131,952,779 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $62,572 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $189,262,764 and $198,060,871, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Growth Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (97.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
          6,500  Boeing Co. (The)                                                                                       $379,990
          3,400  L-3 Communications Holdings, Inc.                                                                       241,468
         15,000  Lockheed Martin Corp.                                                                                   915,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,537,358

Airlines (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         25,400  Southwest Airlines Co.                                                                                  361,696

Banking (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
         11,400  Commerce Bancorp, Inc.                                                                                  370,158
          4,900  Investors Financial Services Corp.                                                                      239,659
         40,200  U.S. Bancorp                                                                                          1,158,564
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,768,381

Basic Materials (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,300  Vulcan Materials Co.                                                                                    358,029

Biotechnology (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         19,800  Amgen, Inc. (NON)                                                                                     1,152,558
          8,000  Genzyme Corp. (NON)                                                                                     457,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,610,478

Building Materials (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         18,300  Masco Corp.                                                                                             634,461

Cable Television (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         21,600  Comcast Corp. Class A (Special) (NON)                                                                   721,440

Chemicals (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          6,200  PPG Industries, Inc.                                                                                    443,424

Commercial and Consumer Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         14,200  eBay, Inc. (NON)                                                                                        529,092
         28,400  Yahoo!, Inc. (NON)                                                                                      962,760
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,491,852

Communications Equipment (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
         77,200  Cisco Systems, Inc. (NON)                                                                             1,381,108
          9,700  Qualcomm, Inc.                                                                                          355,505
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,736,613

Computers (5.3%)
--------------------------------------------------------------------------------------------------------------------------------
         10,800  Apple Computer, Inc. (NON)                                                                              450,036
         32,500  Dell, Inc. (NON)                                                                                      1,248,650
         41,500  EMC Corp. (NON)                                                                                         511,280
          5,700  IBM Corp.                                                                                               520,866
          5,800  Lexmark International, Inc. (NON)                                                                       463,826
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,194,658

Conglomerates (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
          8,700  Danaher Corp.                                                                                           464,667
         24,400  Tyco International, Ltd.                                                                                824,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,289,387

Consumer Finance (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         16,100  Capital One Financial Corp.                                                                           1,203,797
         36,200  Countrywide Financial Corp.                                                                           1,175,052
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,378,849

Consumer Goods (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         10,800  Avon Products, Inc.                                                                                     463,752
          8,300  Estee Lauder Cos., Inc. (The) Class A                                                                   373,334
          8,600  Procter & Gamble Co. (The)                                                                              455,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,292,886

Electric Utilities (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
          7,000  PG&E Corp.                                                                                              238,700

Electronics (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         21,495  Freescale Semiconductor, Inc. Class B (NON)                                                             370,789
         48,200  Intel Corp.                                                                                           1,119,686
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,490,475

Entertainment (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          9,600  Royal Caribbean Cruises, Ltd. (Liberia)                                                                 429,024

Financial (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
          2,500  Chicago Mercantile Exchange                                                                             485,075
         16,400  Citigroup, Inc.                                                                                         737,016
         21,500  Fannie Mae                                                                                            1,170,675
         12,300  Freddie Mac                                                                                             777,360
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,170,126

Health Care Services (5.3%)
--------------------------------------------------------------------------------------------------------------------------------
         17,100  Cardinal Health, Inc.                                                                                   954,180
          6,800  Express Scripts, Inc. (NON)                                                                             592,892
          8,400  HCA, Inc.                                                                                               449,988
         11,100  Humana, Inc. (NON)                                                                                      354,534
          3,700  Laboratory Corp. of America Holdings (NON)                                                              178,340
          6,800  UnitedHealth Group, Inc.                                                                                648,584
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,178,518

Homebuilding (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
            800  NVR, Inc. (NON)                                                                                         628,000

Insurance (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
          9,300  ACE, Ltd. (Bermuda)                                                                                     383,811
         33,800  American International Group, Inc.                                                                    1,872,858
          5,200  Everest Re Group, Ltd. (Barbados)                                                                       442,572
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,699,241

Investment Banking/Brokerage (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
          6,100  Goldman Sachs Group, Inc. (The)                                                                         670,939
         10,900  Lehman Brothers Holdings, Inc.                                                                        1,026,344
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,697,283

Leisure (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         12,400  Harley-Davidson, Inc.                                                                                   716,224

Lodging/Tourism (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         31,600  Cendant Corp.                                                                                           649,064

Machinery (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          7,400  Parker-Hannifin Corp.                                                                                   450,808

Medical Technology (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
          6,800  Becton, Dickinson and Co.                                                                               397,256
          4,300  C.R. Bard, Inc.                                                                                         292,744
          4,200  Charles River Laboratories International, Inc. (NON)                                                    197,568
          5,900  Edwards Lifesciences Corp. (NON)                                                                        254,998
          2,017  St. Jude Medical, Inc. (NON)                                                                             72,612
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,215,178

Metals (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         11,700  Alcoa, Inc.                                                                                             355,563

Oil & Gas (8.8%)
--------------------------------------------------------------------------------------------------------------------------------
          9,600  Amerada Hess Corp.                                                                                      923,616
         13,400  Devon Energy Corp.                                                                                      639,850
         41,100  ExxonMobil Corp.                                                                                      2,449,560
         21,500  Marathon Oil Corp.                                                                                    1,008,780
          3,800  Valero Energy Corp.                                                                                     278,426
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,300,232

Pharmaceuticals (8.0%)
--------------------------------------------------------------------------------------------------------------------------------
         37,700  Johnson & Johnson                                                                                     2,531,932
         63,600  Pfizer, Inc.                                                                                          1,670,772
          7,200  Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                                       223,200
          9,300  Wyeth                                                                                                   392,274
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,818,178

Photography/Imaging (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         24,300  Xerox Corp. (NON)                                                                                       368,145

Power Producers (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         20,200  AES Corp. (The) (NON)                                                                                   330,876

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          5,100  Norfolk Southern Corp.                                                                                  188,955

Restaurants (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         35,200  McDonald's Corp.                                                                                      1,096,128
          6,000  Yum! Brands, Inc.                                                                                       310,860
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,406,988

Retail (6.4%)
--------------------------------------------------------------------------------------------------------------------------------
          4,300  Abercrombie & Fitch Co. Class A                                                                         246,132
          5,400  AutoZone, Inc. (NON)                                                                                    462,780
         12,600  Best Buy Co., Inc.                                                                                      680,526
          8,600  Home Depot, Inc. (The)                                                                                  328,864
         12,300  Lowe's Cos., Inc.                                                                                       702,207
         10,100  Michaels Stores, Inc.                                                                                   366,630
         14,100  Office Depot, Inc. (NON)                                                                                312,738
          6,700  PETCO Animal Supplies, Inc. (NON)                                                                       246,627
         13,000  Staples, Inc.                                                                                           408,590
          3,270  Supervalu, Inc.                                                                                         109,055
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,864,149

Schools (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          6,700  Apollo Group, Inc. Class A (NON)                                                                        496,202

Software (6.5%)
--------------------------------------------------------------------------------------------------------------------------------
          6,500  Adobe Systems, Inc.                                                                                     436,605
         14,700  Citrix Systems, Inc. (NON)                                                                              350,154
          2,300  Mercury Interactive Corp. (NON)                                                                         108,974
         66,900  Microsoft Corp.                                                                                       1,616,972
         77,600  Oracle Corp. (NON)                                                                                      968,448
         22,100  Symantec Corp. (NON)                                                                                    471,393
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,952,546

Technology Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          1,400  Fair Isaac Corp.                                                                                         48,216

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         18,100  Nextel Communications, Inc. Class A (NON)                                                               514,402

Tobacco (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
         27,400  Altria Group, Inc.                                                                                    1,791,686
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $55,568,080)                                                             $58,818,291
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (2.9%) (a) (cost $1,732,733)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,732,733  Putnam Prime Money Market Fund (e)                                                                   $1,732,733
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $57,300,813) (b)                                                            $60,551,024
================================================================================================================================




Putnam VT Growth Opportunities Fund  - Fund 2PU

Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
March 24, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                               $470,043            3/24/06             $46,265

Agreement with Citigroup Global Markets, Ltd. dated
March 23, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                326,908            3/23/06              30,033
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $76,298
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $60,515,427.

(b) The aggregate identified cost on a tax basis is $59,426,251, resulting in gross unrealized appreciation and depreciation of $2,923,942 and $1,799,169, respectively, or net unrealized appreciation of $1,124,773.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,276 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $4,643,840 and $4,566,142, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Health Sciences Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Biotechnology (16.3%)
--------------------------------------------------------------------------------------------------------------------------------
        376,600  Amgen, Inc. (NON)                                                                                   $21,921,886
         67,200  Amylin Pharmaceuticals, Inc. (NON) (S)                                                                1,175,328
         89,100  Biogen Idec, Inc. (NON)                                                                               3,074,841
        100,400  Chiron Corp. (NON) (S)                                                                                3,520,024
        203,000  Genentech, Inc. (NON) (S)                                                                            11,491,830
         98,900  Genzyme Corp. (NON) (S)                                                                               5,661,036
         79,400  Gilead Sciences, Inc. (NON) (S)                                                                       2,842,520
         22,600  Idenix Pharmaceuticals, Inc. (NON) (S)                                                                  448,610
         26,000  Neurocrine Biosciences, Inc. (NON)                                                                      989,560
          1,100  Nexia Biotechnologies, Inc. (Canada)                                                                        214
         23,800  Nexia Biotechnologies, Inc. 144A (Canada)                                                                 4,624
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      51,130,473

Consumer Services (--%)
--------------------------------------------------------------------------------------------------------------------------------
          9,900  Stewart Enterprises, Inc. Class A                                                                        60,885

Health Care Services (15.7%)
--------------------------------------------------------------------------------------------------------------------------------
         21,200  AMERIGROUP Corp. (NON)                                                                                  775,072
         88,000  AmerisourceBergen Corp.                                                                               5,041,520
        214,000  Cardinal Health, Inc.                                                                                11,941,200
         37,200  CIGNA Corp.                                                                                           3,321,960
         11,800  Community Health Systems, Inc. (NON) (S)                                                                411,938
         44,700  Coventry Health Care, Inc. (NON)                                                                      3,045,858
         33,800  Express Scripts, Inc. (NON)                                                                           2,947,022
         86,000  HCA, Inc.                                                                                             4,607,020
         85,100  Health Management Associates, Inc. (S)                                                                2,227,918
         80,800  Medco Health Solutions, Inc. (NON) (S)                                                                4,005,256
         29,500  PacifiCare Health Systems, Inc. (NON)                                                                 1,679,140
         21,300  Quest Diagnostics, Inc.                                                                               2,239,269
         49,000  Triad Hospitals, Inc. (NON)                                                                           2,454,900
         37,100  WellPoint, Inc. (NON)                                                                                 4,650,485
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      49,348,558

Medical Technology (15.9%)
--------------------------------------------------------------------------------------------------------------------------------
        122,700  Baxter International, Inc.                                                                            4,169,346
         54,400  Becton, Dickinson and Co.                                                                             3,178,048
        142,500  Boston Scientific Corp. (NON)                                                                         4,173,825
         35,300  C.R. Bard, Inc.                                                                                       2,403,224
         51,700  Charles River Laboratories International, Inc. (NON)                                                  2,431,968
         11,000  Dade Behring Holdings, Inc. (NON)                                                                       648,230
         24,400  Edwards Lifesciences Corp. (NON) (S)                                                                  1,054,568
        290,600  Medtronic, Inc.                                                                                      14,806,070
         12,500  Nobel Biocare Holding AG (Switzerland)                                                                2,640,882
            250  Nobel Biocare Holding AG (Switzerland)                                                                   52,654
         11,600  Respironics, Inc. (NON)                                                                                 675,932
        221,900  St. Jude Medical, Inc. (NON)                                                                          7,988,400
         39,700  Synthes, Inc. (Switzerland)                                                                           4,431,101
         29,000  Waters Corp. (NON) (S)                                                                                1,037,910
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      49,692,158

Pharmaceuticals (50.4%)
--------------------------------------------------------------------------------------------------------------------------------
        263,600  Abbott Laboratories                                                                                  12,289,032
         46,100  Allergan, Inc. (S)                                                                                    3,202,567
        129,000  Astellas Pharmaceutical Co., Ltd. (Japan)                                                             4,378,811
         60,529  Aurobindo Pharma, Ltd. (India)                                                                          398,462
         74,600  Barr Pharmaceuticals, Inc. (NON)                                                                      3,642,718
          5,000  Basilea Pharmaceutical 144A (Switzerland) (NON)                                                         375,545
        123,600  Caremark Rx, Inc. (NON) (S)                                                                           4,916,808
         26,000  Cephalon, Inc. (NON) (S)                                                                              1,217,580
        117,000  Eli Lilly Co.                                                                                         6,095,700
        302,300  GlaxoSmithKline PLC ADR (United Kingdom)                                                             13,881,616
        453,000  Johnson & Johnson                                                                                    30,423,479
        101,800  Matrix Laboratories, Ltd. (India)                                                                       365,355
        370,500  Novartis AG (Switzerland)                                                                            17,349,698
         16,800  Par Pharmaceutical Cos., Inc. (NON) (S)                                                                 561,792
        584,000  Pfizer, Inc.                                                                                         15,341,680
        115,812  Roche Holding AG (Switzerland) (S)                                                                   12,459,801
        233,000  Sankyo Co., Ltd. (Japan) (S)                                                                          4,924,070
         78,300  Takeda Chemical Industries, Ltd. (Japan) (S)                                                          3,741,472
        116,300  Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)                                                 3,605,300
        446,500  Wyeth                                                                                                18,833,370
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     158,004,856
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $261,357,351)                                                           $308,236,930
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (11.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $31,214,510  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                     $31,191,214
      4,058,275  Putnam Prime Money Market Fund (e)                                                                    4,058,275
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $35,249,489)                                                    $35,249,489
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $296,606,840)(b)                                                           $343,486,419
================================================================================================================================



Putnam VT Health Sciences Fund

Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $20,665,533)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                           $919,742            $914,373             4/20/05              $5,369
British Pound                                              5,378,232           5,410,590             6/15/05            $(32,358)
Canadian Dollar                                              681,135             693,718             4/20/05            $(12,583)
Danish Krone                                               1,743,759           1,762,944             6/15/05            $(19,185)
Euro                                                      11,785,204          11,883,908             6/15/05            $(98,704)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $(157,461)
================================================================================================================================



Putnam VT Health Sciences Fund

Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $22,881,063)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Japanese Yen                                               3,208,613           3,342,983             5/18/05            $134,370
Swiss Franc                                              $19,112,992         $19,538,080             6/15/05            $425,088
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $559,458
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $313,697,356.

(b) The aggregate identified cost on a tax basis is $302,353,035, resulting in gross unrealized appreciation and depreciation of $46,668,102 and $5,534,718, respectively, or net unrealized appreciation of $41,133,384.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $30,016,683. The fund received cash collateral of $31,191,214 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) "Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC. (""Putnam Management""), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $1,942 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $29,311 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $13,254,203 and $18,122,373, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Market Value)

Israel                     1.2%
Japan                      4.2%
Switzerland               12.1%
United States             77.7%
United Kingdom             4.5%
Other                      0.3%
Total                    100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT High Yield Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Corporate bonds and notes (86.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
       $575,000  Bear Creek Corp. 144A sr. notes 9s, 2013                                                               $569,250
      1,035,000  Lamar Media Corp. company guaranty 7 1/4s, 2013                                                       1,076,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,645,650

Automotive (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        555,000  Affinia Group, Inc. 144A sr. sub. notes 9s, 2014                                                        513,375
        535,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                                                   556,400
        315,000  Dana Corp. notes 10 1/8s, 2010                                                                          329,167
      1,925,000  Dana Corp. notes 9s, 2011                                                                             2,119,895
        170,000  Dana Corp. notes 7s, 2029                                                                               149,291
        400,000  Delco Remy International, Inc. company guaranty 11s, 2009                                               392,000
      1,400,000  Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012                                            1,176,000
        360,000  Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                                              332,100
      1,090,000  Lear Corp. company guaranty Ser. B, 8.11s, 2009                                                       1,179,586
        770,000  Meritor Automotive, Inc. notes 6.8s, 2009                                                               762,300
        955,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                                                869,050
      2,425,000  Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013                                             2,703,875
        985,000  Tenneco Automotive, Inc. 144A sr. sub. notes 8 5/8s, 2014                                               957,913
        725,000  TRW Automotive Inc. sr. sub. notes 11s, 2013                                                            812,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,852,952

Basic Materials (8.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,165,000  Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                                         1,237,813
        650,000  AK Steel Corp. company guaranty 7 3/4s, 2012                                                            625,625
        435,000  ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)                                       449,681
      1,025,000  BCP Caylux Holdings Luxembourg SCA 144A sr. sub. notes 9 5/8s, 2014                                   1,168,500
        625,000  Century Aluminum Co. company guaranty 7 1/2s, 2014                                                      631,250
EUR     525,000  Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)                                         753,872
     $1,480,000  Compass Minerals Group, Inc. company guaranty 10s, 2011                                               1,616,900
        535,000  Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B,
                 zero % (12s, 6/1/08), 2013 (STP)                                                                        444,050
      1,450,000  Compass Minerals International, Inc. sr. notes stepped-coupon zero %
                 (12 3/4s, 12/15/07), 2012 (STP)                                                                       1,247,000
        790,000  Crystal US Holdings, LLC/US Sub 3 Corp. 144A sr. disc. notes stepped-coupon
                 zero % (10s, 10/1/09), 2014 (STP)                                                                       568,800
      1,075,000  Equistar Chemicals LP notes 8 3/4s, 2009                                                              1,152,938
      3,230,000  Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008                           3,553,000
        625,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                                681,250
        535,000  Georgia-Pacific Corp. company guaranty 8 7/8s, 2010                                                     597,194
        875,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                                                  959,219
      1,155,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                                              1,287,825
      1,470,000  Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)                                              1,639,050
      2,025,000  Hercules, Inc. company guaranty 11 1/8s, 2007                                                         2,318,625
      1,480,000  Hercules, Inc. company guaranty 6 3/4s, 2029                                                          1,450,400
        380,000  Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008                                             400,900
         55,000  Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010                                               63,113
      1,465,000  Huntsman International, LLC company guaranty 10 1/8s, 2009                                            1,523,600
        519,000  Huntsman, LLC company guaranty 11 5/8s, 2010                                                            607,230
        408,000  Huntsman, LLC 144A company guaranty 12s, 2012                                                           477,360
      1,620,000  Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014                                                       1,701,000
        245,000  International Steel Group, Inc. sr. notes 6 1/2s, 2014                                                  249,900
      1,550,000  ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                               1,685,625
        725,000  Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012                                                   744,938
         75,000  Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013                                                    74,625
EUR   1,100,000  JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)                                          1,322,241
       $140,000  Lyondell Chemical Co. bonds 11 1/8s, 2012                                                               161,000
      1,085,000  Lyondell Chemical Co. company guaranty 9 1/2s, 2008                                                   1,160,950
      1,950,000  Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                                      2,091,375
      1,700,000  MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)                                                 1,827,500
EUR      70,000  MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)                                        102,336
     $1,840,000  Millennium America, Inc. company guaranty 9 1/4s, 2008                                                1,973,400
EUR     140,000  Nalco Co. sr. notes 7 3/4s, 2011                                                                        196,393
EUR     675,000  Nalco Co. sr. sub. notes 9s, 2013                                                                       974,528
     $2,290,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                                                 2,450,300
        780,000  Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)                                                756,600
      1,925,000  Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)                                                    1,886,500
        477,515  PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                                  510,941
        378,729  Pioneer Companies, Inc. sec. sr. notes  FRN 6.59s, 2006                                                 399,559
        565,000  PQ Corp. 144A company guaranty 7 1/2s, 2013                                                             556,525
EUR     800,000  Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014                                        1,047,397
       $300,000  Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014                                           300,000
EUR     885,000  SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)                                                1,239,762
     $1,125,000  Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                                    1,212,188
        289,803  Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                                     289,803
        570,000  Stone Container Corp. sr. notes 9 3/4s, 2011                                                            609,900
      1,255,000  Stone Container Corp. sr. notes 8 3/8s, 2012                                                          1,295,788
        325,000  Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)                                          321,750
        300,000  Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)                                          273,000
        910,000  Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                                       973,700
        497,000  United Agri Products sr. notes 9s, 2011                                                                 516,880
        286,000  United States Steel Corp. sr. notes 9 3/4s, 2010                                                        316,745
        324,000  United States Steel, LLC sr. notes 10 3/4s, 2008                                                        372,600
         92,426  Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)                                                 75,327
        179,183  Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)                                                146,034
        370,000  WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON)                                                    370,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      55,642,305

Beverage (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        685,000  Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                                            727,813
         70,000  Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                                           74,550
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         802,363

Broadcasting (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        770,000  British Sky Broadcasting PLC company guaranty 8.2s, 2009 (United Kingdom)                               868,296
      1,500,000  DirecTV Holdings, LLC sr. notes 8 3/8s, 2013                                                          1,623,750
      6,832,000  Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)                              34,160
      2,660,000  Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                             2,606,800
      1,630,000  Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014                                                 1,574,988
      2,510,000  Granite Broadcasting Corp. sec. notes 9 3/4s, 2010                                                    2,334,300
        595,000  Gray Television, Inc. company guaranty 9 1/4s, 2011                                                     642,600
      1,565,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)                                          1,596,300
        745,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)                                            752,450
         92,581  Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                             88,878
      2,565,000  Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012                                            2,757,375
        690,000  Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                                            728,813
        937,000  Young Broadcasting, Inc. company guaranty 10s, 2011                                                     958,083
        735,000  Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014                                                    696,413
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,263,206

Building Materials (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        640,000  Building Materials Corp. company guaranty 8s, 2008                                                      656,000
      1,070,000  Dayton Superior Corp. sec. notes 10 3/4s, 2008                                                        1,048,600
        525,000  Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                                     339,938
      1,245,000  Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                                     821,700
      1,370,000  THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014                                 1,322,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,188,288

Cable Television (3.2%)
--------------------------------------------------------------------------------------------------------------------------------
        290,000  Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                                256,650
        130,000  Adelphia Communications Corp. sr. notes 10 1/4s, 2006 (In default) (NON)                                113,100
         80,000  Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)                                  71,200
        140,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)                                 115,500
        755,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default)
                 (NON)                                                                                                   641,750
        865,000  Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014                                        830,400
      1,065,000  Cablevision Systems Corp. 144A sr. notes 8s, 2012                                                     1,094,288
        190,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                                    118,750
      1,225,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                                    845,250
      1,475,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011                            1,191,063
      2,260,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009                            1,853,200
        775,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 1/4s, 2010                              621,938
      2,815,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011                                2,153,475
      1,790,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009                             1,400,675
        375,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009                               289,688
        780,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                                                   811,200
        810,000  CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                                       842,400
      1,495,000  CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012                                                        1,483,788
      2,760,000  Kabel Deutsheland GmbH 144A sr. notes 10 5/8s, 2014 (Germany)                                         3,049,800
        380,000  Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                                           370,500
      1,630,000  Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                                 1,805,225
        550,000  Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)                                                   552,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,512,590

Capital Goods (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
        610,000  AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013                                                        612,591
      2,240,000  Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                                2,318,400
        840,000  Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011                                                    915,600
      1,160,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                                                1,247,000
        415,000  BE Aerospace, Inc. sr. notes 8 1/2s, 2010                                                               452,350
        170,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                                  172,125
      1,485,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                                    1,473,863
      1,585,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                              1,672,175
        770,000  Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                                       631,400
        950,000  Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                                 912,000
      1,710,000  Crown Euro Holdings SA sec. notes 10 7/8s, 2013 (France)                                              1,983,600
EUR     150,000  Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)                                                220,265
     $1,570,000  Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)                                               1,723,075
        250,000  Crown Euro Holdings SA sec. notes 6 1/4s, 2011 (France)                                                 344,368
      4,270,000  Decrane Aircraft Holdings Co. company guaranty zero %, 2008                                           1,622,600
      1,590,000  Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                                        1,741,050
         40,000  FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                                45,200
EUR     680,000  Flender Holdings 144A sr. notes 11s, 2010 (Germany)                                                   1,070,554
     $1,018,000  Flowserve Corp. company guaranty 12 1/4s, 2010                                                        1,105,803
      1,735,000  Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)                                                     1,765,363
        640,000  L-3 Communications Corp. company guaranty 7 5/8s, 2012                                                  680,000
      1,500,000  L-3 Communications Corp. company guaranty 6 1/8s, 2013                                                1,481,250
      2,580,000  Legrand SA debs. 8 1/2s, 2025 (France)                                                                3,108,900
        357,000  Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                                405,195
EUR     315,000  Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011                                                449,663
       $415,000  Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013                                                        427,450
        485,000  Milacron Escrow Corp. sec. notes 11 1/2s, 2011                                                          528,650
        510,000  Mueller Group, Inc. sr. sub. notes 10s, 2012                                                            550,800
      1,025,000  Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s,
                 4/15/09), 2014 (STP)                                                                                    707,250
         75,000  Owens-Brockway Glass company guaranty 8 7/8s, 2009                                                       79,875
      1,035,000  Owens-Brockway Glass company guaranty 8 1/4s, 2013                                                    1,094,513
        820,000  Owens-Brockway Glass company guaranty 7 3/4s, 2011                                                      858,950
      2,340,000  Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                                      2,556,450
        140,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                                                   142,450
        630,000  Pliant Corp. sec. notes 11 1/8s, 2009                                                                   630,000
EUR     335,000  Polypore, Inc. notes 8 3/4s, 2012                                                                       415,743
       $595,000  Polypore, Inc. sr. sub. notes 8 3/4s, 2012                                                              556,325
        595,000  Sequa Corp. sr. notes 9s, 2009                                                                          639,625
      1,405,000  Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                            1,489,300
        425,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)                                                 402,688
        440,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                                                440,000
        360,000  Terex Corp. company guaranty 9 1/4s, 2011                                                               392,400
      1,285,000  Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                                    1,400,650
      1,195,000  Titan Corp. (The) company guaranty 8s, 2011                                                           1,242,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      42,710,309

Commercial and Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,690,000  Coinmach Corp. sr. notes 9s, 2010                                                                     1,728,025
      2,650,000  Laidlaw International, Inc. sr. notes 10 3/4s, 2011                                                   3,001,125
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,729,150

Communication Services (8.3%)
--------------------------------------------------------------------------------------------------------------------------------
        687,000  Alamosa Delaware, Inc. company guaranty 11s, 2010                                                       783,180
        511,000  Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s,
                 7/31/05), 2009 (STP)                                                                                    555,713
        685,000  Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012                                                           709,831
        385,000  American Cellular Corp. company guaranty 9 1/2s, 2009                                                   356,125
        110,000  American Tower Corp. sr. notes 9 3/8s, 2009                                                             115,500
        735,000  American Tower Corp. sr. notes 7 1/2s, 2012                                                             746,025
      2,430,000  American Towers, Inc. company guaranty 7 1/4s, 2011                                                   2,508,975
      1,039,038  Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
                 (NON)                                                                                                    51,952
      3,575,000  AT&T Corp. sr. notes 9 3/4s, 2031                                                                     4,361,500
        715,000  Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013                                        790,075
        290,000  Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028                                               252,300
      1,365,000  Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014                                                     1,344,525
        785,000  Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023                                                       749,675
      1,840,000  Citizens Communications Co. notes 9 1/4s, 2011                                                        2,014,800
      1,595,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                    1,499,300
      1,910,000  Crown Castle International Corp. sr. notes 9 3/8s, 2011                                               2,077,125
        505,000  Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013 (Ireland)                                        549,188
        224,449  Globix Corp. company guaranty 11s, 2008 (PIK)                                                           215,471
      1,705,000  Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)                                   1,713,525
      1,765,000  Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s,
                 10/15/08), 2012 (United Kingdom) (STP)                                                                1,244,325
        580,000  iPCS, Inc. sr. notes 11 1/2s, 2012                                                                      652,500
        195,000  IWO Escrow Co. 144A sec. FRN 6.32s, 2012                                                                198,900
        195,000  IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                                                    124,800
      1,210,000  Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011                                                  1,061,775
      1,360,000  Madison River Capital Corp. sr. notes 13 1/4s, 2010                                                   1,455,200
      2,662,000  MCI, Inc. sr. notes 8.735s, 2014                                                                      2,928,200
        509,000  MCI, Inc. sr. notes 7.688s, 2009                                                                        529,360
        440,000  Nextel Communications, Inc. sr. notes 6 7/8s, 2013                                                      458,700
      4,495,000  Nextel Communications, Inc. sr. notes 5.95s, 2014                                                     4,472,525
         72,000  Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                                            79,560
      2,340,000  Nextel Partners, Inc. sr. notes 8 1/8s, 2011                                                          2,486,250
      1,785,000  Qwest Communications International, Inc. 144A sr. notes 7 3/4s, 2014                                  1,744,838
      5,010,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                                   5,448,375
        720,000  Qwest Services Corp. 144A notes 14 1/2s, 2014                                                           869,400
      1,085,000  Qwest Services Corp. 144A notes 14s, 2010                                                             1,255,888
        745,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)                                                         879,100
        630,000  Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)                                   647,325
        790,000  Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)                                   811,725
      1,910,000  Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010                                                      1,747,650
        550,000  SBA Communications Corp. 144A sr. notes 8 1/2s, 2012                                                    569,250
      1,395,000  SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)                                                  1,203,188
        294,000  TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009                             327,810
        570,000  Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes
                 7 3/4s, 2015                                                                                            567,150
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,158,579

Consumer (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,225,000  Icon Health & Fitness company guaranty 11 1/4s, 2012                                                    863,625
        495,000  Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                                    361,350
      2,560,000  Jostens IH Corp. company guaranty 7 5/8s, 2012                                                        2,534,400
      2,180,000  Samsonite Corp. sr. sub. notes 8 7/8s, 2011                                                           2,283,550
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,042,925

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,035,000  Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012                                                1,009,125
        665,000  Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014                                                     684,950
      2,020,000  Playtex Products, Inc. company guaranty 9 3/8s, 2011                                                  2,100,800
      1,520,000  Playtex Products, Inc. sec. notes 8s, 2011                                                            1,637,800
        873,000  Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012                                                       921,015
      1,395,000  Remington Arms Co., Inc. company guaranty 10 1/2s, 2011                                               1,374,075
        480,000  Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                            484,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,212,565

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,165,000  Brand Services, Inc. company guaranty 12s, 2012                                                       1,293,150
      1,215,000  United Rentals (North America), Inc. company guaranty 6 1/2s, 2012                                    1,181,588
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,474,738

Energy (7.6%)
--------------------------------------------------------------------------------------------------------------------------------
      2,750,000  Arch Western Finance, LLC sr. notes 6 3/4s, 2013                                                      2,763,750
      1,205,000  Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)                               1,307,425
      1,090,000  CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)                                             1,061,388
        830,000  CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)                                          808,213
        770,000  Chesapeake Energy Corp. company guaranty 9s, 2012                                                       850,850
        514,000  Chesapeake Energy Corp. company guaranty 7 3/4s, 2015                                                   543,555
        500,000  Chesapeake Energy Corp. sr. notes 7 1/2s, 2014                                                          528,750
      1,395,000  Chesapeake Energy Corp. sr. notes 7 1/2s, 2013                                                        1,471,725
        625,000  Chesapeake Energy Corp. sr. notes 7s, 2014                                                              643,750
      1,000,000  Comstock Resources, Inc. sr. notes 6 7/8s, 2012                                                         995,000
      1,260,000  Dresser, Inc. company guaranty 9 3/8s, 2011                                                           1,337,175
        695,000  Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014                                               695,000
      1,050,000  Encore Acquisition Co. company guaranty 8 3/8s, 2012                                                  1,134,000
        495,000  Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014                                                      495,000
      1,440,000  Exco Resources, Inc. company guaranty 7 1/4s, 2011                                                    1,461,600
        650,000  Forest Oil Corp. company guaranty 7 3/4s, 2014                                                          695,500
      1,215,000  Forest Oil Corp. sr. notes 8s, 2011                                                                   1,336,500
        295,000  Forest Oil Corp. sr. notes 8s, 2008                                                                     315,650
        730,000  Hanover Compressor Co. sr. notes 9s, 2014                                                               781,100
        495,000  Hanover Compressor Co. sr. notes 8 5/8s, 2010                                                           517,275
      1,080,000  Hanover Compressor Co. sub. notes zero %, 2007                                                          950,400
        350,000  Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011                                                 369,250
      1,350,000  Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)                                              1,333,125
        555,000  Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014                                         546,675
      1,495,000  Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014                                            1,435,200
        715,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                                                 722,150
      1,200,000  Key Energy Services, Inc. sr. notes 6 3/8s, 2013                                                      1,164,000
      1,810,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                                              1,819,050
      1,380,000  Newfield Exploration Co. sr. notes 7 5/8s, 2011                                                       1,504,200
      1,620,000  Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014                                                  1,640,250
      1,235,000  Offshore Logistics, Inc. company guaranty 6 1/8s, 2013                                                1,173,250
      1,041,734  Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011                                                     1,099,812
        755,000  Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014                             781,425
        371,000  Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                                              389,550
      1,490,000  Peabody Energy Corp. sr. notes 5 7/8s, 2016                                                           1,437,850
        320,000  Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022                                        361,600
        505,000  Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014                                        536,563
      1,130,000  Petroleum Geo-Services notes 10s, 2010 (Norway)                                                       1,268,425
      1,010,000  Plains Exploration & Production Co. sr. notes 7 1/8s, 2014                                            1,055,450
      1,605,000  Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012                                       1,749,450
      1,060,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                                1,128,900
      1,865,000  Pride International, Inc. sr. notes 7 3/8s, 2014                                                      1,976,900
      1,140,000  Seabulk International, Inc. company guaranty 9 1/2s, 2013                                             1,311,000
      1,425,000  Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013                                     1,318,125
        790,000  Stone Energy Corp. sr. sub. notes 6 3/4s, 2014                                                          766,300
        235,000  Tengizchevroll Finance Co. 144A sec. notes 6.124s, 2014 (Kazakhstan)                                    232,650
        660,000  Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                                          706,200
        285,000  Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                                     299,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      48,820,206

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        550,000  AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012                                                     580,250
        443,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                                     454,075
      2,181,000  AMC Entertainment, Inc. sr. sub. notes 8s, 2014                                                       2,082,855
      1,205,000  Cinemark USA, Inc. sr. sub. notes 9s, 2013                                                            1,307,425
      2,915,000  Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
                 3/15/07), 2014 (STP)                                                                                  2,069,650
      1,655,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                                                1,555,700
        550,000  Universal City Florida Holding Co. 144A sr. notes 8 3/8s, 2010                                          561,000
        780,000  Universal City Florida Holding Co. 144A sr. notes FRN 7.493s, 2010                                      807,300
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,418,255

Financial (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        575,000  Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)                                                 593,688
        945,000  Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                                           1,027,688
      1,875,000  E*Trade Finance Corp. sr. notes 8s, 2011                                                              1,931,250
      2,067,660  Finova Group, Inc. notes 7 1/2s, 2009                                                                   894,263
        935,000  UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)                                        1,023,825
      1,320,000  Western Financial Bank sub. debs. 9 5/8s, 2012                                                        1,435,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,906,214

Food (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        233,908  Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON)(PIK)(F)                              49,822
      1,410,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                                                 1,434,675
      1,030,000  Del Monte Corp. sr. sub. notes 8 5/8s, 2012                                                           1,114,975
        775,000  Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015                                                        755,625
      1,035,000  Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                                        1,014,300
      2,015,000  Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013                                              1,722,825
EUR     490,000  United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)                                 663,817
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,756,039

Gaming & Lottery (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
       $665,000  Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                                  726,513
      1,020,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                                         1,101,600
        300,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012                                                           314,250
        595,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014                                                           587,563
        515,000  Harrah's Operating Co., Inc. company guaranty 8s, 2011                                                  584,406
        465,000  Mandalay Resort Group sr. notes 6 3/8s, 2011                                                            469,650
      1,530,000  MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                                        1,675,350
      1,270,000  MGM Mirage, Inc. company guaranty 6s, 2009                                                            1,252,538
        410,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                                                 410,000
      1,805,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                 1,944,888
        920,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                       986,700
        770,000  Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                                              844,113
      1,825,000  Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                                1,934,500
        490,000  Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015                                             482,650
      1,050,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013                                              1,086,750
      1,720,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012                                              1,720,000
      1,125,000  Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009                           1,281,094
      1,390,000  Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012                                               1,383,050
        480,000  Station Casinos, Inc. sr. notes 6s, 2012                                                                476,400
        995,000  Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016                                                       996,244
      1,340,000  Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014                          1,273,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,531,259

Health Care (6.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,055,000  Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)                                           1,078,738
      1,100,000  AmerisourceBergen Corp. company guaranty 7 1/4s, 2012                                                 1,166,000
      1,040,000  AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                                        1,115,400
      2,350,000  Ardent Health Services, Inc. sr. sub. notes 10s, 2013                                                 2,784,750
        785,000  Community Health Systems, Inc. 144A sr. sub. notes 6 1/2s, 2012                                         765,375
        775,000  Coventry Health Care, Inc. 144A sr. notes 5 7/8s, 2012                                                  771,125
        415,000  DaVita, Inc. 144A sr. notes 6 5/8s, 2013                                                                410,850
        830,000  DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015                                                           813,400
        715,000  Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)                               534,463
        645,000  Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010                                         705,469
      1,030,000  Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014                                         1,017,125
      1,345,000  HCA, Inc. debs. 7.19s, 2015                                                                           1,394,760
        670,000  HCA, Inc. notes 8.36s, 2024                                                                             733,922
        175,000  HCA, Inc. notes 7s, 2007                                                                                181,352
        640,000  HCA, Inc. notes 6 3/8s, 2015                                                                            635,291
        555,000  HCA, Inc. notes 5 3/4s, 2014                                                                            529,750
        225,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                                        243,428
      1,880,000  Healthsouth Corp. notes 7 5/8s, 2012                                                                  1,823,600
        625,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                                                621,875
        455,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                                                453,863
        565,000  Healthsouth Corp. sr. notes 7s, 2008                                                                    549,463
        630,000  MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012                                                   623,700
      1,810,000  MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                                  1,031,700
      1,305,000  Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                            1,272,375
      1,438,000  PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                                        1,585,395
        660,000  Service Corp. International debs. 7 7/8s, 2013                                                          679,800
        140,000  Service Corp. International notes 7.2s, 2006                                                            142,100
         45,000  Service Corp. International notes 6 7/8s, 2007                                                           45,563
        210,000  Service Corp. International notes 6 1/2s, 2008                                                          210,525
        149,000  Service Corp. International notes 6s, 2005                                                              149,000
        480,000  Service Corp. International notes Ser. *, 7.7s, 2009                                                    494,400
      1,495,000  Service Corp. International 144A sr. notes 6 3/4s, 2016                                               1,435,200
      1,315,000  Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013                                                 1,275,550
        725,000  Tenet Healthcare Corp. notes 7 3/8s, 2013                                                               683,313
      2,590,000  Tenet Healthcare Corp. sr. notes 9 7/8s, 2014                                                         2,693,600
        845,000  Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                                           777,400
      1,405,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                                              1,419,050
      2,495,000  Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                                         2,451,338
      1,585,000  Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011(Canada)                                     1,624,625
      1,115,000  US Oncology, Inc. 144A sr. notes 9s, 2012                                                             1,176,325
        980,000  Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014                                           1,031,450
        545,000  Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)                                            618,575
        395,000  Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)                                               392,038
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      40,143,021

Homebuilding (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        740,000  Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                                    782,550
        290,000  Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012                                                    307,400
        230,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                             247,275
        350,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                                380,625
        525,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                                543,375
      1,520,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                              1,493,511
      1,120,000  K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                                          1,198,400
        750,000  K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014                                            723,750
        545,000  K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014                                                   532,738
        560,000  KB Home company guaranty 5 7/8s, 2015                                                                   535,054
        795,000  KB Home sr. notes 5 3/4s, 2014                                                                          761,472
        375,000  Meritage Homes Corp. sr. notes 7s, 2014                                                                 375,000
        570,000  Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015                                                        535,800
        725,000  Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                                      801,829
      1,605,000  Standard Pacific Corp. sr. notes 7 3/4s, 2013                                                         1,673,213
        100,000  Standard Pacific Corp. sr. notes 6 7/8s, 2011                                                           101,000
        875,000  Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012                                              958,125
        195,000  Technical Olympic USA, Inc. company guaranty 9s, 2010                                                   201,825
        785,000  Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015                                                 726,125
        475,000  WCI Communities, Inc. company guaranty 10 5/8s, 2011                                                    511,219
      1,335,000  WCI Communities, Inc. company guaranty 9 1/8s, 2012                                                   1,425,113
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,815,399

Household Furniture and Appliances (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      2,130,000  Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014                                                        2,220,525

Leisure (--%)
--------------------------------------------------------------------------------------------------------------------------------
        245,000  K2, Inc. sr. notes 7 3/8s, 2014                                                                         253,575

Lodging/Tourism (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        505,000  FelCor Lodging LP company guaranty 9s, 2008 (R)                                                         542,875
      1,340,000  Gaylord Entertainment Co. sr. notes 8s, 2013                                                          1,386,900
        323,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)                                          329,460
        510,000  Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)                                              549,525
      1,640,000  Host Marriott LP sr. notes Ser. M, 7s, 2012 ( R)                                                      1,623,600
      2,230,000  John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge.
                 Ser. B, 8 7/8s, 2012                                                                                  2,413,975
      1,420,000  MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                                          1,483,900
        735,000  MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)                                                760,725
        145,000  MeriStar Hospitality Operating Partnership/MeriStar Hospitality Finance Corp.
                 company guaranty 10 1/2s, 2009                                                                          155,150
        560,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012                                 611,800
        705,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007                                 727,913
      1,010,000  Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015                                          1,085,750
      1,195,000  Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005                                          1,203,963
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,875,536

Media (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,370,000  Affinity Group, Inc. sr. sub. notes 9s, 2012                                                          1,438,500
      1,260,000  Affinity Group, Inc. 144A sr. notes 10 7/8s, 2012                                                     1,222,200
        690,000  Interpublic Group Companies, Inc. notes 6 1/4s, 2014                                                    652,050
      1,000,000  Warner Music Group sr. sub. notes 7 3/8s, 2014                                                        1,030,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,342,750

Publishing (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,200,000  Advertising Directory Solutions, Inc. 144A sr. notes 9 1/4s, 2012 (Canada)                            1,260,000
      4,120,304  CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)                                             4,274,815
      1,400,000  Cenveo Corp, sr. sub. notes 7 7/8s, 2013                                                              1,249,500
      2,040,000  Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010                              2,177,700
        965,000  Dex Media, Inc. disc. notes zero %, 2013                                                                733,400
      2,125,000  Dex Media, Inc. notes 8s, 2013                                                                        2,199,375
      1,645,000  Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013                                                      1,694,350
      1,495,000  PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                                          1,558,538
      1,060,000  PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                                          1,065,300
      1,475,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                                     1,504,500
        790,000  R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013                                                        782,100
        240,000  R.H. Donnelley Inc. company guaranty 8 7/8s, 2010                                                       261,600
      1,745,000  R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010                                     1,902,050
        870,000  R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                                      1,002,675
        815,000  Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011                                          812,963
      1,665,000  Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                                   1,590,075
      1,400,000  Vertis, Inc. 144A sub. notes 13 1/2s, 2009                                                            1,141,000
      1,075,000  WRC Media Corp. sr. sub. notes 12 3/4s, 2009                                                            990,344
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,200,285

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,006,000  Domino's, Inc. sr. sub. notes 8 1/4s, 2011                                                            1,051,270
      1,631,000  Sbarro, Inc. company guaranty 11s, 2009                                                               1,573,915
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,625,185

Retail (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        885,000  Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014                                                   858,450
      1,710,000  Autonation, Inc. company guaranty 9s, 2008                                                            1,881,000
        810,000  Finlay Fine Jewelry Corp. sr. notes 8 3/8s, 2012                                                        765,450
      2,365,000  JC Penney Co., Inc. debs. 7.95s, 2017                                                                 2,246,750
      1,055,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                1,044,450
        200,000  JC Penney Co., Inc. notes 9s, 2012                                                                      208,000
         50,000  JC Penney Co., Inc. notes 8s, 2010                                                                       50,000
        790,000  Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)                                                  805,800
        950,000  Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)                                             922,688
EUR     835,000  Ray Acquisition sr. notes 9 3/8s, 2015 (France)                                                       1,011,839
     $1,025,000  Rite Aid Corp. company guaranty 9 1/2s, 2011                                                          1,086,500
         70,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                                        65,100
         75,000  Rite Aid Corp. notes 7 1/8s, 2007                                                                        75,000
        810,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                                                   805,950
        785,000  Rite Aid Corp. 144A sec. notes 7 1/2s, 2015                                                             753,600
      2,155,000  Saks, Inc. company guaranty 7s, 2013                                                                  1,950,275
        840,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                                      789,600
      1,170,000  United Auto Group, Inc. company guaranty 9 5/8s, 2012                                                 1,234,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,554,802

Technology (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,995,000  Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s, 2012                                              1,960,088
      1,997,000  AMI Semiconductor, Inc. company guaranty 10 3/4s, 2013                                                2,381,423
        680,000  Amkor Technologies, Inc. sr. notes 7 3/4s, 2013                                                         571,200
        690,000  Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                                   617,550
      2,045,000  Celestica, Inc. sr.sub. notes 7 7/8s, 2011 (Canada)                                                   2,070,563
      1,570,000  Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014                                          1,640,650
        620,000  Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                                       626,200
      1,815,000  Iron Mountain, Inc. company guaranty 6 5/8s, 2016                                                     1,656,188
        130,000  Lucent Technologies, Inc. debs. 6 1/2s, 2028                                                            111,475
        660,000  Lucent Technologies, Inc. debs. 6.45s, 2029                                                             569,250
        680,000  New ASAT Finance Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)                                    578,000
        660,000  SCG Holding Corp. 144A notes zero %, 2011                                                               990,000
      1,190,000  Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)                            1,268,838
      1,325,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                                               1,464,125
        895,000  Xerox Capital Trust I company guaranty 8s, 2027                                                         895,000
        755,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                                  777,650
      2,260,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                                    2,361,700
      1,870,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                                    1,905,063
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,444,963

Textiles (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      2,175,000  Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                            2,370,750
      1,335,000  Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015                                                        1,311,638
        860,000  Oxford Industries, Inc. sr. notes 8 7/8s, 2011                                                          911,600
      1,110,000  Russell Corp. company guaranty 9 1/4s, 2010                                                           1,179,375
        763,000  William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011                                848,838
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,622,201

Tire & Rubber (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        155,000  Cooper-Standard Automotive, Inc. 144A notes 7s, 2012                                                    144,150
        470,000  Cooper-Standard Automotive, Inc. 144A notes 8 3/8s, 2014                                                381,875
        370,000  Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007                                                     381,100
      1,820,000  Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                                   1,756,300
        405,000  Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008                                                     400,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,064,375

Transportation (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,110,000  American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011                             1,026,750
      1,785,000  Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                                        1,410,150
      2,130,000  Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                                        2,321,700
        340,000  Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                                          346,800
        255,000  Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                                      264,563
        815,000  Navistar International Corp. 144A sr. notes 6 1/4s, 2012                                                774,250
      1,000,000  Northwest Airlines, Inc. company guaranty 8 7/8s, 2006                                                  845,000
        380,000  Travelcenters of America, Inc. company guaranty 12 3/4s, 2009                                           419,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,409,113

Utilities & Power (8.1%)
--------------------------------------------------------------------------------------------------------------------------------
        162,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                                                  174,960
         32,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                                                   33,760
      1,455,000  AES Corp. (The) 144A sec. notes 9s, 2015                                                              1,600,500
      1,490,000  AES Corp. (The) 144A sec. notes 8 3/4s, 2013                                                          1,616,650
        630,000  Allegheny Energy Supply Co., LLC 144A sec. notes 10 1/4s, 2007                                          696,150
        995,000  Allegheny Energy Supply Co., LLC 144A bonds 8 1/4s, 2012                                              1,054,700
        445,000  ANR Pipeline Co. debs. 9 5/8s, 2021                                                                     552,608
      1,500,000  CMS Energy Corp. sr. notes 8.9s, 2008                                                                 1,610,625
        430,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                                                 464,400
        345,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                                                 359,663
        425,000  Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015                                                  428,188
        915,000  DPL, Inc. bonds 8 1/8s, 2031                                                                          1,054,464
      1,905,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                                      2,024,003
      2,835,000  Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013                                                   3,090,150
        810,000  Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010                                           791,775
      1,130,000  Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016                                         1,019,825
        500,000  Edison Mission Energy sr. notes 10s, 2008                                                               555,625
         25,000  Edison Mission Energy sr. notes 9 7/8s, 2011                                                             28,875
        415,000  El Paso CGP Co. notes 7 3/4s, 2010                                                                      415,000
      1,280,000  El Paso Corp. sr. notes 8.05s, 2030                                                                   1,222,400
        735,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                                    711,113
        890,000  El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031                                                            836,600
        360,000  El Paso Natural Gas Co. debs. 8 5/8s, 2022                                                              408,827
      1,915,000  El Paso Production Holding Co. company guaranty 7 3/4s, 2013                                          1,938,938
      1,240,000  Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014                             1,209,000
      2,440,000  Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034                                                   2,720,600
      1,485,000  Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                                   1,782,000
        740,000  Monongahela Power Co. 1st mtge. 6.7s, 2014                                                              812,150
        915,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                   1,027,088
        550,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                   536,250
        740,000  Northwestern Corp. 144A  sr. sec. notes 5 7/8s, 2014                                                    736,168
      1,430,000  Northwest Pipeline Corp. company guaranty 8 1/8s, 2010                                                1,530,100
      3,097,000  NRG Energy, Inc. 144A sr. sec. notes 8s, 2013                                                         3,275,078
      1,240,000  Orion Power Holdings, Inc. sr. notes 12s, 2010                                                        1,506,600
      1,115,000  PSEG Energy Holdings, Inc. notes 7 3/4s, 2007                                                         1,145,663
        995,000  SEMCO Energy, Inc. sr. notes 7 3/4s, 2013                                                             1,028,003
        290,000  Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012                                                294,350
      1,790,000  Sierra Pacific Resources sr. notes 8 5/8s, 2014                                                       1,906,350
        180,000  Southern California Edison Co. notes 6 3/8s, 2006                                                       183,349
        575,000  Teco Energy, Inc. notes 10 1/2s, 2007                                                                   645,438
        335,000  Teco Energy, Inc. notes 7.2s, 2011                                                                      353,006
        525,000  Teco Energy, Inc. notes 7s, 2012                                                                        547,969
        140,000  Tennessee Gas Pipeline Co. debs. 7s, 2028                                                               137,371
      1,310,000  Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017                                                 1,407,058
      1,415,000  Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014                               1,418,538
        195,000  Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026                                                  205,725
      1,550,000  Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)                                 1,596,500
        755,000  Utilicorp United, Inc. sr. notes 9.95s, 2011                                                            845,600
        270,000  Williams Cos., Inc. (The) notes 8 3/4s, 2032                                                            320,625
        695,000  Williams Cos., Inc. (The) notes 7 3/4s, 2031                                                            750,600
      1,000,000  Williams Cos., Inc. (The) notes 7 5/8s, 2019                                                          1,082,500
        737,719  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
                 (NON)(F)                                                                                                      7
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      51,693,485

Other (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
      4,150,000  Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009                                          4,051,438
     17,500,000  Dow Jones CDX HY 144A pass-through certificates Ser. 3-3, 8s, 2009                                   16,996,875
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,048,313
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $542,893,562)                                               $555,981,121
--------------------------------------------------------------------------------------------------------------------------------

Senior loans (2.7%) (a)(c)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        $99,375  Buckeye Technologies, Inc. bank term loan FRN 4.964s, 2010                                             $100,783
        136,882  Graphic Packaging Corp. bank term loan FRN Ser. C, 5.143s, 2010                                         139,175
        346,500  Hercules, Inc. bank term loan FRN Ser. B, 3.985s, 2010                                                  350,831
        690,000  Huntsman Corp. bank term loan FRN Ser. B, 5.88s, 2010                                                   701,040
        114,449  Nalco Co. bank term loan FRN Ser. B, 4.951s, 2010                                                       116,627
        144,074  SGL Carbon, LLC bank term loan FRN 5.989s, 2009 (Germany)                                               146,595
         98,750  St. Mary's Cement Corp. bank term loan FRN Ser. B, 4.56s, 2009                                          100,231
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,655,282

Beverage (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        830,833  Constellation Brands, Inc. bank term loan FRN Ser. B, 4.395s, 2011                                      843,758

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------------
        198,500  Charter Communications Holdings, LLC/Capital Corp. bank term loan FRN Ser. B,
                 5.98s, 2011 (United Kingdom)                                                                            199,386

Capital Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        137,350  AGCO Corp. bank term loan FRN 4.729s, 2008                                                              139,496
        182,369  Amsted Industries, Inc. bank term loan FRN 5.439s, 2010                                                 184,801
         24,262  Flowserve Corp. bank term loan FRN Ser. C, 5.473s, 2009                                                  24,687
         98,858  Invensys, PLC bank term loan FRN Ser. B-1, 6.091s, 2009 (United Kingdom)                                100,526
        118,119  Mueller Group, Inc. bank term loan FRN 5.569s, 2011                                                     119,153
        123,750  Solo Cup Co. bank term loan FRN 5.076s, 2011                                                            125,483
         49,501  Transdigm, Inc. bank term loan FRN Ser. C, 4.935s, 2010                                                  50,087
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         744,233

Communication Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Alaska Communications Systems Group, Inc. bank term loan FRN Ser. B,
                 4.64s, 2012                                                                                           1,014,688
         99,000  Consolidated Communications Holdings bank term loan FRN Ser. C, 5.185s, 2012                             99,742
         69,473  PanAmSat Corp. bank term loan FRN Ser. B, 5.37s, 2010                                                    70,528
        146,250  Qwest Communications International, Inc. bank term loan FRN Ser. A,
                 7.39s, 2007                                                                                             151,072
         99,250  SBA Senior Finance, Inc. bank term loan FRN 5.905s, 2008                                                100,925
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,436,955

Consumer Cyclicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        157,424  Dex Media West, LLC/Dex Media West Finance Co. bank term loan FRN Ser. B,
                 4.654s, 2010                                                                                            159,867
        555,000  Federal Mogul Corp. bank term loan FRN Ser. A, 4.92s, 2006                                              518,578
      1,285,000  Federal Mogul Corp. bank term loan FRN Ser. B, 5.17s, 2006                                            1,203,483
        128,175  Hayes Lemmerz International, Inc. bank term loan FRN 6.574s, 2009                                       129,937
        100,000  Landsource, Inc. bank term loan FRN Ser. B, 5 3/8s, 2010                                                101,250
         75,469  TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010                                             76,161
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,189,276

Consumer Staples (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         25,760  Affinity Group Holdings bank term loan FRN Ser. B1, 5.915s, 2009                                         26,039
         64,400  Affinity Group Holdings bank term loan FRN Ser. B2, 5.78s, 2009                                          65,098
         87,514  AMF Bowling Worldwide bank term loan FRN Ser. B, 5.893s, 2009                                            88,006
      1,090,000  Century Cable Holdings bank term loan FRN 7 3/4s, 2009                                                1,082,214
        110,373  DirecTV Holdings/Finance bank term loan FRN Ser. B-3, 4.56s, 2010                                       110,456
         23,405  Dole Food Co., Inc. bank term loan FRN Ser. D, 5.115s, 2009                                              23,424
         70,061  Itron, Inc. bank term loan FRN 4.841s, 2010                                                              70,732
        997,500  Mediacom Communications Corp. bank term loan FRN Ser. B, 4.963s, 2012                                 1,014,022
        149,250  MGM Studios, Inc. bank term loan FRN Ser. B, 5.06s, 2011                                                149,157
        640,000  Olympus Cable bank term loan FRN Ser. B, 7 1/2s, 2010                                                   634,100
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,263,248

Energy (--%)
--------------------------------------------------------------------------------------------------------------------------------
        150,000  Dresser, Inc. bank term loan FRN 5.84s, 2010                                                            152,250

Entertainment (--%)
--------------------------------------------------------------------------------------------------------------------------------
         44,933  Six Flags, Inc. bank term loan FRN Ser. B, 5 1/4s, 2009                                                  45,607

Financial (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        997,758  General Growth Properties bank term loan FRN Ser. B, 4.94s, 2008 (R)                                  1,014,085

Food (--%)
--------------------------------------------------------------------------------------------------------------------------------
        173,250  Pinnacle Foods Holding Corp. bank term loan FRN 5.813s, 2010                                            175,091

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        123,125  Beverly Enterprises, Inc. bank term loan FRN 5.186s, 2008                                               124,151
         99,500  Community Health Systems, Inc. bank term loan FRN Ser. B, 4.639s, 2011                                  100,744
        196,515  Concentra bank term loan FRN 5.167s, 2009                                                               199,135
      1,187,003  Express Scripts, Inc. bank term loan FRN Ser. B, 4.131s, 2010                                         1,197,389
         99,250  Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.17s, 2011                            100,077
         98,500  Hanger Orthopedic Group, Inc. bank term loan FRN 6.06s, 2009                                             99,362
         85,188  Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.31s, 2011                                            86,252
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,907,110

Household Furniture and Appliances (0.0%)
--------------------------------------------------------------------------------------------------------------------------------
         83,036  Sealy Mattress Co. bank term loan FRN Ser. C, 4.768s, 2012                                               84,558

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        396,000  Warner Music Group bank term loan FRN Ser. B, 5.088s, 2011                                              398,805

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------------
        137,500  WRC Media Corp. bank term loan FRN 6.761s, 2009                                                         137,156

Tire & Rubber (--%)
--------------------------------------------------------------------------------------------------------------------------------
        100,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 9 1/4s, 2006                                        100,750
        150,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 4.6s, 2007                                          150,844
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         251,594

Transportation (--%)
--------------------------------------------------------------------------------------------------------------------------------
         85,853  Pacer International, Inc. bank term loan FRN 4.674s, 2010                                                87,570

Utilities & Power (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        500,000  El Paso Corp. bank term loan FRN Ser. C, 2.3s, 2009                                                     505,860
        833,280  El Paso Corp. bank term loan FRN Ser. B, 5.438s, 2009                                                   844,217
        437,500  NRG bank term loan FRN 2.45s, 2011                                                                      443,844
        561,094  NRG Energy, Inc. bank term loan FRN Ser. B, 4.515s, 2011                                                569,230
         88,431  Williams Cos., Inc. bank term loan FRN Ser. C, 5.315s, 2007                                              89,647
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,452,798
--------------------------------------------------------------------------------------------------------------------------------
                 Total Senior loans  (cost $16,696,792)                                                              $17,038,762
--------------------------------------------------------------------------------------------------------------------------------

Foreign government bonds and notes (1.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,655,000  Brazil (Federal Republic of) bonds 10 1/2s, 2014                                                     $1,824,638
        690,000  Colombia (Republic of) bonds 10 3/4s, 2013                                                              771,075
        420,000  Colombia (Republic of) bonds 10 3/8s, 2033                                                              443,100
        385,000  Colombia (Republic of) unsub. 9 3/4s, 2009                                                              420,228
        515,000  Peru (Republic of) bonds 8 3/4s, 2033                                                                   535,600
      1,550,000  Philippines (Republic of) bonds 8 3/8s, 2011                                                          1,560,075
      1,725,000  Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                         1,770,713
      1,285,000  United Mexican States bonds Ser. MTN, 8.3s, 2031                                                      1,471,325
        435,000  Venezuela (Republic of) notes 10 3/4s, 2013                                                             483,938
--------------------------------------------------------------------------------------------------------------------------------
                 Total Foreign government bonds and notes  (cost $8,926,625)                                          $9,280,692
--------------------------------------------------------------------------------------------------------------------------------

Common stocks (1.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          3,932  AboveNet, Inc. (NON) (S)                                                                               $129,756
          4,226  Alderwoods Group, Inc. (NON)                                                                             52,571
      1,922,000  AMRESCO Creditor Trust (acquired 5/18/00, cost $217,950) (RES)(NON)(R)(F)                                 1,922
          3,240  Birch Telecom, Inc. (NON)(F)                                                                                  3
         42,887  Celanese Corp. Ser. A (NON)                                                                             771,537
            896  Comdisco Holding Co., Inc. (S)                                                                           16,352
          1,101  Compass Minerals International, Inc. (S)                                                                 28,020
      5,126,274  Contifinancial Corp. Liquidating Trust Units                                                              6,408
         29,846  Covad Communications Group, Inc. (NON) (S)                                                               35,815
          1,780  Crown Castle International Corp. (NON)                                                                   28,587
         11,167  Decrane Aircraft Holdings, Inc. (NON)(F)                                                                     11
          3,109  Genesis HealthCare Corp. (NON) (S)                                                                      133,345
         59,355  Globix Corp. (NON)                                                                                      219,614
      1,180,000  iPCS Escrow, Inc. (NON)(F)                                                                                1,180
         27,464  iPCS, Inc. (NON)                                                                                        909,058
            431  Knology, Inc. (NON)                                                                                       1,021
            229  Leucadia National Corp. (S)                                                                               7,866
         10,753  Northwestern Corp.                                                                                      283,557
          1,612  Polymer Group, Inc. Class A (NON) (S)                                                                    38,607
          1,579  PSF Group Holdings, Inc. 144A Class A (acquired on various dates from 2/28/93
                 to 4/30/95, cost $5,776,924) (NON)(F)                                                                 2,762,428
         99,280  Regal Entertainment Group (F)                                                                         2,087,858
            691  Sterling Chemicals, Inc. (NON)                                                                           28,331
          3,215  Sun Healthcare Group, Inc. (NON)                                                                         21,315
            410  USA Mobility, Inc. (NON)                                                                                 13,284
      2,812,235  VFB LLC (acquired on various dates from 1/21/00 to  12/08/03,
                 cost $1,601,579) (RES)(NON)                                                                             576,508
         84,875  VS Holdings, Inc. (NON)                                                                                      85
          8,777  Washington Group International, Inc. (NON)                                                              394,877
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $24,389,491)                                                              $8,549,916
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations (1.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $7,500,000  Fannie Mae notes 1.8s, May 27, 2005                                                                  $7,485,938
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Obligations  (cost $7,500,000)                                          $7,485,938
--------------------------------------------------------------------------------------------------------------------------------

Preferred stocks (0.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
          8,000  Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)                                                       $56,000
         21,256  Doane Pet Care Co. $7.125 pfd.                                                                        1,062,800
             30  Dobson Communications Corp. 13.00% pfd. (PIK)                                                            22,200
          1,010  First Republic Capital Corp. 144A 10.50% pfd.                                                         1,060,500
            124  Paxson Communications Corp. 14.25% cum. pfd. (PIK) (S)                                                  843,200
          7,400  PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                                  740,000
            843  Rural Cellular Corp. Ser. B, 11.375% cum. pfd. (PIK)                                                    750,270
--------------------------------------------------------------------------------------------------------------------------------
                 Total Preferred stocks  (cost $4,161,655)                                                            $4,534,970
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (0.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $880,000  CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008                                      $935,000
        370,000  Denali Capital CLO III Ltd. FRN Ser. B-2L, 10.68s, 2015 (Cayman Islands)                                380,365
        880,000  Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 5A,
                 11.59s, 2015 (Cayman Islands)                                                                           908,600
        345,000  Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 9.46s, 2016                              360,525
      1,375,000  Providian Gateway Master Trust Ser. 02, Class B, Principal only (PO) zero
                 %, 2006                                                                                               1,305,565
        625,000  Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010                                                629,492
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $4,212,864)                                                     $4,519,547
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
         17,095  Crown Castle International Corp. $3.125 cum. cv. pfd.                                                  $861,161
          5,913  Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.                                                 270,520
         13,800  Huntsman Corp. $2.50 cv. pfd.                                                                           703,800
            187  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                                   785,400
         13,000  Williams Cos., Inc. (The) 144A $2.75 cv. pfd.                                                         1,179,750
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $3,932,236)                                                $3,800,631
--------------------------------------------------------------------------------------------------------------------------------

Convertible bonds and notes (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $5,150,000  Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes
                 13s, 2009 (Canada) (In default) (NON)                                                                       $52
        680,000  Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008                               686,800
      1,470,000  Lear Corp. cv. company guaranty zero %, 2022                                                            670,688
        515,000  WCI Communities, Inc. cv. sr. sub. notes 4s, 2023                                                       634,738
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible bonds and notes  (cost $6,240,365)                                                 $1,992,278
--------------------------------------------------------------------------------------------------------------------------------

Units (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of units                                                                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
      1,720,000  Morrison Knudsen Corp. Units                                                                           $152,650
          2,670  XCL Equity Units Units(F)                                                                             1,184,897
--------------------------------------------------------------------------------------------------------------------------------
                 Total Units  (cost $5,621,910)                                                                       $1,337,547
--------------------------------------------------------------------------------------------------------------------------------

Brady bonds (0.2%) (a)(cost $5,621,910)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,075,250  Peru (Republic of) FRB Ser. 20 YR, 5s, 2017                                                          $1,016,237


Warrants  (0.1%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                               Expiration date           Value
--------------------------------------------------------------------------------------------------------------------------------
          1,424  AboveNet, Inc.                                                                           9/8/08         $14,240
          1,675  AboveNet, Inc.                                                                           9/8/10          10,050
          1,950  Dayton Superior Corp. 144A                                                              6/15/09               1
              1  Decrane Aircraft Holdings Co. Class B                                                   6/30/00               1
            432  MDP Acquisitions PLC 144A                                                               10/1/13          12,096
            720  Mikohn Gaming Corp. 144A                                                                8/15/08          14,226
            850  Pliant Corp. 144A                                                                        6/1/10               9
          1,140  TravelCenters of America, Inc. 144A                                                      5/1/09           5,700
          3,450  Ubiquitel, Inc. 144A                                                                    4/15/10               1
          5,416  Washington Group International, Inc. Ser. A                                             1/25/06          90,988
          6,190  Washington Group International, Inc. Ser. B                                             1/25/06          83,875
          3,346  Washington Group International, Inc. Ser. C                                             1/25/06          39,482
          2,050  XM Satellite Radio Holdings, Inc. 144A                                                  3/15/10         143,500
--------------------------------------------------------------------------------------------------------------------------------
                 Total Warrants  (cost $1,379,101)                                                                      $414,169
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (--%) (a)(cost $139,446)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $155,000  Mach One Commercial Mortgage Trust 144A Ser. 04-1A, Class J, 5.45s, 2040                               $126,858


Short-term investments (2.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,500,000  Citigroup Global Market for an effective yield of 2.74%, May 10, 2005                                $1,495,375
        500,000  Danske Corp. for an effective yeild of 2.96%, August 8, 2005 (Denmark)                                  494,880
      1,000,000  Nordea Bank Finland PLC for an effective yield of 3.04%,
                 December 30, 2005 (Sweden)                                                                              998,871
      1,000,000  Societe Generale for an effective yield of 2.92%, August 9, 2005 (France)                               999,981
        480,449  Short-term investments held as collateral for loaned securities with yields ranging from 2.63% to 3.03% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                         479,761
      8,487,777  Puntam Money Market Fund (e)                                                                          8,487,777
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $12,956,645)                                                    $12,956,645
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $640,052,694)(b)                                                           $629,035,311
================================================================================================================================



Putnam VT High Yield Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $10,088,924)

                                                                               Aggregate            Delivery          Unrealized
                                                               Value          face value                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Euro                                                      $9,975,280         $10,088,924             6/15/05            $113,644
================================================================================================================================



Putnam VT High Yield Fund - Fund  067
Total return swap contracts outstanding at
March 31, 2005 (Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Deutsche Bank AG dated February 1, 2005 to
receive at maturity the notional amount multiplied by the
return of the Lehman Brothers U.S. Corporate High Yield Index
and pay at maturity the notional amount multiplied by the seven
month USD-LIBOR-BBA adjusted by a specified spread.                           $1,500,145              9/1/05            ($28,882)

Agreement with Deutsche Bank AG dated February 1, 2005 to
receive at maturity the notional amount multiplied by the
return of the Lehman Brothers U.S. Corporate High Yield Index
and pay at maturity the notional amount multiplied by the six
month USD-LIBOR-BBA adjusted by a specified spread.                            1,500,145              8/1/05             (28,751)

Agreement with Lehman Brothers Special Financing, Inc. dated
October 9, 2003 to receive (pay) semi-annually the notional
amount multiplied by the total rate of return of the Lehman
Brothers U.S. High Yield Index and pay semi-annually the
notional amount multiplied by the six month USD-LIBOR adjusted
by a specified spread.                                                         8,505,022              5/1/06              32,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(24,883)
================================================================================================================================



Putnam VT High Yield Fund - Fund 067
Credit default contracts outstanding at
March 31, 2005 (Unaudited)

                                                                                                    Notional          Unrealized
                                                                                                      amount        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                         $246,815             $12,077

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          246,815               6,384

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          123,407               5,639

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           92,556               3,992

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           61,704               1,981

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           30,852               1,930

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           30,852                 302
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $32,305
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $641,254,501.

(b) The aggregate identified cost on a tax basis is $645,382,911, resulting in gross unrealized appreciation and depreciation of $28,171,258 and $44,518,858, respectively, or net unrealized depreciation of $16,347,600.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $449,680. The fund received cash collateral of $479,761 which is pooled with collateral of other Putnam funds into 28 issues of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $11,947 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $115,298 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $52,698,441 and $55,896,754, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2004.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $578,430 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds

U.S. Government and Agency Mortgage Obligations (66.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association Pass-Through Certificates
       $181,077  7s, with due dates from April 15, 2031 to October 15, 2031                                             $195,146

U.S. Government Agency Mortgage Obligations (66.0%)
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        460,514  7 1/2s, with due dates from October 1, 2029 to December 1, 2029                                         494,314
     11,355,648  6 1/2s, with due dates from May 1, 2029 to October 1, 2034                                           11,793,435
     14,800,000  6 1/2s, TBA, April 1, 2035                                                                           15,351,531
                 Federal National Mortgage Association Pass-Through Certificates
        173,934  9s, with due dates from January 1, 2027 to July 1, 2032                                                 191,928
        110,437  8s, with due dates from March 1, 2033 to July 1, 2033                                                   118,767
        781,798  7 1/2s, with due dates from June 1, 2032 to July 1, 2033                                                836,983
     41,791,599  7s, with due dates from August 1, 2023 to August 1, 2034                                             44,124,475
        503,606  7s, with due dates from February 1, 2007 to December 1, 2014                                            530,554
      3,500,000  7s, TBA, April 1, 2035                                                                                3,687,578
     97,563,452  6 1/2s, with due dates from April 1, 2026 to March 1, 2035                                           86,569,397
     17,700,000  6 1/2s, TBA, March 1, 2035                                                                           18,387,949
      5,000,000  6 1/2s, TBA, April 1, 2035                                                                            5,188,281
         16,705  6 1/2s, February 1, 2033                                                                                 17,354
        348,126  6s, with due dates from April 1, 2009 to October 1, 2017                                                359,888
    183,828,000  5 1/2s, TBA, April 1, 2035                                                                          184,100,874
        646,163  5s, with due dates from June 1, 2019 to January 1, 2020                                                 646,429
     50,700,000  5s, TBA, June 1, 2035                                                                                49,333,478
     50,700,000  5s, TBA, May 1, 2035                                                                                 49,448,344
     51,900,000  5s, TBA, April 1, 2035                                                                               50,756,581
     47,100,000  5s, TBA, April 1, 2020                                                                               47,044,804
     12,800,000  4 1/2s, TBA, April 1, 2020                                                                           12,515,000
        653,759  4s, June 1, 2019                                                                                        626,663
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     582,124,607
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $583,031,664)                         $582,319,753
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
       $715,000  4 1/4s, November 15, 2013                                                                              $704,275
      1,335,000  3 1/4s, August 15, 2008                                                                               1,302,877
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $2,087,146)                                                   $2,007,152
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (21.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $373,000  Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029                               $383,854
        289,000  Banc of America Commercial Mortgage, Inc. 144A Ser. 01-PB1, Class K,
                 6.15s, 2035                                                                                             296,749
                 Banc of America Large Loan 144A
        188,000  FRB Ser. 02-FL2A, Class L1, 5.746s, 2014                                                                188,317
        200,000  FRB Ser. 05-BOCA, Class M, 4.93s, 2016                                                                  200,320
        172,000  FRB Ser. 05-BOCA, Class L, 4.53s, 2016                                                                  172,275
        100,000  FRB Ser. 05-BOCA, Class K, 4.18s, 2016                                                                  100,109
        100,000  FRB Ser. 05-BOCA, Class H, 3.78s, 2016                                                                  100,078
     44,116,132  Ser. 03-BBA2, Class X1A, IO (Interest only), 0.746s, 2015                                               194,482
                 Banc of America Large Loan FRN
         63,000  Ser. 04-BBA4, Class H, 3.76s, 2018                                                                       63,089
        101,000  Ser. 04-BBA4, Class G, 3.51s, 2018                                                                      101,130
        905,000  Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
                 5.436s, 2033                                                                                            937,412
                 Bayview Commercial Asset Trust 144A
        905,485  FRB Ser. 05-1A, Class A1, 3.15s, 2035                                                                   905,485
      3,616,000  Ser. 05-1A, IO, 0.775s, 2035                                                                            289,986
      3,263,513  Ser. 04-3, IO, 0.775s, 2035                                                                             251,138
      5,701,716  Ser. 04-2, IO, 0.72s, 2034                                                                              454,356
        412,000  Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F,
                 8.204s, 2032                                                                                            478,932
                 Bear Stearns Commercial Mortgage Securitization Corp. 144A
        470,000  Ser. 04-ESA, Class K, 5.3s, 2016                                                                        469,998
        352,000  Ser. 04-HS2A, Class G, 4.2s, 2016                                                                       351,999
        247,000  Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032                            274,343
                 Chase Commercial Mortgage Securities Corp. 144A
      2,005,365  Ser. 98-1, Class F, 6.56s, 2030                                                                       2,116,153
        515,745  Ser. 98-1, Class G, 6.56s, 2030                                                                         542,942
        779,000  Ser. 98-1, Class H, 6.34s, 2030                                                                         659,785
      2,261,000  Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030                               2,341,231
                 Commercial Mortgage Acceptance Corp. 144A
        895,470  Ser. 98-C1, Class F, 6.23s, 2031                                                                        932,025
        313,470  Ser. 98-C2, Class F, 5.44s, 2030                                                                        312,718
                 Commercial Mortgage Pass-Through Certificates 144A
        884,000  Ser. 01-FL4A, Class D, 3.66s, 2013                                                                      875,245
        653,000  FRB Ser. 01-J2A, Class A2F, 3.32s, 2034                                                                 662,298
        115,000  Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033                                     121,936
        371,000  CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035                              395,040
                 CS First Boston Mortgage Securities Corp. 144A
        499,000  FRN Ser. 03-TF2A, Class L, 6.81s, 2014                                                                  497,263
        130,000  FRB Ser. 05-TFLA, Class J, 3.76s, 2020                                                                  130,000
        278,000  FRB Ser. 04-TF2A, Class J, 3.76s, 2016                                                                  277,999
        130,000  FRB Ser. 05-TFLA, Class H, 3.56s, 2020                                                                  130,000
        278,000  FRB Ser. 04-TF2A, Class H, 3.51s, 2019                                                                  278,000
     27,836,000  Ser. 01-CK1, Class AY, IO, 0.787s, 2035                                                               1,056,898
                 DLJ Commercial Mortgage Corp.
        989,000  Ser. 00-CF1, Class A1B, 7.62s, 2033                                                                   1,105,338
      1,144,000  Ser. 99-CG2, Class B4, 6.1s, 2032                                                                     1,169,689
        195,455  Ser. 98-CF2, Class B3, 6.04s, 2031                                                                      200,421
        854,000  DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032                                    876,241
        450,000  DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030                                   472,054
                 Fannie Mae
      1,256,860  IFB Ser. 04-10, Class QC, 17.2s, 2031                                                                 1,374,979
        409,356  IFB Ser. 02-36, Class SJ, 13s, 2029                                                                     425,157
        941,113  IFB Ser. 03-87, Class SP, 10.863s, 2032                                                                 896,633
            247  Ser. 92-15, Class L, IO, 10.376s, 2022                                                                    2,758
        677,482  Ser. 04-T3, Class PT1, 9.952s, 2044                                                                     744,569
        192,205  Ser. 02-T12, Class A4, 9 1/2s, 2042                                                                     208,302
        310,680  Ser. 02-T4, Class A4, 9 1/2s, 2041                                                                      336,161
        401,335  Ser. 02-T6, Class A3, 9 1/2s, 2041                                                                      433,717
        406,000  Ser. 03-W6, Class PT1, 9.371s, 2042                                                                     440,331
      1,955,321  Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                                   2,077,426
        511,757  Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                                    543,179
        229,678  Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                                     241,907
      1,475,942  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                                    1,567,496
      2,017,015  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                                   2,140,108
        498,483  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                                     528,457
      1,393,144  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                   1,476,948
      2,296,964  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                                   2,434,847
        650,834  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                     690,164
      1,633,332  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                                    1,729,518
        388,227  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                                     411,167
      5,067,579  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                                    5,368,614
        169,946  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                      179,280
        756,014  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                      800,704
      1,488,066  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                                   1,573,870
        286,660  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                      303,255
      3,474,432  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                                    3,673,289
      1,511,551  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                                   1,599,376
      1,070,026  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                    1,130,654
      3,060,194  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                    3,230,731
        235,246  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                      248,463
        527,436  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                                      558,081
        130,444  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                      138,149
        411,767  Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                                                    436,537
        622,749  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                                      659,101
      1,195,692  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                                    1,262,325
         30,415  Ser. 01-T5, Class A3, 7 1/2s, 2030                                                                       32,112
      3,470,276  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                                    3,686,507
      1,065,895  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                    1,128,903
        859,354  IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031                                                              154,168
      9,454,168  Ser. 03-22, IO, 6s, 2033                                                                              1,994,207
      4,020,791  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                                  517,677
     13,047,109  Ser. 350, Class 2, IO, 5 1/2s, 2034                                                                   3,018,163
      1,564,859  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                                     362,612
      2,142,877  Ser. 03-71, Class IE, IO, 5 1/2s, 2033                                                                  460,579
     10,638,212  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                                   2,502,677
     25,763,121  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                                   6,066,289
     30,616,131  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                                   7,137,826
      3,239,005  Ser. 331, Class 1, IO, 5 1/2s, 2032                                                                     685,179
      3,170,435  Ser. 03-26, Class OI, IO, 5 1/2s, 2032                                                                  561,060
      2,425,554  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                                                   174,054
      6,317,188  IFB Ser. 03-118, Class SF, IO, 5 1/4s, 2033                                                             764,253
        886,936  IFB Ser. 02-36, Class QH, IO, 5.2s, 2029                                                                 27,472
      1,441,448  Ser. 03-24, Class UI, IO, 5s, 2031                                                                      233,627
      2,566,008  Ser. 343, Class 25, IO, 4 1/2s, 2018                                                                    413,816
      1,468,322  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                                    243,637
      4,358,280  IFB Ser. 03-122, Class SJ, IO, 4 1/4s, 2028                                                             315,958
      4,124,266  IFB Ser. 03-122, Class SA, IO, 4 1/4s, 2028                                                             283,796
      2,583,000  IFB Ser. 05-29, Class SD, IO, 4.13s, 2035                                                               203,411
      4,309,691  IFB Ser. 05-29, Class SX, IO, 4.08s, 2035                                                               317,167
      3,306,000  IFB Ser. 05-23, Class SG, IO, 3.98s, 2035                                                               272,745
      1,842,060  IFB Ser. 05-17, Class ES, IO, 3.9s, 2035                                                                180,752
        866,825  IFB Ser. 05-17, Class SY, IO, 3.9s, 2035                                                                 81,671
      2,883,159  IFB Ser. 05-17, Class SA, IO, 3.85s, 2035                                                               252,727
      3,211,519  IFB Ser. 05-17, Class SE, IO, 3.85s, 2035                                                               257,925
      5,593,369  Ser. 03-W12, Class 2, IO, 2.216s, 2043                                                                  273,627
     12,928,702  Ser. 03-W10, Class 1, IO, 1.988s, 2043                                                                  614,113
      5,182,469  Ser. 03-W10, Class 3, IO, 1.957s, 2043                                                                  254,265
     23,821,362  Ser. 03-W8, Class 12, IO, 1.639s, 2042                                                                  920,584
      1,708,095  Ser. 03-W3, Class 2IO2, IO, 1.561s, 2042                                                                 13,310
     10,160,770  Ser. 03-W6, Class 11, IO, 1.535s, 2042                                                                   80,017
      6,655,809  Ser. 03-W17, Class 12, IO, 1.16s, 2033                                                                  191,507
     36,424,961  Ser. 03-T2, Class 2, IO, 0.961s, 2042                                                                   672,547
     13,429,981  Ser. 03-W8, Class 11, IO, 0.933s, 2042                                                                   27,918
      9,175,727  Ser. 03-W6, Class 21, IO, 0.747s, 2042                                                                    8,509
      9,761,151  Ser. 03-W6, Class 51, IO, 0.678s, 2042                                                                  141,048
      3,256,237  Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                                                 47,158
     19,790,926  Ser. 01-T12, Class IO, 0.57s, 2041                                                                      228,302
     19,969,472  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                                    188,145
     34,432,164  Ser. 03-W3, Class 1, IO, 0.436s, 2042                                                                   333,187
     14,837,756  Ser. 02-T1, Class IO, IO, 0.424s, 2031                                                                  132,290
     13,934,892  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                                                   110,921
     14,606,860  Ser. 03-W6, Class 23, IO, 0.353s, 2042                                                                  108,422
     14,326,325  Ser. 03-W4, Class 3A, IO, 0.268s, 2042                                                                  116,401
      3,915,762  Ser. 354, Class 1, PO (Principal only), zero %, 2034                                                  2,967,086
     27,447,993  Ser. 353, Class 1, PO, zero %, 2034                                                                  19,941,725
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
        199,392  Ser. T-42, Class A6, 9 1/2s, 2042                                                                       215,971
      3,738,024  Ser. T-60, Class 1A3, 7 1/2s, 2044                                                                    3,948,288
        877,772  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                       928,953
      2,637,021  Ser. T-57, Class 1A3, 7 1/2s, 2043                                                                    2,788,650
      1,160,915  Ser. T-51, Class 2A, 7 1/2s, 2042                                                                     1,226,726
        759,576  Ser. T-42, Class A5, 7 1/2s, 2042                                                                       804,218
     10,065,304  Ser. T-56, Class A, IO, 1.182s, 2043                                                                    150,980
     10,689,422  Ser. T-56, Class 3, IO, 0.356s, 2043                                                                    113,308
     12,621,327  Ser. T-56, Class 1, IO, 0.285s, 2043                                                                     98,573
     12,320,275  Ser. T-56, Class 2, IO, 0.037s, 2043                                                                     34,620
      5,801,917  FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027                                      6,422,364
     15,199,775  First Union National Bank-Bank of America Commercial Mortgage 144A
                 Ser. 01-C1, Class 3, IO, 1.745s, 2033                                                                 1,217,763
                 First Union-Lehman Brothers Commercial Mortgage Trust II
      1,196,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                                     1,362,915
      2,330,592  Ser. 97-C1, Class A3, 7.38s, 2029                                                                     2,412,038
        606,000  First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G,
                 7s, 2035                                                                                                666,176
                 Freddie Mac
      2,418,626  IFB Ser. 2763, Class SC, 17.36s, 2032                                                                 2,650,086
      2,334,841  IFB Ser. 2927, Class SI, IO, 5.69s, 2035                                                                338,229
      2,280,374  Ser. 226, IO, 5 1/2s, 2034                                                                              543,126
      1,805,695  Ser. 223, IO, 5 1/2s, 2032                                                                              408,087
        858,611  Ser. 2581, Class IH, IO, 5 1/2s, 2031                                                                   260,936
        273,610  Ser. 2600, Class CI, IO, 5 1/2s, 2029                                                                    74,559
        436,035  Ser. 2664, Class UD, IO, 5 1/2s, 2028                                                                    98,242
      1,647,043  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                                                    40,877
     27,485,316  Ser. 227, IO, 5s, 2034                                                                                7,109,804
        872,941  Ser. 2676, Class IK, IO, 5s, 2020                                                                       163,855
      2,559,475  IFB Ser. 2828, Class GI, IO, 4.69s, 2034                                                                315,885
      1,415,090  IFB Ser. 2869, Class SH, IO, 4.49s, 2034                                                                124,850
      6,741,959  IFB Ser. 2869, Class JS, IO, 4.44s, 2034                                                                582,349
      1,319,756  IFB Ser. 2882, Class SL, IO, 4.39s, 2034                                                                136,207
      2,403,188  IFB Ser. 2815, Class PT, IO, 4.24s, 2032                                                                223,046
      2,562,297  IFB Ser. 2950, Class SM, IO, 4.05s, 2016                                                                220,998
      1,857,512  IFB Ser. 2927, Class ES, IO, 3.89s, 2035                                                                144,057
      7,251,295  Ser. 2962, Class BS, 3.88s, 2035                                                                        477,000
        795,103  Ser. 2696, PO, zero %, 2033                                                                             515,054
                 G-Force CDO, Ltd. 144A
        318,000  Ser. 02-1A, Class E, 8 1/4s, 2037 (Cayman Islands)                                                      323,565
        140,000  Ser. 02-1A, Class D, 7.61s, 2037 (Cayman Islands)                                                       148,591
        418,000  Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)                                                       411,665
      1,127,403  General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3,
                 5.06s, 2014                                                                                           1,128,812
                 GMAC Commercial Mortgage Securities, Inc.
        162,000  Ser. 99-C3, Class F, 7.787s, 2036                                                                       170,838
        763,000  Ser. 04-C2, Class A4, 5.301s, 2038                                                                      773,489
      2,566,000  Ser. 03-C2, Class A2, 5.281s, 2040                                                                    2,626,742
                 GMAC Commercial Mortgage Securities, Inc. 144A
        706,723  Ser. 99-C3, Class G, 6.974s, 2036                                                                       558,479
        166,059  FRN Ser. 02-FL1A, Class D, 4.02s, 2014                                                                  166,163
                 Government National Mortgage Association
      1,665,330  IFB Ser. 03-114, Class SP, 11.49s, 2027                                                               1,683,665
      3,359,769  IFB Ser. 04-86, Class SW, IO, 3.9s, 2034                                                                241,814
      1,886,237  Ser. 05-13, Class PI, IO, 5 1/2s, 2033                                                                  327,737
      1,641,483  Ser. 05-13, Class MI, IO, 5 1/2s, 2032                                                                  280,851
      7,360,365  Ser. 05-28, Class SA, IO, 3.35s, 2035                                                                   373,769
        544,830  Ser. 98-2, Class EA, PO, zero %, 2028                                                                   449,656
        272,000  GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.06s, 2015                             272,340
                 JP Morgan Chase Commercial Mortgage Securities Corp. 144A
     12,601,435  Ser. 04-FL1A, Class X1A, IO, 0.851s, 2019                                                               110,641
     15,736,000  Ser. 05-LDP1, Class X1, IO, 0.039s, 2046                                                                147,761
                 LB Commercial Conduit Mortgage Trust 144A
        314,997  Ser. 99-C1, Class F, 6.41s, 2031                                                                        322,281
        337,198  Ser. 99-C1, Class G, 6.41s, 2031                                                                        318,281
        260,000  Ser. 98-C4, Class G, 5.6s, 2035                                                                         252,732
        441,000  Ser. 98-C4, Class H, 5.6s, 2035                                                                         404,324
                 Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
        757,000  FRB Ser. 03-LLFA, Class L, 6.55s, 2014                                                                  729,928
        377,000  FRB Ser. 04-LLFA, Class H, 3.76s, 2017                                                                  378,433
        527,646  FRB Ser. 03-C4, Class A, 3.371s, 2015                                                                   528,965
                 Merrill Lynch Mortgage Investors, Inc.
         84,866  Ser. 96-C2, Class A3, 6.96s, 2028                                                                        86,992
        283,000  Ser. 98-C3, Class E, 6.542s, 2030                                                                       308,261
                 Mezz Cap Commercial Mortgage Trust 144A
      1,121,336  Ser. 04-C2, Class X, IO, 6.41s, 2040                                                                    440,124
      1,430,180  Ser. 04-C1, Class X, IO, 6.18s, 2037                                                                    626,374
                 Morgan Stanley Capital I 144A
        467,000  Ser. 96-C1, Class E, 7.442s, 2028                                                                       477,891
        256,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                                       272,445
        790,000  Ser. 04-RR, Class F5, 6s, 2039                                                                          667,627
        820,000  Ser. 04-RR, Class F6, 6s, 2039                                                                          669,104
     21,549,000  Ser. 05-HQ5, Class X1, IO, 0.047s, 2042                                                                 176,702
        426,333  Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033                                446,718
                 Morgan Stanley Dean Witter Capital I 144A
        188,392  FRB Ser. 01-XLF, Class D, 4.266s, 2013                                                                  188,392
        266,439  FRB Ser. 01-XLF, Class E, 4.216s, 2013                                                                  266,439
        470,000  Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.26s, 2030                                    499,912
                 PNC Mortgage Acceptance Corp. 144A
      1,699,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                                     1,815,721
        206,000  Ser. 00-C1, Class J, 6 5/8s, 2010                                                                       178,899
        439,000  Ser. 00-C2, Class J, 6.22s, 2033                                                                        446,024
                 Pure Mortgages 144A
      1,175,000  FRB Ser. 04-1A, Class F, 6.132s, 2034 (Ireland)                                                       1,175,881
        463,000  Ser. 04-1A, Class E, 3.882s, 2034 (Ireland)                                                             463,347
        912,000  QUIZNOS 144A Ser. 05-1, 7.3s, 2025                                                                      904,174
        644,406  Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.421s, 2028                              656,715
      3,518,713  Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO,
                 1.06s, 2015                                                                                              68,647
        692,000  Starwood Asset Receivables Trust FRN Ser. 02-1A, Class F, 4.18s, 2020                                   692,623
                 Starwood Asset Receivables Trust 144A
        299,448  FRB Ser. 03-1A, Class F, 3.95s, 2022                                                                    299,837
        376,579  FRB Ser. 03-1A, Class E, 3.9s, 2022                                                                     377,068
                 STRIPS 144A
        336,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)                                                          287,179
        228,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)                                                          184,817
        150,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)                                                          129,750
        118,829  TIAA Real Estate CDO, Ltd. Ser. 01-C1A, Class A1, 5.77s, 2016                                           119,692
      2,878,000  Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042                           2,850,232
         73,000  Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G,
                 5.72s, 2014                                                                                              71,312
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                 Total Collateralized mortgage obligations  (cost $199,805,822)                                     $186,734,844
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (26.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,489,418  Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.19s, 2034                                $1,489,418
      3,620,000  Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005                                                    68,162
        170,474  Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033                                             170,308
      1,293,349  ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005                                                18,805
      1,388,000  ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)                             1,385,600
      3,083,000  Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005                                              61,968
        373,000  Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 3.9s, 2013                                  379,658
        467,827  Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028                                            476,599
                 Aegis Asset Backed Securities Trust 144A
        103,292  Ser. 04-1N, Class Note, 5s, 2034                                                                        103,292
        200,211  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                                      199,741
        293,617  Ser. 04-4N, Class Note, 5s, 2034                                                                        293,800
        269,764  Ser. 04-5N, Class Note, 5s, 2034                                                                        269,764
        381,452  Ser. 04-6N, Class Note, 4 3/4s, 2035                                                                    380,975
      2,377,738  AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.26s, 2029                                           2,377,738
      4,093,326  American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
                 3.31s, 2012                                                                                           4,093,964
                 American Home Mortgage Investment Trust
      2,868,691  FRB Ser. 04-3, Class 2A, 3.59s, 2034                                                                  2,829,615
      1,453,915  FRB Ser. 04-3, Class 3A, 3.71s, 2034                                                                  1,435,630
      3,908,000  FRB Ser. 05-1, Class 5A1, 5.001s, 2035                                                                3,928,151
      4,559,000  FRB Ser. 05-1, Class 4A1, 4.992s, 2035                                                                4,584,644
        126,395  Ameriquest Finance NIM Trust 144A Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman
                 Islands)                                                                                                125,921
                 Ameriquest Mortgage Securities, Inc.
      2,202,128  Ser. 03-12, Class S, IO, 5s, 2006                                                                        88,085
      2,737,591  Ser. 03-6, Class S, IO, 5s, 2033                                                                         56,356
      1,884,068  Ser. 03-8, Class S, IO, 5s, 2006                                                                         59,348
        499,669  Ameriquest Mortgage Securities, Inc. 144A Ser. 04-RN9, 4.8s, 2034 (Cayman
                 Islands)                                                                                                499,669
      1,865,000  Amortizing Residential Collateral Trust Ser. 02-BC3, Class A, IO, 6s, 2005                               16,723
         52,780  AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman
                 Islands)                                                                                                 52,912
          7,251  Arc Net Interest Margin Trust Ser. 02-2, Class A, 7 3/4s, 2032                                            7,239
                 Arcap REIT, Inc. 144A
        622,000  Ser. 03-1A, Class E, 7.11s, 2038                                                                        644,936
        495,418  Ser. 04-1A, Class E, 6.42s, 2039                                                                        492,554
                 Argent NIM Trust 144A
         29,429  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman Islands)                                                        29,429
        132,606  Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)                                                      132,647
         87,160  Ser. 04-WN4, Class A, 4.459s, 2034 (Cayman Islands)                                                      86,915
        193,718  Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)                                                      193,718
                 Asset Backed Funding Corp. NIM Trust 144A
         47,156  Ser. 03-OPT1, Class Note, 6.9s, 2033                                                                     47,156
        238,957  Ser. 03-WMC1, Class Note, 6.9s, 2033                                                                    239,302
        238,487  Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)                                                    236,848
        259,803  Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)                                                    259,803
        394,666  Ser. 04-AHL1, Class Note, 5.6s, 2033                                                                    394,651
        491,388  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)                                                        489,771
         25,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)                                                         23,042
                 Asset Backed Securities Corp. Home Equity Loan Trust
     13,963,095  Ser. 03-HE1, Class A, IO, 5s, 2033                                                                      161,120
      3,129,041  Ser. 03-HE5, Class A, IO, 4s, 2033                                                                       88,383
                 Asset Backed Securities Corp. Home Equity Loan Trust FRB
        145,729  Ser. 04-HE1, Class A3, 3.21s, 2034                                                                      145,935
        575,943  Ser. 04-HE9, Class A2, 3.22s, 2034                                                                      576,056
        645,859  Ser. 05-HE1, Class A3, 3.14s, 2035                                                                      646,400
        491,681  Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.55s, 2033                                 492,411
        204,699  Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034                                   204,699
        470,000  Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 3.84s, 2011                                           480,281
                 Bayview Financial Asset Trust
      5,320,474  Ser. 03-DA, Class A, IO, 4s, 2006                                                                        93,570
      3,706,898  Ser. 03-E, Class A, IO, 4s, 2006                                                                         91,536
     18,491,572  Ser. 03-X, Class A, IO, 0.9s, 2006                                                                      323,603
      2,465,539  Ser. 04-B, Class A1, 3.17s, 2039                                                                      2,465,539
     11,711,657  Ser. 04-D, Class A, IO, 3 1/2s, 2007                                                                    492,241
      2,147,000  FRB Ser. 03-G, Class A1, 3.45s, 2039                                                                  2,147,000
      1,483,648  FRN Ser. 03-F, Class A, 3.35s, 2043                                                                   1,489,414
        918,400  Bayview Financial Acquisition Trust 144A Ser. 03-CA, Class A, IO, 4s, 2005                               17,009
      2,021,577  Bayview Financial Acquisition Trust FRN Ser. 04-D, Class A, 3.24s, 2044                               2,021,577
                 Bayview Financial Asset Trust 144A
     30,469,229  Ser. 03-Z, Class AIO1, IO, 0.48s, 2005                                                                   66,729
        931,310  FRB Ser. 03-SSRA, Class A, 3.55s, 2038                                                                  933,638
        938,923  FRB Ser. 03-SSRA, Class M, 4.2s, 2038                                                                   941,270
        896,287  FRB Ser. 04-SSRA, Class A1, 3.45s, 2039                                                                 896,287
                 Bear Stearns Alternate Trust
      1,724,125  Ser. 04-11, Class 2A2, 4.966s, 2034                                                                   1,733,761
      4,537,957  Ser. 04-12, Class 2A2, 5.123s, 2035                                                                   4,574,250
        698,529  Ser. 04-9, Class 1A1, 5.124s, 2034                                                                      703,672
      1,841,000  Ser. 05-3, Class 2A1, 5.063s, 2035                                                                    1,854,232
        967,726  Ser. 05-2, Class 2A2A, 4.93s, 2035                                                                      972,414
                 Bear Stearns Asset Backed Securities NIM Trust 144A
        403,262  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)                                                        403,262
        204,724  Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)                                                   204,213
        128,000  Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)                                                       128,000
        408,282  Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)                                                    408,920
        283,022  Ser. 04-HE7N, Class A1, 5 1/4s, 2034                                                                    283,553
        121,230  Ser. 04-HE8N, Class A1, 5s, 2034                                                                        121,230
                 Bear Stearns Asset Backed Securities, Inc.
      3,452,400  Ser. 03-AC1, Class A, IO, 5s, 2005                                                                       71,029
      4,344,800  Ser. 03-AC4, Class A, IO, 5s, 2006                                                                      150,894
        943,000  FRB Ser. 03-3, Class A2, 3.44s, 2043                                                                    943,000
        278,000  Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 5.56s, 2010                           293,985
        283,000  CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011                                                 279,851
                 CARSSX Finance, Ltd. 144A
        216,028  FRB Ser. 04-AA, Class B3, 6.16s, 2011 (Cayman Islands)                                                  219,150
        819,502  FRB Ser. 04-AA, Class B4, 8.31s, 2011 (Cayman Islands)                                                  843,415
      1,505,000  CDO Repackaging Trust Series 144A FRB Ser. 03-2, Class A, 6.621s, 2008                                1,644,213
      7,421,496  Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006                                                 186,827
        860,000  Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 3.89s, 2010                                      880,317
                 Chase Funding Net Interest Margin 144A
         16,631  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                                    16,631
        404,525  Ser. 04-OPT1, Class Note, 4.458s, 2034                                                                  403,514
                 CHEC NIM Ltd., 144A
        315,194  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)                                                       315,175
        187,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)                                                          185,932
         75,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)                                                           64,500
        470,000  Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 3.74s, 2010                               479,547
                 Conseco Finance Securitizations Corp.
      3,120,000  Ser. 00-4, Class A6, 8.31s, 2032                                                                      2,694,491
      1,890,938  Ser. 00-5, Class A4, 7.47s, 2032                                                                      1,934,595
      1,638,000  Ser. 00-5, Class A6, 7.96s, 2032                                                                      1,419,352
      2,675,000  Ser. 01-04, Class A4, 7.36s, 2033                                                                     2,682,054
      2,857,438  Ser. 01-1, Class A4, 6.21s, 2032                                                                      2,895,876
      3,013,000  Ser. 01-1, Class A5, 6.99s, 2032                                                                      2,815,829
      1,850,000  Ser. 01-3, Class A4, 6.91s, 2033                                                                      1,794,940
      1,017,676  Ser. 01-4, Class B1, 9.4s, 2033                                                                         137,386
      4,568,852  Ser. 02-1, Class A, 6.681s, 2033                                                                      4,680,652
      1,750,000  Ser. 02-1, Class M2, 9.546s, 2033                                                                       787,500
      3,315,068  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                                    887,328
      1,226,000  Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A,
                 5.05s, 2007                                                                                           1,244,390
                 Countrywide Asset Backed Certificates 144A
         46,524  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                                      46,684
        940,417  Ser. 04-1NIM, Class Note, 6s, 2034                                                                      946,756
      1,330,073  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                                    1,336,816
        323,396  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                                  324,103
        206,452  Countrywide Asset-Backed Certificates 144A Ser. 04-11N, Class N, 5 1/4s, 2036                           207,097
                 Countrywide Home Loans
     13,795,359  Ser. 05-2, Class 2X, IO, 1.295s, 2035                                                                   461,282
      7,118,276  Ser. 04-25, Class 2X, PO, 0.983s, 2035                                                                  230,232
                 Countrywide Asset-backed Certificates 144A
        371,471  Ser. 04-14N, 5s, 2036                                                                                   373,031
        212,276  Ser. 04-EC1N, Class N, 5s, 2035                                                                         213,019
        716,000  Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)                                    735,618
                 Home Equity Asset Trust 144A
        612,830  Ser. 04-FR1N, Class A, 5s, 2034                                                                         612,830
        351,874  Ser. 05-6N, Class A, 5 1/4s, 2035                                                                       350,692
        286,000  Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 3.39s, 2035                               286,000
        260,027  Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034                                         260,140
      2,160,000  First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.751s, 2039                                   2,214,546
        590,908  First Consumers Master Trust FRN Ser. 01-A, Class A, 3.12s, 2008                                        586,107
      4,154,182  First Franklin Mortgage Loan Asset Backed Certificates Ser. 03-FFB, Class A,
                 IO, 6s, 2005                                                                                             37,250
                 First Franklin Mortgage Loan NIM Trust 144A
        273,684  Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)                                                    273,666
        338,019  Ser. 04-FF7A, Class A, 5s, 2034                                                                         338,763
                 First Franklin NIM Trust 144A
         51,920  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                                      51,718
        143,274  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                                     142,873
        438,675  First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023                                             438,949
        480,000  Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009                                            472,500
                 Fremont NIM Trust 144A
        543,923  Ser. 04-3, Class A, 4 1/2s, 2034                                                                        542,998
        126,240  Ser. 04-3, Class B, 7 1/2s, 2034                                                                        121,809
        236,230  Ser. 04-A, Class Note, 4 3/4s, 2034                                                                     235,356
        174,612  Ser. 04-B, Class Note, 4.703s, 2034                                                                     174,612
        485,685  Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)                                                      487,482
         56,195  Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)                                                       56,026
                 GEBL 144A
        365,788  Ser. 04-2, Class D, 5s, 2032                                                                            366,008
        273,598  Ser. 04-2, Class C, 3.44s, 2032                                                                         273,762
        836,610  GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.29s, 2010                            836,610
        198,754  GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 3.7s, 2018                               198,754
                 GMAC Mortgage Corp. Loan Trust
      3,940,000  Ser. 04-HE5, Class A, IO, 6s, 2007                                                                      383,007
      1,145,193  Ser. 05-AR1, Class 1A2, 4.43s, 2035                                                                   1,144,119
        230,000  Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A,
                 Class 4, 6.09s, 2015 (Cayman Islands)                                                                   233,163
                 Granite Mortgages PLC FRB
      1,495,000  Ser. 01-1, Class 1C, 4.07s, 2041 (United Kingdom)                                                     1,511,819
        719,000  Ser. 04-1, Class 1C, 3.95s, 2044 (United Kingdom)                                                       722,370
        580,000  Ser. 02-1, Class 1C, 3.97s, 2042 (United Kingdom)                                                       589,106
        290,000  Ser. 02-2, Class 1C, 3.92s, 2043 (United Kingdom)                                                       294,640
                 Green Tree Financial Corp.
        379,018  Ser. 97-4, Class A7, 7.36s, 2029                                                                        404,602
        228,343  Ser. 97-6, Class A8, 7.07s, 2029                                                                        231,781
        402,933  Ser. 97-6, Class A9, 7.55s, 2029                                                                        427,312
        299,395  Ser. 97-7, Class A8, 6.86s, 2029                                                                        314,364
        150,357  Ser. 99-3, Class A5, 6.16s, 2031                                                                        153,129
        505,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                                       526,147
      6,610,000  Ser. 99-5, Class A5, 7.86s, 2030                                                                      5,812,721
      2,008,828  Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                                      1,915,570
      1,658,000  GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011                                                  1,630,782
                 GSAMP Trust 144A
         37,660  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                                   37,660
        155,085  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                                  154,899
        247,723  Ser. 04-HE1N, Class N1, 5s, 2034                                                                        247,202
      1,441,395  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                                  1,439,521
        681,000  Ser. 04-NIM1, Class N2, zero %, 2034                                                                    499,173
      1,439,298  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                                   1,437,139
        187,595  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                                  187,370
        504,000  Ser. 05-NC1, Class N, zero %, 2035                                                                      502,236
      1,648,644  High Income Trust Securities 144A FRB Ser. 03-1A, Class A,
                 3.27s, 2036 (Cayman Islands)                                                                          1,599,185
                 Holmes Financing PLC FRB
      6,735,000  Ser. 1, Class 2C, 3.81s, 2040 (United Kingdom)                                                        6,749,817
        380,000  Ser. 4, Class 3C, 3.96s, 2040 (United Kingdom)                                                          384,864
        332,000  Ser. 8, Class 2C, 3.38s, 2040 (United Kingdom)                                                          334,075
                 Home Equity Asset Trust 144A
         24,837  Ser. 03-5N, Class A, 7 1/2s, 2034                                                                        24,899
         16,955  Ser. 03-6N, Class A, 6 1/2s, 2034                                                                        16,976
         64,787  Ser. 03-7N, Class A, 5 1/4s, 2034                                                                        64,828
        189,180  Ser. 04-1N, Class A, 5s, 2034                                                                           189,180
        260,165  Ser. 04-3N, Class A, 5s, 2034                                                                           260,165
        376,719  Ser. 04-4N, Class A, 5s, 2034                                                                           376,719
        791,572  Ser. 04-5N, Class A, 5 1/4s, 2034                                                                       791,572
      1,500,000  Ser. 04-7N, Class A, 4 1/2s, 2035                                                                     1,493,250
        188,000  Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011                                           185,644
        454,038  IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005                                               7,496
                 LNR CDO, Ltd. 144A
      2,075,000  FRB Ser. 02-1A, Class FFL, 5.6s, 2037 (Cayman Islands)                                                2,087,243
      1,280,000  FRB Ser. 03-1A, Class EFL, 5.85s, 2036 (Cayman Islands)                                               1,395,200
                 Long Beach Asset Holdings Corp. NIM Trust 144A
        185,765  Ser. 04-2, Class N1, 4.94s, 2034                                                                        185,765
        540,233  Ser. 04-5, Class Note, 5s, 2034                                                                         541,422
      1,385,604  Ser. 05-1, Class N1, 4.115s, 2035                                                                     1,385,604
                 Long Beach Mortgage Loan Trust
        211,600  Ser. 03-2, Class S1, IO, 4 1/4s, 2005                                                                     1,987
      4,407,105  Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                                                    42,039
      9,894,635  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                                   500,669
      4,947,310  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                                   250,334
                 Madison Avenue Manufactured Housing Contract
     80,543,719  Ser. 02-A IO, 0.3s, 2032                                                                                906,117
      1,626,445  FRB Ser. 02-A, Class B1, 6.1s, 2032                                                                     780,694
                 Marriott Vacation Club Owner Trust 144A
         88,582  Ser. 04-2A, Class C, 4.741s, 2026                                                                        86,133
         89,387  Ser. 04-2A, Class D, 5.389s, 2026                                                                        86,966
      1,046,077  FRB Ser. 02-1A, Class A1, 3.55s, 2024                                                                 1,055,335
                 Master Asset Backed Securities NIM Trust 144A
        117,683  Ser. 04-CI3, Class N1, 4.45s, 2034                                                                      117,683
        400,188  Ser. 04-CI5, Class N1, 4.946s, 2034                                                                     400,868
        187,000  Ser. 04-CI5, Class N2, 9s, 2034                                                                         186,439
        241,880  Ser. 04-HE1A, Class Note, 5.191s, 2034                                                                  240,429
      1,059,000  Mastr Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034                                 1,119,065
        860,000  MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 3.99s, 2010                                877,947
      2,700,584  Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 3.47s, 2027                                          2,592,560
                 Merrill Lynch Mortgage Investors, Inc.
         35,576  Ser. 03-WM3N, Class N1, 8s, 2005                                                                         35,609
        192,158  Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)                                                   191,588
                 Merrill Lynch Mortgage Investors, Inc. 144A
        103,323  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                                    103,420
         94,620  Ser. 03-WM1N, Class N1, 7s, 2033                                                                         94,856
        104,977  Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)                                                       104,320
        133,677  Ser. 04-HE1N, Class N1, 5s, 2006                                                                        132,716
        350,378  Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Ilands)                                                        348,188
        223,913  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                                    224,962
        165,743  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                                    165,018
        383,818  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                                    381,779
        809,982  Ser. 05-WM1N, Class N1, 5s, 2035                                                                        803,700
        467,000  Metris Master Trust FRN Ser. 04-2, Class C, 4.2s, 2010                                                  469,955
                 Metris Master Trust 144A FRN
        928,000  Ser. 01-2, Class C, 4 3/4s, 2009                                                                        926,895
        500,000  Ser. 04-2, Class D, 6.1s, 2010                                                                          503,150
        293,392  Mid-State Trust Ser. 11, Class B, 8.221s, 2038                                                          297,404
      1,277,679  MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010                                                 1,280,234
         55,345  Morgan Stanley ABS Capital I 144A Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                 55,483
      1,437,040  Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.14s, 2035                                1,441,082
         94,000  Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012                                         93,794
                 Morgan Stanley Auto Loan Trust 144A
        483,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                                      478,653
        226,000  Ser. 04-HB2, Class E, 5s, 2012                                                                          216,748
                 Morgan Stanley Dean Witter Capital I
        159,524  FRN Ser. 01-NC3, Class B1, 5.3s, 2031                                                                   158,860
        340,481  FRN Ser. 01-NC4, Class B1, 5.35s, 2032                                                                  337,784
        520,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 3.284s, 2015 (Cayman
                 Islands)                                                                                                521,976
        736,000  New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033                                    718,889
                 New Century Mortgage Corp. NIM Trust 144A
          8,304  Ser. 03-5, Class Note, 8s, 2033                                                                           8,334
         74,827  Ser. 03-B, Class Note, 6 1/2s, 2033                                                                      74,991
        299,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6.05s, 2038 (Cayman Islands)                           303,485
        353,030  Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.805s, 2035                                        385,023
        367,753  Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, IO, 10.118s, 2034                              398,323
                 Novastar NIM Trust 144A
        111,154  Ser. 04-N1, Class Note, 4.458s, 2034                                                                    111,154
        358,496  Ser. 04-N2, Class Note, 4.458s, 2034                                                                    358,496
                 Oakwood Mortgage Investors, Inc.
      1,038,652  Ser. 00-A, Class A3, 7.945s, 2022                                                                       898,903
      2,616,391  Ser. 02-C, Class A1, 5.41s, 2032                                                                      2,276,783
        284,603  Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030                                  265,146
        273,000  Oceanstar PLC 144A FRB Ser. 04, Class D, 5.09s, 2018 (Ireland)                                          273,000
                 Option One Mortgage Securities Corp. NIM Trust 144A
         57,236  Ser. 03-5, Class Note, 6.9s, 2033                                                                        57,522
        770,205  Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)                                                     770,205
      1,079,689  Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005                                  9,236
        189,000  Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017                                            182,739
                 Park Place Securities NIM Trust 144A
        149,059  Ser. 04-MCWN1, Class A, 4.458s, 2034                                                                    149,245
        330,000  Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)                                                    330,000
        834,816  Ser. 04-WHQ2, Class A, 4s, 2035                                                                         833,563
                 Pass-Through Amortizing Credit Card Trust
         84,898  Ser. 02-1A, Class A3FL, 5.83s, 2012                                                                      84,995
        133,160  Ser. 02-1A, Class A4FL, 8.33s, 2012                                                                     133,441
                 People's Choice Net Interest Margin Note 144A
        866,218  Ser. 04-2, Class A, 5s, 2034                                                                            868,165
        140,000  Ser. 04-2, Class B, 5s, 2034                                                                            126,840
        580,000  Permanent Financing PLC FRB Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)                              587,888
                 Providian Gateway Master Trust 144A
        415,000  Ser. 04-DA, Class D, 4.4s, 2011                                                                         404,560
        535,000  FRB Ser. 04-AA, Class D, 4.66s, 2011                                                                    546,770
        920,000  FRN Ser. 04-BA, Class D, 4.21s, 2010                                                                    926,995
        267,000  FRN Ser. 04-EA, Class D, 3.74s, 2011                                                                    267,067
      1,016,101  Renaissance Home Equity Loan Trust Ser. 03-2, Class A, IO, 3s, 2005                                      12,680
        416,000  Renaissance NIM Trust Ser. 05-1, 4.47s, 2035                                                            416,000
         90,019  Renaissance NIM Trust 144A Ser. 04-A, Class Note, 4.45s, 2034                                            90,019
                 Residential Accredit Loans, Inc.
        495,694  Ser. 04-QA5, Class A2, 5.002s, 2034                                                                     498,769
      2,427,345  Ser. 04-QA6, Class NB1, 5.009s, 2034                                                                  2,442,130
      2,786,622  Residential Asset Mortgage Products, Inc. Ser. 04-RZ2, Class A, IO,
                 3 1/2s, 2006                                                                                             69,012
        317,353  Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                4,657
                 Residential Asset Securities Corp. 144A
        687,596  Ser. 04-N10B, Class A1, 5s, 2034                                                                        687,596
        703,772  Ser. 04-NT, Class Note, 5s, 2034                                                                        700,254
        278,320  Ser. 04-NT12, Class Note, 4.7s, 2035                                                                    278,313
      1,990,000  Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note,
                 4 1/4s, 2035                                                                                          1,990,000
      2,585,401  Residential Asset Securitization Trust IFB Ser. 03-A6, Class A5, IO,
                 4.65s, 2033                                                                                             148,661
                 Residential Funding Mortgage Securities II
      5,949,559  Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                                                 113,042
      1,719,770  Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                                                  45,261
      2,312,963  Ser. 03-HS3, Class AI, IO, 5s, 2006                                                                      79,103
                 SAIL Net Interest Margin Notes 144A
        119,904  Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)                                                      121,103
         74,729  Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)                                                      75,103
         19,095  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)                                                        19,238
         87,179  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)                                                        87,083
         33,272  Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)                                                         33,262
         70,408  Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)                                                           70,408
         71,389  Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)                                                           70,859
         77,612  Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)                                                           77,221
        171,709  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                                          170,816
        105,306  Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                    105,000
      1,271,677  Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)                                                       1,272,186
      1,224,364  Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)                                                  1,224,364
        620,479  Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)                                                      620,479
        804,859  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                                          803,652
        160,000  Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)                                                      156,800
        227,292  Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)                                                      226,958
        323,650  Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)                                                      323,200
         60,841  Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                       59,174
        333,973  Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)                                                          333,973
        253,611  Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)                                                      250,187
      1,252,626  Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)                                                    1,248,242
        209,237  Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)                                                        209,321
         99,502  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)                                                         99,355
      1,171,441  Ser. 05-1A, Class A, 4 1/4s, 2035                                                                     1,167,341
        177,000  Ser. A, Class 05-2A, 4 3/4s, 2035 (Cayman Islands)                                                      177,071
                 Sasco Net Interest Margin Trust 144A
          1,959  Ser. 03-AM1, Class A, 7 3/4s, 2033 (Cayman Islands)                                                       1,949
      1,242,335  Ser. 05-NC1A, Class A, 4 3/4s, 2035                                                                   1,242,335
        240,464  Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                                     241,017
         31,525  Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033                                    31,525
                 Sharps SP I, LLC Net Interest Margin Trust 144A
        282,969  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                                     282,969
         75,189  Ser. 03-HE1N, Class N, 6.9s, 2033                                                                        75,565
         22,836  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                                      22,836
         31,820  Ser. 03-TC1N, Class N, 7.45s, 2033                                                                       31,820
        203,692  Ser. 04-4N, Class Note, 6.65s, 2034                                                                     203,956
        145,309  Ser. 04-HE1N, Class Note, 4.94s, 2034                                                                   145,309
        120,846  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                                     120,544
      1,311,189  Ser. 04-HE4N, Class NA, 3 3/4s, 2034                                                                  1,307,124
        143,013  Ser. 04-HS1N, Class Note, 5.92s, 2034                                                                   143,013
        629,424  Ser. 04-RM2N, Class NA, 4s, 2035                                                                        627,410
        235,000  South Coast Funding 144A FRB Ser. 3A, Class A2, 3.971s, 2038                                            237,139
                 Structured Adjustable Rate Mortgage Loan Trust
        987,367  Ser. 04-10, Class 1A1, 4.95s, 2034                                                                      996,383
      1,406,236  Ser. 04-12, Class 1A2, 5.051s, 2034                                                                   1,419,227
      1,760,082  Ser. 04-14, Class 1A, 5.12s, 2034                                                                     1,778,026
      1,878,031  Ser. 04-16, Class 1A2, 5.038s, 2034                                                                   1,895,179
      1,204,583  Ser. 04-18, Class 1A1, 5.068s, 2034                                                                   1,215,250
      3,100,018  Ser. 04-20, Class 1A2, 5.092s, 2035                                                                   3,125,941
        321,365  Ser. 04-4, Class 1A1, 4.787s, 2034                                                                      323,425
      3,995,968  Ser. 04-6, Class 1A, 4.406s, 2034                                                                     4,001,364
         75,154  Ser. 04-8, Class 1A3, 4.711s, 2034                                                                       75,305
      4,663,200  Ser. 05-1, Class 1A1, 5.16s, 2035                                                                     4,707,791
      4,678,000  Ser. 05-7, Class 1A3, 5.416s, 2035                                                                    4,738,668
      2,706,932  Ser. 05-4, Class 1A1, 5.393s, 2035                                                                    2,741,657
                 Structured Adjustable Rate Mortgage Loan Trust 144A
      1,539,283  Ser. 04-NP2, Class A, 3.2s, 2034                                                                      1,539,283
     24,516,014  Ser. 05-9, Class AX, IO, 0.509s, 2035                                                                   735,480
                 Structured Asset Investment Loan Trust
     16,908,146  Ser. 03-BC11, Class A, IO, 6s, 2005                                                                      67,458
      2,394,004  Ser. 03-BC12, Class A, IO, 6s, 2005                                                                      21,467
      3,884,571  Ser. 03-BC13, Class A, IO, 6s, 2005                                                                      34,833
         45,863  Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)                                                     46,006
      2,896,985  Ser. 03-BC8, Class A, IO, 6s, 2005                                                                       69,021
     12,792,491  Ser. 04-1, Class A, IO, 6s, 2005                                                                        241,581
     11,272,507  Ser. 04-3, Class A, IO, 6s, 2005                                                                        324,349
                 Structured Asset Securities Corp.
      1,301,185  Ser. 03-26A, Class 2A, 4.581s, 2033                                                                   1,310,897
        788,754  Ser. 03-40A, Class 1A, 4.951s, 2034                                                                     797,933
        751,540  Ser. 04-8, Class 1A1, 4.711s, 2034                                                                      755,863
                 Structured Asset Securities Corp. 144A
      1,092,763  FRB Ser. 03-NP2, Class A2, 3.4s, 2032                                                                 1,091,227
        182,160  FRN Ser. 03-NP3, Class A1, 3.35s, 2033                                                                  182,160
      1,416,000  Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 3.27s, 2035                                         1,414,835
        718,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)                               680,380
      5,934,853  Wells Fargo Home Equity Trust Ser. 04-1, Class A, IO, 6s, 2005                                          170,887
                 Wells Fargo Home Equity Trust 144A
        258,311  Ser. 04-1N, Class A, 5s, 2034                                                                           257,388
        894,182  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)                                                       894,129
        378,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)                                                          359,100
      1,210,111  Wells Fargo Mortgage Backed Securities Trust FRB Ser. 04-I, Class 1A1,
                 3.391s, 2035                                                                                          1,208,220
                 WFS Financial Owner Trust
        195,373  Ser. 04-1, Class D, 3.17s, 2011                                                                         194,213
        402,080  Ser. 04-3, Class D, 4.07s, 2012                                                                         398,864
        187,000  Ser. 04-4, Class D, 3.58s, 2012                                                                         184,838
        274,000  Ser. 05-1, Class D, 4 1/4s, 2012                                                                        271,483
        149,204  Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010                                                   147,882
                 Whole Auto Loan Trust 144A
        729,169  Ser. 03-1, Class D, 6s, 2010                                                                            730,831
        700,000  Ser. 04-1, Class D, 5.6s, 2011                                                                          697,593
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $233,093,859)                                                 $233,051,278
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (16.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
       $550,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                                               $623,945
         65,000  Dow Chemical Co. (The) notes 6s, 2012                                                                    69,287
        695,000  Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009                            669,636
        355,000  Eastman Chemical Co. notes 3 1/4s, 2008                                                                 340,699
        205,000  Falconbridge, Ltd. bonds 5 3/8s, 2015 (Canada)                                                          202,290
        330,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                                                359,700
        530,000  ICI Wilmington, Inc. company guaranty 5 5/8s, 2013                                                      537,020
        310,000  International Paper Co. notes 5.3s, 2015                                                                309,047
        415,000  Lubrizol Corp. (The) sr. notes 5 1/2s, 2014                                                             415,605
        360,000  Monsanto Co. notes 4s, 2008                                                                             355,159
        110,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                                     126,691
        275,000  Newmont Mining Corp. notes 5 7/8s, 2035                                                                 271,029
        225,000  Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)                                                258,096
        230,000  Praxair, Inc. notes 6 3/8s, 2012                                                                        248,872
        485,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                                      594,117
        300,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                                     339,899
        410,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                                     450,318
        160,000  WMC Finance USA company guaranty 6 1/4s, 2033 (Australia)                                               171,167
        290,000  WMC Finance USA company guaranty 5 1/8s, 2013 (Australia)                                               290,537
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,633,114

Capital Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         65,000  Boeing Capital Corp. sr. notes 6.1s, 2011                                                                69,171
        305,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                                     356,038
         75,000  Bunge Ltd. Finance Corp. company guaranty 7.8s, 2012                                                     86,831
        425,000  Bunge Ltd. Finance Corp. company guaranty 4 3/8s, 2008                                                  418,885
        215,000  Bunge Ltd. Finance Corp. notes 5 7/8s, 2013                                                             222,676
        210,000  Litton Industries, Inc. sr. notes 8s, 2009                                                              237,497
        560,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                                                758,788
        565,000  Northrop Grumman Corp. company guaranty 7 1/8s, 2011                                                    630,080
        280,000  Raytheon Co. debs. 7s, 2028                                                                             323,153
         30,000  Raytheon Co. debs. 6 3/4s, 2018                                                                          33,181
        286,000  Raytheon Co. debs. 6s, 2010                                                                             301,741
        410,000  Raytheon Co. notes 8.3s, 2010                                                                           470,746
        370,000  Raytheon Co. notes 4.85s, 2011                                                                          369,248
        435,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                                                439,977
        550,000  Waste Management, Inc. sr. notes 7 3/8s, 2010                                                           612,946
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,330,958

Communication Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        325,000  Ameritech Capital Funding company guaranty 6 1/4s, 2009                                                 341,800
        265,000  AT&T Wireless Services, Inc. notes 8 1/8s, 2012                                                         309,580
        700,000  AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031                                                     923,518
        365,000  AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                                     415,148
        520,000  Bellsouth Capital Funding notes 7 3/4s, 2010                                                            585,379
        305,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                      286,700
        765,000  Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Netherlands)                              879,811
        230,000  Deutsche Telekom International Finance BV company guaranty
                 8 3/4s, 2030 (Netherlands)                                                                              300,155
        790,000  Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Netherlands)                              792,254
        240,000  France Telecom notes 8 3/4s, 2031 (France)                                                              315,876
      1,335,000  France Telecom notes 7 3/4s, 2011 (France)                                                            1,527,555
        200,000  SBC Communications, Inc. notes 5.1s, 2014                                                               194,936
        200,000  SBC Communications, Inc. notes 4 1/8s, 2009                                                             194,525
        665,000  Sprint Capital Corp. company guaranty 7 5/8s, 2011                                                      740,219
        520,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                                        563,195
      1,565,000  Sprint Capital Corp. company guaranty 6 7/8s, 2028                                                    1,675,475
        525,000  Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg) (S)                                535,346
        490,000  Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)                                    484,100
        560,000  Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)                                   537,085
        380,000  Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)                                        500,791
        135,000  Verizon Global Funding Corp. notes 7 3/4s, 2030                                                         163,161
      1,610,000  Verizon New England Inc. sr. notes 6 1/2s, 2011                                                       1,723,671
        850,000  Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013                                                        810,637
         40,000  Verzon New Jersey, Inc. debs. 8s, 2022                                                                   47,364
        465,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom) (S)                                              593,638
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,441,919

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        610,000  Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)                                      692,452
        585,000  Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)                                  633,895
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,326,347

Consumer Cyclicals (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,015,000  Cendant Corp. notes 6 1/4s, 2010                                                                      1,066,313
        325,000  Cendant Corp. sr. notes 7 3/8s, 2013 (S)                                                                366,661
        225,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                             241,899
        375,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                                368,465
      1,575,000  DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009                                          1,695,579
        410,000  DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013                                          423,551
        900,000  Ford Motor Co. debs. 9.98s, 2047                                                                        988,953
        145,000  Ford Motor Credit Corp. notes 7 3/4s, 2007                                                              150,137
      1,650,000  Ford Motor Credit Corp. notes 7 3/8s, 2009                                                            1,657,211
        670,000  General Motors Acceptance Corp. bonds 8s, 2031                                                          583,465
        475,000  General Motors Acceptance Corp. FRN Ser. MTN, 3.56s, 2007                                               455,138
         90,000  General Motors Acceptance Corp. notes 6 7/8s, 2011                                                       81,436
        215,000  General Motors Corp. notes 7.2s, 2011 (S)                                                               194,096
        345,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                                                 338,950
        160,000  Harrah's Operating Co., Inc. company guaranty 8s, 2011                                                  181,563
        605,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                                                  697,902
        330,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                  326,700
        310,000  Lear Corp. company guaranty Ser. B, 8.11s, 2009                                                         335,479
        426,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                                     464,581
        145,000  May Department Stores Co. (The) notes 5 3/4s, 2014                                                      145,429
        320,000  Nordstrom, Inc. debs. 6.95s, 2028                                                                       360,626
        120,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                   129,300
        230,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                       246,675
        530,000  RadioShack Corp. notes 7 3/8s, 2011                                                                     598,225
        260,000  Ryland Group, Inc. (The) notes 5 3/8s, 2015                                                             251,892
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,350,226

Consumer Staples (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        420,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                                493,402
        110,000  AT&T Broadband Corp. company guaranty 8 3/8s, 2013                                                      130,706
        135,000  Chancellor Media Corp. company guaranty 8s, 2008                                                        145,504
        360,000  Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013 (S)                                           354,302
        340,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                                                  388,646
        310,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                                                  340,696
        145,000  Cox Communications, Inc. notes 7 3/4s, 2010                                                             161,045
        955,000  Cox Communications, Inc. 144A notes 5.45s, 2014                                                         929,700
        290,000  Cox Communications, Inc. 144A notes 4 5/8s, 2010                                                        281,795
        325,000  Cox Enterprises, Inc. 144A notes 7 7/8s, 2010                                                           353,526
        518,046  CVS Corp. 144A pass-through certificates 6.117s, 2013                                                   544,954
        645,000  Delhaize America, Inc. company guaranty 8 1/8s, 2011                                                    716,931
        720,000  Fred Meyer, Inc. Holding Co. company guaranty 7.45s, 2008                                               771,596
      1,475,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                         1,580,973
        905,000  Kraft Foods, Inc. notes 6 1/4s, 2012                                                                    972,898
        575,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                                                    596,624
         20,000  Kroger Co. company guaranty 6 3/4s, 2012                                                                 21,796
        665,000  Miller Brewing Co. 144A notes 5 1/2s, 2013                                                              676,643
        355,000  News America Holdings, Inc. debs. 7 3/4s, 2045                                                          416,991
        215,000  News America, Inc. debs. 7 1/4s, 2018                                                                   241,378
        185,000  TCI Communications, Inc. debs. 9.8s, 2012                                                               231,887
        580,000  TCI Communications, Inc. debs. 8 3/4s, 2015                                                             725,324
      1,000,000  TCI Communications, Inc. debs. 7 7/8s, 2013                                                           1,166,472
        320,000  Time Warner Entertainment Co., LP debs. 8 3/8s, 2023                                                    392,088
        370,000  Time Warner, Inc. debs. 9.15s, 2023                                                                     486,403
      1,280,000  Time Warner, Inc. debs. 9 1/8s, 2013                                                                  1,581,586
        220,000  Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013                                                 261,970
        275,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                                                    318,965
        255,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                                305,534
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,590,335

Energy (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        250,000  Buckeye Partners LP notes 5.3s, 2014                                                                    247,602
        245,000  Enbridge Energy Partners LP sr. notes 5.35s, 2014                                                       245,788
        250,000  Forest Oil Corp. sr. notes 8s, 2011                                                                     275,000
        920,000  Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012                                                       923,481
        280,000  Noble Affiliates, Inc. sr. notes 8s, 2027                                                               348,862
        370,000  Ocean Energy, Inc. company guaranty 7 1/4s, 2011                                                        413,564
        500,000  Schlumberger Technology Corp. 144A notes 6 1/2s, 2012                                                   546,852
        260,000  Sunoco, Inc. notes 4 7/8s, 2014                                                                         252,758
        140,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                                 160,371
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,414,278

Financial (6.4%)
--------------------------------------------------------------------------------------------------------------------------------
        505,000  Allfirst Financial Inc. sub. notes 7.2s, 2007                                                           534,858
      2,015,000  Associates First Capital Corp. debs. 6.95s, 2018                                                      2,302,647
        625,000  AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                              706,742
         90,000  Bank of America Corp. sr. notes 5 3/8s, 2014                                                             91,438
        650,000  Bank of America Corp. sub. notes 7.4s, 2011                                                             732,774
        210,000  Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013                                          201,422
        100,000  Bank One Corp. sub. notes 5 1/4s, 2013                                                                  100,804
      2,941,000  Bank United Corp. notes Ser. A, 8s, 2009                                                              3,283,250
        350,000  Barclays Bank PLC 144A FRN 6.86s, 2049 (United Kingdom)                                                 391,847
        335,000  Block Financial  Corp. notes 5 1/8s, 2014                                                               322,142
        895,000  Bosphorus Financial Services Ltd. 144A sec. FRN 4.81s, 2012 (Cayman Islands)                            894,646
        170,000  Capital One Bank notes 6 1/2s, 2013                                                                     182,549
        250,000  Capital One Bank notes Ser. BKNT, 4 7/8s, 2008                                                          251,797
        230,000  Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008                                                        243,684
        320,000  CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)                                           313,584
        210,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                                                  241,483
         50,000  CIT Group, Inc. sr. notes 5s, 2015                                                                       48,310
      1,435,000  CIT Group, Inc. sr. notes 5s, 2014 (S)                                                                1,410,286
        970,000  Citigroup, Inc. debs. 6 5/8s, 2028                                                                    1,083,591
        130,000  Citigroup, Inc. sub. notes 6s, 2033                                                                     133,785
      1,316,000  Citigroup, Inc. sub. notes 5s, 2014                                                                   1,292,017
        295,000  Colonial Properties Trust notes 6 1/4s, 2014 (R)                                                        310,537
        495,000  Countrywide Capital III company guaranty Ser. B, 8.05s, 2027                                            606,902
        760,000  Countrywide Home Loans, Inc. company guaranty Ser. MTNL, 4s, 2011                                       714,500
        350,000  Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015                                                 337,020
        205,000  Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)                                              199,155
        815,000  Equity One, Inc. company guaranty 3 7/8s, 2009                                                          774,228
        805,000  Executive Risk Capital Trust company guaranty Class B, 8.675s, 2027                                     885,755
      1,450,000  First Chicago NBD Corp. sub. notes 6 3/8s, 2009                                                       1,538,145
        470,000  Fleet Capital Trust V bank guaranty FRN 4.04s, 2028                                                     467,119
      1,655,000  Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)                                         1,972,100
        650,000  Fund American Cos. Inc. notes 5 7/8s, 2013                                                              657,779
        285,000  General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032                                               328,982
        350,000  General Electric Capital Corp. notes Ser. A, 6s, 2012                                                   372,905
        190,000  General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011                                            202,970
        755,000  Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015                                                      737,117
        690,000  Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013                                                      667,130
        265,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                                  295,990
        525,000  Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010                                      589,648
        325,000  Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)                                    312,772
        805,000  Hospitality Properties Trust notes 6 3/4s, 2013 (R)                                                     864,020
        360,000  Household Finance Corp. notes 8s, 2010                                                                  411,828
        595,000  Household Finance Corp. notes 7s, 2012                                                                  663,263
        220,000  HRPT Properties Trust bonds 5 3/4s, 2014 (R)                                                            221,079
        245,000  HRPT Properties Trust notes 6 1/4s, 2016 (R)                                                            258,889
      1,150,000  HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)                                  1,387,186
        660,000  HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)                                     626,274
      1,045,000  HSBC Finance Corp. notes 6 3/4s, 2011                                                                 1,143,996
        850,000  International Lease Finance Corp. FRN Ser. MTNP, 3.06s, 2010                                            849,752
      1,075,000  International Lease Finance Corp. notes 4 3/4s, 2012                                                  1,042,005
        425,000  International Lease Finance Corp. unsub. 4 3/4s, 2009                                                   425,241
         85,000  iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                                         94,556
        480,000  iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                            492,273
        375,000  John Hancock Global Funding II 144A notes 7.9s, 2010                                                    428,192
        515,000  JP Morgan Chase Capital XV notes 5 7/8s, 2035                                                           497,341
      1,195,000  JPMorgan Chase & Co. sub. notes 5 1/8s, 2014                                                          1,176,096
        230,000  Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)                                                     228,750
          5,000  Lehman Brothers Holdings, Inc. notes 4 1/4s, 2010                                                         4,868
        425,000  Lehman Brothers Holdings, Inc. notes Ser. MTNG, 4.8s, 2014                                              409,908
      3,275,000  Liberty Mutual Insurance 144A notes 7.697s, 2097                                                      3,490,944
        210,000  Loews Corp. notes 5 1/4s, 2016                                                                          204,876
        280,000  Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009                                                    278,666
        300,000  MetLife, Inc. sr. notes 6 1/8s, 2011                                                                    319,680
        360,000  Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011                                                 392,372
        635,000  National City Bank bonds 4 5/8s, 2013                                                                   617,773
        395,000  National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011                                                   424,907
        235,000  Nationwide Financial Services, Inc. notes 5 5/8s, 2015                                                  236,660
        205,000  Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031                                                 255,654
      2,110,000  NB Capital Trust IV company guaranty 8 1/4s, 2027                                                     2,336,344
        305,000  OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033                                                 334,400
        525,000  PNC Funding Corp. bonds 5 1/4s, 2015                                                                    520,760
        535,000  Popular North America, Inc. sub. notes 3 7/8s, 2008                                                     525,964
        760,000  Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013                                            772,789
        435,000  Protective Life Corp. notes 4.3s, 2013 (S)                                                              409,903
        515,000  Prudential Holdings LLC 144A bonds 8.695s, 2023                                                         651,722
        390,000  Prudential Insurance Co. 144A notes 8.3s, 2025                                                          507,093
        235,000  Rabobank Capital Funding II 144A bonds 5.26s, 2049                                                      236,048
        110,000  Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)                                      135,147
        295,000  Simon Property Group LP notes 5 5/8s, 2014 (R)                                                          296,363
        565,000  State Street Capital Trust II notes FRN 3.294s, 2008                                                    566,884
        940,000  Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049                                      1,030,608
        635,000  Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)                                            614,137
      1,485,000  UBS AG/Jersey Branch FRN 6.05s, 2008 (United Kingdom)                                                 1,566,675
        595,000  UBS Preferred Funding Trust I company guaranty 8.622s, 2049                                             701,832
        810,000  Wachovia Bank NA/Old bonds 4 7/8s, 2015                                                                 788,072
        560,000  Wachovia Corp. sub. notes 5 1/4s, 2014 (S)                                                              561,594
        645,000  Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049                                              664,969
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      57,402,763

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,065,000  American Home Products Corp. notes 6.95s, 2011                                                        1,167,938
        430,000  Bayer Corp. 144A FRB 6.2s, 2008                                                                         448,219
        140,000  HCA, Inc. notes 6.91s, 2005                                                                             140,875
        205,000  HCA, Inc. sr. notes 6.95s, 2012                                                                         212,781
        175,000  Hospira, Inc. notes 5.9s, 2014                                                                          182,160
        230,000  WellPoint, Inc. 144A notes 5s, 2014                                                                     225,655
        230,000  WellPoint, Inc. 144A notes 4 1/4s, 2009                                                                 224,535
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,602,163

Technology (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        400,000  Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014                                     393,390
        330,000  Fiserv, Inc. notes 4s, 2008                                                                             325,183
        195,000  Motorola, Inc. notes 7 5/8s, 2010                                                                       219,113
        440,000  Motorola, Inc. notes 4.608s, 2007                                                                       441,148
        310,000  SunGard Data Systems, Inc. bonds 4 7/8s, 2014                                                           249,865
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,628,699

Transportation (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,860,000  Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008                           1,828,541
        420,000  CSX Corp. notes 6 3/4s, 2011                                                                            458,352
        170,000  CSX Corp. notes 6 1/4s, 2008                                                                            178,902
        675,000  Norfolk Southern Corp. notes 7.05s, 2037                                                                789,869
        380,000  Norfolk Southern Corp. sr. notes 6 3/4s, 2011                                                           416,497
        310,000  Union Pacific Corp. notes 7 3/8s, 2009                                                                  339,700
        330,000  Union Pacific Corp. notes 6 5/8s, 2008                                                                  348,788
        295,000  Union Pacific Corp. 144A pass-through certificates 5.214s, 2014                                         292,044
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,652,693

Utilities & Power (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        240,000  AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013                                                    244,798
        330,000  AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013                                                      336,419
        380,000  Atmos Energy Corp. notes 4.95s, 2014 (S)                                                                366,127
        205,000  Carolina Power & Light Co. 1st mtge. 6 1/8s, 2033                                                       215,814
        255,000  Carolina Power & Light Co. 1st. mtge. 5.7s, 2035                                                        253,582
        515,000  CenterPoint Energy Resources Corp. notes 7 3/4s, 2011                                                   584,015
        565,000  Cleveland Electric Illuminating Co. (The) sr. notes 5.65s, 2013                                         574,805
        225,000  Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017                            269,802
        190,000  Consumers Energy Co. 1st mtge. 5.65s, 2020                                                              189,117
        965,000  Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013                                                     971,797
        350,000  Dayton Power & Light Co. (The) 144A 1st mtge. 5 1/8s, 2013                                              353,050
        215,000  Detroit Edison Co. 144A 1st mtge. 5.45s, 2035                                                           207,733
        580,000  Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005                                                       584,363
         40,000  FirstEnergy Corp. notes Ser. B, 6.45s, 2011                                                              42,202
        530,000  FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031                                                            600,332
        410,000  Florida Power & Light Co. 1st mtge. 5.95s, 2033                                                         438,489
        245,000  Florida Power & Light Co. 1st mtge. 5 5/8s, 2034                                                        250,632
        230,000  Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013                                                    242,097
        260,000  Kinder Morgan, Inc. notes 5.15s, 2015                                                                   253,312
        940,000  Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                            1,021,013
        570,000  MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007                                                  572,028
        110,000  MidAmerican Energy Holdings Co. sr. notes 3 1/2s, 2008                                                  106,104
        905,000  Monongahela Power Co. 1st mtge. 5s, 2006                                                                910,418
        270,000  National Fuel Gas Co. notes 5 1/4s, 2013                                                                269,723
        346,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                     388,385
        160,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                   156,000
        595,000  NiSource Finance Corp. company guaranty 7 7/8s, 2010                                                    678,525
        770,000  Northern States Power Co. 1st mtge. Ser. B, 8s, 2012                                                    916,871
        375,000  Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033                                                     445,671
        600,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012                                                     643,225
        530,000  Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034                                                        543,487
        245,000  Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014                                                         238,965
        165,000  Pacific Gas & Electric Co. 1st. mtge. 4.2s, 2011                                                        159,980
        485,000  PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013                                                           500,003
        365,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                                                 373,454
        599,033  Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012                                                616,351
        270,000  PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007                                        293,271
        270,000  Public Service Company of New Mexico sr. notes 4.4s, 2008                                               267,982
        375,000  Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008                                            395,709
        390,000  Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009                                          421,188
        340,000  Rochester Gas & Electric notes 6 3/8s, 2033                                                             369,766
        345,000  Southern California Edison Co. 1st mtge. 6s, 2034                                                       358,221
        435,000  Southern California Edison Co. 1st mtge. 5s, 2014                                                       431,131
        140,000  Southern California Edison Co. 1st. mtge. 5s, 2016                                                      137,294
        275,000  Tampa Electric Co. notes 6 7/8s, 2012                                                                   305,004
        145,000  TGT Pipeline Co. 144A notes 5 1/2s, 2017                                                                144,236
         89,679  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON)
                 (F) (RES)                                                                                                     1
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,642,492
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $142,770,650)                                               $145,015,987
--------------------------------------------------------------------------------------------------------------------------------

Municipal bonds and notes (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
       $515,000  IL State G.O. Bonds, 5.1s, 6/1/33                                               AA                     $491,459
        555,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16                   Aaa                     524,320
        555,000  OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27                           Aa3                     596,753
--------------------------------------------------------------------------------------------------------------------------------
                 Total Municipal bonds and notes  (cost $1,625,000)                                                   $1,612,532
--------------------------------------------------------------------------------------------------------------------------------

Common stocks (--%)(a)(cost $--)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
            273  Birch Telecom, Inc. (NON)(F)(RES)                                                                            $1

Short-term investments (15.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $129,611,689 Putnam Prime Money Market (e)                                                                      $129,611,689
       3,584,159 Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                       3,579,018
      2,000,000  U.S. Treasury Bill zero %, June 30, 2005 (SEG)                                                        1,986,110
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $135,176,817)                                                  $135,176,817
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,297,590,958) (b)                                                      $1,285,918,364
================================================================================================================================



Putnam VT Income Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                         Unrealized
                                        Number of                      Aggregate    Expiration        appreciation/
                                        Contracts          Value      face value          date       (depreciation)
-------------------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)           209    $22,526,281     $22,751,878        Jun-05           $(225,597)
Euro 90 day (Short)                            47     11,336,988      11,380,865        Jun-05              43,877
Euro 90 day (Short)                            46     11,042,875      11,098,806        Sep-05              55,931
Euro 90 day (Short)                            28      6,693,400       6,710,521        Mar-06              17,121
Euro 90 day (Short)                            23      5,506,488       5,519,626        Dec-05              13,138
U.S. Treasury Bond (Long)                   1,114    124,071,750     125,835,581        Jun-05          (1,763,831)
U.S. Treasury Note 10 yr (Short)               76      8,304,188       8,249,342        Jun-05             (54,846)
U.S. Treasury Note 5 yr (Short)                81      8,674,594       8,641,145        Jun-05             (33,449)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $(1,947,656)
===================================================================================================================




Putnam VT Income Fund
TBA sale commitments outstanding at March 31, 2005 (Unaudited)
(proceeds receivable $292,248,532)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA, 7s, April 1, 2035                                                       $8,000,000             4/13/05          $8,428,750
FNMA, 6 1/2s, April 1, 2035                                                   76,500,000             4/13/05          79,380,699
FNMA, 5 1/2s, April 1, 2035                                                   91,818,000             4/13/05          91,954,295
FNMA, 5s, May 1, 2035                                                         50,700,000             5/12/05          49,448,344
FNMA, 5s, April 1, 2035                                                       50,700,000             4/13/05          49,583,018
FNMA, 5s, April 1, 2020                                                       14,100,000             4/18/05          14,083,476
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $292,878,582
================================================================================================================================




Putnam VT Income Fund

Interest rate swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                                                       Unrealized
                                                                                Notional       Termination          appreciation/
                                                                                  amount              date         (depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                             $39,200,000            4/6/10                   $--

Agreement with JP Morgan Chase Bank dated March 3, 2005 to
receive semi-annually the notional amount multiplied by 4.798%
and pay quarterly the notional amount multiplied by the 3 month
USD LIBOR.                                                                    35,700,000            3/7/15              (356,684)

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              35,700,000           1/14/10              (646,288)

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              29,313,000          12/22/09               486,624

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              24,800,000           3/30/09             1,306,483

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125%
and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              23,974,000           1/28/24               154,449

Agreement with Credit Suisse First Boston International dated
May 13, 2004 to receive semi-annually the notional amount
multiplied by 4.505% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                      28,000,000           5/17/09               347,240

Agreement with Credit Suisse First Boston International dated
July 7, 2004 to receive semi-annually the notional amount
multiplied by 2.931% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                      11,098,100            7/9/06              (129,432)

Agreement with Credit Suisse First Boston International dated
October 5, 2004 to receive semi-annually the notional amount multiplied by 4.624% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.                                      10,570,000           10/7/14               (67,146)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount
multiplied by 4.64101% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.                           33,131,000          12/11/13               145,455
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,240,701
================================================================================================================================




Putnam VT Income Fund

Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional       Termination            Unrealized
                                                                                  amount              date          appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Deutsche Bank AG dated December 29, 2004 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and an accrual of 7 basis points plus the beginning of the period nominal spread of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index and
pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index and an accrual of 7 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA Commercial Mortgage Backed Securities
Index.                                                                        $7,986,600            4/1/05               $41,887

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of 25
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                                        3,450,000           7/31/05                 9,216

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of -5
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities
Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor.                                                      3,450,000           7/31/05                10,906

Agreement with Goldman Sachs Capital Markets, L.P. dated
January 1, 2005 to pay on April 29, 2005 the spread change
multiplied by the sum of the notional amount divided by 10,000 and multiplied by the modified adjusted duration as identified on Bloomberg as of April 29, 2005 and receive on May 5, 2005 the notional amount multiplied by the sum of 0.03% plus the
nominal spread of the the Lehman Brothers Commerical MBS Index
on April 29, 2005.                                                            15,639,551            5/2/05                78,151

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 29, 2004 to pay at maturity the notional amount
multiplied by the spread depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index plus 8 basis
points.                                                                       83,197,000            7/1/05               439,862

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 31, 2004 to pay at maturity the notional amount
multiplied by the spread depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index plus 43 basis
points.                                                                       10,528,075            6/1/05                64,704
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $644,726
================================================================================================================================




Putnam VT Income Fund

Credit default contracts outstanding at March 31, 2005 (Unaudited)

                                                                                                                      Unrealized
                                                                                                    Notional        appreciation/
                                                                                                      amount       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America effective January 31, 2005, maturing on
March 20, 2010, to receive quarterly 18.5 basis points times the notional amount.
Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of any FNMA senior note.                                                       $12,800,000              $2,146

Agreement with Bank of America effective February 25, 2005, maturing on
March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum.  Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 15, 2011.                                                                                 8,600,000                 473

Agreement with Bank of America, N.A. effective August 11, 2004, maturing on
April 15, 2010, to receive a premium equal to 4.418% times the notional amount.
Upon a credit default event of News Corp. Libor plus 85, 2010, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of News Corp. Libor plus 85, 2010.                                   650,000               9,308

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on
April 15, 2010, to receive a premium equal to 2.583% times the notional amount.
Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of the defaulted News Corp. senior note or bond.                     300,000               1,318

Agreement with Credit Suisse First Boston International effective
February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum.  Upon a credit default event of FNMA,
5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
FNMA, 5.25%, August 1, 2012.                                                                       4,300,000              (1,531)

Agreement with Deutsche Bank AG effective September 9, 2004, maturing on
September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount.  Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of any CVS senior note.                                              140,000               1,138

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                        1,116,444              54,626

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                        1,116,444              28,882

Agreement with Lehman Brothers Finance, S.A. effective March 30, 2005, maturing on
June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the IG 5 year CDX
Series 4 Index.                                                                                    1,225,000                  --

Agreement with Bank of America N.A. effective March 31, 2005, maturing on
June 20, 2010, to pay a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG 5 year CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG 5 year
CDX Series 4 Index.                                                                                1,225,000              (5,081)

Agreement with Bank of America, N.A. effective March 31, 2005, maturing on
June 20, 2010, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 40 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.                                                                               1,225,000                  --

Agreement with Lehman Brothers Finance, S.A.  effective March 30, 2005, maturing on June 20, 2010, to receive quarterly 63.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX
Series 4 Index that the counterparties agree advances within the 7-10 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index.                                                        1,225,000             (20,702)

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          558,222              25,506

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          418,667              18,062

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          279,111               8,961

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          139,556               8,730

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          139,556               1,367
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $133,203
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $880,715,784.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2005. Securities rated by Putnam are indicated by /P. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,297,645,872, resulting in gross unrealized appreciation and depreciation of $9,142,092 and $20,869,600, respectively, or net unrealized depreciation of $11,727,508.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $2 or 0.0% of net assets.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $3,498,932. The fund received cash collateral of $3,579,018 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,152,733 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $172,136,856 and $224,800,099, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on  Floating Rate Bonds (FRB) and Floating Rate Notes
(FRN) are the current interest rates at March 31, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at March 31, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

Dollar Rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT International Equity Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (97.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Australia (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        330,147  Adelaide Brighton, Ltd.                                                                                $431,462
        524,891  Amcor, Ltd.                                                                                           2,906,231
         48,551  Australia & New Zealand Banking Group, Ltd.                                                             774,167
         18,120  Commonwealth Bank of Australia                                                                          489,866
         70,242  QBE Insurance Group, Ltd.                                                                               808,797
         39,083  Westpac Banking Corp.                                                                                   575,141
         42,098  Woolworths, Ltd.                                                                                        522,498
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,508,162

Austria (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        168,122  Telekom Austria AG                                                                                    3,298,966

Belgium (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        210,973  Interbrew SA                                                                                          7,405,046
         65,138  KBC Groupe SA                                                                                         5,506,276
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,911,322

Bermuda (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          3,407  ACE, Ltd.                                                                                               140,607
         80,500  XL Capital, Ltd. Class A                                                                              5,825,785
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,966,392

Brazil (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         18,900  Banco Itau SA ADR (S)                                                                                 1,533,735
        203,620  Petroleo Brasileiro SA ADR                                                                            8,995,932
        189,436  Tele Norte Leste Participacoes SA ADR                                                                 2,930,575
         70,200  Unibanco-Uniao de Bancos Brasileiros SA GDR                                                           2,413,476
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,873,718

Canada (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        183,097  ATI Technologies, Inc. (NON)                                                                          3,160,603
         43,311  Canadian National Railway Co.                                                                         2,733,792
        130,090  Canadian Natural Resources, Ltd.                                                                      7,351,978
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,246,373

China (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      9,377,500  China Telecom Corp., Ltd.                                                                             3,276,492

Denmark (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         76,000  TDC A/S                                                                                               3,212,304

Finland (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         30,190  Nokia OYJ                                                                                               469,214
         65,600  Sampo OYJ Class A                                                                                       954,769
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,423,983

France (12.9%)
--------------------------------------------------------------------------------------------------------------------------------
          2,680  Air Liquide                                                                                             494,189
         19,865  Axa SA                                                                                                  530,489
        166,394  BNP Paribas SA                                                                                       11,816,915
        563,502  Credit Agricole SA                                                                                   15,355,720
        461,617  France Telecom SA                                                                                    13,857,027
        190,100  France Telecom SA 144A                                                                                5,706,507
          5,726  Groupe Danone                                                                                           571,092
         18,769  Lagardere SCA                                                                                         1,424,394
          3,768  Pernod-Ricard SA                                                                                        527,355
        151,141  Renault SA                                                                                           13,532,493
          7,404  Schneider Electric SA                                                                                   581,620
         77,032  Societes Des Autoroutes Paris-Rhin-Rhone (NON)                                                        4,314,443
          9,380  Societes Des Autoroutes Paris-Rhin-Rhone 144A (NON)                                                     525,359
        121,532  Total SA                                                                                             28,506,516
        224,681  Veolia Environnement                                                                                  7,988,380
        480,250  Vivendi Universal SA                                                                                 14,747,126
         85,610  Vivendi Universal SA 144A                                                                             2,628,842
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     123,108,467

Germany (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         32,670  Allianz AG                                                                                            4,159,284
        253,662  BASF AG                                                                                              18,014,485
         79,600  Bayerische Motoren Werke (BMW) AG                                                                     3,619,373
          5,400  E.On AG                                                                                                 463,844
         50,149  Linde AG                                                                                              3,451,982
          9,200  Metro AG                                                                                                495,073
         27,770  Premiere AG 144A (NON)                                                                                1,152,983
         42,031  Schwarz Pharma AG                                                                                     1,857,056
        120,413  Siemens AG                                                                                            9,524,736
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      42,738,816

Greece (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        150,700  Hellenic Telecommunication Organization (OTE) SA                                                      2,667,268
         72,085  National Bank of Greece 144A                                                                          2,444,903
        107,175  National Bank of Greece SA                                                                            3,635,049
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,747,220

Hong Kong (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      4,771,000  China Netcom Group Corp. Hong Kong, Ltd. (NON)                                                        6,698,523
        550,000  Swire Pacific, Ltd.                                                                                   4,354,669
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,053,192

Hungary (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         35,014  OTP Bank Rt.                                                                                          1,200,571

India (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        110,475  Housing Development Finance Corp., Ltd.                                                               1,840,237
      1,587,622  National Thermal Power Corp., Ltd.                                                                    3,119,193
        385,415  Reliance Industries, Ltd.                                                                             4,823,873
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,783,303

Ireland (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        178,721  Allied Irish Banks PLC                                                                                3,750,804
         72,318  Bank of Ireland                                                                                       1,141,823
        141,997  CRH PLC                                                                                               3,731,098
         79,530  Depfa Bank PLC                                                                                        1,260,861
        599,049  Eircom Group PLC                                                                                      1,580,282
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,464,868

Italy (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        231,000  Banca Intesa SPA                                                                                      1,064,154
         33,410  ENI SpA                                                                                                 871,799
        910,500  IntesaBCI SpA                                                                                         4,638,123
        597,400  Mediaset SpA                                                                                          8,617,166
        154,081  Telecom Italia SpA                                                                                      585,668
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,776,910

Japan (21.0%)
--------------------------------------------------------------------------------------------------------------------------------
        116,950  Acom Co., Ltd.                                                                                        7,928,628
        221,900  Aeon Co., Ltd.                                                                                        3,757,817
         16,600  Aeon Co., Ltd. 144A                                                                                     281,117
        315,900  Astellas Pharmaceutical Co., Ltd.                                                                    10,722,994
        402,900  Canon, Inc.                                                                                          21,663,316
        150,600  Credit Saison Co., Ltd.                                                                               5,435,908
        515,000  Dai Nippon Printing Co., Ltd.                                                                         8,422,807
         14,700  Daito Trust Construction Co., Ltd.                                                                      618,571
          1,972  East Japan Railway Co.                                                                               10,621,582
            460  Fuji Television Network, Inc.                                                                         1,088,274
          4,000  FUNAI Electric Co., Ltd.                                                                                494,483
         34,500  Hoya Corp.                                                                                            3,806,808
          1,015  Japan Tobacco, Inc.                                                                                  11,294,651
        271,000  JGC Corp.                                                                                             2,964,934
          5,491  Jupiter Telecommunications Co. (NON)                                                                  4,390,130
            114  Jupiter Telecommunications Co. 144A (NON)                                                                91,145
        466,000  Kubota Corp.                                                                                          2,492,538
        110,100  Lawson, Inc.                                                                                          4,056,424
         44,000  Matsushita Electric Industrial Co.                                                                      650,084
         42,000  Mitsubishi Corp.                                                                                        545,521
          1,198  Mitsubishi Tokyo Finance Group, Inc.                                                                 10,418,365
        396,000  Mitsui & Co., Ltd.                                                                                    3,662,278
          1,334  Mizuho Financial Group, Inc.                                                                          6,324,462
            649  Nippon Telegraph & Telephone (NTT) Corp.                                                              2,846,278
         53,000  Nissan Motor Co., Ltd.                                                                                  544,670
         33,600  Nomura Research Institute, Ltd.                                                                       3,141,949
        441,700  Nomura Securities Co., Ltd.                                                                           6,195,530
            281  NTT DoCoMo, Inc.                                                                                        472,976
        241,700  Omron Corp.                                                                                           5,288,741
        253,000  Onward Kashiyama Co., Ltd.                                                                            3,745,081
         21,000  Orix Corp.                                                                                            2,684,402
         21,400  Sankyo Co., Ltd.                                                                                        452,254
          9,600  Shin-Etsu Chemical Co.                                                                                  364,466
         32,898  SMC Corp.                                                                                             3,731,557
         97,700  Takeda Chemical Industries, Ltd.                                                                      4,668,478
         53,170  Takefuji Corp.                                                                                        3,589,746
         21,859  Tokyo Electric Power Co.                                                                                531,451
      2,283,000  Tokyo Gas Co., Ltd.                                                                                   9,222,517
        345,000  TonenGeneral Sekiyu KK                                                                                3,545,493
        761,900  Toyota Motor Corp.                                                                                   28,426,978
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     201,185,404

Mexico (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        174,614  Telefonos de Mexico SA de CV (Telmex) ADR Ser. L                                                      6,029,421

Netherlands (5.6%)
--------------------------------------------------------------------------------------------------------------------------------
        211,187  European Aeronautic Defense and Space Co.                                                             6,328,529
         26,768  IHC Caland NV                                                                                         1,704,466
         48,721  ING Groep NV                                                                                          1,475,191
      1,117,268  Koninklijke (Royal) KPN NV                                                                           10,018,039
        137,484  Koninklijke (Royal) KPN NV 144A                                                                       1,232,757
         34,847  Koninklijke (Royal) Philips Electronics NV                                                              962,278
        902,293  Koninklijke Ahold NV (NON)                                                                            7,574,542
        230,885  Royal Dutch Petroleum Co.                                                                            13,837,617
         16,058  Royal Numico NV (NON)                                                                                   658,574
        344,015  TNT NV                                                                                                9,812,692
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,604,685

New Zealand (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        179,558  Telecom Corp. of New Zealand, Ltd.                                                                      775,504

Norway (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         86,813  Norsk Hydro ASA                                                                                       7,193,042
         47,850  Smedvig ASA Class A                                                                                     902,101
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,095,143

Singapore (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,117,366  DBS Group Holdings, Ltd.                                                                             10,096,885
        231,000  Flextronics International, Ltd. (NON)                                                                 2,781,240
        844,000  Singapore Airlines, Ltd.                                                                              6,091,091
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,969,216

South Korea (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        215,800  Hyundai Motor Co.  GDR 144A                                                                           5,863,286
         28,257  Samsung Electronics Co., Ltd.                                                                        13,969,878
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,833,164

Spain (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        173,137  Altadis SA                                                                                            7,098,483
         24,158  Gestevision Telecinco SA                                                                                563,196
        433,541  Iberdrola SA                                                                                         11,369,140
         30,961  Telefonica SA                                                                                           540,743
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,571,562

Sweden (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
        325,200  Assa Abloy AB Class B                                                                                 4,618,531
        237,660  Hennes & Mauritz AB Class B                                                                           8,201,923
      1,014,000  Nordea AB                                                                                            10,296,682
        122,098  SKF AB Class B                                                                                        5,731,039
        912,553  Telefonaktiebolaget LM Ericsson AB Class B                                                            2,579,078
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,427,253

Switzerland (11.2%)
--------------------------------------------------------------------------------------------------------------------------------
         98,203  Ciba Specialty Chemicals AG                                                                           6,378,744
        315,205  Credit Suisse Group                                                                                  13,583,230
         13,998  Nestle SA                                                                                             3,844,281
        403,408  Novartis AG                                                                                          18,890,707
        194,088  Roche Holding AG                                                                                     20,881,237
         58,679  Swatch Group AG (The)                                                                                 1,639,821
         48,859  Swatch Group AG (The) Class B                                                                         6,740,869
        210,465  Swiss Re                                                                                             15,127,834
        111,659  UBS AG                                                                                                9,464,215
         62,118  Zurich Financial Services AG                                                                         10,942,068
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     107,493,006

Taiwan (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        304,000  Acer, Inc.                                                                                              478,276
      3,330,000  Chinatrust Financial Holding Co.                                                                      3,762,562
        143,000  Fubon Financial Holding Co., Ltd. 144A GDR                                                            1,362,790
      3,389,679  Taiwan Semiconductor Manufacturing Co., Ltd.                                                          5,548,373
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,152,001

United Kingdom (16.9%)
--------------------------------------------------------------------------------------------------------------------------------
        175,756  AstraZeneca PLC                                                                                       6,927,051
      2,231,483  Barclays PLC                                                                                         22,809,447
        296,127  BHP Billiton PLC                                                                                      3,978,062
        889,715  Diageo PLC                                                                                           12,540,465
        195,720  GlaxoSmithKline PLC                                                                                   4,485,594
         75,733  HSBC Holdings PLC                                                                                     1,197,663
        196,429  International Power PLC (NON)                                                                           665,256
      1,833,108  ITV PLC                                                                                               4,415,930
        166,203  Lloyds TSB Group PLC                                                                                  1,501,034
        387,503  Reckitt Benckiser PLC                                                                                12,314,732
        298,814  Rio Tinto PLC                                                                                         9,659,950
        567,709  Royal Bank of Scotland Group PLC                                                                     18,063,079
        197,877  Royal Bank of Scotland Group PLC 144A                                                                 6,295,951
         59,575  Scottish and Southern Energy PLC                                                                        992,225
         69,924  Scottish Power PLC                                                                                      540,348
        808,688  Shell Transport & Trading Co. PLC                                                                     7,257,692
      1,034,895  Tesco PLC                                                                                             6,188,621
     15,637,263  Vodafone Group PLC                                                                                   41,510,788
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     161,343,888

United States (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         60,882  News Corp., Ltd. (The) Class B (S)                                                                    1,072,132
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $799,363,537)                                                           $930,143,438
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (2.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,894,818  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.03% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                      $1,892,100
     22,078,985  Putnam Prime Money Market Fund (e)                                                                   22,078,985
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $23,971,085)                                                    $23,971,085
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $823,334,622) (b)                                                          $954,114,523
================================================================================================================================



Putnam VT International Equity Fund

Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $180,913,503)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                        $57,692,407         $57,659,095             4/20/05             $33,312
British Pound                                            110,940,425         111,556,534             6/15/05            (616,109)
Canadian Dollar                                            3,905,904           3,851,924             4/20/05              53,980
Danish Krone                                               3,891,215           3,934,024             6/15/05             (42,809)
Euro                                                      38,118,404          38,579,996             6/15/05            (461,592)
Japanese Yen                                                 188,291             187,317             5/18/05                 974
Norwegian Krone                                            4,804,077           4,965,372             6/15/05            (161,295)
Swiss Franc                                               12,059,038          12,126,032             6/15/05             (66,994)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ (1,260,533)
================================================================================================================================



Putnam VT International Equity Fund

Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $158,246,735)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
British Pound                                             $9,613,117          $9,556,906             6/15/05            $(56,211)
Canadian Dollar                                           19,045,667         $19,085,490             4/20/05              39,823
Euro                                                       5,307,253           5,255,665             6/15/05             (51,588)
Japanese Yen                                              28,309,770          29,581,422             5/18/05           1,271,652
Norwegian Krone                                               85,988              86,739             6/15/05                 751
Swedish Krona                                             31,662,700          32,365,141             6/15/05             702,441
Swiss Franc                                               60,870,126          62,315,590             6/15/05           1,445,464
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,352,332
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $956,555,562.

(b) The aggregate identified cost on a tax basis is $834,957,697, resulting in gross unrealized appreciation and depreciation of $131,321,747 and $12,164,921, respectively, or net unrealized appreciation of $119,156,826.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $1,804,639. The fund received cash collateral of $1,892,100 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $9,044 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $139,017 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $66,540,647 and $63,417,592, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at March 31, 2005 (as a percentage of net assets):

Banking                           14.80%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT International Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         74,623  European Aeronautic Defense and Space Co. (Netherlands)                                              $2,236,188

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         48,400  Deutsche Lufthansa AG (Germany)                                                                         699,401
        599,813  Iberia Lineas Aereas de Espana SA (Spain)                                                             2,010,999
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,710,400

Automotive (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
         28,200  Bayerische Motoren Werke (BMW) AG (Germany)                                                           1,282,240
         15,850  Hyundai Motor Co. (South Korea)                                                                         858,529
        338,000  Nissan Motor Co., Ltd. (Japan)                                                                        3,473,555
         43,952  Peugeot SA (France)                                                                                   2,799,808
         41,126  Renault SA (France)                                                                                   3,682,239
        125,700  Toyota Motor Corp. (Japan)                                                                            4,689,948
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,786,319

Banking (21.2%)
--------------------------------------------------------------------------------------------------------------------------------
        182,974  ABN AMRO Holdings NV (Netherlands)                                                                    4,551,008
        258,663  Allied Irish Banks PLC (Ireland)                                                                      5,428,541
         22,200  Banco Itau SA ADR (Brazil)                                                                            1,801,530
        150,995  Bank of Ireland (Ireland)                                                                             2,384,049
        880,528  Barclays PLC (United Kingdom)                                                                         9,000,453
        111,575  BNP Paribas SA (France)                                                                               7,923,797
         61,786  Canadian Imperial Bank of Commerce (Canada)                                                           3,747,206
        111,900  Danske Bank A/S (Denmark)                                                                             3,255,631
        337,000  DBS Group Holdings, Ltd. (Singapore)                                                                  3,045,242
         88,100  Foreningssparbanken AB (Sweden)                                                                       2,089,516
        160,594  HBOS PLC (United Kingdom)                                                                             2,503,267
        541,681  HSBC Holdings PLC (London Exchange) (United Kingdom)                                                  8,566,294
        312,000  Joyo Bank, Ltd. (The) (Japan)                                                                         1,683,411
         15,470  National Bank of Greece SA (Greece)                                                                     524,695
        344,000  Nordea AB (Sweden)                                                                                    3,493,155
        309,774  Royal Bank of Scotland Group PLC (United Kingdom)                                                     9,856,233
         23,901  Societe Generale (France)                                                                             2,489,407
         24,900  Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)                                                    856,062
         60,000  Wing Hang Bank, Ltd. (Hong Kong)                                                                        365,427
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      73,564,924

Basic Materials (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         78,405  Compagnie de Saint Gobain (France)                                                                    4,788,703

Beverage (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         49,065  Diageo PLC (United Kingdom)                                                                             691,567
         39,772  Interbrew SA (Belgium)                                                                                1,395,977
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,087,544

Building Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        748,802  Adelaide Brighton, Ltd. (Australia)                                                                     978,592

Chemicals (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
         71,100  BASF AG (Germany)                                                                                     5,049,357
        154,000  Kaneka Corp. (Japan)                                                                                  1,705,031
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,754,388

Communications Equipment (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,664,661  Telefonaktiebolaget LM Ericsson AB Class B (Sweden)                                                   4,704,703

Computers (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        424,000  Hitachi, Ltd. (Japan)                                                                                 2,640,584
         29,800  Tele2 AB Class B (Sweden)                                                                               988,226
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,628,810

Conglomerates (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        281,000  Swire Pacific, Ltd. (Hong Kong)                                                                       2,224,840
         55,400  TUI AG (Germany)                                                                                      1,462,884
         58,279  Vivendi Universal SA (France)                                                                         1,789,584
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,477,308

Consumer Finance (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         21,600  Acom Co., Ltd. (Japan)                                                                                1,464,373

Consumer Goods (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         55,082  Reckitt Benckiser PLC (United Kingdom)                                                                1,750,490

Electric Utilities (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
         89,502  E.On AG (Germany)                                                                                     7,687,949
        113,839  Iberdrola SA (Spain)                                                                                  2,985,304
        143,435  Scottish Power PLC (United Kingdom)                                                                   1,108,415
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,781,668

Electrical Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        279,000  Brother Industries, Ltd. (Japan)                                                                      2,687,208
         23,600  Siemens AG (Germany)                                                                                  1,866,773
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,553,981

Electronics (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         13,700  FUNAI Electric Co., Ltd. (Japan)                                                                      1,693,604
        184,246  Koninklijke (Royal) Philips Electronics NV (Netherlands)                                              5,087,838
         32,230  Micronas Semiconductor Holding AG (Switzerland) (NON)                                                 1,349,679
        119,900  Omron Corp. (Japan)                                                                                   2,623,583
      1,678,670  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)                                                 2,747,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,502,424

Energy (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        243,477  John Wood Group PLC (United Kingdom)                                                                    696,939

Engineering & Construction (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        107,900  LG Engineering & Construction, Ltd. (South Korea)                                                     2,975,379
        144,800  Skanska AB Class B (Sweden)                                                                           1,758,280
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,733,659

Financial (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         40,900  Sanyo Shinpan Finance Co., Ltd. (Japan)                                                               2,784,290

Food (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        128,000  Toyo Suisan Kaisha, Ltd. (Japan)                                                                      2,004,863

Forest Products and Packaging (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         12,570  Hankuk Paper Manufacturing Co., Ltd. (South Korea)                                                      422,136

Insurance (8.9%)
--------------------------------------------------------------------------------------------------------------------------------
         47,400  ACE, Ltd. (Bermuda)                                                                                   1,956,198
         11,175  AGF (Assurances Generales de France) (France)                                                           880,028
         24,300  Allianz AG (Germany)                                                                                  3,093,682
        164,076  Axa SA (France)                                                                                       4,381,604
         26,208  Hannover Rueckversicherungs AG (Germany)                                                              1,040,450
        215,530  ING Groep NV (Netherlands)                                                                            6,525,893
         68,988  Swiss Re (Switzerland)                                                                                4,958,730
         19,000  XL Capital, Ltd. Class A (Bermuda)                                                                    1,375,030
         37,707  Zurich Financial Services AG (Switzerland)                                                            6,642,077
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      30,853,692

Investment Banking/Brokerage (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        161,524  Credit Suisse Group (Switzerland)                                                                     6,960,605
         25,305  UBS AG (Switzerland)                                                                                  2,144,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,105,456

Leisure (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        143,600  Yamaha Motor Co., Ltd. (Japan)                                                                        2,464,055

Lodging/Tourism (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        442,627  Hilton Group PLC (United Kingdom)                                                                     2,517,261

Machinery (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        360,000  Kubota Corp. (Japan)                                                                                  1,925,566

Manufacturing (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         75,500  SKF AB Class B (Sweden)                                                                               3,543,821

Metals (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
        351,604  BHP Billiton PLC (United Kingdom)                                                                     4,723,319
         62,800  Dofasco, Inc. (Canada)                                                                                1,850,876
         54,100  JFE Holdings, Inc. (Japan)                                                                            1,512,615
         65,801  Rio Tinto PLC (United Kingdom)                                                                        2,127,191
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,214,001

Natural Gas Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        700,000  Tokyo Gas Co., Ltd. (Japan)                                                                           2,827,754

Oil & Gas (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
        488,974  BP PLC (United Kingdom)                                                                               5,067,413
         45,500  Canadian Natural Resources, Ltd. (Canada)                                                             2,571,412
        117,100  ENI SpA (Italy)                                                                                       3,055,603
         26,622  Norsk Hydro ASA (Norway)                                                                              2,205,812
         66,700  Petroleo Brasileiro SA ADR (Brazil)                                                                   2,946,806
        622,537  Shell Transport & Trading Co. PLC (United Kingdom)                                                    5,587,052
          7,632  Total SA (France)                                                                                     1,790,160
        143,000  Vostok Nafta Investment, Ltd. (Sweden) (NON)                                                          2,640,175
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,864,433

Pharmaceuticals (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
         59,500  Astellas Pharmaceutical Co., Ltd. (Japan)                                                             2,019,684
         22,248  Novartis AG (Switzerland)                                                                             1,041,825
         43,359  Roche Holding AG (Switzerland)                                                                        4,664,840
        157,300  Sankyo Co., Ltd. (Japan)                                                                              3,324,275
        145,800  Santen Pharmaceutical Co., Ltd. (Japan)                                                               3,135,777
        119,000  Taisho Pharmaceutical Co., Ltd. (Japan)                                                               2,537,124
        145,000  Tanabe Seiyaku Co., Ltd. (Japan)                                                                      1,448,102
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,171,627

Publishing (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        229,000  Dai Nippon Printing Co., Ltd. (Japan)                                                                 3,745,287

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
            153  East Japan Railway Co. (Japan)                                                                          824,088

Retail (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
         16,300  Adidas-Salomon AG (Germany)                                                                           2,596,048
        833,286  Dixons Group PLC (United Kingdom)                                                                     2,404,912
        196,730  GUS PLC (United Kingdom)                                                                              3,386,202
        245,000  Onward Kashiyama Co., Ltd. (Japan)                                                                    3,626,660
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,013,822

Shipping (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        394,000  ComfortDelgro Corp., Ltd. (Singapore)                                                                   399,042
        214,000  Mitsui O.S.K Lines, Ltd. (Japan)                                                                      1,378,773
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,777,815

Technology Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         61,100  Canon, Inc. (Japan)                                                                                   3,285,253
         45,000  Canon Sales Co., Inc. (Japan)                                                                           753,226
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,038,479

Telecommunications (9.2%)
--------------------------------------------------------------------------------------------------------------------------------
      3,612,000  China Telecom Corp., Ltd. (China)                                                                     1,262,030
        146,800  Deutsche Telekom AG (Germany)                                                                         2,939,713
         37,379  France Telecom SA (France)                                                                            1,122,060
        110,892  France Telecom SA 144A (France)                                                                       3,328,806
        140,530  Hellenic Telecommunication Organization (OTE) SA (Greece)                                             2,487,267
             41  Jupiter Telecommunications Co. 144A (Japan) (NON)                                                        32,780
            433  Nippon Telegraph & Telephone (NTT) Corp. (Japan)                                                      1,898,981
          1,086  NTT DoCoMo, Inc. (Japan)                                                                              1,827,941
         39,300  TDC A/S (Denmark)                                                                                     1,661,099
        171,870  Tele Norte Leste Participacoes SA ADR (Brazil)                                                        2,658,829
        405,870  Telecom Italia SpA (Italy)                                                                            1,542,727
        157,353  Telefonica SA (Spain)                                                                                 2,748,214
         44,800  Telus Corp. (Canada)                                                                                  1,440,370
      2,605,662  Vodafone Group PLC (United Kingdom)                                                                   6,917,009
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,867,826

Telephone (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        233,335  Koninklijke (Royal) KPN NV (Netherlands)                                                              2,092,210
        144,275  Koninklijke (Royal) KPN NV 144A (Netherlands)                                                         1,293,649
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,385,859

Tobacco (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
            368  Japan Tobacco, Inc. (Japan)                                                                           4,095,007

Transportation Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          2,290  Societe des Autoroutes du Nord et de l'Est de la France 144A (France) (NON)                             117,249
        107,753  TNT NV (Netherlands)                                                                                  3,073,623
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,190,872

Water Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         53,351  Veolia Environnement (France)                                                                         1,896,859
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $289,412,373)                                                           $341,736,282
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (1.3%) (a) (cost $4,680,488)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $4,680,488  Putnam Prime Money Market Fund (d)                                                                   $4,680,488
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $294,092,861)  (b)                                                         $346,416,770
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $347,810,506.

(b) The aggregate identified cost on a tax basis is $295,018,308, resulting in gross unrealized appreciation and depreciation of $55,999,835 and $4,601,373, respectively, or net unrealized appreciation of $51,398,462.

(NON) Non-income-producing security.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $1,728 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $28,333 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $26,121,834 and $26,039,299, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Market Value)

Bermuda                             1.0%
Brazil                              2.4
Canada                              2.8
Denmark                             1.4
France                             10.7
Germany                             8.0
Greece                              0.9
Hong Kong                           0.7
Ireland                             2.3
Italy                               1.3
Japan                              20.2
Netherlands                         7.2
Norway                              0.6
Singapore                           1.0
South Korea                         1.2
Spain                               2.2
Sweden                              5.5
Switzerland                         8.0
Taiwan                              0.8
United Kingdom                     19.3
United States                       1.4
Other                               1.1

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT International New Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Automotive (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         20,265  Renault SA (France)                                                                                  $1,814,438
         62,000  Toyota Motor Corp. (Japan)                                                                            2,313,260
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,127,698

Banking (10.1%)
--------------------------------------------------------------------------------------------------------------------------------
         86,953  Anglo Irish Bank Corp. PLC (Ireland)                                                                  2,180,812
         45,817  BNP Paribas SA (France)                                                                               3,253,817
         60,944  Depfa Bank PLC (Ireland)                                                                                966,200
        178,373  DnB Holdings ASA (Norway)                                                                             1,829,764
         32,120  EFG Eurobank Ergasias SA (Greece)                                                                       990,906
        272,000  Fubon Financial Holding Co., Ltd. (Taiwan)                                                              258,055
         83,400  Fubon Financial Holding Co., Ltd. 144A GDR (Taiwan) (NON)                                               794,802
        254,890  ICAP PLC (United Kingdom)                                                                             1,321,962
        202,500  IntesaBCI SpA (Italy)                                                                                 1,031,543
        178,000  Joyo Bank, Ltd. (The) (Japan)                                                                           960,408
         25,298  KBC Groupe SA (Belgium)                                                                               2,138,503
        123,000  Nordea AB (Sweden)                                                                                    1,249,006
        291,797  Northern Rock PLC (United Kingdom)                                                                    4,377,491
          8,160  Royal Bank of Scotland Group PLC (United Kingdom)                                                       259,631
         65,240  Royal Bank of Scotland Group PLC 144A (United Kingdom)                                                2,075,773
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,688,673

Basic Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         17,800  Antofagasta PLC (United Kingdom)                                                                        426,781

Broadcasting (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         57,762  Gestevision Telecinco SA (Spain)                                                                      1,346,607
        248,723  Mediaset SpA (Italy)                                                                                  3,587,692
         29,600  Modern Times Group AB Class B (Sweden) (NON)                                                            899,619
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,833,918

Building Materials (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
        128,000  Asahi Glass Co., Ltd. (Japan)                                                                         1,352,534
        290,688  BPB PLC (United Kingdom)                                                                              2,726,907
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,079,441

Cable Television (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          1,221  Jupiter Telecommunications Co. (Japan) (NON)                                                            976,206
             28  Jupiter Telecommunications Co. 144A (Japan) (NON)                                                        22,386
         19,352  Premiere AG (Germany) (NON)                                                                             803,476
          6,750  Premiere AG 144A (Germany) (NON)                                                                        280,253
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,082,321

Chemicals (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         17,500  BASF AG (Germany)                                                                                     1,242,809
         22,500  Shin-Etsu Chemical Co. (Japan)                                                                          854,217
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,097,026

Commercial and Consumer Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
          3,502  SGS Societe Generale Surveillance Holding SA (Switzerland)                                            2,533,337

Communications Equipment (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         96,308  Nokia OYJ (Finland)                                                                                   1,496,821

Conglomerates (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         54,363  Vivendi Universal SA (France)                                                                         1,669,335

Construction (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
        149,677  CRH PLC (Ireland)                                                                                     3,932,896

Consumer Goods (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        168,005  Reckitt Benckiser PLC (United Kingdom)                                                                5,339,150

Electric Utilities (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        518,593  National Thermal Power Corp., Ltd. (India)                                                            1,018,877
         20,300  National Thermal Power 144A (India)                                                                      39,883
         88,733  Scottish and Southern Energy PLC (United Kingdom)                                                     1,477,854
         82,687  Viridian Group PLC (United Kingdom)                                                                   1,184,214
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,720,828

Electrical Equipment (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         31,507  Siemens AG (Germany)                                                                                  2,492,222

Electronics (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         37,400  ATI Technologies, Inc. (Canada) (NON)                                                                   645,595
        168,100  Omron Corp. (Japan)                                                                                   3,678,268
          8,200  Samsung Electronics Co., Ltd. (South Korea)                                                           4,053,969
      1,406,157  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)                                                 2,301,659
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,679,491

Engineering & Construction (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         20,711  Vinci SA (France)                                                                                     2,992,831

Financial (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         35,831  Perpetual Trustees Australia, Ltd. (Australia)                                                        1,584,073

Food (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         39,900  Bunge, Ltd. (Bermuda)                                                                                 2,149,812
         15,718  Nestle SA (Switzerland)                                                                               4,316,646
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,466,458

Gaming & Lottery (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         36,050  Greek Organization of Football Prognostics SA (Greece)                                                1,053,120

Insurance (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         54,830  Cathay Financial Holding Co., Ltd. 144A GDR (Taiwan)                                                  1,030,804
        101,032  QBE Insurance Group, Ltd. (Australia)                                                                 1,163,327
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,194,131

Investment Banking/Brokerage (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
         85,280  3i Group PLC (United Kingdom)                                                                         1,081,975
         32,841  AWD Holding AG (Germany)                                                                              1,455,708
         71,000  Babcock & Brown Capital, Ltd. (Australia) (NON) (F)                                                     137,261
         71,000  Babcock & Brown Capital, Ltd. (Australia) (NON)                                                         118,044
         97,360  Babcock & Brown, Ltd. (Australia) (NON) (S)                                                             768,695
         58,146  Credit Suisse Group (Switzerland)                                                                     2,505,704
        250,700  Nomura Securities Co., Ltd. (Japan)                                                                   3,516,458
         35,855  SM Investments Corp. 144A (Philippines) (NON)                                                           149,042
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,732,887

Machinery (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         52,300  Glory, Ltd. (Japan)                                                                                     976,162
        158,000  Komatsu, Ltd. (Japan)                                                                                 1,190,836
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,166,998

Manufacturing (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         17,419  SKF AB Class B (Sweden)                                                                                 817,613
         92,783  Wolseley PLC (United Kingdom)                                                                         1,942,371
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,759,984

Metals (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
         71,230  Rio Tinto, Ltd. (Australia)                                                                           2,486,409
         22,400  Teck Corp. (Canada)                                                                                     816,944
        142,426  Vedanta Resources PLC (United Kingdom)                                                                1,267,460
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,570,813

Natural Gas Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        437,000  Osaka Gas Co., Ltd. (Japan)                                                                           1,340,291

Office Equipment & Supplies (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         40,200  Canon, Inc. (Japan)                                                                                   2,161,492

Oil & Gas (15.9%)
--------------------------------------------------------------------------------------------------------------------------------
        352,146  BG Group PLC (United Kingdom)                                                                         2,736,230
        748,176  BP PLC (United Kingdom)                                                                               7,753,616
         42,384  Canadian Natural Resources, Ltd. (Canada)                                                             2,395,313
         57,585  EnCana Corp. (Canada)                                                                                 4,067,036
         89,958  ENI SpA (Italy)                                                                                       2,347,360
         30,445  PetroKazakhstan Inc. Class A (Canada)                                                                 1,227,012
         93,718  Royal Dutch Petroleum Co. (Netherlands)                                                               5,616,795
        187,500  Saipem SpA (Italy)                                                                                    2,382,958
        332,775  Shell Transport & Trading Co. PLC (United Kingdom)                                                    2,986,539
         24,710  Total SA (France)                                                                                     5,795,971
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      37,308,830

Pharmaceuticals (12.7%)
--------------------------------------------------------------------------------------------------------------------------------
         51,630  AstraZeneca PLC (London Exchange) (United Kingdom)                                                    2,034,887
        310,254  GlaxoSmithKline PLC (United Kingdom)                                                                  7,110,532
        111,006  Novartis AG (Switzerland)                                                                             5,198,166
        131,500  Sankyo Co., Ltd. (Japan)                                                                              2,779,035
         53,577  Sanofi-Synthelabo SA (France)                                                                         4,528,996
         52,757  Stada Arzneimittel AG (Germany)                                                                       1,672,808
        103,000  Takeda Chemical Industries, Ltd. (Japan)                                                              4,921,732
         59,400  Terumo Corp. (Japan)                                                                                  1,794,109
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      30,040,265

Railroads (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         29,000  Canadian National Railway Co. (Canada)                                                                1,830,481

Real Estate (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
             61  Japan Retail Fund Investment Corp. 144A (R)                                                             485,992
         20,894  Pirelli & C Real Estate SpA (Italy)                                                                   1,130,871
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,616,863

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        286,000  Melco Intl. Development, Ltd. (Hong Kong)                                                               689,413

Retail (7.1%)
--------------------------------------------------------------------------------------------------------------------------------
        519,835  Carphone Warehouse Group PLC 144A (United Kingdom)                                                    1,591,126
          5,720  Colruyt SA (Belgium)                                                                                    890,490
        214,000  Esprit Holdings, Ltd. (Hong Kong)                                                                     1,461,130
        137,300  Geox SpA 144A (Italy) (NON)                                                                           1,198,991
         31,246  Inchcape PLC (United Kingdom)                                                                         1,177,772
        120,848  Jeronimo Martins, SGPS, SA (Portugal) (NON)                                                           1,845,243
         21,100  Lawson, Inc. (Japan)                                                                                    777,389
         28,804  Metro AG (Germany)                                                                                    1,550,009
        234,000  Onward Kashiyama Co., Ltd. (Japan)                                                                    3,463,830
        103,200  RONA, Inc. (Canada) (NON)                                                                             2,017,758
         61,241  Woolworths, Ltd. (Australia)                                                                            760,091
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,733,829

Shipping (4.3%)
--------------------------------------------------------------------------------------------------------------------------------
            259  AP Moller - Maersk A/S (Denmark)                                                                      2,372,457
         45,872  Frontline, Ltd. (Norway)                                                                              2,201,996
          5,171  Kuehne & Nagel International AG (Switzerland)                                                         1,119,602
          5,331  Kuehne & Nagel International AG 144A (Switzerland)                                                    1,154,245
        461,000  Nippon Yusen Kabushiki Kaisha (Japan)                                                                 2,784,795
          4,587  Ship Finance International, Ltd. (Bermuda)                                                               90,111
        395,500  Shun Tak Holdings, Ltd. (Hong Kong)                                                                     372,726
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,095,932

Software (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         23,500  Cryptologic, Inc. (Canada)                                                                              729,324

Technology Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        147,075  Indra Sistemas SA Class A (Spain)                                                                     2,645,156
         61,790  United Internet AG (Germany)                                                                          1,975,284
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,620,440

Telecommunications (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        287,500  China Mobile, Ltd. (Hong Kong)                                                                          940,012
         60,970  Hellenic Telecommunication Organization (OTE) SA (Greece)                                             1,079,120
          1,046  NTT DoCoMo, Inc. (Japan)                                                                              1,760,613
        566,651  O2 PLC (United Kingdom) (NON)                                                                         1,276,727
      1,427,665  Vodafone Group PLC (United Kingdom)                                                                   3,789,890
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,846,362

Telephone (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        619,000  China Netcom Group Corp. Hong Kong, Ltd. (Hong Kong) (NON)                                              869,081
        328,697  Koninklijke (Royal) KPN NV (Netherlands)                                                              2,947,278
         69,948  Telekom Austria AG (Austria)                                                                          1,372,551
         22,870  Telekom Austria AG 144A (Austria)                                                                       448,765
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,637,675

Tobacco (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
            382  Japan Tobacco, Inc. (Japan)                                                                           4,252,038
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $196,903,640)                                                           $233,624,468
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (3.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $480,132  Short-term investments held as collateral for loaned securities with a yield of 2.63% and a due date of
                 April 1, 2005 (d)                                                                                      $480,097
      7,342,173  Putnam Prime Money Market Fund (e)                                                                    7,342,173
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $7,822,270)                                                      $7,822,270
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $204,725,910) (b)                                                          $241,446,738
================================================================================================================================




Putnam VT International New Opportunities Fund
Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $38,579,577)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                        $12,976,165          12,887,941             4/20/05             $88,224
British Pound                                              8,675,638           8,725,691             6/15/05             (50,053)
Canadian Dollar                                            2,967,793           2,961,958             4/20/05               5,835
Euro                                                       4,125,902           4,097,382             6/15/05              28,520
Japanese Yen                                               6,681,443           6,860,587             5/18/05            (179,144)
Norwegian Krone                                            1,231,119           1,278,618             6/15/05             (47,499)
Swiss Franc                                                1,779,025           1,767,400             6/15/05              11,625
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ (142,492)
================================================================================================================================




Putnam VT International New Opportunities Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $28,258,844)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                         $3,481,796           3,553,564             4/20/05             $71,768
British Pound                                              1,179,962           1,178,948             6/15/05              (1,014)
Canadian Dollar                                            3,593,697           3,536,066             4/20/05             (57,631)
Danish Krone                                               1,078,876           1,090,745             6/15/05              11,869
Euro                                                       9,329,010           9,448,972             6/15/05             119,962
Japanese Yen                                               2,281,950           2,286,361             5/18/05               4,411
Swedish Krona                                              1,377,025           1,371,794             6/15/05              (5,231)
Swiss Franc                                                5,074,570           5,195,248             6/15/05             120,678
Norwegian Krone                                              586,468             597,146             6/15/05              10,678
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $275,490
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $235,268,473.

(b) The aggregate identified cost on a tax basis is $205,234,777, resulting in gross unrealized appreciation and depreciation of $37,833,916 and $1,621,955, respectively, or net unrealized appreciation of $36,211,961.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $445,746. The fund received cash collateral of $480,097 which is pooled with collateral of other Putnam funds into an issuer of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $21,571 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $20,400,548 and $17,325,797, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Portfolio Value)

Australia                           2.9%
Austria                             0.8
Belgium                             1.3
Bermuda                             0.9
Canada                              5.7
Denmark                             1.0
Finland                             0.6
France                              8.3
Germany                             4.8
Greece                              1.3
Hong Kong                           1.8
Ireland                             2.9
Italy                               4.8
Japan                              17.4
Netherlands                         3.6
Norway                              1.7
Portugal                            0.8
South Korea                         1.7
Spain                               1.6
Sweden                              1.2
Switzerland                         7.0
Taiwan                              1.8
United Kingdom                     22.4
United States                       3.2
Other                               0.5

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Investors Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (100.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         49,800  Boeing Co. (The)                                                                                     $2,911,308
        123,000  Lockheed Martin Corp.                                                                                 7,510,380
            500  United Technologies Corp.                                                                                50,830
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,472,518

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         65,100  JetBlue Airways Corp. (NON) (S)                                                                       1,239,504
        200,400  Southwest Airlines Co. (S)                                                                            2,853,696
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,093,200

Automotive (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         40,800  Autoliv, Inc. (Sweden)                                                                                1,944,120

Banking (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
        381,900  Commerce Bancorp, Inc. (S)                                                                           12,400,293
        322,804  U.S. Bancorp                                                                                          9,303,211
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,703,504

Beverage (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         79,100  Coca-Cola Co. (The)                                                                                   3,296,097
         18,800  Molson Coors Brewing Co. Class B (S)                                                                  1,450,796
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,746,893

Biotechnology (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        115,537  Amgen, Inc. (NON)                                                                                     6,725,409
            900  Biogen Idec, Inc. (NON)                                                                                  31,059
            900  Genzyme Corp. (NON)                                                                                      51,516
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,807,984

Building Materials (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        157,000  Masco Corp.                                                                                           5,443,190
         14,700  Vulcan Materials Co.                                                                                    835,401
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,278,591

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------------
          5,600  Comcast Corp. Class A (Special) (NON)                                                                   187,040

Chemicals (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          3,700  E.I. du Pont de Nemours & Co.                                                                           189,588
         46,900  PPG Industries, Inc.                                                                                  3,354,288
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,543,876

Commercial and Consumer Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
          4,500  ARAMARK Corp. Class B (S)                                                                               118,260
        132,100  eBay, Inc. (NON) (S)                                                                                  4,922,046
         11,400  Google, Inc. Class A (NON)                                                                            2,057,814
          2,400  IAC/InterActiveCorp. Class B (NON)                                                                       53,448
         67,200  Sabre Holdings Corp.                                                                                  1,470,336
        166,000  Yahoo!, Inc. (NON)                                                                                    5,627,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,249,304

Communications Equipment (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        856,200  Cisco Systems, Inc. (NON)                                                                            15,317,418
          2,800  Qualcomm, Inc.                                                                                          102,620
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,420,038

Computers (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
         86,654  Apple Computer, Inc. (NON)                                                                            3,610,872
        163,100  Dell, Inc. (NON) (S)                                                                                  6,266,302
          7,700  EMC Corp. (NON)                                                                                          94,864
         56,300  IBM Corp.                                                                                             5,144,694
         17,900  Lexmark International, Inc. Class A (NON)                                                             1,431,463
        490,400  Sun Microsystems, Inc. (NON)                                                                          1,981,216
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,529,411

Conglomerates (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
            700  3M Co.                                                                                                   59,983
        199,753  Tyco International, Ltd.                                                                              6,751,651
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,811,634

Consumer (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        100,700  Eastman Kodak Co. (S)                                                                                 3,277,785
         11,400  Harman International Industries, Inc.                                                                 1,008,444
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,286,229

Consumer Finance (5.4%)
--------------------------------------------------------------------------------------------------------------------------------
        165,855  Capital One Financial Corp. (S)                                                                      12,400,978
        355,200  Countrywide Financial Corp.                                                                          11,529,792
        253,600  Providian Financial Corp. (NON) (S)                                                                   4,351,776
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,282,546

Consumer Goods (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          2,400  Alberto-Culver Co.                                                                                      114,864
         80,400  Avon Products, Inc.                                                                                   3,452,376
          2,400  Estee Lauder Cos., Inc. (The) Class A                                                                   107,952
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,675,192

Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         85,600  Alliance Data Systems Corp. (NON)                                                                     3,458,240
        189,800  Cendant Corp.                                                                                         3,898,492
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,356,732

Containers (--%)
--------------------------------------------------------------------------------------------------------------------------------
          2,200  Sealed Air Corp. (NON)                                                                                  114,268

Electric Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          1,600  Dominion Resources, Inc.                                                                                119,088
          1,785  Edison International                                                                                     61,975
          1,717  Entergy Corp.                                                                                           121,323
          5,276  PG&E Corp.                                                                                              179,912
          5,700  Sierra Pacific Resources (NON) (S)                                                                       61,275
          1,600  Wisconsin Energy Corp.                                                                                   56,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         600,373

Electronics (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         51,900  Amphenol Corp. Class A                                                                                1,922,376
          4,200  Flextronics International, Ltd. (Singapore) (NON)                                                        50,568
         12,600  Freescale Semiconductor, Inc. Class A (NON)                                                             213,570
            651  Freescale Semiconductor, Inc. Class B (NON)                                                              11,230
         85,900  Intel Corp.                                                                                           1,995,457
         75,966  SanDisk Corp. (NON)                                                                                   2,111,855
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,305,056

Energy (--%)
--------------------------------------------------------------------------------------------------------------------------------
          4,943  GlobalSantaFe Corp. (Cayman Islands) (S)                                                                183,089

Financial (7.5%)
--------------------------------------------------------------------------------------------------------------------------------
         23,000  Chicago Mercantile Exchange (The)                                                                     4,462,690
        285,477  Citigroup, Inc.                                                                                      12,829,336
        228,100  Fannie Mae                                                                                           12,420,045
        118,949  Freddie Mac                                                                                           7,517,577
         44,500  Investors Financial Services Corp. (S)                                                                2,176,495
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      39,406,143

Health Care Services (5.0%)
--------------------------------------------------------------------------------------------------------------------------------
            900  AmerisourceBergen Corp.                                                                                  51,561
        132,417  Cardinal Health, Inc.                                                                                 7,388,869
         52,700  Express Scripts, Inc. (NON)                                                                           4,594,913
         75,900  HCA, Inc. (S)                                                                                         4,065,963
         72,000  Humana, Inc. (NON)                                                                                    2,299,680
          8,725  Manor Care, Inc.                                                                                        317,241
         13,700  Medco Health Solutions, Inc. (NON)                                                                      679,109
         18,000  PacifiCare Health Systems, Inc. (NON)                                                                 1,024,560
         59,500  UnitedHealth Group, Inc.                                                                              5,675,110
            500  WellPoint, Inc. (NON)                                                                                    62,675
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,159,681

Homebuilding (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         33,200  Lennar Corp. (S)                                                                                      1,881,776
          6,000  NVR, Inc. (NON)                                                                                       4,710,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,591,776

Household Furniture and Appliances (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         41,800  Whirlpool Corp. (S)                                                                                   2,831,114

Insurance (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
        102,569  ACE, Ltd. (Bermuda)                                                                                   4,233,023
        320,600  American International Group, Inc. (S)                                                               17,764,446
         25,300  Chubb Corp. (The)                                                                                     2,005,531
        103,200  Everest Re Group, Ltd. (Barbados)                                                                     8,783,352
         32,500  Hartford Financial Services Group, Inc. (The)                                                         2,228,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      35,014,552

Investment Banking/Brokerage (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
         45,900  Bear Stearns Cos., Inc. (The)                                                                         4,585,410
         55,700  Goldman Sachs Group, Inc. (The)                                                                       6,126,443
         92,900  Lehman Brothers Holdings, Inc.                                                                        8,747,464
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,459,317

Leisure (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        110,900  Harley-Davidson, Inc.                                                                                 6,405,584

Lodging/Tourism (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          7,539  Las Vegas Sands Corp. (NON) (S)                                                                         339,255
         71,400  Royal Caribbean Cruises, Ltd. (Liberia)                                                               3,190,866
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,530,121

Machinery (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          2,200  Caterpillar, Inc. (S)                                                                                   201,168
         30,200  Cummins, Inc. (S)                                                                                     2,124,570
         42,900  Parker-Hannifin Corp.                                                                                 2,613,468
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,939,206

Manufacturing (--%)
--------------------------------------------------------------------------------------------------------------------------------
            432  Dover Corp.                                                                                              16,325

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          8,700  Time Warner, Inc. (NON)                                                                                 152,685
          3,800  Walt Disney Co. (The)                                                                                   109,174
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         261,859

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          3,300  Baxter International, Inc.                                                                              112,134
            900  Becton, Dickinson and Co.                                                                                52,578
          2,100  Medtronic, Inc.                                                                                         106,995
          1,400  St. Jude Medical, Inc. (NON)                                                                             50,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         322,107

Metals (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         81,100  Alcoa, Inc.                                                                                           2,464,629
        160,497  BHP Billiton PLC (United Kingdom)                                                                     2,156,058
         32,100  United States Steel Corp. (S)                                                                         1,632,285
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,252,972

Oil & Gas (8.3%)
--------------------------------------------------------------------------------------------------------------------------------
         76,000  Amerada Hess Corp.                                                                                    7,311,960
          2,100  Apache Corp.                                                                                            128,583
         16,904  Canadian Natural Resources, Ltd. (Canada)                                                               955,322
         97,200  ChevronTexaco Corp.                                                                                   5,667,732
         57,300  Devon Energy Corp.                                                                                    2,736,075
        369,009  ExxonMobil Corp.                                                                                     21,992,936
        103,500  Marathon Oil Corp.                                                                                    4,856,220
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      43,648,828

Pharmaceuticals (9.0%)
--------------------------------------------------------------------------------------------------------------------------------
            800  Eli Lilly Co.                                                                                            41,680
        285,800  Johnson & Johnson                                                                                    19,194,328
        205,100  Merck & Co., Inc.                                                                                     6,639,087
        699,807  Pfizer, Inc.                                                                                         18,383,930
         91,900  Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)                                                 2,848,900
          2,400  Wyeth                                                                                                   101,232
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      47,209,157

Photography/Imaging (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        253,300  Xerox Corp. (NON)                                                                                     3,837,495

Power Producers (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        140,800  AES Corp. (The) (NON)                                                                                 2,306,304

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         20,600  McGraw-Hill Companies, Inc. (The) (S)                                                                 1,797,350

Real Estate (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         81,100  General Growth Properties, Inc. (R)                                                                   2,765,510

Regional Bells (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          1,900  BellSouth Corp.                                                                                          49,951
          4,004  SBC Communications, Inc.                                                                                 94,855
          3,902  Verizon Communications, Inc.                                                                            138,521
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         283,327

Restaurants (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        265,600  McDonald's Corp.                                                                                      8,270,784

Retail (5.1%)
--------------------------------------------------------------------------------------------------------------------------------
         48,943  AutoZone, Inc. (NON) (S)                                                                              4,194,415
        107,800  Best Buy Co., Inc.                                                                                    5,822,278
         77,900  Home Depot, Inc. (The)                                                                                2,978,896
          2,045  Kohl's Corp. (NON)                                                                                      105,583
        115,600  Lowe's Cos., Inc. (S)                                                                                 6,599,604
          3,600  Michaels Stores, Inc.                                                                                   130,680
        143,400  Office Depot, Inc. (NON)                                                                              3,180,612
          3,600  Ross Stores, Inc.                                                                                       104,904
         70,200  Staples, Inc.                                                                                         2,206,386
         45,800  Supervalu, Inc.                                                                                       1,527,430
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,850,788

Schools (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         84,800  Apollo Group, Inc. Class A (NON) (S)                                                                  6,280,288
         27,800  Career Education Corp. (NON)                                                                            952,428
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,232,716

Semiconductor (--%)
--------------------------------------------------------------------------------------------------------------------------------
          6,700  Applied Materials, Inc. (NON)                                                                           108,875

Shipping (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         30,100  Overseas Shipholding Group                                                                            1,893,591

Software (7.0%)
--------------------------------------------------------------------------------------------------------------------------------
         64,100  Adobe Systems, Inc.                                                                                   4,305,597
        127,200  BMC Software, Inc. (NON)                                                                              1,908,000
        158,400  Citrix Systems, Inc. (NON) (S)                                                                        3,773,088
        753,500  Microsoft Corp.                                                                                      18,212,095
        196,100  Oracle Corp. (NON)                                                                                    2,447,328
          4,800  Red Hat, Inc. (NON)                                                                                      52,368
          6,800  Siebel Systems, Inc. (NON)                                                                               62,084
        285,800  Symantec Corp. (NON)                                                                                  6,096,114
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      36,856,674

Technology Services (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
          1,200  Automatic Data Processing, Inc.                                                                          53,940
         28,900  Equifax, Inc.                                                                                           886,941
         94,300  Fair Isaac Corp. (S)                                                                                  3,247,692
         25,400  Fiserv, Inc. (NON)                                                                                    1,010,920
         85,200  Ingram Micro, Inc. Class A (NON) (S)                                                                  1,420,284
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,619,777

Telecommunications (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          3,700  Nextel Communications, Inc. Class A (NON)                                                               105,154
          5,100  Sprint Corp. (FON Group) (S)                                                                            116,025
         53,700  Vodafone Group PLC ADR (United Kingdom) (S)                                                           1,426,272
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,647,451

Tobacco (3.1%)
--------------------------------------------------------------------------------------------------------------------------------
        230,200  Altria Group, Inc.                                                                                   15,052,778
         34,900  Loews Corp. - Carolina Group                                                                          1,155,190
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,207,968
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $459,159,671)                                                           $524,318,950
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (7.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $338,686  Putnam Prime Money Market Fund (e)                                                                     $338,686
     38,905,951  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                      38,850,140
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $39,188,826)                                                    $39,188,826
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $498,348,497) (b)                                                          $563,507,776
================================================================================================================================




Putnam VT Investors Fund
Written options outstanding at March 31, 2005 (Unaudited)
(premiums received $23,906)

Contract                                                                               Expiration date/
amount                                                                                 strike price                        Value
--------------------------------------------------------------------------------------------------------------------------------
 15,850                                    AES Corp. (Put)                             Apr 05/$16.24                      $7,069
  4,353                                    American International Group, Inc. (Put)    Apr 05/$55.76                       8,593
  4,424                                    American International Group, Inc. (Put)    Apr 05/$53.01                       4,159
  6,745                                    Apple Computer, Inc. (Put)                  Apr 05/$35.82                       2,102
  7,339                                    Career Education Corp. (Put)                Apr 05/$32.00                       6,158
  4,767                                    Lennar Corp. (Put)                          Apr 05/$50.92                       1,593
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $29,674
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $523,487,008.

(b) The aggregate identified cost on a tax basis is $504,255,115, resulting in gross unrealized appreciation and depreciation of $75,154,338 and $15,901,677, respectively, or net unrealized appreciation of $59,252,661.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $37,767,380. The fund received cash collateral of $38,850,140 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $19,857 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $17,068,840 and $26,267,361, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




PVT Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         11,950  Autoliv, Inc.                                                                                          $569,418

Banking (8.4%)
--------------------------------------------------------------------------------------------------------------------------------
         10,310  City National Corp.                                                                                     719,844
         11,670  Comerica, Inc.                                                                                          642,784
         13,580  Commerce Bancorp, Inc.                                                                                  440,943
         17,040  Compass Bancshares, Inc.                                                                                773,616
         15,250  Cullen/Frost Bankers, Inc.                                                                              688,538
         12,706  Marshall & Ilsley Corp.                                                                                 530,476
         20,080  Synovus Financial Corp.                                                                                 559,429
          9,280  Zions Bancorp.                                                                                          640,506
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,996,136

Beverage (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
          7,580  Molson Coors Brewing Co. Class B                                                                        584,949

Building Materials (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          8,780  Vulcan Materials Co.                                                                                    498,967

Broadcasting (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         31,260  UnitedGlobalCom, Inc. Class A (NON)                                                                     295,720

Chemicals (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         38,800  Great Lakes Chemical Corp.                                                                            1,246,256
         30,030  Lyondell Chemical Co.                                                                                   838,438
         11,710  Rohm & Haas Co.                                                                                         562,080
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,646,774

Coal (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          8,920  CONSOL Energy, Inc.                                                                                     419,418

Commercial and Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,240  CDW Corp.                                                                                               353,683

Computers (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         10,500  Logitech International SA ADR (Switzerland) (NON)                                                       639,240

Conglomerates (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         13,250  Textron, Inc.                                                                                           988,715

Consumer (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         38,350  Eastman Kodak Co.                                                                                     1,248,293

Consumer Finance (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
         73,880  AmeriCredit Corp. (NON)                                                                               1,731,747
         69,840  Providian Financial Corp. (NON)                                                                       1,198,454
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,930,201

Consumer Goods (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         11,770  Alberto-Culver Co.                                                                                      563,312

Containers (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         12,690  Ball Corp.                                                                                              526,381
         14,060  Owens-Illinois, Inc. (NON)                                                                              353,468
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         879,849

Distributors (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         21,800  Hughes Supply, Inc.                                                                                     648,550

Electric Utilities (6.0%)
--------------------------------------------------------------------------------------------------------------------------------
          8,130  Ameren Corp.                                                                                            398,451
         13,440  Edison International                                                                                    466,637
         19,574  FPL Group, Inc.                                                                                         785,896
          5,510  Progress Energy, Inc.                                                                                   231,145
         13,450  TXU Corp.                                                                                             1,071,024
         17,100  Wisconsin Energy Corp.                                                                                  607,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,560,203

Electronics (5.9%)
--------------------------------------------------------------------------------------------------------------------------------
         38,710  American Power Conversion Corp.                                                                       1,010,718
         18,240  Amphenol Corp. Class A                                                                                  675,610
        104,710  Atmel Corp. (NON)                                                                                       308,895
         25,850  Jabil Circuit, Inc. (NON)                                                                               737,242
         36,760  MEMC Electronic Materials, Inc. (NON)                                                                   494,422
          4,470  W.W. Grainger, Inc.                                                                                     278,347
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,505,234

Energy (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
         32,880  National-Oilwell, Inc. (NON)                                                                          1,535,496
          3,580  Noble Corp. (Cayman Islands)                                                                            201,232
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,736,728

Financial (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         12,420  CIT Group, Inc.                                                                                         471,960

Food (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         21,820  Smithfield Foods, Inc. (NON)                                                                            688,421

Forest Products and Packaging (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         27,970  Louisiana-Pacific Corp.                                                                                 703,166

Health Care Services (7.9%)
--------------------------------------------------------------------------------------------------------------------------------
         26,500  AmerisourceBergen Corp.                                                                               1,518,185
          3,610  Express Scripts, Inc. (NON)                                                                             314,756
         12,270  Laboratory Corp. of America Holdings (NON)                                                              591,414
         18,840  Lincare Holdings, Inc. (NON)                                                                            833,293
         27,010  Omnicare, Inc.                                                                                          957,505
          8,730  Triad Hospitals, Inc. (NON)                                                                             437,373
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,652,526

Homebuilding (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          9,140  Lennar Corp.                                                                                            518,055

Household Furniture and Appliances (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         10,670  Whirlpool Corp.                                                                                         722,679

Insurance (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
          9,980  Fremont General Corp.                                                                                   219,460
          7,993  Mercury General Corp.                                                                                   441,693
          5,950  Radian Group, Inc.                                                                                      284,053
          3,380  Stancorp Financial Group                                                                                286,556
          6,870  Willis Group Holdings, Ltd. (Bermuda)                                                                   253,297
          6,310  XL Capital, Ltd. Class A (Cayman Islands)                                                               456,655
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,941,714

Investment Banking/Brokerage (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
          2,530  Bear Stearns Cos., Inc. (The)                                                                           252,747
         13,180  Federated Investors, Inc.                                                                               373,126
         14,480  IndyMac Bancorp, Inc.                                                                                   492,320
          4,150  Legg Mason, Inc.                                                                                        324,281
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,442,474

Leisure (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
          6,340  Brunswick Corp.                                                                                         297,029

Lodging/Tourism (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          7,098  Marriott International, Inc. Class A                                                                    474,572

Machinery (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         10,900  Parker-Hannifin Corp.                                                                                   664,028
          7,090  Terex Corp. (NON)                                                                                       306,997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         971,025

Manufacturing (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
          1,180  Dover Corp.                                                                                              44,592
          5,240  Hillenbrand Industries, Inc.                                                                            290,663
          7,300  Ingersoll-Rand Co. Class A (Bermuda)                                                                    581,445
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         916,700

Medical Technology (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         27,970  Cytyc Corp. (NON)                                                                                       643,590

Metals (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          7,950  United States Steel Corp.                                                                               404,258

Miscellaneous (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
          5,370  iShares Russell 2000 Value Index Fund                                                                   606,112

Natural Gas Utilities (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
          9,270  National Fuel Gas Co.                                                                                   265,029
         10,700  Questar Corp.                                                                                           633,975
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         899,004

Oil & Gas (6.6%)
--------------------------------------------------------------------------------------------------------------------------------
          5,320  Amerada Hess Corp.                                                                                      511,837
         20,830  EOG Resources, Inc.                                                                                   1,015,250
          5,940  Marathon Oil Corp.                                                                                      278,705
         13,570  Newfield Exploration Co. (NON)                                                                        1,007,708
          8,780  Unocal Corp.                                                                                            541,638
         16,810  Western Gas Resources, Inc.                                                                             579,105
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,934,243

Pharmaceuticals (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         23,340  Andrx Group (NON)                                                                                       529,118
         18,851  Par Pharmaceutical Cos., Inc. (NON)                                                                     630,377
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,159,495

Power Producers (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         19,360  AES Corp. (The) (NON)                                                                                   317,117

Real Estate (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         10,700  Capital Automotive (R)                                                                                  354,384
          4,010  CB Richard Ellis Group, Inc. Class A (NON)                                                              140,310
         13,660  Equity Residential Properties Trust (R)                                                                 439,989
         11,540  General Growth Properties, Inc. (R)                                                                     393,514
          9,730  Ventas, Inc. (R)                                                                                        242,861
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,571,058

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
          7,770  Darden Restaurants, Inc.                                                                                238,384

Retail (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
         19,400  Claire's Stores, Inc.                                                                                   446,976
         10,620  Foot Locker, Inc.                                                                                       311,166
         13,610  May Department Stores Co. (The)                                                                         503,842
        102,820  Rite Aid Corp. (NON)                                                                                    407,167
         25,900  Ross Stores, Inc.                                                                                       754,726
         13,200  Supervalu, Inc.                                                                                         440,220
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,864,097

Shipping (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         15,760  CNF Transportation, Inc.                                                                                737,410

Technology Services (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
          9,080  Global Payments, Inc.                                                                                   585,569
         38,230  Ingram Micro, Inc. Class A (NON)                                                                        637,294
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,222,863

Telecommunications (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         16,150  CenturyTel, Inc.                                                                                        530,366
         42,940  Earthlink, Inc. (NON)                                                                                   386,460
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         916,826

Tobacco (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         13,560  UST, Inc.                                                                                               701,052

Toys (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         23,890  Mattel, Inc.                                                                                            510,052

Waste Management (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         76,600  Allied Waste Industries, Inc. (NON)                                                                     559,946
          8,240  Republic Services, Inc.                                                                                 275,875
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         835,821
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $51,586,678)                                                             $58,427,093
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (2.2%) (cost $1,288,927) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,288,927  Putnam Prime Money Market (e)                                                                        $1,288,927
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $1,288,927)                                                      $1,288,927
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $52,875,605) (b)                                                            $59,716,020
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $59,304,019.

(b) The aggregate identified cost on a tax basis is $53,070,130, resulting in gross unrealized appreciation and depreciation of $7,644,921 and $999,031, respectively, or net unrealized appreciation of $6,645,890.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $5,721 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $7,093,529 and $6,296,647, respectively.

ADR, after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Commercial paper (67.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
Domestic (37.1%)
--------------------------------------------------------------------------------------------------------------------------------
     $1,000,000  Amstel Funding Corp. 3.325s                                                     9/30/05                $983,468
      4,000,000  Amstel Funding Corp. 2.901s                                                     6/7/05                3,978,560
      3,000,000  Amstel Funding Corp. 2.799s                                                     5/23/05               2,987,953
      7,422,000  Amstel Funding Corp. 2.646s                                                     4/15/05               7,414,270
      2,193,000  Atlantic Asset Securitization Corp. 2.815s                                      4/14/05               2,190,775
      4,028,000  Atlantic Asset Securitization Corp. 2.813s                                      4/13/05               4,024,227
      5,457,000  Atlantic Asset Securitization Corp. 2.737s                                      4/12/05               5,452,434
      2,000,000  Bank of America Corp. 3.13s                                                     8/12/05               1,977,168
      3,700,000  Bank of America Corp. 2.921s                                                    6/9/05                3,679,434
      2,000,000  Bank of America Corp. 2.771s                                                    5/24/05               1,991,903
      3,000,000  Bank of America Corp. 2.633s                                                    4/14/05               2,997,162
      3,000,000  Bear Stearns Cos. 2.932s                                                        6/9/05                2,983,268
      2,000,000  CAFCO, LLC 2.688s                                                               5/2/05                1,995,402
      3,000,000  CAFCO, LLC 2.565s                                                               4/6/05                2,998,938
      5,000,000  CAFCO, LLC 2.526s                                                               4/5/05                4,998,606
      3,085,000  CIT Group, Inc. 2.859s                                                          5/9/05                3,075,719
      4,000,000  Citibank Credit Card Issuance Trust (Dakota) 2.914s                             5/20/05               3,984,211
      3,000,000  Citibank Credit Card Issuance Trust (Dakota) 2.914s                             5/17/05               2,988,883
      5,000,000  Citibank Credit Card Issuance Trust (Dakota) 2.763s                             5/5/05                4,987,014
      3,000,000  Citibank Credit Card Issuance Trust (Dakota) 2.621s                             4/4/05                2,999,348
      7,000,000  CRC Funding, LLC 2.871s                                                         5/10/05               6,978,312
      2,500,000  CRC Funding, LLC 2.745s                                                         5/5/05                2,493,554
      2,785,000  CRC Funding, LLC 2.732s                                                         4/27/05               2,779,529
      1,200,000  CRC Funding, LLC 2.678s                                                         4/12/05               1,199,021
      4,000,000  Curzon Funding, LLC 2.828s                                                      4/28/05               3,991,540
      3,000,000  CXC, LLC 2.739s                                                                 4/18/05               2,996,133
      4,000,000  Discover Card Master Trust I, 2000-A (Newcastle) 3.023s                         6/21/05               3,973,000
      3,500,000  General Electric Capital Corp. 3.023s                                           6/24/05               3,475,500
      4,000,000  General Electric Capital Corp. 3.023s                                           6/22/05               3,972,667
      4,000,000  General Electric Capital Corp. 2.718s                                           5/11/05               3,988,000
      2,000,000  Govco, Inc. 2.769s                                                              5/18/05               1,992,819
      4,000,000  Govco, Inc. 2.728s                                                              5/11/05               3,987,956
      4,000,000  Govco, Inc. 2.642s                                                              4/25/05               3,993,000
      2,792,000  International Lease Finance Corp. 2.856s                                        4/26/05               2,786,474
      2,700,000  International Lease Finance Corp. 2.663s                                        4/27/05               2,694,842
      2,000,000  Metlife Funding 3.30s                                                           9/9/05                1,970,931
      4,000,000  NATC California, LLC (Chase Manhattan Bank (Letter of Credit (LOC)) 2.637s      4/21/05               3,994,178
      2,000,000  NATC California, LLC (Chase Manhattan Bank (LOC)) 2.637s                        4/20/05               1,997,234
      2,300,000  Park Avenue Receivables Corp. 2.807s                                            5/3/05                2,294,276
      4,000,000  Park Avenue Receivables Corp. 2.677s                                            4/6/05                3,998,517
      4,000,000  Park Granada, LLC 2.987s                                                        4/1/05                4,000,000
      3,500,000  Park Granada, LLC 2.692s                                                        4/19/05               3,495,310
      3,000,000  Windmill Funding Corp. 2.678s                                                   4/12/05               2,997,553
      1,638,000  Yorktown Capital, LLC 2.611s                                                    4/4/05                1,637,645
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     146,376,734

Foreign (30.4%)
--------------------------------------------------------------------------------------------------------------------------------
      2,278,000  Atlantis One Funding Corp. 3.018s (Netherlands)                                 7/25/05               2,256,315
      4,500,000  Atlantis One Funding Corp. 3.012s (Netherlands)                                 6/17/05               4,471,221
      2,700,000  Atlantis One Funding Corp. 2.612s (Netherlands)                                 4/7/05                2,698,830
      3,700,000  Banco Bradesco S.A. (Calyon (LOC)) 2.70s (France)                               6/10/05               3,680,863
      3,200,000  Barclays U.S. Funding Corp. 2.743s (United Kingdom)                             4/25/05               3,194,176
      2,500,000  Barclays U.S. Funding Corp. 2.726s (United Kingdom)                             5/4/05                2,493,790
      1,500,000  CBA Delaware Finance 2.712s (Australia)                                         4/11/05               1,498,875
      2,000,000  COFCO Capital Corp. (Rabobank Nederland (LOC)) 2.912s (Netherlands)             5/18/05               1,992,428
      2,000,000  Credit Suisse First Boston (USA), Inc. 2.652s (Switzerland)                     4/18/05               1,997,507
      3,750,000  Danske Corp. 3.011s (Denmark)                                                   8/22/05               3,705,834
      1,500,000  Danske Corp. 2.953s (Denmark)                                                   8/8/05                1,484,359
      3,550,000  Dexia Delaware, LLC 2.915s (Belgium)                                            5/23/05               3,535,129
      6,000,000  Dexia Delaware, LLC 2.728s (Belgium)                                            5/12/05               5,981,465
      3,000,000  Fortis Funding, LLC 3.077s (Belgium)                                            8/25/05               2,963,135
      2,650,000  Fortis Funding, LLC 2.743s (Belgium)                                            5/4/05                2,643,368
      3,000,000  Greenwich Capital Holdings, Inc. FRN, 2.81s (United Kingdom)                    6/27/05               3,000,000
      1,900,000  Greenwich Capital Holdings, Inc. FRN, 2.71s (United Kingdom)                    4/8/05                1,900,000
      3,000,000  HBOS Treasury Services PLC 2.901s (United Kingdom)                              6/8/05                2,983,680
      1,000,000  HBOS Treasury Services PLC 2.819s (United Kingdom)                              5/10/05                 996,967
      2,650,000  HBOS Treasury Services PLC 2.807s (United Kingdom)                              6/29/05               2,630,346
      2,100,000  HBOS Treasury Services PLC 2.684s (United Kingdom)                              4/26/05               2,096,106
      4,500,000  HSBC Bank Canada 3.033s (United Kingdom)                                        6/30/05               4,466,138
      5,000,000  ING (US) Funding, LLC 2.996s (Netherlands)                                      6/30/05               4,962,875
      2,000,000  ING America Insurance Holdings 2.962s (Netherlands)                             6/14/05               1,987,913
      2,800,000  ING America Insurance Holdings 2.539s (Netherlands)                             4/18/05               2,796,668
      2,200,000  Nordea North America, Inc. 2.926s (Sweden)                                      6/16/05               2,186,531
      4,500,000  Nordea North America, Inc. 2.795s (Sweden)                                      5/9/05                4,486,900
      1,700,000  Rabobank USA Financial Corp. 2.822s (Netherlands)                               5/20/05               1,693,521
      3,000,000  Santander Central Hispano Finance (Delaware), Inc. 2.718s (Spain)               5/5/05                2,992,350
      2,000,000  Spintab AB 3.258s (Sweden)                                                      9/22/05               1,969,018
      2,000,000  Spintab AB 3.045s (Sweden)                                                      8/18/05               1,976,833
      2,000,000  Spintab AB 2.718s (Sweden)                                                      5/6/05                1,994,750
      1,200,000  Spintab AB 2.665s (Sweden)                                                      4/26/05               1,197,792
      2,000,000  Swedbank 2.878s (Sweden)                                                        5/27/05               1,991,102
      4,000,000  Toronto Dominion Holdings (USA) 2.802s (Canada)                                 4/29/05               3,991,304
      3,647,000  Tulip Funding Corp. 2.712s (Netherlands)                                        4/29/05               3,639,341
      5,000,000  Tulip Funding Corp. 2.676s (Netherlands)                                        4/1/05                5,000,000
      3,000,000  Tulip Funding Corp. 2.668s (Netherlands)                                        4/25/05               2,994,700
      6,000,000  WestLB AG 2.698s (Germany)                                                      5/3/05                5,985,520
      3,000,000  WestLB AG 2.565s (Germany)                                                      4/5/05                2,999,150
      2,500,000  Westpac Trust Securities NZ, Ltd. 2.739s (Australia)                            4/21/05               2,496,208
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     120,013,008
--------------------------------------------------------------------------------------------------------------------------------
                 Total Commercial paper  (cost $266,389,742)                                                        $266,389,742
--------------------------------------------------------------------------------------------------------------------------------

Foreign Certificates of deposit (10.9%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
     $5,000,000  Barclays Bank PLC Ser. YCD, 3.03s (United Kingdom)                              6/30/05              $5,000,000
      2,000,000  BNP Paribas Ser. ECD, 2.615s (France)                                           5/9/05                1,999,790
      3,000,000  BNP Paribas Ser. ECD, 2.58s (France)                                            4/13/05               3,000,005
      3,500,000  Fortis Bank N.Y. Ser. YCD, 3.22s (Belgium)                                      9/16/05               3,500,000
      3,000,000  Landesbank Hessen Thuringen Ser. ECD, 2.61s (Germany)                           5/3/05                3,000,026
      3,000,000  Lloyds TSB Bank PLC FRN, Ser. YCD, 2 3/4s (United Kingdom)                      9/30/05               2,998,185
      3,500,000  Royal Bank of Scotland PLC FRN, Ser. YCD, 2.775s (United Kingdom)               6/20/05               3,498,863
      5,000,000  Societe Generale FRN, Ser. YCD, 2.73s (France)                                  6/14/05               4,999,696
      3,000,000  Societe Generale Ser. ECD, 3.055s (France)                                      9/20/05               2,997,861
      2,000,000  Societe Generale Ser. ECD, 2.72s (France)                                       5/9/05                2,000,000
      3,000,000  Societe Generale Ser. ECD, 2.52s (France)                                       4/18/05               2,999,985
      5,000,000  Svenska Handelsbanken FRN, Ser. YCD1, 2.79s (Sweden)                            4/3/06                4,998,495
      2,000,000  Swedbank (New York) FRN, Ser. YCD, 2.78s (Sweden)                               3/20/06               1,999,298
--------------------------------------------------------------------------------------------------------------------------------
                 Total Foreign Certificates of deposit (cost $42,992,204)                                            $42,992,204
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (6.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
     $2,000,000  Bank of New York Co., Inc. (The) sr. unsec. FRN Ser. XMTN, 2.74s                4/4/06               $2,000,000
      6,095,000  Morgan Stanley Group, Inc. sr. notes FRN 3.37s                                  3/27/06               6,113,237
      5,000,000  National City Bank FRN, Ser. BKNT, 2.78s                                        6/23/05               4,999,652
      8,400,000  Santander Financial Issuances bank guaranty 7 7/8s, (Cayman Islands)            4/15/05               8,414,727
      2,750,000  U.S. Bank N.A. FRN, Ser. BKNT, 2.95s                                            12/5/05               2,750,736
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $24,278,352)                                                 $24,278,352
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations (5.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,750,000  Fannie Mae FRN 2.626s                                                           9/7/06               $1,748,069
      2,700,000  Fannie Mae notes 1.8s                                                           5/27/05               2,700,000
      4,500,000  Fannie Mae notes 1.6s                                                           5/13/05               4,500,000
      3,000,000  Fannie Mae notes 1.4s                                                           5/3/05                3,000,000
      5,000,000  Fannie Mae notes 1.35s                                                          4/28/05               5,000,000
      2,000,000  Federal Farm Credit Bank FRB 2.76s                                              7/20/06               1,999,248
      4,000,000  Federal Home Loan Bank bonds Ser. JX05, 1.4s                                    4/1/05                4,000,000
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Obligations  (cost $22,947,317)                                        $22,947,317
--------------------------------------------------------------------------------------------------------------------------------

Promissory notes (3.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
     $2,000,000  Goldman Sachs Group, Inc. (The) FRN, 2.87s (acquired 11/18/04,
                 cost $2,000,000) (RES)                                                          5/19/05              $2,000,000
      4,800,000  Goldman Sachs Group, Inc. (The) FRN, 2.87s (acquired 10/26/04,
                 cost $4,800,000) (RES)                                                          4/22/05               4,800,000
      3,800,000  Goldman Sachs Group, Inc. (The) FRN, 2.87s (acquired 10/20/04,
                 cost $3,800,000) (RES)                                                          4/18/05               3,800,000
      2,000,000  Goldman Sachs Group, Inc. (The) FRN, 2.84s (acquired 3/15/05,
                 cost $2,000,000) (RES)                                                          9/12/05               2,000,000
      2,000,000  Goldman Sachs Group, Inc. (The) FRN, 2.57s (acquired 1/4/05, cost $2,000,000)
                 (RES)                                                                           7/5/05                2,000,000
--------------------------------------------------------------------------------------------------------------------------------
                 Total Promissory notes (cost $14,600,000)                                                           $14,600,000
--------------------------------------------------------------------------------------------------------------------------------

Asset backed securities (1.0%) (a) (cost $3,854,948)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Maturity date             Value
--------------------------------------------------------------------------------------------------------------------------------
     $3,854,948  TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A, Class A1MM, 2.88s (Cayman
                 Islands)                                                                        9/28/05              $3,854,948

Short-term investments (6.4%) (a) (cost $25,048,000)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $25,048,000  Interest in $640,000,000 joint tri-party repurchase agreement dated
                 March 31, 2005 with Bank of America Securities, LLC due
                 April 1, 2005 with respect to various U.S. Government obligations --
                 maturity value of $25,050,004 for an effective yield of 2.88%
                 (collateralized by Freddie Mac and Fannie Mae with yields ranging from 5.50% to 5.60% and due dates ranging from December 1, 2018 to
                 February 1, 2035, valued at $652,800,000)                                                           $25,048,000
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $400,110,563) (b)                                                          $400,110,563
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $394,370,607.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $14,600,000 or 3.7% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Portfolio Value)

Australia                           1.0%
Belgium                             4.7
Canada                              1.0
Cayman Islands                      3.1
Denmark                             1.3
France                              5.4
Germany                             3.0
Netherlands                         8.6
Spain                               0.7
Sweden                              5.7
Switzerland                         0.5
United Kingdom                      8.8
United States                      56.2
Total                             100.0%

Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT New Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        146,500  Raytheon Co.                                                                                         $5,669,550
         59,000  Rockwell Collins, Inc.                                                                                2,807,810
        215,500  United Defense Industries, Inc.                                                                      15,822,010
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,299,370

Banking (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         82,400  Doral Financial Corp. (Puerto Rico)                                                                   1,803,736
        162,100  TCF Financial Corp.                                                                                   4,401,015
         61,000  UnionBanCal Corp.                                                                                     3,736,250
        132,760  W Holding Co., Inc.                                                                                   1,336,893
        175,400  Wells Fargo & Co.                                                                                    10,488,920
        111,400  Zions Bancorp.                                                                                        7,688,828
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,455,642

Beverage (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        174,200  Pepsi Bottling Group, Inc. (The)                                                                      4,851,470

Biotechnology (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        166,000  Amgen, Inc. (NON)                                                                                     9,662,860
        126,400  Amylin Pharmaceuticals, Inc. (NON)                                                                    2,210,736
        143,900  Celgene Corp. (NON)                                                                                   4,899,795
        221,700  Genzyme Corp. (NON)                                                                                  12,690,108
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,463,499

Broadcasting (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        280,600  XM Satellite Radio Holdings, Inc. Class A (NON)                                                       8,838,900

Building Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         87,900  Sherwin Williams Co.                                                                                  3,866,721

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         69,200  PPG Industries, Inc.                                                                                  4,949,184

Coal (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        140,753  CONSOL Energy, Inc.                                                                                   6,618,206

Commercial and Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        181,700  Corporate Executive Board Co. (The)                                                                  11,619,715

Communications Equipment (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
      2,371,800  Cisco Systems, Inc. (NON)                                                                            42,431,502
         64,000  F5 Networks, Inc. (NON)                                                                               3,231,360
        522,400  Harris Corp.                                                                                         17,056,360
        361,100  Nokia OYJ ADR (Finland)                                                                               5,571,773
        245,200  Scientific-Atlanta, Inc.                                                                              6,919,544
        439,100  Tellabs, Inc. (NON)                                                                                   3,205,430
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      78,415,969

Computers (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
        100,500  Anixter International, Inc.                                                                           3,633,075
        598,200  Dell, Inc. (NON)                                                                                     22,982,844
        198,900  Lexmark International, Inc. (NON)                                                                    15,906,033
        141,400  Micros Systems, Inc. (NON)                                                                            5,190,794
        157,400  NCR Corp. (NON)                                                                                       5,310,676
        497,300  Network Appliance, Inc. (NON)                                                                        13,755,318
         59,500  Take-Two Interactive Software, Inc. (NON)                                                             2,326,450
        493,781  Western Digital Corp. (NON)                                                                           6,295,708
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      75,400,898

Conglomerates (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         92,300  Danaher Corp.                                                                                         4,929,743
         75,200  Harman International Industries, Inc.                                                                 6,652,192
         35,200  Textron, Inc.                                                                                         2,626,624
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,208,559

Consumer Cyclicals (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        251,200  Black & Decker Manufacturing Co.                                                                     19,842,288

Consumer Finance (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        245,300  Capital One Financial Corp.                                                                          18,341,081
        181,100  Countrywide Financial Corp.                                                                           5,878,506
         75,000  First Marblehead Corp. (The) (NON)                                                                    4,314,750
        514,800  Providian Financial Corp. (NON)                                                                       8,833,968
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      37,368,305

Consumer Goods (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
        201,900  Energizer Holdings, Inc. (NON)                                                                       12,073,620
        235,300  Newell Rubbermaid, Inc.                                                                               5,162,482
        831,600  Procter & Gamble Co. (The)                                                                           44,074,800
         64,300  Rayovac Corp. (NON)                                                                                   2,674,880
        110,900  Yankee Candle Co., Inc. (The)                                                                         3,515,530
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      67,501,312

Consumer Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        310,300  Alliance Data Systems Corp. (NON)                                                                    12,536,120
        186,300  Getty Images, Inc. (NON)                                                                             13,247,793
        275,500  Valueclick, Inc. (NON)                                                                                2,923,055
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,706,968

Containers (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        120,000  Ball Corp.                                                                                            4,977,600

Distributors (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        119,400  Hughes Supply, Inc.                                                                                   3,552,150

Electrical Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        176,600  WESCO International, Inc. (NON)                                                                       4,944,800

Electronics (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
        100,800  Arrow Electronics, Inc. (NON)                                                                         2,555,280
      1,075,700  Atmel Corp. (NON)                                                                                     3,173,315
        438,900  Cypress Semiconductor Corp. (NON)                                                                     5,530,140
        852,300  Intel Corp.                                                                                          19,798,929
         99,000  International Rectifier Corp. (NON)                                                                   4,504,500
        452,400  Linear Technology Corp.                                                                              17,331,444
        146,400  Microchip Technology, Inc.                                                                            3,807,864
        589,100  Motorola, Inc.                                                                                        8,818,827
        149,500  National Semiconductor Corp.                                                                          3,081,195
        177,500  PerkinElmer, Inc.                                                                                     3,661,825
        170,600  QLogic Corp. (NON)                                                                                    6,909,300
        376,200  SanDisk Corp. (NON)                                                                                  10,458,360
        342,200  Storage Technology Corp. (NON)                                                                       10,539,760
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100,170,739

Energy (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         56,000  BJ Services Co.                                                                                       2,905,280
         51,300  Cooper Cameron Corp. (NON)                                                                            2,934,873
        351,300  Superior Energy Services (NON)                                                                        6,042,360
         86,100  Unit Corp. (NON)                                                                                      3,889,137
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,771,650

Entertainment (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         74,900  Pixar, Inc. (NON)                                                                                     7,306,495

Financial (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        102,500  American Express Co.                                                                                  5,265,425
         38,400  Chicago Mercantile Exchange                                                                           7,450,752
        175,100  Moody's Corp.                                                                                        14,158,586
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,874,763

Food (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        125,000  7-Eleven, Inc. (NON)                                                                                  3,002,500

Forest Products and Packaging (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        196,600  Crown Holdings, Inc. (NON)                                                                            3,059,096

Gaming & Lottery (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         93,700  Ameristar Casinos, Inc.                                                                               5,123,516
        292,200  GTECH Holdings Corp.                                                                                  6,875,466
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,998,982

Health Care Services (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
         86,900  AmerisourceBergen Corp.                                                                               4,978,501
         99,500  Coventry Health Care, Inc. (NON)                                                                      6,779,930
         68,100  Laboratory Corp. of America Holdings (NON)                                                            3,282,420
        144,800  Lincare Holdings, Inc. (NON)                                                                          6,404,504
        110,100  McKesson Corp.                                                                                        4,156,275
         63,900  PacifiCare Health Systems, Inc. (NON)                                                                 3,637,188
        318,000  UnitedHealth Group, Inc.                                                                             30,330,840
         98,200  VCA Antech, Inc. (NON)                                                                                1,986,586
        111,200  WellPoint, Inc. (NON)                                                                                13,938,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      75,495,164

Homebuilding (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         33,400  KB Home                                                                                               3,923,164
         58,900  M.D.C. Holdings, Inc.                                                                                 4,102,385
         26,500  NVR, Inc. (NON)                                                                                      20,802,500
         64,500  Ryland Group, Inc. (The)                                                                              4,000,290
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      32,828,339

Insurance (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         57,100  American International Group, Inc.                                                                    3,163,911
        176,700  Everest Re Group, Ltd. (Barbados)                                                                    15,038,937
         23,400  Selective Insurance Group                                                                             1,081,782
        177,500  W.R. Berkley Corp.                                                                                    8,804,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,088,630

Investment Banking/Brokerage (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        121,800  Bear Stearns Cos., Inc. (The)                                                                        12,167,820
        329,800  E*Trade Group, Inc. (NON)                                                                             3,957,600
        328,600  Eaton Vance Corp.                                                                                     7,702,384
         94,800  Goldman Sachs Group, Inc. (The)                                                                      10,427,052
         68,200  Lehman Brothers Holdings, Inc.                                                                        6,421,712
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      40,676,568

Leisure (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        122,800  Brunswick Corp.                                                                                       5,753,180
         66,100  Harley-Davidson, Inc.                                                                                 3,817,936
        232,400  Polaris Industries, Inc.                                                                             16,321,452
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,892,568

Machinery (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        212,300  Terex Corp. (NON)                                                                                     9,192,590
        208,100  Timken Co.                                                                                            5,689,454
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,882,044

Manufacturing (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        101,700  Mettler-Toledo International, Inc. (Switzerland) (NON)                                                4,830,750

Medical Technology (9.3%)
--------------------------------------------------------------------------------------------------------------------------------
        119,800  Bausch & Lomb, Inc.                                                                                   8,781,340
        129,800  Becton, Dickinson and Co.                                                                             7,582,916
        304,700  Biomet, Inc.                                                                                         11,060,610
        261,300  C.R. Bard, Inc.                                                                                      17,789,304
        190,000  Charles River Laboratories International, Inc. (NON)                                                  8,937,600
        103,100  Dade Behring Holdings, Inc. (NON)                                                                     6,075,683
         90,457  Gen-Probe, Inc. (NON)                                                                                 4,030,764
        148,500  Haemonetics Corp. (NON)                                                                               6,260,760
        129,800  Immucor, Inc. (NON)                                                                                   3,918,662
        181,500  Kinetic Concepts, Inc. (NON)                                                                         10,826,475
        292,600  Medtronic, Inc.                                                                                      14,907,970
        217,167  Respironics, Inc. (NON)                                                                              12,654,321
        515,800  St. Jude Medical, Inc. (NON)                                                                         18,568,800
         74,900  Sybron Dental Specialties, Inc. (NON)                                                                 2,688,910
        389,400  Varian Medical Systems, Inc. (NON)                                                                   13,348,632
        111,100  Waters Corp. (NON)                                                                                    3,976,269
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     151,409,016

Metals (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        420,400  AK Steel Holding Corp. (NON)                                                                          4,649,624
         99,400  Century Aluminum Co. (NON)                                                                            3,007,844
         91,000  Nucor Corp.                                                                                           5,237,960
         77,200  Steel Dynamics, Inc.                                                                                  2,659,540
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,554,968

Oil & Gas (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
         65,700  Amerada Hess Corp.                                                                                    6,320,997
        231,200  Burlington Resources, Inc.                                                                           11,576,184
         62,600  Noble Energy, Inc.                                                                                    4,258,052
        186,100  Oil States International, Inc. (NON)                                                                  3,824,355
         84,100  Pogo Producing Co.                                                                                    4,141,084
         75,100  Southwestern Energy Co. (NON)                                                                         4,262,676
        103,800  Sunoco, Inc.                                                                                         10,745,376
         77,500  Tesoro Petroleum Corp. (NON)                                                                          2,869,050
         81,900  Valero Energy Corp.                                                                                   6,000,813
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,998,587

Pharmaceuticals (7.3%)
--------------------------------------------------------------------------------------------------------------------------------
        255,100  Barr Pharmaceuticals, Inc. (NON)                                                                     12,456,533
        230,700  Caremark Rx, Inc. (NON)                                                                               9,177,246
        285,400  Cephalon, Inc. (NON)                                                                                 13,365,282
        940,500  Johnson & Johnson                                                                                    63,163,980
        108,400  Medicis Pharmaceutical Corp. Class A                                                                  3,249,832
        224,100  Mylan Laboratories, Inc.                                                                              3,971,052
        551,200  Pfizer, Inc.                                                                                         14,480,024
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     119,863,949

Railroads (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        118,400  Canadian National Railway Co. (Canada)                                                                7,495,904

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        147,700  CEC Entertainment, Inc. (NON)                                                                         5,405,820

Retail (8.5%)
--------------------------------------------------------------------------------------------------------------------------------
        114,200  Abercrombie & Fitch Co. Class A                                                                       6,536,808
        333,800  Aeropostale, Inc. (NON)                                                                              10,931,950
        570,300  American Eagle Outfitters, Inc.                                                                      16,852,365
        165,600  Best Buy Co., Inc.                                                                                    8,944,056
        178,700  Borders Group, Inc.                                                                                   4,756,994
         99,100  Coach, Inc. (NON)                                                                                     5,612,033
        218,100  Coldwater Creek, Inc. (NON)                                                                           4,030,488
        211,200  Costco Wholesale Corp.                                                                                9,330,816
        789,800  Home Depot, Inc. (The)                                                                               30,201,952
        448,300  Michaels Stores, Inc.                                                                                16,273,290
        289,400  PETCO Animal Supplies, Inc. (NON)                                                                    10,652,814
        466,000  Staples, Inc.                                                                                        14,646,380
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     138,769,946

Schools (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        183,200  Apollo Group, Inc. Class A (NON)                                                                     13,567,792
        170,049  Career Education Corp. (NON)                                                                          5,825,879
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,393,671

Semiconductor (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        157,600  Lam Research Corp. (NON)                                                                              4,548,336

Shipping (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        244,800  J. B. Hunt Transport Services, Inc.                                                                  10,714,896

Software (9.6%)
--------------------------------------------------------------------------------------------------------------------------------
        417,000  Adobe Systems, Inc.                                                                                  28,009,890
        194,600  Amdocs, Ltd. (Guernsey) (NON)                                                                         5,526,640
         82,700  Autodesk, Inc.                                                                                        2,461,152
        680,100  BMC Software, Inc. (NON)                                                                             10,201,500
        948,000  Citrix Systems, Inc. (NON)                                                                           22,581,360
        141,000  Cognos, Inc. (Canada) (NON)                                                                           5,913,540
        199,800  McAfee, Inc. (NON)                                                                                    4,507,488
      2,386,400  Microsoft Corp. (SEG)                                                                                57,679,288
         66,400  MicroStrategy, Inc. (NON)                                                                             3,603,528
        747,500  Siebel Systems, Inc. (NON)                                                                            6,824,675
        480,300  Symantec Corp. (NON)                                                                                 10,244,799
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     157,553,860

Technology (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         98,400  Dun & Bradstreet Corp. (The) (NON)                                                                    6,046,680

Technology Services (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        229,000  Accenture, Ltd. Class A (Bermuda) (NON)                                                               5,530,350
        192,100  Acxiom Corp.                                                                                          4,020,653
        334,500  Automatic Data Processing, Inc.                                                                      15,035,775
        322,000  Ingram Micro, Inc. Class A (NON)                                                                      5,367,740
        165,800  VeriSign, Inc. (NON)                                                                                  4,758,460
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,712,978

Telecommunications (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        567,922  Earthlink, Inc. (NON)                                                                                 5,111,298

Textiles (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        293,800  NIKE, Inc.                                                                                           24,476,478
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $1,473,414,997)                                                       $1,604,816,231
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (1.4%) (a) (cost $23,456,572)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $23,456,572  Putnam Prime Money Market Fund (e)                                                                  $23,456,572
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,496,871,569) (b)                                                      $1,628,272,803
================================================================================================================================




Putnam VT New Opportunities Fund
------------------------------------------------------------------------------------------------------------
Futures contracts outstanding at March 31, 2005
(Unaudited)

                                          Number of                             Expiration        Unrealized
                                          contracts                  Value            date      depreciation
------------------------------------------------------------------------------------------------------------
S&P 500  Index (Long)                            63            $18,646,425          Jun-05         $(206,065)
NASDAQ 100 Index Mini (Long)                    266              7,932,120          Jun-05          (167,447)
------------------------------------------------------------------------------------------------------------
                                                                                                   $(373,512)
============================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $1,635,723,867.

(b) The aggregate identified cost on a tax basis is $1,509,371,997, resulting in gross unrealized appreciation and depreciation of $183,700,180 and $64,799,374, respectively, or net unrealized appreciation of $183,700,180.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $200,936 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $118,266,523 and $130,768,296, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT New Value Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (97.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
        339,000  Boeing Co. (The)                                                                                    $19,817,940
        316,300  Lockheed Martin Corp.                                                                                19,313,278
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      39,131,218

Airlines (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        501,600  Southwest Airlines Co.                                                                                7,142,784

Automotive (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        163,100  Lear Corp.                                                                                            7,235,116

Banking (7.7%)
--------------------------------------------------------------------------------------------------------------------------------
        422,400  Bank of America Corp.                                                                                18,627,840
        202,100  Commerce Bancorp, Inc. (S)                                                                            6,562,187
        142,400  State Street Corp.                                                                                    6,225,728
        624,500  U.S. Bancorp                                                                                         17,998,090
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      49,413,845

Basic Materials (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         47,300  Vulcan Materials Co.                                                                                  2,688,059

Building Materials (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        379,400  Masco Corp.                                                                                          13,153,798

Chemicals (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
         86,809  Avery Dennison Corp.                                                                                  5,376,081
        156,800  Dow Chemical Co. (The)                                                                                7,816,480
        334,300  Hercules, Inc. (NON)                                                                                  4,844,007
         48,970  Huntsman Corp. (NON)                                                                                  1,141,980
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,178,548

Coal (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         78,000  Peabody Energy Corp.                                                                                  3,616,080

Computers (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        727,976  Hewlett-Packard Co.                                                                                  15,971,793

Conglomerates (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
        773,400  Tyco International, Ltd.                                                                             26,140,920

Consumer Finance (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        179,800  Countrywide Financial Corp.                                                                           5,836,308
        255,820  MBNA Corp.                                                                                            6,280,381
        393,300  Providian Financial Corp. (NON)                                                                       6,749,028
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,865,717

Consumer Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        877,900  Service Corporation Intl.                                                                             6,566,692

Containers (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        183,330  Owens-Illinois, Inc. (NON)                                                                            4,608,916

Electric Utilities (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
        150,000  Exelon Corp.                                                                                          6,883,500
        107,400  Great Plains Energy, Inc. (S)                                                                         3,284,292
        360,770  PG&E Corp.                                                                                           12,302,257
        592,260  Sierra Pacific Resources (NON)                                                                        6,366,795
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,836,844

Electronics (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         91,825  Freescale Semiconductor, Inc. Class B (NON)                                                           1,583,981
        834,500  Intel Corp.                                                                                          19,385,435
        348,800  Motorola, Inc.                                                                                        5,221,536
        218,000  Vishay Intertechnology, Inc. (NON) (S)                                                                2,709,740
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,900,692

Energy (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         80,432  National-Oilwell, Inc. (NON)                                                                          3,756,174

Financial (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
        589,500  Citigroup, Inc.                                                                                      26,492,130
        247,400  Fannie Mae                                                                                           13,470,930
        111,400  Freddie Mac                                                                                           7,040,480
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      47,003,540

Food (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        119,700  General Mills, Inc.                                                                                   5,883,255

Forest Products and Packaging (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        346,900  Smurfit-Stone Container Corp. (NON)                                                                   5,366,543
         72,000  Weyerhaeuser Co.                                                                                      4,932,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,298,543

Gaming & Lottery (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        198,100  GTECH Holdings Corp.                                                                                  4,661,293

Health Care Services (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
        106,600  AmerisourceBergen Corp.                                                                               6,107,114
        117,700  Cardinal Health, Inc.                                                                                 6,567,660
         86,900  CIGNA Corp.                                                                                           7,760,170
        158,500  HCA, Inc.                                                                                             8,490,845
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,925,789

Homebuilding (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         70,400  Lennar Corp.                                                                                          3,990,272

Household Furniture and Appliances (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         61,400  Whirlpool Corp.                                                                                       4,158,622

Insurance (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
        229,500  ACE, Ltd. (Bermuda)                                                                                   9,471,465
         89,500  Chubb Corp. (The) (S)                                                                                 7,094,665
        129,000  Hartford Financial Services Group, Inc. (The)                                                         8,844,240
         84,700  XL Capital, Ltd. Class A (Bermuda)                                                                    6,129,739
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,540,109

Investment Banking/Brokerage (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        108,300  Merrill Lynch & Co., Inc.                                                                             6,129,780

Manufacturing (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         99,800  Ingersoll-Rand Co. Class A (Bermuda)                                                                  7,949,070

Media (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        650,900  Liberty Media Corp. Class A (NON)                                                                     6,749,833
        229,100  Walt Disney Co. (The)                                                                                 6,582,043
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,331,876

Metals (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        425,220  Alcoa, Inc.                                                                                          12,922,436

Natural Gas Utilities (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        247,500  Southern Union Co. (NON)                                                                              6,214,725

Oil & Gas (9.3%)
--------------------------------------------------------------------------------------------------------------------------------
         97,900  Amerada Hess Corp.                                                                                    9,418,959
        263,300  ChevronTexaco Corp.                                                                                  15,353,023
        415,900  ExxonMobil Corp.                                                                                     24,787,640
        209,600  Marathon Oil Corp.                                                                                    9,834,432
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      59,394,054

Pharmaceuticals (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        280,000  King Pharmaceuticals, Inc. (NON)                                                                      2,326,800
        374,300  Pfizer, Inc.                                                                                          9,832,861
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,159,661

Photography/Imaging (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        765,700  Xerox Corp. (NON)                                                                                    11,600,355

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        147,800  R. R. Donnelley & Sons Co.                                                                            4,673,436

Railroads (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         76,350  Union Pacific Corp.                                                                                   5,321,595

Restaurants (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        115,800  Darden Restaurants, Inc.                                                                              3,552,744
        407,300  McDonald's Corp.                                                                                     12,683,322
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,236,066

Retail (5.6%)
--------------------------------------------------------------------------------------------------------------------------------
        296,300  Home Depot, Inc. (The)                                                                               11,330,514
        287,200  Limited Brands, Inc.                                                                                  6,978,960
        233,600  Office Depot, Inc. (NON)                                                                              5,181,248
        151,400  OfficeMax, Inc.                                                                                       5,071,900
        942,300  Rite Aid Corp. (NON)                                                                                  3,731,508
        127,700  Ross Stores, Inc.                                                                                     3,721,178
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      36,015,308

Tobacco (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        297,500  Altria Group, Inc.                                                                                   19,453,525
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $496,901,720)                                                           $623,070,506
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (4.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $10,537,116  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.03% and due dates ranging from April 1,
                 2005 to May 3, 2005. (d)                                                                            $10,522,000
     16,830,856  Putnam Prime Money Market Fund (e)                                                                   16,830,856
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $27,352,856)                                                    $27,352,856
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $524,254,576) (b)                                                          $650,423,362
--------------------------------------------------------------------------------------------------------------------------------


NOTES

(a) Percentages indicated are based on net assets of $640,222,781.

(b) The aggregate identified cost on a tax basis is $530,147,337, resulting in gross unrealized appreciation and depreciation of $133,774,496 and $13,498,471, respectively, or net unrealized appreciation of $120,276,025.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $10,268,803. The fund received cash collateral of $10,522,000 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $54,706 for the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregrated $37,651,115 and $28,829,259, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT OTC & Emerging Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (96.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          3,500  Alliant Techsystems, Inc. (NON)                                                                        $250,075

Automotive (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         26,900  Autoliv, Inc.                                                                                         1,281,785
         15,000  BorgWarner, Inc.                                                                                        730,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,011,985

Banking (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
         57,400  Commerce Bancorp, Inc.                                                                                1,863,778
          9,107  Compass Bancshares, Inc.                                                                                413,458
         15,500  Investors Financial Services Corp.                                                                      758,105
          9,400  Pacific Capital Bancorp.                                                                                279,932
         24,800  TCF Financial Corp.                                                                                     673,320
         13,900  Texas Regional Bancshares, Inc.                                                                         418,529
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,407,122

Biotechnology (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
         20,700  Amylin Pharmaceuticals, Inc. (NON)                                                                      362,043
         28,653  Celgene Corp. (NON)                                                                                     975,635
         18,300  Connetics Corp. (NON)                                                                                   462,807
         25,500  Medicines Co. (NON)                                                                                     577,830
          8,700  Neurocrine Biosciences, Inc. (NON)                                                                      331,122
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,709,437

Coal (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         27,800  CONSOL Energy, Inc.                                                                                   1,307,156

Commercial and Consumer Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
          5,000  Arbitron, Inc.                                                                                          214,500
         33,900  Sotheby's Holdings, Inc. Class A (NON)                                                                  574,944
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         789,444

Communications Equipment (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
         47,300  Aspect Communications Corp. (NON)                                                                       492,393
         31,913  Comverse Technology, Inc. (NON)                                                                         804,846
         23,000  Harris Corp.                                                                                            750,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,048,189

Computers (3.1%)
--------------------------------------------------------------------------------------------------------------------------------
         13,900  Avid Technology, Inc. (NON)                                                                             752,268
         28,600  Catapult Communications Corp. (NON)                                                                     610,610
         13,160  Logitech International SA ADR (Switzerland) (NON)                                                       801,181
         22,800  NCR Corp. (NON)                                                                                         769,272
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,933,331

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          1,000  Harsco Corp.                                                                                             59,610

Consumer Finance (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         53,400  Providian Financial Corp. (NON)                                                                         916,344

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         16,700  Blyth Industries, Inc.                                                                                  531,728
         12,100  Energizer Holdings, Inc. (NON)                                                                          723,580
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,255,308

Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         22,600  Alliance Data Systems Corp. (NON)                                                                       913,040
         36,000  Valueclick, Inc. (NON)                                                                                  381,960
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,295,000

Containers (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         26,100  Pactiv Corp. (NON)                                                                                      609,435

Distributors (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         43,300  Hughes Supply, Inc.                                                                                   1,288,175

Electrical Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         34,800  WESCO International, Inc. (NON)                                                                         974,400

Electronics (5.3%)
--------------------------------------------------------------------------------------------------------------------------------
        172,300  Atmel Corp. (NON)                                                                                       508,285
         29,000  Freescale Semiconductor, Inc. Class A (NON)                                                             491,550
         76,200  MEMC Electronic Materials, Inc. (NON)                                                                 1,024,890
         32,700  Omnivision Technologies, Inc. (NON)                                                                     495,405
         35,200  PerkinElmer, Inc.                                                                                       726,176
         26,700  QLogic Corp. (NON)                                                                                    1,081,350
        101,400  Skyworks Solutions, Inc. (NON)                                                                          643,890
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,971,546

Energy (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
         17,500  Cooper Cameron Corp. (NON)                                                                            1,001,175
         41,400  Pride International, Inc. (NON)                                                                       1,028,376
         23,600  Rowan Cos., Inc.                                                                                        706,348
         19,100  Unit Corp. (NON)                                                                                        862,747
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,598,646

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         21,000  Speedway Motorsports, Inc.                                                                              749,700

Financial (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          2,900  Chicago Mercantile Exchange                                                                             562,687

Food (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         14,300  7-Eleven, Inc. (NON)                                                                                    343,486

Forest Products and Packaging (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         44,800  Crown Holdings, Inc. (NON)                                                                              697,088

Gaming & Lottery (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
          9,000  Ameristar Casinos, Inc.                                                                                 492,120
         64,700  GTECH Holdings Corp.                                                                                  1,522,391
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,014,511

Health Care Services (5.3%)
--------------------------------------------------------------------------------------------------------------------------------
         20,000  Coventry Health Care, Inc. (NON)                                                                      1,362,800
         11,300  LifePoint Hospitals, Inc. (NON)                                                                         495,392
         20,200  Lincare Holdings, Inc. (NON)                                                                            893,446
         17,400  Pediatrix Medical Group, Inc. (NON)                                                                   1,193,466
         12,500  Province Healthcare Co. (NON)                                                                           301,125
         11,600  Sierra Health Services, Inc. (NON)                                                                      740,544
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,986,773

Homebuilding (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         12,400  Hovnanian Enterprises, Inc. Class A (NON)                                                               632,400
         13,000  Lennar Corp.                                                                                            736,840
          1,400  NVR, Inc. (NON)                                                                                       1,099,000
         19,700  Ryland Group, Inc. (The)                                                                              1,221,794
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,690,034

Insurance (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         18,400  W.R. Berkley Corp.                                                                                      912,640

Investment Banking/Brokerage (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         29,700  Ameritrade Holding Corp. Class A (NON)                                                                  303,237
         20,000  Calamos Asset Management, Inc. Class A                                                                  538,400
         46,400  E*Trade Group, Inc. (NON)                                                                               556,800
         32,300  Eaton Vance Corp.                                                                                       757,112
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,155,549

Leisure (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          5,300  Brunswick Corp.                                                                                         248,305

Machinery (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         20,700  Briggs & Stratton Corp.                                                                                 753,687
         12,200  Terex Corp. (NON)                                                                                       528,260
         26,700  Timken Co.                                                                                              729,978
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,011,925

Manufacturing (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         36,200  Maverick Tube Corp. (NON)                                                                             1,176,862

Medical Technology (7.0%)
--------------------------------------------------------------------------------------------------------------------------------
         14,300  Bausch & Lomb, Inc.                                                                                   1,048,190
          5,400  Beckman Coulter, Inc.                                                                                   358,830
         13,400  C.R. Bard, Inc.                                                                                         912,272
          9,200  Dade Behring Holdings, Inc. (NON)                                                                       542,156
         13,800  DENTSPLY International, Inc.                                                                            750,858
          9,000  Diagnostic Products Corp.                                                                               434,700
          8,315  Kinetic Concepts, Inc. (NON)                                                                            495,990
         18,800  Mentor Corp.                                                                                            603,480
         14,200  Respironics, Inc. (NON)                                                                                 827,434
         18,100  Varian Medical Systems, Inc. (NON)                                                                      620,468
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,594,378

Metal Fabricators (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         25,900  Mueller Industries, Inc.                                                                                729,085

Metals (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         20,600  Steel Dynamics, Inc.                                                                                    709,670
         37,300  Worthington Industries , Inc.                                                                           719,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,428,814

Office Equipment & Supplies (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          6,500  Global Imaging Systems, Inc. (NON)                                                                      230,490

Oil & Gas (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
         11,800  Newfield Exploration Co. (NON)                                                                          876,268
         16,800  Noble Energy, Inc.                                                                                    1,142,736
            700  Oil States International, Inc. (NON)                                                                     14,385
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,033,389

Pharmaceuticals (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
         15,600  Barr Pharmaceuticals, Inc. (NON)                                                                        761,748
         16,800  Cephalon, Inc. (NON)                                                                                    786,744
         34,300  IVAX Corp. (NON)                                                                                        678,111
         23,700  Par Pharmaceutical Cos., Inc. (NON)                                                                     792,528
         19,928  Salix Pharmaceuticals, Ltd. (NON)                                                                       328,613
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,347,744

Restaurants (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         21,200  CEC Entertainment, Inc. (NON)                                                                           775,920
          6,900  Jack in the Box, Inc. (NON)                                                                             255,990
         17,900  O'Charleys, Inc. (NON)                                                                                  389,146
          1,700  Red Robin Gourmet Burgers, Inc. (NON)                                                                    86,547
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,507,603

Retail (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
         14,800  Abercrombie & Fitch Co. Class A                                                                         847,152
         16,700  Advance Auto Parts, Inc. (NON)                                                                          842,515
         15,400  Aeropostale, Inc. (NON)                                                                                 504,350
          5,600  BJ's Wholesale Club, Inc. (NON)                                                                         173,936
         34,200  Claire's Stores, Inc.                                                                                   787,968
         24,900  Michaels Stores, Inc.                                                                                   903,870
         40,900  Pacific Sunwear of California, Inc. (NON)                                                             1,144,382
         32,000  Ross Stores, Inc.                                                                                       932,480
         12,000  Timberland Co. (The) Class A (NON)                                                                      851,160
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,987,813

Schools (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         35,200  Career Education Corp. (NON)                                                                          1,205,952
         34,900  Education Management Corp. (NON)                                                                        975,455
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,181,407

Semiconductor (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         30,700  Lam Research Corp. (NON)                                                                                886,002

Shipping (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
         11,100  Arkansas Best Corp.                                                                                     419,358
         37,700  Heartland Express, Inc.                                                                                 721,955
         25,900  J. B. Hunt Transport Services, Inc.                                                                   1,133,643
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,274,956

Software (6.5%)
--------------------------------------------------------------------------------------------------------------------------------
         38,995  Amdocs, Ltd. (Guernsey) (NON)                                                                         1,107,458
         16,600  Autodesk, Inc.                                                                                          494,016
         39,300  Citrix Systems, Inc. (NON)                                                                              936,126
         17,300  Cognos, Inc. (Canada) (NON)                                                                             725,562
         25,300  FileNET Corp. (NON)                                                                                     576,334
         13,600  Hyperion Solutions Corp. (NON)                                                                          599,896
         14,500  Kronos, Inc. (NON)                                                                                      741,095
          6,900  Progress Software Corp. (NON)                                                                           180,918
         41,400  Synopsys, Inc. (NON)                                                                                    749,340
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,110,745

Technology (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        146,500  ON Semiconductor Corp. (NON)                                                                            578,675

Technology Services (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
         27,900  Acxiom Corp.                                                                                            583,946
         24,700  Equifax, Inc.                                                                                           758,042
         14,700  Fair Isaac Corp.                                                                                        506,268
          3,000  Infospace, Inc. (NON)                                                                                   122,490
         45,400  Ingram Micro, Inc. Class A (NON)                                                                        756,818
         41,000  RSA Security, Inc. (NON)                                                                                649,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,377,414

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         75,200  Premiere Global Services, Inc. (NON)                                                                    851,264

Telephone (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
          6,800  Telephone and Data Systems, Inc.                                                                        554,880

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
          1,900  UTI Worldwide, Inc.                                                                                     131,955

Waste Management (--%)
--------------------------------------------------------------------------------------------------------------------------------
             50  Waste Connections, Inc. (NON)                                                                             1,738
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $81,496,836)                                                             $90,783,115
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (2.8%) (a)(cost $2,680,747)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
      2,680,747  Puntam Money Market Fund (e)                                                                         $2,680,747
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $84,177,583)(b)                                                             $93,463,862
================================================================================================================================




Putnam VT OTC & Emerging Growth Fund
Written options outstanding at March 31, 2005
(premiums received $9,506)

Contract                                                                               Expiration date/
amount                                                                                 strike price                        Value
--------------------------------------------------------------------------------------------------------------------------------
  3,977                                            Amdocs, Ltd. (Guernsey) (Call)      Apr. 05/ 30.77                     $2,178
  1,368                                            Lennar Corp. (Put)                  Apr. 05/ 52.19                        764
  2,584                                            Rowan Cos., Inc. (Call)             Apr. 05/ 33.11                        270
  4,756                                            RSA Sec (Call)                      Apr. 05/ 17.82                        334
  1,925                                            Ryland Group, Inc. (Call)           Apr. 05/ 69.96                        706
 10,445                                            Skyworks Solutions, Inc. (Put)      May 05/ 5.67                        1,425
  1,952                                            Steel Dynamics, Inc. (Put)          Apr. 05/ 36.44                      5,721
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $11,398
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $94,122,382.

(b) The aggregate identified cost on a tax basis is $84,336,521, resulting in gross unrealized appreciation and depreciation of $11,564,630 and $2,437,289 respectively, or net unrealized appreciation of $9,127,341.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $971 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $13,967 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $8,469,369 and $9,519,223, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Research Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         39,100  Boeing Co. (The)                                                                                     $2,285,786
         31,000  Lockheed Martin Corp.                                                                                 1,892,860
         17,800  United Technologies Corp.                                                                             1,809,548
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,988,194

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         81,000  Southwest Airlines Co.                                                                                1,153,440

Banking (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        112,400  Commerce Bancorp, Inc.                                                                                3,649,628
         39,700  Fifth Third Bancorp                                                                                   1,706,306
         98,000  U.S. Bancorp                                                                                          2,824,360
         55,000  Wells Fargo & Co.                                                                                     3,289,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,469,294

Biotechnology (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         54,100  Amgen, Inc. (NON)                                                                                     3,149,161
         35,500  Chiron Corp. (NON)                                                                                    1,244,630
         20,600  Genzyme Corp. (NON)                                                                                   1,179,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,572,935

Building Materials (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         35,800  Masco Corp.                                                                                           1,241,186
         15,400  Vulcan Materials Co.                                                                                    875,182
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,116,368

Cable Television (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
        108,400  Comcast Corp. Class A (NON) (S)                                                                       3,661,752

Chemicals (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         26,000  Air Products & Chemicals, Inc.                                                                        1,645,540
         32,200  PPG Industries, Inc.                                                                                  2,302,944
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,948,484

Commercial and Consumer Services (3.1%)
--------------------------------------------------------------------------------------------------------------------------------
        136,300  Cendant Corp.                                                                                         2,799,602
         54,800  eBay, Inc. (NON)                                                                                      2,041,848
         56,300  Yahoo!, Inc. (NON)                                                                                    1,908,570
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,750,020

Communications Equipment (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        207,000  Cisco Systems, Inc. (NON)                                                                             3,703,230
         56,800  Qualcomm, Inc.                                                                                        2,081,720
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,784,950

Computers (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
         52,100  Dell, Inc. (NON)                                                                                      2,001,682
         40,300  IBM Corp.                                                                                             3,682,614
         19,400  Lexmark International, Inc. Class A (NON)                                                             1,551,418
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,235,714

Conglomerates (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
         79,800  General Electric Co.                                                                                  2,877,588
        132,900  Tyco International, Ltd.                                                                              4,492,020
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,369,608

Consumer Finance (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
         41,900  Capital One Financial Corp.                                                                           3,132,863
         90,800  Countrywide Financial Corp.                                                                           2,947,368
         83,600  Providian Financial Corp. (NON)                                                                       1,434,576
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,514,807

Consumer Goods (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         24,400  Alberto-Culver Co.                                                                                    1,167,784
         56,900  Avon Products, Inc.                                                                                   2,443,286
         43,800  Estee Lauder Cos., Inc. (The) Class A                                                                 1,970,124
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,581,194

Containers (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         46,000  Owens-Illinois, Inc. (NON)                                                                            1,156,440

Electric Utilities (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
         22,100  Dominion Resources, Inc.                                                                              1,644,903
         36,000  Edison International                                                                                  1,249,920
         19,600  Entergy Corp.                                                                                         1,384,936
         44,800  PG&E Corp.                                                                                            1,527,680
         21,200  Wisconsin Energy Corp.                                                                                  752,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,560,039

Electronics (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        157,200  Freescale Semiconductor, Inc. Class A (NON)                                                           2,664,540
         75,900  Intel Corp.                                                                                           1,763,157
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,427,697

Energy (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
         32,600  Cooper Cameron Corp. (NON)                                                                            1,865,046
         33,988  National-Oilwell, Inc. (NON)                                                                          1,587,240
         58,500  Pride International, Inc. (NON)                                                                       1,453,140
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,905,426

Financial (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
          5,190  Chicago Mercantile Exchange (The)                                                                     1,007,016
         99,800  Citigroup, Inc.                                                                                       4,485,012
         68,700  Fannie Mae                                                                                            3,740,715
         35,600  Freddie Mac                                                                                           2,249,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,482,663

Health Care Services (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
         12,700  AmerisourceBergen Corp.                                                                                 727,583
         55,000  Cardinal Health, Inc.                                                                                 3,069,000
         10,400  Express Scripts, Inc. (NON)                                                                             906,776
         20,200  HCA, Inc.                                                                                             1,082,114
         18,600  Health Management Associates, Inc. Class A                                                              486,948
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,272,421

Homebuilding (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          1,900  NVR, Inc. (NON)                                                                                       1,491,500

Insurance (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
         34,700  ACE, Ltd. (Bermuda)                                                                                   1,432,069
        103,700  American International Group, Inc.                                                                    5,746,017
         23,700  Everest Re Group, Ltd. (Barbados)                                                                      2,017,107
         25,600  Willis Group Holdings, Ltd. (Bermuda)                                                                  943,872
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,139,065

Investment Banking/Brokerage (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
          2,200  Goldman Sachs Group, Inc. (The)                                                                         241,978
         25,300  Lehman Brothers Holdings, Inc.                                                                        2,382,248
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,624,226

Leisure (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         19,500  Brunswick Corp.                                                                                         913,575
         32,000  Harley-Davidson, Inc.                                                                                 1,848,320
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,761,895

Lodging/Tourism (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         45,200  Royal Caribbean Cruises, Ltd. (Liberia)                                                               2,019,988

Machinery (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         23,100  Parker-Hannifin Corp.                                                                                 1,407,252

Manufacturing (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         31,400  Ingersoll-Rand Co. Class A (Bermuda)                                                                  2,501,010

Media (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        186,700  Time Warner, Inc. (NON)                                                                               3,276,585
         90,900  Walt Disney Co. (The)                                                                                 2,611,557
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,888,142

Medical Technology (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         17,300  Becton, Dickinson and Co.                                                                             1,010,666
         23,400  Medtronic, Inc.                                                                                       1,192,230
         58,600  St. Jude Medical, Inc. (NON)                                                                          2,109,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,312,496

Metals (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         39,100  Alcoa, Inc.                                                                                           1,188,249

Oil & Gas (6.3%)
--------------------------------------------------------------------------------------------------------------------------------
         28,300  Amerada Hess Corp.                                                                                    2,722,743
         15,200  Devon Energy Corp.                                                                                      725,800
        147,000  ExxonMobil Corp.                                                                                      8,761,200
         37,700  Marathon Oil Corp.                                                                                    1,768,884
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,978,627

Pharmaceuticals (5.7%)
--------------------------------------------------------------------------------------------------------------------------------
         30,300  Caremark Rx, Inc. (NON)                                                                               1,205,334
         16,700  Eli Lilly Co.                                                                                           870,070
         88,500  Johnson & Johnson                                                                                     5,943,660
         85,700  Pfizer, Inc.                                                                                          2,251,339
         53,800  Wyeth                                                                                                 2,269,284
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,539,687

Restaurants (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        100,700  McDonald's Corp.                                                                                      3,135,798

Retail (6.5%)
--------------------------------------------------------------------------------------------------------------------------------
         16,100  Abercrombie & Fitch Co. Class A                                                                         921,564
         22,800  AutoZone, Inc. (NON)                                                                                  1,953,960
         49,300  Kohl's Corp. (NON)                                                                                    2,545,359
         48,800  Lowe's Cos., Inc.                                                                                     2,785,992
         40,100  Michaels Stores, Inc.                                                                                 1,455,630
          4,300  Sears Holdings Corp. (NON)                                                                              572,631
         45,700  Staples, Inc.                                                                                         1,436,351
         43,080  Supervalu, Inc.                                                                                       1,436,718
         48,100  TJX Cos., Inc. (The)                                                                                  1,184,703
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,292,908

Schools (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         29,700  Apollo Group, Inc. Class A (NON)                                                                      2,199,582

Semiconductor (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        148,400  Applied Materials, Inc. (NON)                                                                         2,411,500

Software (5.0%)
--------------------------------------------------------------------------------------------------------------------------------
         18,000  Adobe Systems, Inc.                                                                                   1,209,060
        215,000  Microsoft Corp.                                                                                       5,196,550
        309,500  Oracle Corp. (NON)                                                                                    3,862,560
         60,500  Red Hat, Inc. (NON)                                                                                     660,055
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,928,225

Technology Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         58,500  Automatic Data Processing, Inc.                                                                       2,629,575
         32,300  Fiserv, Inc. (NON)                                                                                    1,285,540
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,915,115

Telecommunications (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
         52,400  American Tower Corp. Class A (NON)                                                                      955,252
         63,000  Nextel Communications, Inc. Class A (NON)                                                             1,790,460
         38,500  PanAmSat Holding Corp.                                                                                  654,500
         69,900  Sprint Corp. (FON Group) (S)                                                                          1,590,225
         48,400  Vodafone Group PLC ADR (United Kingdom)                                                               1,285,504
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,275,941

Tobacco (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         92,500  Altria Group, Inc.                                                                                    6,048,574
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $206,494,145)                                                           $219,011,226
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (1.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,751,528  Putnam Prime Money Market Fund (e)                                                                   $1,751,528
      1,627,334  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                       1,625,000
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $3,376,528)                                                      $3,376,528
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $209,870,673) (b)                                                          $222,387,754
================================================================================================================================



Putnam VT Research Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $1,192,440)

                                                                               Aggregate            Delivery          Unrealized
                                                               Value          face value                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
British Pound                                             $1,184,303          $1,192,440             6/15/05              $8,137
================================================================================================================================



Putnam VT Research Fund

Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
February 17, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                               $124,209           2/17/06               $11,740

Agreement with Citigroup Global Markets, Ltd. dated
February 24, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                123,535           2/24/06                12,479
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $24,219
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $220,226,057.

(b) The aggregate identified cost on a tax basis is $210,894,325, resulting in gross unrealized appreciation and depreciation of $18,406,881 and $6,913,452, respectively, or net unrealized appreciation of $11,493,429.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $1,589,500. The fund received cash collateral of $1,625,000 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $9,127 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $17,043,130 and $16,528,209, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturitites of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Advertising and Marketing Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         64,600  Valassis Communications, Inc. (NON) (S)                                                              $2,258,416

Aerospace and Defense (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        696,050  AAR Corp. (NON)                                                                                       9,466,280
         32,400  Curtiss-Wright Corp.                                                                                  1,846,800
        113,000  Heico Corp. (S)                                                                                       2,271,300
         26,300  Heico Corp. Class A                                                                                     417,381
         99,700  Herley Industries, Inc. (NON)                                                                         1,705,867
        119,600  Innovative Solutions & Support, Inc. (NON)                                                            3,797,300
        127,200  Teledyne Technologies, Inc. (NON)                                                                     3,981,360
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,486,288

Airlines (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        148,600  Airtran Holdings, Inc. (NON) (S)                                                                      1,344,830
        328,400  SkyWest, Inc. (S)                                                                                     6,104,956
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,449,786

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        161,900  American Axle & Manufacturing Holdings, Inc. (S)                                                      3,966,550
         33,500  CLARCOR, Inc.                                                                                         1,740,660
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,707,210

Banking (11.5%)
--------------------------------------------------------------------------------------------------------------------------------
         42,600  AMCORE Financial, Inc.                                                                                1,203,450
        537,100  BankAtlantic Bancorp, Inc. Class A                                                                    9,345,540
        415,400  Brookline Bancorp, Inc. (S)                                                                           6,189,460
         46,740  Central Pacific Financial Corp.                                                                       1,572,801
        278,500  Colonial Bancgroup, Inc.                                                                              5,714,820
        200,300  Commercial Federal Corp.                                                                              5,538,295
         64,900  East West Bancorp, Inc. (S)                                                                           2,396,108
         48,900  First Community Bancorp                                                                               2,166,270
        118,900  First Niagara Financial Group, Inc.                                                                   1,570,669
        307,100  Flagstar Bancorp, Inc.                                                                                6,003,805
        161,650  Greater Bay Bancorp                                                                                   3,945,877
        154,200  Hudson United Bancorp                                                                                 5,435,550
        231,200  Irwin Financial Corp. (S)                                                                             5,322,224
        536,300  Netbank, Inc.                                                                                         4,547,824
        117,000  NewAlliance Bancshares, Inc.                                                                          1,638,000
         73,710  Oriental Financial Group (S)                                                                          1,726,288
        110,100  PFF Bancorp, Inc.                                                                                     3,038,760
        142,600  Provident Bankshares Corp.                                                                            4,700,096
        367,710  Republic Bancorp, Inc.                                                                                4,978,793
         51,800  Sovereign Bancorp, Inc. (S)                                                                           1,147,888
        250,400  Sterling Bancshares, Inc.                                                                             3,555,680
         88,484  W Holding Co., Inc.                                                                                     891,034
         89,300  Webster Financial Corp.                                                                               4,055,113
         54,200  Westcorp                                                                                              2,289,950
         36,200  Wintrust Financial Corp.                                                                              1,704,658
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      90,678,953

Basic Materials (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        170,000  Ameron International Corp.                                                                            6,120,000

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        421,700  Sinclair Broadcast Group, Inc. Class A                                                                3,386,251

Building Materials (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        478,900  Apogee Enterprises, Inc.                                                                              6,838,692
        298,200  Interface, Inc. Class A (NON)                                                                         2,033,724
        311,100  Lennox International, Inc.                                                                            6,819,312
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,691,728

Capital Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         51,500  Bandag, Inc.                                                                                          2,419,470

Chemicals (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
        107,290  A. Schulman, Inc. (S)                                                                                 1,868,992
        126,700  Airgas, Inc.                                                                                          3,026,863
        522,600  Crompton Corp.                                                                                        7,629,960
         42,500  Great Lakes Chemical Corp.                                                                            1,365,100
      1,123,500  Omnova Solutions, Inc. (NON)                                                                          6,033,195
        929,900  PolyOne Corp. (NON)                                                                                   8,257,512
        123,300  RPM, Inc.                                                                                             2,253,924
        311,500  Tredegar Corp.                                                                                        5,251,890
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      35,687,436

Coal (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        194,970  Foundation Coal Holdings, Inc.                                                                        4,583,745

Commercial and Consumer Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         87,500  4Kids Entertainment, Inc. (NON) (S)                                                                   1,934,625
         89,400  Banta Corp.                                                                                           3,826,320
        112,000  Brink's Co. (The)                                                                                     3,875,200
        115,500  Catalina Marketing Corp. (S)                                                                          2,991,450
        142,000  ePlus, Inc. (NON)                                                                                     1,657,140
        193,700  MPS Group, Inc. (NON)                                                                                 2,035,787
         22,300  Paxar Corp. (NON)                                                                                       475,882
        129,700  RemedyTemp, Inc. Class A (NON)                                                                        1,277,545
        156,700  TeleTech Holdings, Inc. (NON)                                                                         2,024,564
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,098,513

Communications Equipment (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        274,100  Arris Group, Inc. (NON)                                                                               1,894,031
        205,000  Inter-Tel, Inc.                                                                                       5,022,500
        190,600  Radyne Comstream Corp. (NON) (S)                                                                      1,557,202
         93,400  Redback Networks, Inc. (NON)                                                                            558,532
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,032,265

Computers (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        294,900  Iomega Corp. (NON)                                                                                    1,265,121
         85,800  Netgear, Inc. (NON) (S)                                                                               1,294,722
        178,500  Xyratex Ltd. (Bermuda) (NON)                                                                          3,337,950
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,897,793

Conglomerates (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        129,200  AMETEK, Inc.                                                                                          5,200,300
        199,000  Crane Co. (Australia)                                                                                 5,729,210
        139,800  Walter Industries, Inc. (S)                                                                           5,948,490
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,878,000

Consumer Finance (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        113,100  AmeriCredit Corp. (NON)                                                                               2,651,064

Consumer Goods (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        171,400  American Greetings Corp. Class A                                                                      4,367,272
        172,800  Blyth Industries, Inc.                                                                                5,501,952
        130,300  Elizabeth Arden, Inc. (NON)                                                                           3,093,322
         92,700  Prestige Brands Holdings, Inc. (NON)                                                                  1,636,155
        117,700  Rayovac Corp. (NON)                                                                                   4,896,320
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,495,021

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        531,900  Stewart Enterprises, Inc. Class A                                                                     3,271,185

Distributors (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        171,200  Hughes Supply, Inc.                                                                                   5,093,200

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        482,950  Sierra Pacific Resources (NON) (S)                                                                    5,191,713
        142,800  Westar Energy, Inc.                                                                                   3,090,192
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,281,905

Electrical Equipment (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         98,300  Lincoln Electric Holdings, Inc.                                                                       2,956,864
         68,300  Smith (A.O.) Corp.                                                                                    1,971,821
        131,000  Watsco, Inc.                                                                                          5,515,100
         89,900  WESCO International, Inc. (NON)                                                                       2,517,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,960,985

Electronics (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
        287,500  Agilysys, Inc.                                                                                        5,652,250
        286,500  Avnet, Inc. (NON)                                                                                     5,277,330
         38,200  Diodes, Inc. (NON)                                                                                    1,036,366
        458,500  General Cable Corp. (NON) (S)                                                                         5,534,095
        125,300  Komag, Inc. (NON)                                                                                     2,800,455
        379,000  Monolithic System Technology, Inc. (NON) (S)                                                          2,217,150
        348,600  X-Rite, Inc.                                                                                          5,242,944
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,760,590

Energy (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        243,300  Global Industries, Ltd. (NON)                                                                         2,287,020
        154,400  GulfMark Offshore, Inc. (NON)                                                                         4,000,504
         23,200  Hydril Co. (NON)                                                                                      1,355,112
         91,791  National-Oilwell, Inc. (NON)                                                                          4,286,640
         58,800  Pride International, Inc. (NON)                                                                       1,460,592
        135,300  Tidewater, Inc.                                                                                       5,257,758
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,647,626

Engineering & Construction (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         57,200  EMCOR Group, Inc. (NON)                                                                               2,678,104

Financial (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        234,400  Advanta Corp. Class B                                                                                 5,391,200

Food (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        131,500  Cal-Maine Foods, Inc. (S)                                                                             1,033,590
        115,000  Chiquita Brands International, Inc.                                                                   3,079,700
        101,500  Flowers Foods, Inc.                                                                                   2,863,315
         91,500  Ralcorp Holdings, Inc.                                                                                4,332,525
        143,800  Sanderson Farms, Inc.                                                                                 6,213,598
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,522,728

Health Care Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
         69,600  AMERIGROUP Corp. (NON)                                                                                2,544,576
        428,760  D&K Healthcare Resources, Inc.                                                                        3,588,721
      1,211,500  Hooper Holmes, Inc.                                                                                   4,627,930
         24,600  Pediatrix Medical Group, Inc. (NON)                                                                   1,687,314
        187,900  PSS World Medical, Inc. (NON)                                                                         2,136,423
         36,600  Sierra Health Services, Inc. (NON) (S)                                                                2,336,544
         85,000  Sunrise Assisted Living, Inc. (NON) (S)                                                               4,131,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,052,508

Homebuilding (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        343,600  Champion Enterprises, Inc. (NON)                                                                      3,229,840
         63,660  Comstock Homebuilding Cos., Inc. Class A (NON)                                                        1,355,321
        642,900  Fleetwood Enterprises, Inc. (NON) (S)                                                                 5,593,230
        235,300  Levitt Corp. Class A                                                                                  6,033,092
         49,200  Meritage Corp. (NON)                                                                                  2,898,864
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,110,347

Household Furniture and Appliances (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         93,000  Furniture Brands International, Inc. (S)                                                              2,028,330
        362,900  Haverty Furniture Cos., Inc.                                                                          5,534,225
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,562,555

Insurance (9.8%)
--------------------------------------------------------------------------------------------------------------------------------
        553,700  American Equity Investment Life Holding Co. (S)                                                       7,081,823
        166,600  AmerUs Group Co. (S)                                                                                  7,871,850
        162,500  Bristol West Holdings, Inc.                                                                           2,518,750
        445,700  Ceres Group, Inc. (NON)                                                                               2,420,151
         90,900  FBL Financial Group, Inc. Class A                                                                     2,545,200
        229,400  Fremont General Corp. (S)                                                                             5,044,506
         98,200  Hub International, Ltd. (Canada)                                                                      1,895,260
        162,100  Infinity Property & Casualty Corp.                                                                    5,067,246
        101,600  Landamerica Financial Group, Inc.                                                                     5,083,048
         40,900  Navigators Group, Inc. (NON)                                                                          1,355,631
         84,100  Philadelphia Consolidated Holding Corp. (NON)                                                         6,520,273
        371,468  Presidential Life Corp.                                                                               6,047,499
        197,900  PXRE Group, Ltd. (Bermuda)                                                                            5,076,135
         96,400  Stancorp Financial Group                                                                              8,172,792
        115,100  State Auto Financial Corp.                                                                            3,063,962
        114,500  Stewart Information Services                                                                          4,296,040
         64,000  Zenith National Insurance Corp.                                                                       3,319,040
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      77,379,206

Investment Banking/Brokerage (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        322,700  MCG Capital Corp. (S)                                                                                 4,964,740

Machinery (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        107,300  Gardner Denver, Inc. (NON)                                                                            4,239,423
      1,115,200  Milacron, Inc. (NON)                                                                                  3,401,360
         67,300  MSC Industrial Direct Co., Inc. Class A                                                               2,056,688
        188,100  Regal-Beloit Corp.                                                                                    5,415,399
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,112,870

Manufacturing (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        124,600  Blount International, Inc. (NON)                                                                      2,115,708
         84,300  Griffon Corp. (NON)                                                                                   1,804,863
        285,400  Kaman Corp.                                                                                           3,553,230
        263,900  Stewart & Stevenson Services, Inc.                                                                    6,040,671
        148,000  York International Corp.                                                                              5,798,640
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,313,112

Medical Technology (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         90,100  Conmed Corp. (NON)                                                                                    2,713,812
        144,600  Datascope Corp.                                                                                       4,421,868
         26,100  Dionex Corp. (NON)                                                                                    1,422,450
         61,500  Edwards Lifesciences Corp. (NON)                                                                      2,658,030
        148,100  Hanger Orthopedic Group, Inc. (NON)                                                                     881,195
        112,400  Serologicals Corp. (NON)                                                                              2,747,056
        132,100  Vital Signs, Inc.                                                                                     5,269,469
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,113,880

Metals (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         87,600  Quanex Corp.                                                                                          4,670,832
         32,800  Reliance Steel & Aluminum Co.                                                                         1,312,328
         48,500  Steel Dynamics, Inc.                                                                                  1,670,825
         45,700  Texas Industries, Inc.                                                                                2,456,375
         46,700  United States Steel Corp.                                                                             2,374,695
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,485,055

Oil & Gas (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        171,000  Energy Partners, Ltd. (NON) (S)                                                                       4,440,870
        129,900  Magnum Hunter Resources, Inc. (NON)                                                                   2,092,689
         52,800  Premcor, Inc.                                                                                         3,151,104
         40,300  Quicksilver Resources, Inc. (NON) (S)                                                                 1,963,819
        262,700  Range Resources Corp.                                                                                 6,136,672
        152,600  Remington Oil & Gas Corp. (NON)                                                                       4,809,952
        117,600  St. Mary Land & Exploration Co.                                                                       5,885,880
        118,300  Universal Compression Holdings, Inc. (NON)                                                            4,480,021
        204,700  Vintage Petroleum, Inc.                                                                               6,439,862
        137,700  Warren Resources, Inc. (NON)                                                                          1,477,521
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      40,878,390

Pharmaceuticals (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        318,300  Alpharma, Inc. Class A                                                                                3,921,456
         86,200  Andrx Group (NON)                                                                                     1,954,154
        149,200  Owens & Minor, Inc. (S)                                                                               4,050,780
         31,700  Par Pharmaceutical Cos., Inc. (NON)                                                                   1,060,048
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,986,438

Photography/Imaging (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        441,700  Ikon Office Solutions, Inc. (S)                                                                       4,368,413
         74,300  Imation Corp.                                                                                         2,581,925
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,950,338

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        247,400  Playboy Enterprises, Inc. Class B (NON) (S)                                                           3,191,460

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         46,900  Rail America, Inc. (Private) (NON) (F)                                                                  585,312

Real Estate (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        106,600  Anworth Mortgage Asset Corp. (R)                                                                      1,018,030
        155,600  Entertainment Properties Trust (R)                                                                    6,446,508
        108,900  Friedman, Billings, Ramsey Group, Inc. Class A (R)                                                    1,728,243
        203,500  Getty Realty Corp. (R)                                                                                5,199,425
         49,800  Mills Corp. (R)                                                                                       2,634,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,026,626

Restaurants (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         33,000  CBRL Group, Inc.                                                                                      1,362,900
        186,700  Landry's Restaurants, Inc.                                                                            5,399,364
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,762,264

Retail (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
         63,200  Aaron Rents, Inc.                                                                                     1,264,000
        157,800  Coldwater Creek, Inc. (NON) (S)                                                                       2,916,144
        183,500  CSK Auto Corp. (NON)                                                                                  3,238,775
         97,000  Finlay Enterprises, Inc. (NON)                                                                        1,281,370
        273,700  Handleman Co.                                                                                         5,189,352
         63,700  Movie Gallery, Inc.                                                                                   1,826,916
        121,200  Nash Finch Co. (S)                                                                                    4,604,388
        236,800  Nautilus Group, Inc. (S)                                                                              5,626,368
         51,900  New York & Company, Inc. (NON)                                                                        1,041,633
        134,500  Nu Skin Enterprises, Inc. Class A                                                                     3,027,595
        260,000  Ruddick Corp.                                                                                         6,019,000
         72,900  School Specialty, Inc. (NON)                                                                          2,854,764
         97,200  ShopKo Stores, Inc. (NON)                                                                             2,159,784
        118,700  Sonic Automotive, Inc.                                                                                2,695,677
         83,100  Sports Authority, Inc. (The) (NON) (S)                                                                2,285,250
         52,400  Stage Stores, Inc. (NON)                                                                              2,011,636
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      48,042,652

Semiconductor (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         67,200  Applied Films Corp. (NON)                                                                             1,553,664
        293,200  Cohu, Inc.                                                                                            4,676,540
        346,700  Helix Technology Corp.                                                                                5,363,449
         56,780  Rofin-Sinar Technologies, Inc. (NON)                                                                  1,824,909
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,418,562

Shipping (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        192,900  EGL, Inc. (NON)                                                                                       4,398,120
         47,300  General Maritime Corp. (NON)                                                                          2,291,212
         58,500  Tsakos Energy Navigation, Ltd. (Norway) (S)                                                           2,575,755
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,265,087

Software (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         42,200  Hyperion Solutions Corp. (NON) (S)                                                                    1,861,442
        101,100  S1 Corp. (NON)                                                                                          701,634
         98,900  Verity, Inc. (NON)                                                                                      934,605
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,497,681

Staffing (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         92,820  Kforce, Inc. (NON)                                                                                    1,020,092

Technology Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        146,100  Acxiom Corp.                                                                                          3,057,873
        295,000  Digitas, Inc. (NON)                                                                                   2,979,500
        150,900  MTS Systems Corp.                                                                                     4,380,627
        289,400  Neoware Systems, Inc. (NON) (S)                                                                       3,018,442
        149,900  Overland Storage, Inc. (NON)                                                                          2,200,532
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,636,974

Telecommunications (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        260,100  Boston Communications Group (NON)                                                                     1,851,912
        315,860  Earthlink, Inc. (NON)                                                                                 2,842,740
         25,300  Equinix, Inc. (NON)                                                                                   1,071,202
        319,300  Primus Telecommunications GP (NON) (S)                                                                  501,301
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,267,155

Textiles (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        159,700  Kellwood Co.                                                                                          4,597,763
         64,700  Phillips-Van Heusen Corp.                                                                             1,723,608
        237,550  Wolverine World Wide, Inc.                                                                            5,090,697
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,412,068

Tire & Rubber (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        301,300  Cooper Tire & Rubber (S)                                                                              5,531,868

Toys (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        394,900  Action Performance Cos., Inc. (S)                                                                     5,224,527

Transportation Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         93,500  Landstar Systems, Inc. (NON)                                                                          3,062,125

Waste Management (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        132,500  URS Corp. (NON)                                                                                       3,809,373
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $573,907,776)                                                           $782,792,727
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (10.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $9,570,631  Putnam Prime Money Market Fund (e)                                                                   $9,570,631
--------------------------------------------------------------------------------------------------------------------------------
     74,795,404  Short-term investments held as collateral for loaned securities with yields ranging
                 from 2.70% to 3.025% and due dates ranging from April 1, 2005 to May 3, 2005 (d)                     74,688,109
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $84,258,740)                                                    $84,258,740
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $658,166,516) (b)                                                          $867,051,467
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $788,032,683.

(b) The aggregate identified cost on a tax basis is $665,256,405, resulting in gross unrealized appreciation and depreciation of $235,088,662 and $33,293,600, respectively, or net unrealized appreciation of $201,795,062.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $72,322,901. The fund received cash collateral of $74,688,109 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $57,785 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $41,437,239 and $54,996,858, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities are valued at fair value following procedures approved by the Trustees. Such procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Utilities Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (88.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Cable Television (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         32,400  Comcast Corp. Class A (Special) (NON)                                                                $1,082,160
            970  Jupiter Telecommunications Co., Ltd. (Japan) (NON)                                                      775,528
            462  Jupiter Telecommunications Co., Ltd. 144A (Japan) (NON)                                                 369,375
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,227,063

Conglomerates (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         72,598  Vivendi Universal SA (France) (NON)                                                                   2,229,280
         12,640  Vivendi Universal SA 144A (France) (NON)                                                                388,139
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,617,419

Electric Utilities (50.6%)
--------------------------------------------------------------------------------------------------------------------------------
        143,539  Alliant Energy Corp.                                                                                  3,843,974
        120,689  Ameren Corp. (S)                                                                                      5,914,968
         73,818  American Electric Power Co., Inc. (S)                                                                 2,514,241
         62,069  CMS Energy Corp. (NON)                                                                                  809,380
         90,501  Consolidated Edison, Inc. (S)                                                                         3,817,332
         39,537  Constellation Energy Group, Inc.                                                                      2,044,063
        290,853  Dominion Resources, Inc. (S)                                                                         21,648,188
         98,498  DPL, Inc.                                                                                             2,462,450
        110,899  DTE Energy Co. (S)                                                                                    5,043,687
        445,651  Edison International (S)                                                                             15,473,003
          5,791  Electrabel SA (Belgium)                                                                               2,604,543
        408,332  Energias de Portugal (EDP) SA (Portugal)                                                              1,140,849
         83,123  Energy East Corp. (S)                                                                                 2,179,485
        287,168  Entergy Corp.                                                                                        20,291,291
        429,751  Exelon Corp.                                                                                         19,721,273
        115,545  FirstEnergy Corp.                                                                                     4,847,113
        310,219  FPL Group, Inc. (S)                                                                                  12,455,293
         69,653  Great Plains Energy, Inc. (S)                                                                         2,129,989
         39,078  Iberdrola SA (Spain)                                                                                  1,024,778
        338,351  National Thermal Power Corp., Ltd. (India)                                                              664,757
         95,798  Northeast Utilities (S)                                                                               1,846,027
         25,313  OGE Energy Corp. (S)                                                                                    682,185
        625,151  PG&E Corp. (S) (SEG)                                                                                 21,317,649
         61,584  Pinnacle West Capital Corp. (S)                                                                       2,617,936
        146,399  PPL Corp.                                                                                             7,904,082
        120,915  Progress Energy, Inc. (S)                                                                             5,072,384
         88,587  Public Service Enterprise Group, Inc.                                                                 4,818,247
         67,047  Puget Energy, Inc.                                                                                    1,477,716
         55,052  SCANA Corp. (S)                                                                                       2,104,087
         26,793  Scottish Power PLC ADR (United Kingdom)                                                                 835,942
        949,447  Sierra Pacific Resources (NON) (S)                                                                   10,206,555
        158,380  Southern Co. (The) (S)                                                                                5,041,235
        131,851  Wisconsin Energy Corp.                                                                                4,680,711
        155,113  XCEL Energy, Inc. (S)                                                                                 2,664,841
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     201,900,254

Natural Gas Utilities (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
         14,872  Energen Corp.                                                                                           990,475
         64,291  Equitable Resources, Inc.                                                                             3,692,875
        108,959  MDU Resources Group, Inc. (S)                                                                         3,009,448
        109,939  NiSource, Inc.                                                                                        2,505,510
         40,012  Questar Corp. (S)                                                                                     2,370,711
        163,407  Sempra Energy                                                                                         6,510,135
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,079,154

Power Producers (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        678,619  International Power PLC (United Kingdom) (NON)                                                        2,298,313

Regional Bells (6.3%)
--------------------------------------------------------------------------------------------------------------------------------
        151,090  BellSouth Corp. (S)                                                                                   3,972,156
        321,759  SBC Communications, Inc. (S)                                                                          7,622,471
        105,881  Telus Corp. (Canada)                                                                                  3,258,887
        293,112  Verizon Communications, Inc.                                                                         10,405,476
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,258,990

Telecommunications (21.8%)
--------------------------------------------------------------------------------------------------------------------------------
         13,736  ALLTEL Corp.                                                                                            753,420
         84,693  American Tower Corp. Class A (NON) (S)                                                                1,543,953
         45,517  CenturyTel, Inc. (S)                                                                                  1,494,778
         77,945  Cesky Telecom AS (Czech Republic)                                                                     1,466,562
        639,500  China Mobile (Hong Kong), Ltd. (Hong Kong)                                                            2,090,914
      2,006,000  China Telecom Corp., Ltd. (China)                                                                       700,895
         32,518  Fastweb (Italy) (NON) (S)                                                                             1,598,165
        181,673  France Telecom SA (France)                                                                            5,453,542
         28,449  France Telecom SA 144A (France)                                                                         853,995
        161,900  Hellenic Telecommunication Organization (OTE) SA (Greece)                                             2,865,499
        732,000  Hutchinson Telecommunications International, Ltd. (Hong Kong) (NON)                                     699,235
         43,330  KT Freetel Co., Ltd. (South Korea)                                                                      911,065
         44,930  Maroc Telecom 144A (Paris Stock Exchange) (Morocco) (NON)                                               432,060
         32,090  Maroc Telecom 144A (Casablanca Stock Exchange) (Morocco) (NON)                                          312,436
        192,745  Nextel Communications, Inc. Class A (NON)                                                             5,477,813
         19,500  Nextel Partners, Inc. Class A (NON) (S)                                                                 428,220
            522  Nippon Telegraph & Telephone (NTT) Corp. (Japan)                                                      2,289,302
          1,523  NTT DoCoMo, Inc. (Japan)                                                                              2,563,494
         67,500  PanAmSat Holding Corp. (S)                                                                            1,147,500
        203,800  Sprint Corp. (FON Group) (S)                                                                          4,636,450
        511,000  StarHub Ltd. (Singapore) (NON)                                                                          390,479
         51,200  TDC A/S (Denmark)                                                                                     2,164,079
        509,473  Telecom Corp. of New Zealand, Ltd. (New Zealand) (S)                                                  2,200,395
      2,243,094  Telecom Italia SpA (Italy)                                                                            8,526,084
        622,317  Telefonica SA (Spain)                                                                                10,868,941
         18,221  Telefonos de Mexico SA de CV (Telmex) ADR Ser. L (Mexico)                                               629,171
         91,000  Telenor ASA (Norway)                                                                                    821,755
        172,700  TeliaSonera AB 144A (Sweden)                                                                          1,030,137
      8,565,131  Vodafone Group PLC (United Kingdom)                                                                  22,737,057
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      87,087,396

Telephone (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
      1,882,000  China Netcom Group Corp. Hong Kong, Ltd. (Hong Kong) (NON)                                            2,642,343
        531,681  Koninklijke (Royal) KPN NV (Netherlands)                                                              4,767,344
         55,000  Koninklijke (Royal) KPN NV 144A (Netherlands)                                                           493,160
         90,424  Telekom Austria AG (Austria)                                                                          1,774,340
         20,300  Telekom Austria AG 144A (Austria) (NON)                                                                 398,336
        163,000  Telekom Malaysia Berhad (Malaysia)                                                                      418,224
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,493,747

Water Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        103,411  Aqua America, Inc. (S)                                                                                2,519,092
         72,870  Southwest Water Co. (S)                                                                                 760,034
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,279,126
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $236,046,781)                                                           $354,241,462
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (8.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Electric Utilities (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
       $565,000  AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013                                                   $576,295
        145,000  AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013                                                      147,820
        750,000  Carolina Power & Light Co. 1st mtge. 5.7s, 2035                                                         745,830
         25,000  CenterPoint Energy Houston Electric LLC general ref. mtge. Ser. M2,
                 5 3/4s, 2014                                                                                             25,875
         60,000  Cleveland Electric Illuminating Co. (The) sec. notes Ser. D, 7.43s, 2009                                 66,236
        270,000  Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024                                            347,392
        430,000  Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013                                                     433,028
         35,000  Dayton Power & Light Co. (The) 144A 1st mtge. 5 1/8s, 2013                                               35,305
        535,000  Detroit Edison Co. 144A 1st mtge. 5.45s, 2035                                                           516,916
        200,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                                        212,494
        400,000  Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005                                                       403,009
        180,000  Duquesne Light Co. 1st mtge. Ser. O, 6.7s, 2012                                                         196,854
        340,000  Entergy Arkansas Inc. 1st mtge. 5.4s, 2018                                                              333,335
        680,000  FirstEnergy Corp. notes Ser. B, 6.45s, 2011                                                             717,431
        105,000  FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031                                                            118,934
        415,000  Florida Power & Light Co. 1st mtge. 5.95s, 2033                                                         443,837
        280,000  Florida Power & Light Co. 1st mtge. 5 5/8s, 2034                                                        286,437
        325,000  Florida Power Corp. 1st mtge. 5.9s, 2033                                                                330,986
        110,000  Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013                                                    115,786
        290,000  MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007                                                  291,032
        230,000  Monongahela Power Co. 1st mtge. 5s, 2006                                                                231,377
         48,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                      53,880
        250,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                   243,750
        480,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                               530,159
         10,000  NiSource Finance Corp. company guaranty 7 7/8s, 2010                                                     11,404
        310,000  Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033                                                     368,422
        320,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2015                                                     344,790
        230,000  Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012                                                     246,570
        510,000  Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034                                                        522,978
        615,000  Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014                                                         599,851
         45,000  PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013                                                            46,392
        340,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                                                 347,875
        188,672  Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012                                                194,126
         10,000  PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007                                         10,862
         35,000  Public Service Company of New Mexico sr. notes 4.4s, 2008                                                34,738
        320,000  Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008                                            337,672
        285,000  Public Service Electric & Gas Co. sec. notes 5s, 2014                                                   282,338
        175,000  Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009                                          188,995
         85,000  Rochester Gas & Electric notes 6 3/8s, 2033                                                              92,441
        225,000  Southern Power Co. sr. notes Ser. D, 4 7/8s, 2015                                                       215,484
        175,000  Tampa Electric Co. notes 6 7/8s, 2012                                                                   194,094
        605,000  TransAlta Corp. notes 6 3/4s, 2012 (Canada)                                                             651,441
        120,000  Wisconsin Electric Power notes 4 1/2s, 2013                                                             116,298
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,210,769

Natural Gas Utilities (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         50,000  Atmos Energy Corp. notes 4.95s, 2014                                                                     48,175
         80,000  CenterPoint Energy Resources Corp. notes 7 3/4s, 2011                                                    90,721
      1,075,000  Consolidated Natural Gas Co. sr. notes 5s, 2014                                                       1,051,112
        170,000  National Fuel Gas Co. notes 5 1/4s, 2013                                                                169,826
        170,000  Texas Eastern Transmission LP sr. notes 7s, 2032                                                        195,185
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,555,019

Oil & Gas (--%)
--------------------------------------------------------------------------------------------------------------------------------
         85,000  Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012                                                        85,322

Power Producers (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        625,000  Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                                     750,000
         55,000  Southern California Edison Co. 1st mtge. 6s, 2034                                                        57,108
        150,000  Southern California Edison Co. 1st mtge. 5s, 2014                                                       148,666
         75,000  Southern California Edison Co. 1st mtge. 5s, 2016                                                        73,550
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,029,324

Regional Bells (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        150,000  Ameritech Capital Funding company guaranty 6 1/4s, 2009                                                 157,754
        240,000  Bellsouth Capital Funding notes 7 3/4s, 2010                                                            270,175
        740,000  BellSouth Corp. bonds 5.2s, 2014                                                                        732,044
         15,000  Michigan Bell Telephone Co. debs. 7.85s, 2022                                                            17,598
        285,000  SBC Communications, Inc. notes 5.1s, 2014                                                               277,784
        285,000  SBC Communications, Inc. notes 4 1/8s, 2009                                                             277,198
        430,000  Telus Corp. notes 8s, 2011 (Canada)                                                                     497,955
        120,000  Verizon Global Funding Corp. notes 7 3/4s, 2030                                                         145,032
      1,350,000  Verizon New England Inc. sr. notes 6 1/2s, 2011                                                       1,445,314
         20,000  Verizon New Jersey, Inc. debs. 8s, 2022                                                                  23,682
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,844,536

Telecommunications (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
        355,000  AT&T Wireless Services, Inc. notes 8 1/8s, 2012                                                         414,720
        150,000  AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031                                                     197,897
      1,250,000  AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                                   1,421,741
      1,150,000  British Telecommunications PLC notes 8 3/8s, 2010 (United Kingdom)                                    1,335,245
        255,000  Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)                                  293,270
      1,255,000  Deutsche Telekom International Finance BV company guaranty
                 8 3/4s, 2030 (Germany)                                                                                1,637,800
        100,000  Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)                                  100,285
        335,000  France Telecom notes 8 3/4s, 2031 (France)                                                              440,911
        965,000  France Telecom notes 7 3/4s, 2011 (France)                                                            1,104,188
      1,280,000  Sprint Capital Corp. company guaranty 7 5/8s, 2011                                                    1,424,782
         40,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                                         43,323
        995,000  Sprint Capital Corp. company guaranty 6 7/8s, 2028                                                    1,065,238
        600,000  Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)                                    611,824
         50,000  Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)                                     49,398
        145,000  Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)                                   139,067
        755,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)                                                  963,864
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,243,553

Telephone (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,805,000  New England Telephone & Telegraph Co. debs. 7 7/8s, 2029                                              2,128,507
        325,000  Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)                                        428,308
        615,000  Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)                                        697,660
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,254,475
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $32,347,480)                                                 $33,222,998
--------------------------------------------------------------------------------------------------------------------------------

Warrants  (0.3%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------------
Number of warrants                                                                               Expiration date           Value
--------------------------------------------------------------------------------------------------------------------------------
         78,900  Hanaro Telecom, Inc. 144A Structured Exercise Call Warrants (issued by UBS
                 AG) (South Korea)                                                               09/05/05               $224,171
         24,884  KT Corp. 144A Structured Exercise Call Warrants (issued by UBS AG) (South
                 Korea)                                                                          01/13/06                965,560
--------------------------------------------------------------------------------------------------------------------------------
                 Total Warrants  (cost $1,261,043)                                                                    $1,189,731
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (20.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $7,784,906  Putnam Prime Money Market Fund (e)                                                                   $7,784,906
     73,210,273  Short-term investments held as collateral for loaned securities with yields ranging from 2.63% to 3.025% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                      73,109,072
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $80,893,978)                                                    $80,893,978
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $350,549,282) (b)                                                          $469,548,169
================================================================================================================================



Putnam VT Utilities Growth and Income Fund
Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $3,225,884)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                           $137,471            $137,764             4/20/05              $ (293)
Japanese Yen                                               1,032,634           1,085,752             5/18/05             (53,118)
Mexican Peso                                                 221,714             217,482             4/20/05               4,232
Norwegian Krone                                              503,877             508,273             6/15/05              (4,396)
Swedish Krona                                                177,707             181,799             6/15/05              (4,092)
Swiss Franc                                                1,068,157           1,094,814             6/15/05             (26,657)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(84,324)
================================================================================================================================



Putnam VT Utilities Growth and Income Fund
Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $27,430,398)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
British Pound                                             $4,090,524          $4,113,424             6/15/05             $22,900
Canadian Dollar                                            2,075,074           2,113,405             4/20/05              38,331
Danish Krone                                               1,748,130           1,767,362             6/15/05              19,232
Euro                                                      13,806,950          13,922,592             6/15/05             115,642
Hong Kong Dollar                                           3,995,860           4,014,237             5/18/05              18,377
New Zealand Dollar                                         1,502,387           1,499,378             4/20/05              (3,009)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $211,473
================================================================================================================================



Putnam VT Utilities Growth and Income Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                     Unrealized
                                                           Number of                              Expiration       appreciation/
                                                           contracts               Value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond 20 yr (Short)                                   8            $891,000              Jun-05             $(8,774)
U.S. Treasury Note 10 yr (Short)                                  13           1,420,453              Jun-05               9,652
U.S. Treasury Note 5 yr (Long)                                    40           4,283,750              Jun-05              19,255
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $20,133
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $399,085,832.

(b) The aggregate identified cost on a tax basis is $353,435,927, resulting in gross unrealized appreciation and depreciation of $118,126,287 and $2,014,045, respectively, or net unrealized appreciation of $116,112,242.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $70,915,179. The fund received cash collateral of $73,109,072 which is pooled with collateral of other Putnam funds into 29 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $54,454 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $61,007,968 and $59,658,982, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at March 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Portfolio Value)

Austria                             0.5%
Belgium                             0.7
Canada                              1.1
Denmark                             0.5
France                              2.6
Germany                             0.5
Greece                              0.7
Hong Kong                           1.4
Italy                               2.6
Japan                               1.5
Netherlands                         1.6
New Zealand                         0.6
South Korea                         0.5
Spain                               3.0
United Kingdom                      7.1
United States                      72.8
Other                               2.3

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Vista Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        143,500  United Defense Industries, Inc. (S)                                                                 $10,535,770

Automotive (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        183,000  Autoliv, Inc.                                                                                         8,719,950
         10,200  Cummins, Inc.                                                                                           717,570
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,437,520

Banking (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         98,600  Commerce Bancorp, Inc.                                                                                3,201,542

Basic Materials (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        106,240  Vulcan Materials Co.                                                                                  6,037,619

Biotechnology (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        110,900  Genzyme Corp. (NON)                                                                                   6,347,916
         28,600  IDEXX Laboratories, Inc. (NON) (S)                                                                    1,548,976
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,896,892

Broadcasting (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         93,200  XM Satellite Radio Holdings, Inc. Class A (NON) (S)                                                   2,935,800

Chemicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         86,500  Georgia Gulf Corp.                                                                                    3,977,270

Commercial and Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         58,800  Corporate Executive Board Co. (The)                                                                   3,760,260
         16,200  Strayer Education, Inc.                                                                               1,835,784
         36,500  West Corp. (NON) (S)                                                                                  1,168,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,764,044

Communications Equipment (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        153,400  Harris Corp. (S)                                                                                      5,008,510
        113,500  Scientific-Atlanta, Inc.                                                                              3,202,970
        404,500  Tellabs, Inc. (NON)                                                                                   2,952,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,164,330

Computers (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
        149,400  Apple Computer, Inc. (NON)                                                                            6,225,498
         71,900  Lexmark International, Inc. (NON)                                                                     5,749,843
         21,400  Logitech International SA ADR (Switzerland) (NON)                                                     1,302,832
         64,700  NAVTEQ Corp. (NON) (S)                                                                                2,804,745
        205,000  Network Appliance, Inc. (NON)                                                                         5,670,300
         58,000  Take-Two Interactive Software, Inc. (NON) (S)                                                         2,267,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,021,018

Conglomerates (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         78,000  AMETEK, Inc.                                                                                          3,139,500
         35,800  Harman International Industries, Inc.                                                                 3,166,868
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,306,368

Consumer Cyclicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         51,200  Black & Decker Manufacturing Co.                                                                      4,044,288

Consumer Finance (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
         85,200  Capital One Financial Corp.                                                                           6,370,404
        189,000  Nelnet, Inc. Class A (NON) (S)                                                                        6,015,870
        323,600  Providian Financial Corp. (NON) (S)                                                                   5,552,976
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,939,250

Consumer Goods (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
         86,114  Alberto-Culver Co.                                                                                    4,121,416
         34,600  Energizer Holdings, Inc. (NON)                                                                        2,069,080
         41,800  Scotts Co. (The) Class A (NON)                                                                        2,935,614
        158,600  Yankee Candle Co., Inc. (The)                                                                         5,027,620
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,153,730

Consumer Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         41,600  Alliance Data Systems Corp. (NON)                                                                     1,680,640
         87,900  Getty Images, Inc. (NON) (S)                                                                          6,250,569
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,931,209

Containers (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        158,790  Ball Corp.                                                                                            6,586,609

Distributors (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         48,000  Hughes Supply, Inc. (S)                                                                               1,428,000

Electronics (7.6%)
--------------------------------------------------------------------------------------------------------------------------------
         56,900  Amphenol Corp. Class A                                                                                2,107,576
        172,300  ATI Technologies, Inc. (Canada) (NON)                                                                 2,973,898
        384,500  Linear Technology Corp.                                                                              14,730,196
        307,400  SanDisk Corp. (NON)                                                                                   8,545,720
         59,900  Silicon Laboratories, Inc. (NON)                                                                      1,779,629
        241,500  Storage Technology Corp. (NON)                                                                        7,438,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      37,575,219

Energy (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        120,900  BJ Services Co.                                                                                       6,272,292

Entertainment (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         20,800  Pixar, Inc. (NON) (S)                                                                                 2,029,040

Financial (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
          6,600  Chicago Mercantile Exchange (S)                                                                       1,280,598
         57,000  Moody's Corp. (S)                                                                                     4,609,020
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,889,618

Forest Products and Packaging (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        175,900  Louisiana-Pacific Corp.                                                                               4,422,126

Gaming & Lottery (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         27,100  Mandalay Resort Group                                                                                 1,910,279

Health Care Services (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
         63,920  Coventry Health Care, Inc. (NON)                                                                      4,355,509
        144,800  Laboratory Corp. of America Holdings (NON)                                                            6,979,360
         99,600  PacifiCare Health Systems, Inc. (NON) (S)                                                             5,669,232
         71,100  WellPoint, Inc. (NON)                                                                                 8,912,385
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,916,486

Homebuilding (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
          8,800  NVR, Inc. (NON)                                                                                       6,908,000

Household Furniture and Appliances (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         60,800  Whirlpool Corp. (S)                                                                                   4,117,984

Insurance (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         41,200  Everest Re Group, Ltd. (Barbados)                                                                     3,506,532
         88,100  W.R. Berkley Corp.                                                                                    4,369,760
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,876,292

Investment Banking/Brokerage (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         76,500  Bear Stearns Cos., Inc. (The)                                                                         7,642,350

Leisure (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         76,800  Harley-Davidson, Inc.                                                                                 4,435,968
          9,200  Polaris Industries, Inc.                                                                                646,116
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,082,084

Machinery (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        160,100  Terex Corp. (NON)                                                                                     6,932,330
         89,200  Toro Co. (The)                                                                                        7,894,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,826,530

Manufacturing (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         83,640  Graco, Inc.                                                                                           3,375,710
         93,600  IDEX Corp.                                                                                            3,776,760
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,152,470

Media (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         33,400  Dolby Laboratories, Inc. Class A (NON)                                                                  784,900

Medical Technology (8.4%)
--------------------------------------------------------------------------------------------------------------------------------
        106,100  Biomet, Inc.                                                                                          3,851,430
        129,500  C.R. Bard, Inc.                                                                                       8,816,360
        145,400  Charles River Laboratories International, Inc. (NON)                                                  6,839,616
         53,300  Dade Behring Holdings, Inc. (NON)                                                                     3,140,969
        121,100  Edwards Lifesciences Corp. (NON) (S)                                                                  5,233,942
         62,000  Gen-Probe, Inc. (NON)                                                                                 2,762,720
         68,100  Respironics, Inc. (NON)                                                                               3,968,187
        203,200  Varian Medical Systems, Inc. (NON)                                                                    6,965,696
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      41,578,920

Oil & Gas (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
         75,700  Amerada Hess Corp.                                                                                    7,283,097
         68,900  Burlington Resources, Inc.                                                                            3,449,823
         55,100  Newfield Exploration Co. (NON)                                                                        4,091,726
         50,500  Pogo Producing Co. (S)                                                                                2,486,620
         55,600  Sunoco, Inc.                                                                                          5,755,712
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,066,978

Pharmaceuticals (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         83,600  Barr Pharmaceuticals, Inc. (NON)                                                                      4,082,188
        117,400  Cephalon, Inc. (NON) (S)                                                                              5,497,842
         93,600  Medicis Pharmaceutical Corp. Class A (S)                                                              2,806,128
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,386,158

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        170,800  Marvel Enterprises, Inc. (NON) (S)                                                                    3,416,000

Restaurants (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        156,100  Darden Restaurants, Inc.                                                                              4,789,148

Retail (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
         49,500  Abercrombie & Fitch Co. Class A                                                                       2,833,380
        160,000  Aeropostale, Inc. (NON)                                                                               5,240,000
        125,800  American Eagle Outfitters, Inc.                                                                       3,717,390
        439,200  Claire's Stores, Inc.                                                                                10,119,168
        123,700  Michaels Stores, Inc. (S)                                                                             4,490,310
        218,100  Staples, Inc.                                                                                         6,854,883
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,255,131

Schools (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         84,300  Apollo Group, Inc. Class A (NON) (S)                                                                  6,243,258

Semiconductor (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        131,800  Lam Research Corp. (NON) (S)                                                                          3,803,748
        134,100  Sigmatel, Inc. (NON)                                                                                  5,019,363
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,823,111

Shipping (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        126,000  CNF Transportation, Inc.                                                                              5,895,540
         85,100  Overseas Shipholding Group                                                                            5,353,641
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,249,181

Software (8.8%)
--------------------------------------------------------------------------------------------------------------------------------
        137,700  Adobe Systems, Inc.                                                                                   9,249,309
        465,000  BMC Software, Inc. (NON) (SEG)                                                                        6,975,000
        439,800  Citrix Systems, Inc. (NON) (S)                                                                       10,476,036
         80,000  McAfee, Inc. (NON)                                                                                    1,804,800
         50,200  Mercury Interactive Corp. (NON) (S)                                                                   2,378,476
        176,900  Siebel Systems, Inc. (NON)                                                                            1,615,097
        111,600  Symantec Corp. (NON)                                                                                  2,380,428
        358,100  Veritas Software Corp. (NON)                                                                          8,315,082
         15,000  Websense, Inc. (NON)                                                                                    807,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      44,001,228

Technology Services (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
        110,300  Acxiom Corp. (S)                                                                                      2,308,579
        130,600  Equifax, Inc.                                                                                         4,008,114
        209,700  Fair Isaac Corp.                                                                                      7,222,068
         66,900  Ingram Micro, Inc. Class A (NON) (S)                                                                  1,115,223
         88,300  VeriSign, Inc. (NON)                                                                                  2,534,210
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,188,194

Tobacco (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        102,300  UST, Inc.                                                                                             5,288,910
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $396,773,841)                                                           $494,053,146
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (11.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $56,925,381  Short-term investments held as collateral for loaned securities with yields ranging from 2.70% to 3.03% and due dates ranging from April 1, 2005 to
                 May 3, 2005 (d)                                                                                     $56,843,721
      1,784,062  Putnam Prime Money Market Fund (e)                                                                    1,784,062
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments (cost $58,627,783)                                                     $58,627,783
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $455,401,624) (b)                                                          $552,680,929
================================================================================================================================




Putnam VT Vista Fund
--------------------------------------------------------------------------------------------------------------------------------
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                  Number of                          Expiration    appreciation/
                                                                  contracts               Value            date   (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index Mini (Long)                                           10             617,900          Jun-05          (14,920)
S&P 500  Index (Long)                                                     6          $1,775,850          Jun-05          $24,278
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $9,358
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $497,156,895.

(b) The aggregate identified cost on a tax basis is $456,553,735, resulting in gross unrealized appreciation and depreciation of $102,033,542 and $5,906,348, respectively, or net unrealized appreciation of $96,127,194.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $55,253,390. The fund received cash collateral of $56,843,721, which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $30,776 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $10,143,745 and $17,159,052, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Putnam VT Voyager Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        394,600  Boeing Co. (The) (S)                                                                                $23,068,316
        142,300  L-3 Communications Holdings, Inc.                                                                    10,106,146
        332,600  Lockheed Martin Corp.                                                                                20,308,556
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,483,018

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        926,400  Southwest Airlines Co. (S)                                                                           13,191,936

Banking (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        414,540  Commerce Bancorp, Inc. (S)                                                                           13,460,114
        163,900  Investors Financial Services Corp. (S)                                                                8,016,349
        634,200  U.S. Bancorp (S)                                                                                     18,277,644
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      39,754,107

Basic Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         92,400  Vulcan Materials Co. (S)                                                                              5,251,092

Beverage (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        127,900  Molson Coors Brewing Co. Class B                                                                      9,870,043

Biotechnology (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
        985,200  Amgen, Inc. (NON)                                                                                    57,348,492
        378,200  Biogen Idec, Inc. (NON) (S)                                                                          13,051,682
        383,500  Genzyme Corp. (NON)                                                                                  21,951,540
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      92,351,714

Building Materials (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        624,600  Masco Corp.                                                                                          21,654,882

Cable Television (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        404,900  Comcast Corp. Class A (Special) (NON)                                                                13,523,660

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         91,100  PPG Industries, Inc. (S)                                                                              6,515,472

Commercial and Consumer Services (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
        881,200  eBay, Inc. (NON)                                                                                     32,833,512
      1,179,500  Yahoo!, Inc. (NON) (S)                                                                               39,985,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      72,818,562

Communications Equipment (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
      4,701,900  Cisco Systems, Inc. (NON)                                                                            84,116,991
        161,800  Harris Corp. (S)                                                                                      5,282,770
        922,200  Qualcomm, Inc. (S)                                                                                   33,798,630
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     123,198,391

Computers (5.5%)
--------------------------------------------------------------------------------------------------------------------------------
        334,300  Apple Computer, Inc. (NON)                                                                           13,930,281
      1,823,000  Dell, Inc. (NON)                                                                                     70,039,660
      1,937,200  EMC Corp. (NON)                                                                                      23,866,304
        219,400  IBM Corp.                                                                                            20,048,772
        162,700  Lexmark International, Inc. (NON)                                                                    13,011,119
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     140,896,136

Conglomerates (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        172,800  Danaher Corp. (S)                                                                                     9,229,248
         84,300  Harman International Industries, Inc. (S)                                                             7,457,178
        555,500  Tyco International, Ltd. (Bermuda) (S)                                                               18,775,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      35,462,326

Consumer Finance (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        578,700  Capital One Financial Corp. (S)                                                                      43,269,399
        764,500  Countrywide Financial Corp.                                                                          24,815,670
         21,500  MBNA Corp. (S)                                                                                          527,825
        447,900  Providian Financial Corp. (NON)                                                                       7,685,964
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      76,298,858

Consumer Goods (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
        664,400  Avon Products, Inc. (S)                                                                              28,529,336
        342,000  Estee Lauder Cos., Inc. (The) Class A                                                                15,383,160
        518,200  Procter & Gamble Co. (The)                                                                           27,464,600
         74,700  Scotts Co. (The) Class A (NON) (S)                                                                    5,246,181
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      76,623,277

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        125,300  Alliance Data Systems Corp. (NON)                                                                     5,062,120

Containers (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        117,500  Ball Corp. (S)                                                                                        4,873,900

Electronics (5.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,044,200  Freescale Semiconductor, Inc. Class B (NON)                                                          18,012,450
      3,674,600  Intel Corp.                                                                                          85,360,958
        280,100  Motorola, Inc.                                                                                        4,193,097
        331,600  SanDisk Corp. (NON)                                                                                   9,218,480
        346,400  Storage Technology Corp. (NON) (S)                                                                   10,669,120
      1,012,000  Texas Instruments, Inc. (S)                                                                          25,795,880
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     153,249,985

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        368,300  Royal Caribbean Cruises, Ltd. (Liberia)                                                              16,459,327

Financial (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
         98,000  Chicago Mercantile Exchange                                                                          19,014,940
        837,900  Fannie Mae                                                                                           45,623,655
        205,100  Freddie Mac (S)                                                                                      12,962,320
        127,500  Moody's Corp. (S)                                                                                    10,309,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      87,910,565

Health Care Services (6.1%)
--------------------------------------------------------------------------------------------------------------------------------
        240,800  AmerisourceBergen Corp. (S)                                                                          13,795,432
        512,900  Cardinal Health, Inc. (S)                                                                            28,619,820
        180,300  Express Scripts, Inc. (NON)                                                                          15,720,357
        196,800  HCA, Inc. (S)                                                                                        10,542,576
        288,500  Health Management Associates, Inc.                                                                    7,552,930
        194,900  Manor Care, Inc. (S)                                                                                  7,086,564
        328,500  Medco Health Solutions, Inc. (NON) (S)                                                               16,283,745
        159,600  PacifiCare Health Systems, Inc. (NON)                                                                 9,084,432
        455,100  UnitedHealth Group, Inc. (S)                                                                         43,407,438
        105,300  WellChoice, Inc. (NON)                                                                                5,613,543
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     157,706,837

Homebuilding (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        162,920  Lennar Corp. (S)                                                                                      9,234,306
         24,500  NVR, Inc. (NON)                                                                                      19,232,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      28,466,806

Household Furniture and Appliances (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        143,800  Whirlpool Corp.                                                                                       9,739,574

Insurance (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,453,800  American International Group, Inc.                                                                   80,555,058
        127,400  Everest Re Group, Ltd. (Barbados) (S)                                                                10,843,014
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      91,398,072

Investment Banking/Brokerage (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        130,000  Bear Stearns Cos., Inc. (The)                                                                        12,987,000
        110,900  Legg Mason, Inc.                                                                                      8,665,726
        276,650  Lehman Brothers Holdings, Inc. (S)                                                                   26,049,364
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      47,702,090

Leisure (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        312,400  Harley-Davidson, Inc. (S)                                                                            18,044,224

Lodging/Tourism (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,016,500  Cendant Corp.                                                                                        20,878,910
        131,532  Las Vegas Sands Corp. (NON) (S)                                                                       5,918,940
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,797,850

Machinery (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        203,900  Parker-Hannifin Corp.                                                                                12,421,588

Manufacturing (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        131,700  Graco, Inc.                                                                                           5,315,412

Medical Technology (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        330,700  Becton, Dickinson and Co.                                                                            19,319,494
         40,700  C.R. Bard, Inc.                                                                                       2,770,856
         94,500  Charles River Laboratories International, Inc. (NON) (S)                                              4,445,280
        158,400  Edwards Lifesciences Corp. (NON) (S)                                                                  6,846,048
        385,600  St. Jude Medical, Inc. (NON)                                                                         13,881,600
        434,900  Varian Medical Systems, Inc. (NON)                                                                   14,908,372
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      62,171,650

Metals (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        477,500  Alcoa, Inc. (S)                                                                                      14,511,225

Oil & Gas (3.2%)
--------------------------------------------------------------------------------------------------------------------------------
        398,000  Amerada Hess Corp.                                                                                   38,291,580
        155,500  Apache Corp.                                                                                          9,521,265
        317,900  Marathon Oil Corp. (S)                                                                               14,915,868
        264,900  Valero Energy Corp.                                                                                  19,409,223
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      82,137,936

Pharmaceuticals (11.2%)
--------------------------------------------------------------------------------------------------------------------------------
        347,000  Caremark Rx, Inc. (NON) (S)                                                                          13,803,660
      2,433,000  Johnson & Johnson (S)                                                                               163,400,280
      3,065,600  Pfizer, Inc.                                                                                         80,533,312
        174,000  Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)                                                 5,394,000
        630,200  Wyeth                                                                                                26,581,836
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     289,713,088

Photography/Imaging (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        891,200  Xerox Corp. (NON)                                                                                    13,501,680

Power Producers (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        613,700  AES Corp. (The) (NON)                                                                                10,052,406

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        176,700  Norfolk Southern Corp.                                                                                6,546,735

Restaurants (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        800,500  McDonald's Corp.                                                                                     24,927,570
        198,400  Starbucks Corp. (NON)                                                                                10,249,344
        261,700  Yum! Brands, Inc.                                                                                    13,558,677
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      48,735,591

Retail (10.0%)
--------------------------------------------------------------------------------------------------------------------------------
        178,700  Abercrombie & Fitch Co. Class A (S)                                                                  10,228,788
        196,900  AutoZone, Inc. (NON) (S)                                                                             16,874,330
        638,100  Best Buy Co., Inc. (S)                                                                               34,463,781
         91,200  Coach, Inc. (NON)                                                                                     5,164,656
        659,400  Home Depot, Inc. (The)                                                                               25,215,456
        763,800  Lowe's Cos., Inc.                                                                                    43,605,342
        483,700  Michaels Stores, Inc.                                                                                17,558,310
        141,000  PETCO Animal Supplies, Inc. (NON)                                                                     5,190,210
        673,400  Staples, Inc. (S)                                                                                    21,164,962
        165,800  Supervalu, Inc.                                                                                       5,529,430
        136,100  Timberland Co. (The) Class A (NON) (S)                                                                9,653,573
      1,275,600  Wal-Mart Stores, Inc.                                                                                63,920,316
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     258,569,154

Schools (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        339,400  Apollo Group, Inc. Class A (NON)                                                                     25,135,964

Shipping (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        173,400  J. B. Hunt Transport Services, Inc.                                                                   7,589,718

Software (8.4%)
--------------------------------------------------------------------------------------------------------------------------------
        449,500  Adobe Systems, Inc. (S)                                                                              30,192,915
        323,400  Autodesk, Inc. (S)                                                                                    9,624,384
        620,200  Citrix Systems, Inc. (NON)                                                                           14,773,164
        111,200  Mercury Interactive Corp. (NON)                                                                       5,268,656
      3,788,200  Microsoft Corp. (SEG)                                                                                91,560,794
      3,433,900  Oracle Corp. (NON)                                                                                   42,855,072
      1,067,100  Symantec Corp. (NON)                                                                                 22,761,243
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     217,036,228

Technology Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        377,400  Accenture, Ltd. Class A (Bermuda) (NON) (S)                                                           9,114,210
         80,800  Fair Isaac Corp. (S)                                                                                  2,782,752
        186,500  Fiserv, Inc. (NON)                                                                                    7,422,700
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,319,662

Telecommunications (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        376,300  American Tower Corp. Class A (NON)                                                                    6,859,949

Tobacco (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
        666,500  Altria Group, Inc.                                                                                   43,582,435
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $2,235,357,156)                                                       $2,551,505,245
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (3.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $44,990,049  Short-term investments held as collateral for loaned securities with yields ranging
                 from 2.63% to 3.03% and due dates ranging from April 1, 2005 to May 3, 2005 (d)                     $44,925,510
--------------------------------------------------------------------------------------------------------------------------------
     33,654,201  Putnam Prime Money Market Fund (e)                                                                   33,654,201
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $78,579,711)                                                    $78,579,711
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,313,936,867) (b)                                                      $2,630,084,956
================================================================================================================================




Putnam VT Voyager Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)

                                                               Number of                      Expiration    Unrealized
                                                               contracts           Value            date  appreciation
----------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index Mini (Long)                                         131      $3,906,420          Jun-05        $3,654
S&P 500 Index (Long)                                                  65      19,238,375          Jun-05        12,339
----------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,993
======================================================================================================================



Putnam VT Voyager Fund  - Fund  065

Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
March 15, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                               $208,803            3/15/06             $14,790

Agreement with Citigroup Global Markets, Ltd. dated
March 14, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                833,467            3/14/06              57,905

Agreement with Citigroup Global Markets, Ltd. dated
March 11, 2005 to receive monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                              1,066,740            3/13/06              79,728

Agreement with Citigroup Global Markets, Ltd. dated
March 10, 2005 to receive monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                                541,540            3/10/06              31,633
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $184,056
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $2,576,693,422.

(b) The aggregate identified cost on a tax basis is $2,423,005,159, resulting in gross unrealized appreciation and depreciation of $295,322,763 and $88,242,966, respectively, or net unrealized appreciation of $207,079,797.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $43,723,028. The fund received cash collateral of $44,925,510 which is pooled with collateral of other Putnam funds into 28 issuers of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect, wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $213,098 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $152,827,918 and $204,591,397, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005